UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          September 30, 2009

Date of reporting period:         September 30, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 121

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                 VALUE
COMMON STOCKS: 97.15%

APPAREL & ACCESSORY STORES: 2.69%
       299,500    Kohl's Corporation+                                                        $  17,086,475
                                                                                             -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.67%
       146,835    VF Corporation                                                                10,635,259
                                                                                             -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.59%
        15,900    NVR Incorporated+<<                                                           10,134,183
                                                                                             -------------

BUSINESS SERVICES: 9.54%
       206,710    Fiserv Incorporated+                                                           9,963,422
       190,100    Manpower Incorporated                                                         10,780,571
       705,800    Microsoft Corporation                                                         18,273,162
       586,400    Omnicom Group Incorporated                                                    21,661,616

                                                                                                60,678,771
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS: 2.21%
       369,600    International Flavors & Fragrances Incorporated                               14,018,928
                                                                                             -------------

COMMUNICATIONS: 2.72%
       769,600    Vodafone Group plc ADR<<                                                      17,316,000
                                                                                             -------------

COSMETICS, PERSONAL CARE: 5.31%
       401,800    Avon Products Incorporated<<                                                  13,645,128
       263,400    Colgate-Palmolive Company<<                                                   20,092,152

                                                                                                33,737,280
                                                                                             -------------

DEPOSITORY INSTITUTIONS: 6.63%
       657,200    Bank of America Corporation                                                   11,119,824
       271,400    JPMorgan Chase & Company                                                      11,892,748
       363,600    State Street Corporation                                                      19,125,360

                                                                                                42,137,932
                                                                                             -------------

EATING & DRINKING PLACES: 3.46%
       242,100    Darden Restaurants Incorporated                                                8,262,873
       240,700    McDonald's Corporation                                                        13,736,749

                                                                                                21,999,622
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES: 1.94%
       463,400    Republic Services Incorporated                                                12,312,538
                                                                                             -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.46%
     1,840,000    Flextronics International Limited+                                            13,726,400
       759,500    General Electric Company                                                      12,470,990
       175,400    Hubbell Incorporated Class B                                                   7,366,800
       547,300    Molex Incorporated Class A                                                    10,283,767
       446,200    Tyco Electronics Limited<<                                                     9,941,336

                                                                                                53,789,293
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.89%
       281,100    Illinois Tool Works Incorporated                                              12,005,781
                                                                                             -------------

FOOD & KINDRED PRODUCTS: 2.21%
       228,800    Diageo plc ADR                                                                14,068,912
                                                                                             -------------

122 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                  VALUE
HEALTHCARE: 2.88%
       300,800    Johnson & Johnson                                                          $  18,315,712
                                                                                             -------------

HEALTH SERVICES: 1.52%
       360,600    Cardinal Health Incorporated                                                   9,664,080
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES: 1.72%
         3,300    Berkshire Hathaway Incorporated Class B+                                      10,965,900
                                                                                             -------------

HOUSEHOLD PRODUCTS, WARES: 3.06%
       362,700    Avery Dennison Corporation                                                    13,060,827
       176,000    Henkel KGaA ADR                                                                6,424,000

                                                                                                19,484,827
                                                                                             -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.86%
       308,400    Diebold Incorporated                                                          10,155,612
       368,200    Dover Corporation                                                             14,271,432
       208,300    Eaton Corporation                                                             11,787,697
       553,100    Pitney Bowes Incorporated                                                     13,744,535

                                                                                                49,959,276
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.32%
       523,400    Willis Group Holdings Limited                                                 14,770,348
                                                                                             -------------

INSURANCE CARRIERS: 3.86%
       299,300    Allstate Corporation                                                           9,164,566
       170,300    Axis Capital Holdings Limited                                                  5,139,654
       203,500    Chubb Corporation                                                             10,258,435

                                                                                                24,562,655
                                                                                             -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS: 5.74%
        78,400    Becton Dickinson & Company                                                     5,468,400
     1,213,400    Boston Scientific Corporation+<<                                              12,849,906
       348,000    Quest Diagnostics Incorporated                                                18,162,120

                                                                                                36,480,426
                                                                                             -------------

MEDICAL PRODUCTS: 0.89%
        99,500    Baxter International Incorporated                                              5,672,495
                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.37%
       252,800    Tyco International Limited<<                                                   8,716,544
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.86%
       209,100    United Parcel Service Incorporated Class B                                    11,807,877
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
       776,200    American Express Company                                                      26,313,180
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.99%
       126,000    Chevron Corporation                                                            8,874,180
       333,400    Exxon Mobil Corporation                                                       22,874,574

                                                                                                31,748,754
                                                                                             -------------
TRAVEL & RECREATION: 2.49%
       475,000    Carnival Corporation                                                          15,808,000
                                                                                             -------------

Portfolio of Investments--September 30, 2009                 Wells Fargo Advantage Master Portfolios 123

C&B LARGE CAP VALUE PORTFOLIO

        SHARES    SECURITY NAME                                                                       VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.13%
       229,700    Kimberly-Clark Corporation                                                      $  13,547,707
                                                                                                  -------------

TOTAL COMMON STOCKS (COST $672,184,023)                                                             617,738,755
                                                                                                  -------------

                                                                                     YIELD
PREFERRED STOCKS: 1.67%
       246,900    Henkel KGaA ADR (Household Products, Wares)                         0.48%(t)       10,592,010
                                                                                                     ----------

TOTAL PREFERRED STOCKS (COST $11,143,238)                                                            10,592,010
                                                                                                     ----------

COLLATERAL FOR SECURITIES LENDING: 7.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.58%
     2,510,147    AIM STIT-Liquid Assets Portfolio                                    0.27%(s)        2,510,147
     2,510,147    BlackRock Liquidity Funds TempFund Portfolio                        0.21%(s)        2,510,147
     2,510,147    Dreyfus Cash Management Fund Institutional                          0.23%(s)        2,510,147
     2,510,147    DWS Money Market Series Institutional                               0.28%(s)        2,510,147

                                                                                                     10,040,588
                                                                                                     ----------

     PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.65%
$    1,222,892    ABN AMRO North America Finance Incorporated                              0.23         10/23/2009     1,222,720
     1,222,892    Allied Irish Banks North America Incorporated++                          0.48         10/07/2009     1,222,794
       804,534    Antalis US Funding Corporation++(p)                                      0.22         10/09/2009       804,495
       965,441    Bank of Ireland                                                          0.53         10/01/2009       965,441
        64,363    Belmont Funding LLC++(p)                                                 0.45         10/02/2009        64,362
        64,363    Belmont Funding LLC++(p)                                                 0.45         10/07/2009        64,358
       804,534    BNP Paribas (Paris)                                                      0.17         10/01/2009       804,534
       128,725    Calcasieu Parish LA+/-ss                                                 0.47         12/01/2027       128,725
       176,998    California Statewide Communities Development Authority+/-ss              0.30         06/01/2028       176,998
       965,441    Cancara Asset Securitization Limited++(p)                                0.27         10/09/2009       965,383
       576,459    Cheyne Finance LLC+++/-####(a)(i)                                        0.00         02/25/2008         9,512
       443,815    Cheyne Finance LLC+++/-####(a)(i)                                        0.00         05/19/2008         7,323
       257,451    Citibank Credit Card Issuance Trust++                                    0.21         10/08/2009       257,440
        85,200    Colorado Housing & Finance Authority+/-ss                                0.40         10/01/2038        85,200
       965,441    Concord Minuteman Capital Company++(p)                                   0.40         10/13/2009       965,312
       257,451    Cook County IL+/-ss                                                      0.70         11/01/2030       257,451
       321,814    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities (Maturity Value
                  $ 324,815)                                                               0.08         10/01/2009       321,814
       965,441    Crown Point Capital Company LLC++(p)                                     0.45         10/09/2009       965,344
       804,534    Danske Bank A/S Copenhagen                                               0.17         10/01/2009       804,534
       579,265    Denver CO City & County School District+/-ss                             0.50         12/15/2037       579,265
       450,539    Dexia Delaware LLC                                                       0.27         10/07/2009       450,519
       160,907    Elysian Funding LLC++(p)                                                 0.45         10/01/2009       160,907
        48,272    Elysian Funding LLC++(p)                                                 0.45         10/07/2009        48,268
     1,126,348    Erasmus Capital Corporation++(p)                                         0.24         10/13/2009     1,126,258
     1,126,348    Fortis Funding LLC++                                                     0.25         10/22/2009     1,126,184
       860,176    Gotham Funding Corporation++(p)                                          0.23         10/13/2009       860,110
       321,814    Greenwich Capital Markets Incorporated Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed (Maturity Value $ 321,815)             0.07         10/01/2009       321,814
     2,026,372    Gryphon Funding Limited(a)(i)                                            0.00         08/05/2010       686,940
        53,099    Henrico County VA Economic Development Authority+/-ss                    0.36         11/01/2042        53,099
       482,721    Houston TX Utility System+/-ss                                           0.50         05/15/2034       482,721
       160,907    Illinois Educational Facilities Authority Revenue+/-ss                   0.35         07/01/2029       160,907
        64,363    Indiana Municipal Power Agency Power Supply System+/-ss                  0.36         01/01/2018        64,363
     1,255,073    Intesa Sanpaolo SpA                                                      0.22         10/14/2009     1,255,073

124 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

C&B LARGE CAP VALUE PORTFOLIO

      PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       128,725    Irish Life & Permanent plc++                                            0.53%        10/07/2009     $   128,714
        831,567    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                   Mortgage Backed Securities (Maturity Value $ 831,568)                   0.06         10/01/2009         831,567
         96,544    Kansas City MO Special Obligation+/-ss                                  0.36         04/15/2025          96,544
        277,082    Lloyds TSB Bank plc                                                     0.21         10/30/2009         277,035
        467,756    Manhattan Asset Funding Company++(p)                                    0.15         10/01/2009         467,756
      1,070,030    Massachusetts HEFA+/-ss                                                 0.32         10/01/2034       1,070,030
      1,126,348    Matchpoint Master Trust++(p)                                            0.22         10/16/2009       1,126,245
        138,380    Mississippi State GO+/-ss                                               0.40         11/01/2028         138,380
      1,029,804    Mont Blanc Capital Corporation++(p)                                     0.24         10/14/2009       1,029,715
        122,289    Montgomery County TN Public Building+/-ss                               0.35         02/01/2036         122,289
        482,721    Natexis Banques Populaires                                              0.20         10/01/2009         482,721
         64,363    New Jersey State Turnpike Authority+/-ss                                0.70         01/01/2018          64,363
        804,534    Nieuw Amsterdam Receivables Corporation++(p)                            0.23         10/01/2009         804,534
        204,674    North Dakota Housing Finance Agency+/-ss                                0.36         01/01/2034         204,674
      1,126,348    Romulus Funding Corporation++(p)                                        0.55         10/16/2009       1,126,090
        965,441    Royal Bank of Scotland CT                                               0.23         10/14/2009         965,441
      1,126,348    Salisbury Receivables Company++(p)                                      0.22         10/21/2009       1,126,210
        965,441    Scaldis Capital Limited++(p)                                            0.27         10/16/2009         965,332
      1,126,348    Solitaire Funding LLC++(p)                                              0.26         10/13/2009       1,126,250
        740,171    Surrey Funding Corporation++(p)                                         0.23         10/20/2009         740,082
        965,441    Tasman Funding Incorporated++(p)                                        0.25         10/15/2009         965,347
      1,126,348    Thames Asset Global Securitization #1 Incorporated++(p)                 0.22         10/19/2009       1,126,224
        289,632    Tulsa County OK Industrial Authority Revenue+/-ss                       0.35         07/01/2032         289,632
        997,622    UniCredito Italiano (New York)                                          0.25         10/13/2009         997,622
         96,544    Vermont State Student Assistance Corporation+/-ss                       0.38         12/15/2040          96,544
        723,912    Victoria Finance LLC+++/-####(a)(i)                                     0.17         07/28/2008         332,999
        420,374    Victoria Finance LLC+++/-####(a)(i)                                     0.20         08/07/2008         193,372
        513,666    Victoria Finance LLC+++/-####(a)(i)                                     0.29         04/30/2008         236,286
        833,636    Victoria Finance LLC+++/-####(a)(i)                                     0.30         02/15/2008         383,473
        965,441    Victory Receivables Corporation++(p)                                    0.22         10/07/2009         965,403

                                                                                                                        35,951,042
                                                                                                                       -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,155,611)                                                              45,991,630
                                                                                                                       -----------

         SHARES                                                                 YIELD
SHORT-TERM INVESTMENTS: 2.12%
     13,510,700    Wells Fargo Advantage Money Market Trust~+++                  0.22(s)       13,510,700
                                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,510,700)                                                13,510,700
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $743,996,572)*                                               108.17%                  $ 687,833,095
Other Assets and Liabilities, Net                                   (8.17)                    (51,961,855)
                                                                   ------                   -------------
TOTAL NET ASSETS                                                   100.00%                  $ 635,871,240
                                                                   ------                   -------------

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 125

C&B LARGE CAP VALUE PORTFOLIO

---------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

(t)   Rate shown is the annual yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $13,510,700.

* Cost for federal income tax purposes is $757,685,565 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    31,346,065
Gross unrealized depreciation                   (101,198,535)
                                             ---------------
Net unrealized depreciation                  $   (69,852,470)

The accompanying notes are an integral part of these financial statements.

126 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                       VALUE
COMMON STOCKS: 98.45%

AEROSPACE, DEFENSE: 1.52%
        28,115    Raytheon Company                                                                 $  1,348,677
                                                                                                   ------------

APPAREL & ACCESSORY STORES: 2.00%
        83,300    Gap Incorporated                                                                    1,782,620
                                                                                                   ------------

BIOPHARMACEUTICALS: 1.58%
        30,185    Gilead Sciences Incorporated+                                                       1,406,017
                                                                                                   ------------

BIOTECHNOLOGY: 1.82%
        26,875    Amgen Incorporated+                                                                 1,618,681
                                                                                                   ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.74%
        58,095    Home Depot Incorporated                                                             1,547,651
                                                                                                   ------------

BUSINESS SERVICES: 13.02%
        53,445    BMC Software Incorporated+                                                          2,005,791
        86,005    CA Incorporated                                                                     1,891,250
        40,970    Global Payments Incorporated                                                        1,913,299
         9,305    MasterCard Incorporated Class A                                                     1,881,006
        72,360    Oracle Corporation                                                                  1,507,982
        86,005    Red Hat Incorporated+                                                               2,377,178

                                                                                                     11,576,506
                                                                                                   ------------

COMMERCIAL SERVICES: 1.51%
        76,700    SAIC Incorporated+                                                                  1,345,318
                                                                                                   ------------

COMMUNICATIONS: 4.54%
        55,820    American Tower Corporation Class A+                                                 2,031,848
        29,080    Sohu.com Incorporated+<<                                                            2,000,122

                                                                                                      4,031,970
                                                                                                   ------------

COSMETICS, PERSONAL CARE: 2.40%
        27,910    Colgate-Palmolive Company<<                                                         2,128,975
                                                                                                   ------------

E-COMMERCE/SERVICES: 2.01%
        10,800    Priceline.com Incorporated+<<                                                       1,790,856
                                                                                                   ------------

EATING & DRINKING PLACES: 1.94%
        30,185    McDonald's Corporation<<                                                            1,722,658
                                                                                                   ------------

EDUCATIONAL SERVICES: 3.75%
        24,190    Apollo Group Incorporated Class A+                                                  1,782,077
        14,060    ITT Educational Services Incorporated+<<                                            1,552,365

                                                                                                      3,334,442
                                                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.50%
       155,675    El Paso Corporation                                                                 1,606,566
        37,215    PG&E Corporation                                                                    1,506,835

                                                                                                      3,113,401
                                                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.85%
       193,500    ADC Telecommunications Incorporated+<<                                              1,613,790
        81,355    Cisco Systems Incorporated+                                                         1,915,097
        37,215    QUALCOMM Incorporated                                                               1,673,931

                                                                                                      5,202,818
                                                                                                   ------------

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 127

DISCIPLINED GROWTH PORTFOLIO

    SHARES    SECURITY NAME                                                                           VALUE
FOOD & KINDRED PRODUCTS: 3.79%
    25,535    PepsiCo Incorporated                                                                 $  1,497,883
    34,835    The Coca-Cola Company                                                                   1,870,640

                                                                                                      3,368,523
                                                                                                   ------------

GENERAL MERCHANDISE STORES: 5.76%
    53,445    BJ's Wholesale Club Incorporated+<<                                                     1,935,778
    55,820    Family Dollar Stores Incorporated                                                       1,473,648
    34,835    Wal-Mart Stores Incorporated                                                            1,710,050

                                                                                                      5,119,476
                                                                                                   ------------

HOUSEHOLD PRODUCTS, WARES: 4.28%
    30,185    Church & Dwight Company Incorporated                                                    1,712,697
    48,790    Scotts Miracle-Gro Company                                                              2,095,531

                                                                                                      3,808,228
                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.62%
    23,155    3M Company                                                                              1,708,839
    12,610    Apple Incorporated+                                                                     2,337,516
    51,170    Hewlett-Packard Company                                                                 2,415,736
    17,470    International Business Machines Corporation                                             2,089,587

                                                                                                      8,551,678
                                                                                                   ------------

INSURANCE AGENTS, BROKERS & SERVICE: 1.85%
    76,700    UnumProvident Corporation                                                               1,644,448
                                                                                                   ------------

MEDICAL EQUIPMENT & SUPPLIES: 2.28%
    51,995    St. Jude Medical Incorporated+                                                          2,028,325
                                                                                                   ------------

MEDICAL MANAGEMENT SERVICES: 2.44%
    27,910    Express Scripts Incorporated+                                                           2,165,258
                                                                                                   ------------

MEDICAL PRODUCTS: 1.94%
    30,185    Baxter International Incorporated                                                       1,720,847
                                                                                                   ------------

METAL MINING: 1.95%
    25,220    Freeport-McMoRan Copper & Gold Incorporated Class B<<                                   1,730,344
                                                                                                   ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.55%
    35,870    Con-way Incorporated                                                                    1,374,538
                                                                                                   ------------

OIL & GAS EXTRACTION: 4.28%
    97,580    EXCO Resources Incorporated                                                             1,823,770
    46,515    Newfield Exploration Company+                                                           1,979,678

                                                                                                      3,803,448
                                                                                                   ------------
PAPER & ALLIED PRODUCTS: 1.57%
    53,445    Pactiv Corporation+                                                                     1,392,242
                                                                                                   ------------
PHARMACEUTICALS: 3.83%
    33,905    Abbott Laboratories                                                                     1,677,280
    76,700    Bristol-Myers Squibb Company                                                            1,727,284

                                                                                                      3,404,564
                                                                                                   ------------

128 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

    SHARES    SECURITY NAME                                                              VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.20%
    83,625    Charles Schwab Corporation                                              $   1,601,419
    11,580    Goldman Sachs Group Incorporated                                            2,134,773

                                                                                          3,736,192
                                                                                      -------------

TOBACCO PRODUCTS: 1.93%
    35,145    Philip Morris International                                                 1,712,966
                                                                                      -------------

TOTAL COMMON STOCKS (COST $78,972,501)                                                   87,511,667
                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 11.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.45%                     YIELD
   544,948    AIM STIT-Liquid Assets Portfolio                        0.27%(s)          544,948
   544,948    BlackRock Liquidity Funds TempFund Portfolio            0.21(s)           544,948
   544,948    Dreyfus Cash Management Fund Institutional              0.23(s)           544,948
   544,948    DWS Money Market Series Institutional                   0.28(s)           544,948

                                                                                      2,179,792
                                                                                      ---------

     PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.79%
$      265,487    ABN AMRO North America Finance Incorporated                                0.23%        10/23/2009        265,450
       265,487    Allied Irish Banks North America Incorporated++                            0.48         10/07/2009        265,466
       174,663    Antalis US Funding Corporation++(p)                                        0.22         10/09/2009        174,654
       209,595    Bank of Ireland                                                            0.53         10/01/2009        209,595
        13,973    Belmont Funding LLC++(p)                                                   0.45         10/02/2009         13,973
        13,973    Belmont Funding LLC++(p)                                                   0.45         10/07/2009         13,972
       174,663    BNP Paribas (Paris)                                                        0.17         10/01/2009        174,663
        27,946    Calcasieu Parish LA+/-ss                                                   0.47         12/01/2027         27,946
        38,426    California Statewide Communities Development Authority+/-ss                0.30         06/01/2028         38,426
       209,595    Cancara Asset Securitization Limited++(p)                                  0.27         10/09/2009        209,583
       128,570    Cheyne Finance LLC+++/-####(a)(i)                                          0.00         02/25/2008          2,121
        98,986    Cheyne Finance LLC+++/-####(a)(i)                                          0.00         05/19/2008          1,633
        55,892    Citibank Credit Card Issuance Trust++                                      0.21         10/08/2009         55,890
        18,497    Colorado Housing & Finance Authority+/-ss                                  0.40         10/01/2038         18,497
       209,595    Concord Minuteman Capital Company++(p)                                     0.40         10/13/2009        209,567
        55,892    Cook County IL+/-ss                                                        0.70         11/01/2030         55,892
        69,865    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities
                  (Maturity Value $ 69,865)                                                  0.08         10/01/2009         69,865
       209,595    Crown Point Capital Company LLC++(p)                                       0.45         10/09/2009        209,574
       174,663    Danske Bank A/S Copenhagen                                                 0.17         10/01/2009        174,663
       125,757    Denver CO City & County School District+/-ss                               0.50         12/15/2037        125,757
        97,811    Dexia Delaware LLC                                                         0.27         10/07/2009         97,807
        34,933    Elysian Funding LLC++(p)                                                   0.45         10/01/2009         34,933
        10,480    Elysian Funding LLC++(p)                                                   0.45         10/07/2009         10,479
       244,528    Erasmus Capital Corporation++(p)                                           0.24         10/13/2009        244,508
       244,528    Fortis Funding LLC++                                                       0.25         10/22/2009        244,492
       186,742    Gotham Funding Corporation++(p)                                            0.23         10/13/2009        186,728
        69,865    Greenwich Capital Markets Incorporated Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed (Maturity Value $ 69,865)                0.07         10/01/2009         69,865
       451,950    Gryphon Funding Limited(a)(i)                                              0.00         08/05/2010        153,211
        11,528    Henrico County VA Economic Development Authority+/-ss                      0.36         11/01/2042         11,528
       104,798    Houston TX Utility System+/-ss                                             0.50         05/15/2034        104,798
        34,933    Illinois Educational Facilities Authority                                  0.35         07/01/2029         34,933
                  Revenue+/-ss
        13,973    Indiana Municipal Power Agency Power Supply System+/-ss                    0.36         01/01/2018         13,973
       272,474    Intesa Sanpaolo SpA                                                        0.22         10/14/2009        272,474
        27,946    Irish Life & Permanent plc++                                               0.53         10/07/2009         27,944

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 129

DISCIPLINED GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                         INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      180,531    JPMorgan Chase Repurchase Agreement - 102% Collateralized
                  by Mortgage Backed Securities (Maturity Value $ 180,531)                   0.06%        10/01/2009     $  180,531
        20,960    Kansas City MO Special Obligation+/-ss                                     0.36         04/15/2025         20,960
        60,154    Lloyds TSB Bank plc                                                        0.21         10/30/2009         60,144
       101,549    Manhattan Asset Funding Company++(p)                                       0.15         10/01/2009        101,549
       232,301    Massachusetts HEFA+/-ss                                                    0.32         10/01/2034        232,301
       244,528    Matchpoint Master Trust++(p)                                               0.22         10/16/2009        244,505
        30,042    Mississippi State GO+/-ss                                                  0.40         11/01/2028         30,042
       223,568    Mont Blanc Capital Corporation++(p)                                        0.24         10/14/2009        223,549
        26,549    Montgomery County TN Public Building+/-ss                                  0.35         02/01/2036         26,549
       104,798    Natexis Banques Populaires                                                 0.20         10/01/2009        104,798
        13,973    New Jersey State Turnpike Authority+/-ss                                   0.70         01/01/2018         13,973
       174,663    Nieuw Amsterdam Receivables Corporation++(p)                               0.23         10/01/2009        174,663
        44,434    North Dakota Housing Finance Agency+/-ss                                   0.36         01/01/2034         44,434
       244,528    Romulus Funding Corporation++(p)                                           0.55         10/16/2009        244,472
       209,595    Royal Bank of Scotland CT                                                  0.23         10/14/2009        209,595
       244,528    Salisbury Receivables Company++(p)                                         0.22         10/21/2009        244,498
       209,595    Scaldis Capital Limited++(p)                                               0.27         10/16/2009        209,572
       244,528    Solitaire Funding LLC++(p)                                                 0.26         10/13/2009        244,507
       160,690    Surrey Funding Corporation++(p)                                            0.23         10/20/2009        160,670
       209,595    Tasman Funding Incorporated++(p)                                           0.25         10/15/2009        209,575
       244,528    Thames Asset Global Securitization #1 Incorporated++(p)                    0.22         10/19/2009        244,501
        62,879    Tulsa County OK Industrial Authority Revenue+/-ss                          0.35         07/01/2032         62,879
       216,582    UniCredito Italiano (New York)                                             0.25         10/13/2009        216,582
        20,960    Vermont State Student Assistance Corporation+/-ss                          0.38         12/15/2040         20,960
       161,457    Victoria Finance LLC+++/-####(a)(i)                                        0.17         07/28/2008         74,270
        93,758    Victoria Finance LLC+++/-####(a)(i)                                        0.20         08/07/2008         43,129
       114,565    Victoria Finance LLC+++/-####(a)(i)                                        0.29         04/30/2008         52,700
       185,929    Victoria Finance LLC+++/-####(a)(i)                                        0.30         02/15/2008         85,527
       209,595    Victory Receivables Corporation++(p)                                       0.22         10/07/2009        209,581
                                                                                                                          7,815,876
                                                                                                                         ----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,261,168)                                                                9,995,668
                                                                                                                         ----------

        SHARES                                                                  YIELD
SHORT-TERM INVESTMENTS: 2.03%
     1,804,522    Wells Fargo Advantage Money Market Trust~+++                   0.22(s)         1,804,522
                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 1,804,522)                                                  1,804,522
                                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,038,191)*                                                111.72%                   $  99,311,857
Other Assets and Liabilities, Net                                  (11.72)                     (10,415,926)
                                                                   ------                    -------------
TOTAL NET ASSETS                                                   100.00%                   $  88,895,931
                                                                   ------                    -------------

130 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

DISCIPLINED GROWTH PORTFOLIO

--------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $1,804,522.

* Cost for federal income tax purposes is $ 92,237,931 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $  10,626,696
Gross unrealized depreciation                    (3,552,770)
                                              -------------
Net unrealized appreciation                   $   7,073,926

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                       Wells Fargo Advantage Master Portfolios 131

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
COMMON STOCKS: 96.28%

AMUSEMENT & RECREATION SERVICES: 1.58%
        36,400    Bally Technologies Incorporated+                                          $  1,396,668
                                                                                            ------------

ANTHRACITE MINING: 0.39%
        18,700    Logmein Incorporated+                                                          342,397
                                                                                            ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.80%
        61,400    True Religion Apparel Incorporated+<<                                        1,592,102
        20,200    Warnaco Group Incorporated+                                                    885,972

                                                                                               2,478,074
                                                                                            ------------

BIOPHARMACEUTICALS: 2.80%
        40,400    Alexion Pharmaceuticals Incorporated+                                        1,799,416
        23,800    Theravance Incorporated+<<                                                     348,432
         6,800    United Therapeutics Corporation+                                               333,132

                                                                                               2,480,980
                                                                                            ------------

BIOTECHNOLOGY: 0.35%
        13,700    Martek Biosciences Corporation+                                                309,483
                                                                                            ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.80%
        32,600    Lumber Liquidators Incorporated+<<                                             707,094
                                                                                            ------------

BUSINESS SERVICES: 14.06%
        19,100    Allscripts Healthcare Solutions Incorporated+                                  387,157
       130,500    Ariba Incorporated+                                                          1,513,800
        19,700    Blue Coat Systems Incorporated+                                                445,023
        12,600    Capella Education Company+<<                                                   848,484
        43,800    Concur Technologies Incorporated+<<                                          1,741,488
        26,000    Constant Contact Incorporated+<<                                               500,500
        34,600    CyberSource Corporation+<<                                                     576,782
         1,600    FactSet Research Systems Incorporated                                          105,984
        96,200    Global Cash Access Incorporated+                                               703,222
       129,900    GSE Systems Incorporated+                                                      807,978
        13,700    Longtop Financial Technologies Limited ADR+                                    389,902
        21,500    Medassets Incorporated+                                                        485,255
        22,900    Mercadolibre Incorporated+<<                                                   880,734
        20,800    NIC Incorporated+                                                              184,912
       119,300    PROS Holdings Incorporated+                                                  1,004,506
         4,800    Quality Systems Incorporated<<                                                 295,536
        35,400    SkillSoft plc ADR+                                                             339,840
        80,000    SuccessFactors Incorporated+<<                                               1,125,600
         7,200    Websense Incorporated+<<                                                       120,960

                                                                                              12,457,663
                                                                                            ------------

CASINO & GAMING: 2.57%
        51,100    WMS Industries Incorporated+<<                                               2,277,016
                                                                                            ------------

COMMERCIAL SERVICES: 0.41%
        12,300    Wright Express Corporation+                                                    362,973
                                                                                            ------------

132 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
COMMUNICATIONS: 7.06%
        86,600    AsiaInfo Holdings Incorporated+                                           $  1,729,402
        23,000    DG FastChannel Incorporated+                                                   481,620
       100,500    LoopNet Incorporated+<<                                                        908,520
        52,300    Neutral Tandem Incorporation+<<                                              1,190,348
        54,400    Switch and Data Incorporated+<<                                                740,384
        68,800    Syniverse Holdings Incorporated+                                             1,204,000

                                                                                               6,254,274
                                                                                            ------------

COMMUNICATIONS EQUIPMENT: 0.75%
        17,100    General Cable Corporation+<<                                                   669,465
                                                                                            ------------

DEPOSITORY INSTITUTIONS: 0.19%
         6,000    Wintrust Financial Corporation<<                                               167,760
                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES: 0.81%
        73,900    Penson Worldwide Incorporated+<<                                               719,786
                                                                                            ------------

E-COMMERCE/SERVICES: 1.09%
        50,100    GSI Commerce Incorporated+                                                     967,431
                                                                                            ------------

EDUCATIONAL SERVICES: 2.68%
         8,500    American Public Education Incorporated+                                        295,290
        79,400    Corinthian Colleges Incorporated+<<                                          1,473,664
        23,450    Grand Canyon Education Incorporated+                                           418,114
        11,400    K12 Incorporated+                                                              187,872

                                                                                               2,374,940
                                                                                            ------------

ELECTRICAL PRODUCTS: 0.67%
        35,300    Harbin Electric Incorporated+                                                  595,864
                                                                                            ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 10.74%
        46,100    Baldor Electric Company                                                      1,260,374
        87,000    Entropic Communications Incorporated+                                          238,380
        81,500    GrafTech International Limited+                                              1,198,050
        19,700    Greatbatch Incorporated+                                                       442,659
        97,300    Monolithic Power Systems+<<                                                  2,281,685
        39,700    Polypore International Incorporated+                                           512,527
        11,400    Regal-Beloit Corporation                                                       521,094
        50,600    Solera Holdings Incorporated                                                 1,574,166
        17,500    Starent Networks Corporation+<<                                                444,850
        16,800    Synaptics Incorporated+                                                        423,360
        80,600    TriQuint Semiconductor Incorporated+                                           622,232

                                                                                               9,519,377
                                                                                            ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.66%
        22,200    Tetra Tech Incorporated+                                                       588,966
                                                                                            ------------
FOOD STORES: 1.75%
        28,200    Panera Bread Company+<<                                                      1,551,000
                                                                                            ------------
HEALTH SERVICES: 3.42%
        69,501    CryoLife Incorporated+                                                         553,923
        36,800    Genoptix Incorporated+<<                                                     1,279,904
        38,100    IPC The Hospitalist Company+                                                 1,198,245

                                                                                               3,032,072
                                                                                            ------------

Portfolio of Investments--September 30, 2009                      Wells Fargo Advantage Master Portfolios 133

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.95%
        24,500    MYR Group Incorporated                                                    $    516,705
        59,000    Orion Marine Group Incorporated+                                             1,211,860

                                                                                               1,728,565
                                                                                            ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
        66,900    hhgregg Incorporated+<<                                                      1,133,286
                                                                                            ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
        37,000    Altra Holdings Incorporated+                                                   414,030
        76,500    ArcSight Incorporated+<<                                                     1,841,355
        38,900    Brocade Communications Systems Incorporated+                                   305,754
        68,600    Entegris Incorporated+                                                         339,570
        19,900    Riverbed Technology Incorporated+                                              437,004

                                                                                               3,337,713
                                                                                            ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 4.27%
         7,500    Badger Meter Incorporated<<                                                    290,175
       101,800    Clarient Incorporated+<<                                                       428,578
        94,900    Endologix Incorporated+                                                        587,431
        41,200    ev3 Incorporated+                                                              507,172
        27,400    ICON plc ADR+                                                                  671,026
        34,200    Masimo Corporation+                                                            896,040
         4,500    Mettler-Toledo International Incorporated+                                     407,655

                                                                                               3,788,077
                                                                                            ------------

MEDICAL EQUIPMENT & SUPPLIES: 2.50%
        70,900    Conceptus Incorporated+<<                                                    1,314,486
        21,660    Nuvasive Incorporated+<<                                                       904,522

                                                                                               2,219,008
                                                                                            ------------

MEDICAL PRODUCTS: 0.89%
        47,000    Volcano Corporation+                                                           790,540
                                                                                            ------------

MISCELLANEOUS RETAIL: 4.25%
        16,300    Blue Nile Incorporated+<<                                                    1,012,556
        32,100    Dick's Sporting Goods Incorporated+<<                                          719,040
        33,700    Fuqi International Incorporated+<<                                             986,736
        57,400    Hibbett Sports Incorporated+<<                                               1,046,402

                                                                                               3,764,734
                                                                                            ------------

MOTION PICTURES: 0.71%
        66,650    IMAX Corporation+<<                                                            627,177
                                                                                            ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
        15,700    Con-way Incorporated                                                           601,624
                                                                                            ------------

OIL & GAS EXTRACTION: 3.19%
        32,100    Arena Resources Incorporated+<<                                              1,139,550
        19,400    Brigham Exploration Company+                                                   176,152
        21,500    Comstock Resources Incorporated+                                               861,720
        54,950    Smartheat Incorporated+<<                                                      652,257

                                                                                               2,829,679
                                                                                            ------------

134 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

        SHARES    SECURITY NAME                                                                VALUE
PERSONAL SERVICES: 0.15%
         4,100    Coinstar Incorporated+<<                                                  $    135,218
                                                                                            ------------

PHARMACEUTICALS: 2.17%
        25,500    Catalyst Health Solutions Incorporated+<<                                      743,325
        37,500    Medicis Pharmaceutical Corporation Class A                                     800,625
        12,700    Onyx Pharmaceuticals Incorporated+                                             380,619

                                                                                               1,924,569
                                                                                            ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.14%
        27,200    MSCI Incorporated+                                                             805,664
        27,700    Rovi Corporation+                                                              930,720
       108,276    Shutterfly Incorporated+<<                                                   1,800,630
        37,600    VistaPrint NV+<<                                                             1,908,200

                                                                                               5,445,214
                                                                                            ------------

RESTAURANTS: 1.25%
        26,600    Buffalo Wild Wings Incorporated+<<                                           1,106,826
                                                                                            ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.97%
        35,200    Duff & Phelps Corporation                                                      674,432
        64,700    GFI Group Incorporated                                                         467,781
        21,000    Interactive Brokers Group Incorporated+                                        417,270
       147,200    MF Global Limited+<<                                                         1,070,144

                                                                                               2,629,627
                                                                                            ------------

SOCIAL SERVICES: 0.93%
        27,600    Almost Family Incorporated+<<                                                  821,100
                                                                                            ------------

TRANSPORTATION BY AIR: 0.22%
         6,700    Bristow Group Incorporated+                                                    198,923
                                                                                            ------------

WATER TRANSPORTATION: 2.08%
        82,000    Aegean Marine Petroleum Network Incorporated                                 1,845,000
                                                                                            ------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.30%
        28,400    Myers Industries Incorporated                                                  305,868
        17,400    Tractor Supply Company+<<                                                      842,507
                                                                                               1,148,375
                                                                                            ------------
TOTAL COMMON STOCKS (COST $70,163,786)                                                        85,328,538
                                                                                            ------------

COLLATERAL FOR SECURITIES LENDING: 38.28%



COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.50%                      YIELD
     1,883,659    AIM STIT-Liquid Assets Portfolio                     0.27%(s)                1,883,659
     1,883,659    BlackRock Liquidity Funds TempFund Portfolio         0.21(s)                 1,883,659
     1,883,659    Dreyfus Cash Management Fund Institutional           0.23(s)                 1,883,659
     1,883,659    DWS Money Market Series Institutional                0.28(s)                 1,883,659

                                                                                               7,534,636
                                                                                            ------------

     PRINCIPAL                                                      INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 29.78%
$      917,680    ABN AMRO North America Finance Incorporated           0.23%        10/23/2009   917,551
       917,680    Allied Irish Banks North America Incorporated++       0.48         10/07/2009   917,607
       603,737    Antalis US Funding Corporation++(p)                   0.22         10/09/2009   603,707
       724,484    Bank of Ireland                                       0.53         10/01/2009   724,484

Portfolio of Investments--September 30, 2009                     Wells Fargo Advantage Master Portfolios 135

EMERGING GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                     INTEREST RATE  MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       48,299    Belmont Funding LLC++(p)                                              0.45%        10/02/2009   $    48,298
        48,299    Belmont Funding LLC++(p)                                              0.45         10/07/2009        48,295
       603,737    BNP Paribas (Paris)                                                   0.17         10/01/2009       603,737
        96,598    Calcasieu Parish LA+/-ss                                              0.47         12/01/2027        96,598
       132,822    California Statewide Communities Development Authority+/-ss           0.30         06/01/2028       132,822
       724,484    Cancara Asset Securitization Limited++(p)                             0.27         10/09/2009       724,441
       248,878    Cheyne Finance LLC+++/-####(a)(i)                                     0.00         02/25/2008         4,106
       191,611    Cheyne Finance LLC+++/-####(a)(i)                                     0.00         05/19/2008         3,162
       193,196    Citibank Credit Card Issuance Trust++                                 0.21         10/08/2009       193,188
        63,936    Colorado Housing & Finance Authority+/-ss                             0.40         10/01/2038        63,936
       724,484    Concord Minuteman Capital Company++(p)                                0.40         10/13/2009       724,388
       193,196    Cook County IL+/-ss                                                   0.70         11/01/2030       193,196
       241,495    Credit Suisse First Boston Repurchase Agreement - 102%
                  Collateralized by Mortgage Backed Securities (Maturity
                  Value $ 241,496)                                                      0.08         10/01/2009       241,495
       724,484    Crown Point Capital Company LLC++(p)                                  0.45         10/09/2009       724,412
       603,737    Danske Bank A/S Copenhagen                                            0.17         10/01/2009       603,737
       434,691    Denver CO City & County School District+/-ss                          0.50         12/15/2037       434,691
       338,093    Dexia Delaware LLC                                                    0.27         10/07/2009       338,077
       120,747    Elysian Funding LLC++(p)                                              0.45         10/01/2009       120,747
        36,224    Elysian Funding LLC++(p)                                              0.45         10/07/2009        36,222
       845,232    Erasmus Capital Corporation++(p)                                      0.24         10/13/2009       845,164
       845,232    Fortis Funding LLC++                                                  0.25         10/22/2009       845,108
       645,491    Gotham Funding Corporation++(p)                                       0.23         10/13/2009       645,442
       241,495    Greenwich Capital Markets Incorporated Repurchase Agreement -
                  102% Collateralized by Mortgage Backed (Maturity Value
                  $ 241,495)                                                            0.07         10/01/2009       241,495
       874,856    Gryphon Funding Limited(a)(i)                                         0.00         08/05/2010       296,576
        39,847    Henrico County VA Economic Development Authority+/-ss                 0.36         11/01/2042        39,847
       362,242    Houston TX Utility System+/-ss                                        0.50         05/15/2034       362,242
       120,747    Illinois Educational Facilities Authority
                  Revenues+/-ss                                                         0.35         07/01/2029       120,747
        48,299    Indiana Muni Power Agency Power Supply
                  System+/-ss                                                           0.36         01/01/2018        48,299
       941,830    Intesa Sanpaolo SpA                                                   0.22         10/14/2009       941,830
        96,598    Irish Life & Permanent plc++                                          0.53         10/07/2009        96,589
       624,023    JPMorgan Chase Repurchase Agreement - 102% Collateralized by
                  Mortgage Backed Securities (Maturity Value $ 624,024)                 0.06         10/01/2009       624,023
        72,448    Kansas City MO Special Obligation+/-ss                                0.36         04/15/2025        72,448
       207,927    Lloyds TSB Bank plc                                                   0.21         10/30/2009       207,892
       351,013    Manhattan Asset Funding Company++(p)                                  0.15         10/01/2009       351,013
       802,970    Massachusetts HEFA+/-ss                                               0.32         10/01/2034       802,970
       845,232    Matchpoint Master Trust++(p)                                          0.22         10/16/2009       845,154
       103,843    Mississippi State GO+/-ss                                             0.40         11/01/2028       103,843
       772,783    Mont Blanc Capital Corporation++(p)                                   0.24         10/14/2009       772,716
        91,768    Montgomery County TN Public Building+/-ss                             0.35         02/01/2036        91,768
       362,242    Natexis Banques Populaires                                            0.20         10/01/2009       362,242
        48,299    New Jersey State Turnpike Authority+/-ss                              0.70         01/01/2018        48,299
       603,737    Nieuw Amsterdam Receivables Corporation++(p)                          0.23         10/01/2009       603,737
       153,591    North Dakota Housing Finance Agency+/-ss                              0.36         01/01/2034       153,591
       845,232    Romulus Funding Corporation++(p)                                      0.55         10/16/2009       845,038
       724,484    Royal Bank of Scotland CT                                             0.23         10/14/2009       724,484
       845,232    Salisbury Receivables Company++(p)                                    0.22         10/21/2009       845,128
       724,484    Scaldis Capital Limited++(p)                                          0.27         10/16/2009       724,403
       845,232    Solitaire Funding LLC++(p)                                            0.26         10/13/2009       845,158
       555,438    Surrey Funding Corporation++(p)                                       0.23         10/20/2009       555,371
       724,484    Tasman Funding Incorporated++(p)                                      0.25         10/15/2009       724,414
       845,232    Thames Asset Global Securitization #1 Incorporated++(p)               0.22         10/19/2009       845,139
       217,345    Tulsa County OK Industrial Authority
                  Revenue+/-ss                                                          0.35         07/01/2032       217,345
       748,634    UniCredito Italiano (New York)                                        0.25         10/13/2009       748,634
        72,448    Vermont State Student Assistance
                  Corporation+/-ss                                                      0.38         12/15/2040        72,448

136 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

EMERGING GROWTH PORTFOLIO

     PRINCIPAL    SECURITY NAME                                                     INTEREST RATE  MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      312,538     Victoria Finance LLC+++/-####(a)(i)                                  0.17%        07/28/2008   $   143,768
       181,490     Victoria Finance LLC+++/-####(a)(i)                                  0.20         08/07/2008        83,485
       221,768     Victoria Finance LLC+++/-####(a)(i)                                  0.29         04/30/2008       102,013
       359,910     Victoria Finance LLC+++/-####(a)(i)                                  0.30         02/15/2008       165,559
       724,484     Victory Receivables Corporation++(p)                                 0.22         10/07/2009       724,460

                                                                                                                   26,388,779
                                                                                                                  -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,579,331)                                                         33,923,415
                                                                                                                  -----------

        SHARES
INVESTMENT COMPANIES: 1.51%
        20,493    Ishares Russell 2000 Growth Index Fund                                                            1,342,496
                                                                                                                    ---------

TOTAL INVESTMENT COMPANIES (COST $1,365,654)                                                                        1,342,496
                                                                                                                    ---------

                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.59%
     2,292,503    Wells Fargo Advantage Money Market Trust~++                  0.22(s)         2,292,503
                                                                                          --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,292,503)                                                 2,292,503
                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,401,274)*                                              138.66%                 $  122,886,952
Other Assets and Liabilities, Net                                 (38.66)                    (34,261,479)
                                                                  ------                  --------------
TOTAL NET ASSETS                                                  100.00%                 $   88,625,473
                                                                  ------                  --------------

-------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,292,503.

* Cost for federal income tax purposes is $ 110,874,905 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   15,989,299
Gross unrealized depreciation                     (3,977,252)
                                              --------------
Net unrealized appreciation                   $   12,012,047

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                Wells Fargo Advantage Master Portfolios 137

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                                     VALUE
COMMON STOCKS: 99.54%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.89%
     32,475    VF CORPORATION                                                                 $  2,352,164
                                                                                              ------------

BIOTECHNOLOGY: 0.56%
     24,400    AMGEN INCORPORATED+                                                               1,469,612
                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.91%
     90,325    HOME DEPOT INCORPORATED                                                           2,406,258
                                                                                              ------------

BUSINESS SERVICES: 2.75%
    109,925    MICROSOFT CORPORATION                                                             2,845,958
    116,500    ORACLE CORPORATION                                                                2,427,860
    119,625    SYMANTEC CORPORATION<<+                                                           1,970,224

                                                                                                 7,244,042
                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS: 4.33%
     54,547    AIR PRODUCTS & CHEMICALS INCORPORATED                                             4,231,756
    110,809    E.I. DU PONT DE NEMOURS & COMPANY                                                 3,561,401
     62,310    PROCTER & GAMBLE COMPANY                                                          3,608,995

                                                                                                11,402,152
                                                                                              ------------

COMMUNICATIONS: 7.09%
    312,140    AT&T INCORPORATED                                                                 8,430,901
     12,901    TIME WARNER CABLE INCORPORATED<<+                                                   555,904
     61,516    TIME WARNER INCORPORATED                                                          1,770,433
    193,936    VERIZON COMMUNICATIONS INCORPORATED                                               5,870,443
     74,015    WALT DISNEY COMPANY                                                               2,032,452

                                                                                                18,660,133
                                                                                              ------------

COSMETICS, PERSONAL CARE: 0.45%
     15,525    COLGATE-PALMOLIVE COMPANY<<                                                       1,184,247
                                                                                              ------------

DEPOSITORY INSTITUTIONS: 14.64%
    491,446    BANK OF AMERICA CORPORATION                                                       8,315,266
    211,305    BANK OF NEW YORK MELLON CORPORATION                                               6,125,732
    247,940    CITIGROUP INCORPORATED                                                            1,200,030
    300,490    JPMORGAN CHASE & COMPANY                                                         13,167,472
     72,850    STATE STREET CORPORATION                                                          3,831,910
    270,556    US BANCORP                                                                        5,914,354

                                                                                                38,554,764
                                                                                              ------------

EATING & DRINKING PLACES: 1.17%
     53,920    MCDONALD'S CORPORATION                                                            3,077,214
                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES: 6.07%
     86,666    DOMINION RESOURCES INCORPORATED                                                   2,989,977
     35,395    FIRSTENERGY CORPORATION                                                           1,618,259
    123,070    FPL GROUP INCORPORATED                                                            6,797,156
     44,775    MDU RESOURCES GROUP INCORPORATED                                                    933,559
     15,800    PG&E CORPORATION                                                                    639,742
     95,430    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                      3,000,319

                                                                                                15,979,012
                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.89%
    120,900    CISCO SYSTEMS INCORPORATED+                                                       2,845,986
    112,475    EMERSON ELECTRIC COMPANY                                                          4,507,998

138 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    382,694    GENERAL ELECTRIC COMPANY                                                       $  6,283,835
    128,295    NOKIA OYJ ADR                                                                     1,875,673

                                                                                                15,513,492
                                                                                              ------------

FOOD & KINDRED PRODUCTS: 2.36%
     42,875    MCCORMICK & COMPANY INCORPORATED<<                                                1,455,178
     80,995    PEPSICO INCORPORATED                                                              4,751,167

                                                                                                 6,206,345
                                                                                              ------------

GENERAL MERCHANDISE STORES: 2.63%
    148,195    TARGET CORPORATION                                                                6,917,743
                                                                                              ------------

HEALTHCARE: 1.86%
     80,615    JOHNSON & JOHNSON                                                                 4,908,647
                                                                                              ------------

HOUSEHOLD PRODUCTS, WARES: 0.83%
     51,085    FORTUNE BRANDS INCORPORATED                                                       2,195,633
                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.20%
     48,116    3M COMPANY                                                                        3,550,961
    114,970    HEWLETT-PACKARD COMPANY                                                           5,427,734
    171,750    INTEL CORPORATION                                                                 3,361,148
     33,292    INTERNATIONAL BUSINESS MACHINES CORPORATION                                       3,982,056

                                                                                                16,321,899
                                                                                              ------------

INSURANCE CARRIERS: 6.07%
    151,805    METLIFE INCORPORATED                                                              5,779,216
     63,800    PRUDENTIAL FINANCIAL INCORPORATED                                                 3,184,258
    142,650    THE TRAVELERS COMPANIES INCORPORATED                                              7,022,660

                                                                                                15,986,134
                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.91%
     34,334    BECTON DICKINSON & COMPANY                                                        2,394,797
                                                                                              ------------

MEDICAL EQUIPMENT & SUPPLIES: 1.11%
     79,575    MEDTRONIC INCORPORATED                                                            2,928,360
                                                                                              ------------

MISCELLANEOUS RETAIL: 2.57%
     43,100    COSTCO WHOLESALE CORPORATION                                                      2,433,426
    121,275    CVS CAREMARK CORPORATION                                                          4,334,369

                                                                                                 6,767,795
                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.93%

     95,510    AMERICAN EXPRESS COMPANY                                                          3,237,789
     51,425    CAPITAL ONE FINANCIAL CORPORATION<<                                               1,837,415

                                                                                                 5,075,204
                                                                                              ------------

OIL & GAS EXTRACTION: 3.04%
      7,925    APACHE CORPORATION                                                                  727,753
     98,100    CHESAPEAKE ENERGY CORPORATION                                                     2,786,040
    165,075    HALLIBURTON COMPANY                                                               4,476,834

                                                                                                 7,990,627
                                                                                              ------------

Portfolio of Investments--September 30, 2009                Wells Fargo Advantage Master Portfolios 139

EQUITY INCOME PORTFOLIO

    SHARES     SECURITY NAME                                                                              VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.05%
   140,770     CHEVRON CORPORATION                                                                     $   9,914,431
   173,600     CONOCOPHILLIPS                                                                              7,839,776
   187,436     EXXON MOBIL CORPORATION                                                                    12,859,984
   117,250     MARATHON OIL CORPORATION                                                                    3,740,275

                                                                                                          34,354,466
                                                                                                       -------------

PHARMACEUTICALS: 5.59%
    90,750     ABBOTT LABORATORIES                                                                         4,489,403
   137,725     BRISTOL-MYERS SQUIBB COMPANY                                                                3,101,567
    61,175     MERCK & COMPANY INCORPORATED                                                                1,934,965
   261,185     PFIZER INCORPORATED<<                                                                       4,322,612
    30,425     SCHERING-PLOUGH CORPORATION                                                                   859,506

                                                                                                          14,708,053
                                                                                                       -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.96%
    69,772     AMERIPRISE FINANCIAL INCORPORATED                                                           2,534,817
                                                                                                       -------------

TOBACCO PRODUCTS: 0.70%
    37,875     PHILIP MORRIS INTERNATIONAL                                                                 1,846,028
                                                                                                       -------------

TRANSPORTATION EQUIPMENT: 4.15%
   141,730     HONEYWELL INTERNATIONAL INCORPORATED                                                        5,265,270
    92,800     UNITED TECHNOLOGIES CORPORATION                                                             5,654,304

                                                                                                          10,919,574
                                                                                                       -------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.83%
    87,725     SYSCO CORPORATION                                                                           2,179,963
                                                                                                       -------------

TOTAL COMMON STOCKS (COST $264,275,999)                                                                  262,079,175
                                                                                                       -------------

COLLATERAL FOR SECURITIES LENDING: 4.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.89%                        YIELD
   588,611     AIM STIT-LIQUID ASSETS PORTFOLIO                         0.27%(s)                             588,611
   588,611     BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO             0.21(s)                              588,611
   588,611     DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL               0.23(s)                              588,611
   588,611     DWS MONEY MARKET SERIES INSTITUTIONAL                    0.28(s)                              588,611

                                                                                                           2,354,444
                                                                                                       -------------

 PRINCIPAL                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.14%
$  286,759     ABN AMRO NORTH AMERICA FINANCE INCORPORATED              0.23%         10/23/2009             286,719
   286,759     ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++          0.48          10/07/2009             286,736
   188,657     ANTALIS US FUNDING CORPORATION++(p)                      0.22          10/09/2009             188,648
   226,389     BANK OF IRELAND                                          0.53          10/01/2009             226,389
    15,093     BELMONT FUNDING LLC++(p)                                 0.45          10/02/2009              15,092
    15,093     BELMONT FUNDING LLC++(p)                                 0.45          10/07/2009              15,091
   188,657     BNP PARIBAS (PARIS)                                      0.17          10/01/2009             188,657
    30,185     CALCASIEU PARISH LA+/-ss                                 0.47          12/01/2027              30,185
    41,505     CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
               AUTHORITY+/-ss                                           0.30          06/01/2028              41,505
   226,389     CANCARA ASSET SECURITIZATION LIMITED++(p)                0.27          10/09/2009             226,375
    80,647     CHEYNE FINANCE LLC+++/-####(a)(i)                        0.00          02/25/2008               1,331
    62,090     CHEYNE FINANCE LLC+++/-####(a)(i)                        0.00          05/19/2008               1,024
    60,370     CITIBANK CREDIT CARD ISSUANCE TRUST++                    0.21          10/08/2009              60,368
    19,979     COLORADO HOUSING & FINANCE AUTHORITY+/-ss                0.40          10/01/2038              19,979
   226,389     CONCORD MINUTEMAN CAPITAL COMPANY++(p)                   0.40          10/13/2009             226,359

140 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   60,370     COOK COUNTY IL+/-ss                                                   0.70%          11/01/2030      $     60,370
    75,463     CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -  102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $75,463)                                              0.08           10/01/2009            75,463
   226,389     CROWN POINT CAPITAL COMPANY LLC++(p)                                  0.45           10/09/2009           226,366
   188,657     DANSKE BANK A/S COPENHAGEN                                            0.17           10/01/2009           188,657
   135,833     DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.50           12/15/2037           135,833
   105,648     DEXIA DELAWARE LLC                                                    0.27           10/07/2009           105,643
    37,731     ELYSIAN FUNDING LLC++(p)                                              0.45           10/01/2009            37,731
    11,319     ELYSIAN FUNDING LLC++(p)                                              0.45           10/07/2009            11,319
   264,120     ERASMUS CAPITAL CORPORATION++(p)                                      0.24           10/13/2009           264,099
   264,120     FORTIS FUNDING LLC++                                                  0.25           10/22/2009           264,082
   201,705     GOTHAM FUNDING CORPORATION++(p)                                       0.23           10/13/2009           201,689
    75,463     GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
               AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $75,463)            0.07           10/01/2009            75,463
   283,490     GRYPHON FUNDING LIMITED(a)(i)                                         0.00           08/05/2010            96,103
    12,451     HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.36           11/01/2042            12,451
   113,194     HOUSTON TX UTILITY SYSTEM+/-ss                                        0.50           05/15/2034           113,194
    37,731     ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                0.35           07/01/2029            37,731
    15,093     INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.36           01/01/2018            15,093
   294,305     INTESA SANPAOLO SPA                                                   0.22           10/14/2009           294,305
    30,185     IRISH LIFE & PERMANENT PLC++                                          0.53           10/07/2009            30,182
   194,996     JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $194,996)                                             0.06           10/01/2009           194,996
    22,639     KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.36           04/15/2025            22,639
    64,974     LLOYDS TSB BANK PLC                                                   0.21           10/30/2009            64,963
   109,685     MANHATTAN ASSET FUNDING COMPANY++(p)                                  0.15           10/01/2009           109,685
   250,914     MASSACHUSETTS HEFA+/-ss                                               0.32           10/01/2034           250,914
   264,120     MATCHPOINT MASTER TRUST++(p)                                          0.22           10/16/2009           264,096
    32,449     MISSISSIPPI STATE GO+/-ss                                             0.40           11/01/2028            32,449
   241,481     MONT BLANC CAPITAL CORPORATION++(p)                                   0.24           10/14/2009           241,460
    28,676     MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.35           02/01/2036            28,676
   113,194     NATEXIS BANQUES POPULAIRES                                            0.20           10/01/2009           113,194
    15,093     NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70           01/01/2018            15,093
   188,657     NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.23           10/01/2009           188,657
    47,994     NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36           01/01/2034            47,994
   264,120     ROMULUS FUNDING CORPORATION++(p)                                      0.55           10/16/2009           264,060
   226,389     ROYAL BANK OF SCOTLAND CT                                             0.23           10/14/2009           226,389
   264,120     SALISBURY RECEIVABLES COMPANY++(p)                                    0.22           10/21/2009           264,088
   226,389     SCALDIS CAPITAL LIMITED++(p)                                          0.27           10/16/2009           226,363
   264,120     SOLITAIRE FUNDING LLC++(p)                                            0.26           10/13/2009           264,097
   173,565     SURREY FUNDING CORPORATION++(p)                                       0.23           10/20/2009           173,544
   226,389     TASMAN FUNDING INCORPORATED++(p)                                      0.25           10/15/2009           226,367
   264,120     THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22           10/19/2009           264,091
    67,917     TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35           07/01/2032            67,917
   233,935     UNICREDITO ITALIANO (NEW YORK)                                        0.25           10/13/2009           233,935
    22,639     VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38           12/15/2040            22,639
   101,276     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.17           07/28/2008            46,587
    58,810     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.20           08/07/2008            27,053
    71,862     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.29           04/30/2008            33,057
   116,626     VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.30           02/15/2008            53,648
   226,389     VICTORY RECEIVABLES CORPORATION++(p)                                  0.22           10/07/2009           226,380

                                                                                                                       8,255,263
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,233,953)                                                            10,609,707
                                                                                                                    ------------

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 141

EQUITY INCOME PORTFOLIO

     SHARES    SECURITY NAME                                                   YIELD           VALUE
SHORT-TERM INVESTMENTS: 0.86%
  2,278,347    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22%(s)     $   2,278,347
                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,278,347)                                                 2,278,347
                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES (COST $277,788,299)*                104.43%                $ 274,967,229
OTHER ASSETS AND LIABILITIES, NET                                    (4.43)                  (11,664,857)
                                                                    ------                 -------------
TOTAL NET ASSETS                                                    100.00%                $ 263,302,372
                                                                    ------                 -------------

----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,278,347.

* Cost for federal income tax purposes is $278,591,046 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation     $  45,982,133
Gross unrealized depreciation       (49,605,950)
                                  -------------
Net unrealized depreciation       $  (3,623,817)

The accompanying notes are an integral part of these financial statements.

142 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

     SHARES     SECURITY NAME                                                            VALUE
COMMON STOCKS: 98.60%

APPAREL & ACCESSORY STORES: 1.87%
     88,200     GUESS? INCORPORATED                                                   $  3,266,928
    110,900     KOHL'S CORPORATION+                                                      6,326,845

                                                                                         9,593,773
                                                                                      ------------

AUTO PARTS & EQUIPMENT: 0.57%
    114,000     JOHNSON CONTROLS INCORPORATED                                            2,913,840
                                                                                      ------------

BIOTECHNOLOGY: 3.13%
    175,700     AMGEN INCORPORATED+                                                     10,582,411
    118,000     LIFE TECHNOLOGIES CORPORATION+<<                                         5,492,900

                                                                                        16,075,311
                                                                                      ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.10%
    179,300     WALTER INDUSTRIES INCORPORATED                                          10,768,758
                                                                                      ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.69%
    132,700     HOME DEPOT INCORPORATED                                                  3,535,128
                                                                                      ------------

BUSINESS SERVICES: 0.54%
     71,900     SYBASE INCORPORATED+<<                                                   2,796,910
                                                                                      ------------

CHEMICALS & ALLIED PRODUCTS: 1.62%
    217,000     DOW CHEMICAL COMPANY                                                     5,657,190
     45,800     PPG INDUSTRIES INCORPORATED<<                                            2,666,018

                                                                                         8,323,208
                                                                                      ------------

COMMUNICATIONS: 4.97%
    470,000     AT&T INCORPORATED                                                       12,694,700
  1,075,000     QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                        4,095,750
    174,000     SHAW COMMUNICATIONS INCORPORATED CLASS B<<                               3,133,740
    184,000     VERIZON COMMUNICATIONS INCORPORATED                                      5,569,680

                                                                                        25,493,870
                                                                                      ------------

DEPOSITORY INSTITUTIONS: 11.62%
  1,006,200     BANK OF AMERICA CORPORATION                                             17,024,904
  1,164,900     CITIGROUP INCORPORATED                                                   5,638,116
     85,900     COMERICA INCORPORATED                                                    2,548,653
    515,800     JPMORGAN CHASE & COMPANY                                                22,602,356
    112,500     PNC FINANCIAL SERVICES GROUP<<                                           5,466,375
  1,020,000     REGIONS FINANCIAL CORPORATION                                            6,334,200

                                                                                        59,614,604
                                                                                      ------------

ELECTRIC, GAS & SANITARY SERVICES: 4.97%
    490,000     AES CORPORATION+                                                         7,261,800
    111,300     AMERICAN ELECTRIC POWER COMPANY INCORPORATED                             3,449,187
    565,000     EL PASO CORPORATION                                                      5,830,800
    207,000     NORTHEAST UTILITIES                                                      4,914,180
    144,000     NRG ENERGY INCORPORATED+<<                                               4,059,360

                                                                                        25,515,327
                                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 4.92%
    192,600     COOPER INDUSTRIES PLC                                                    7,235,982
    165,500     GENERAL ELECTRIC COMPANY                                                 2,717,510
    565,000     MARVELL TECHNOLOGY GROUP LIMITED+                                        9,147,350

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 143

EQUITY VALUE PORTFOLIO

     SHARES     SECURITY NAME                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (CONTINUED)
    362,800     TELLABS INCORPORATED+                                                          $ 2,510,576
    164,000     TYCO ELECTRONICS LIMITED<<                                                       3,653,920

                                                                                                25,265,338
                                                                                               -----------

ENGINEERING, CONSTRUCTION: 1.40%
    141,600     FLUOR CORPORATION                                                                7,200,360
                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.94%
    112,800     FORTUNE BRANDS INCORPORATED                                                      4,848,144
                                                                                               -----------

FOOD & KINDRED PRODUCTS: 3.55%
    170,000     DEAN FOODS COMPANY+                                                              3,024,299
    254,000     DR PEPPER SNAPPLE GROUP INCORPORATED+                                            7,302,500
     47,200     JM SMUCKER COMPANY                                                               2,502,072
    110,800     MOLSON COORS BREWING COMPANY<<                                                   5,393,744

                                                                                                18,222,615
                                                                                               -----------

GENERAL MERCHANDISE STORES: 1.02%
    155,500     JCPENNEY COMPANY INCORPORATED                                                    5,248,125
                                                                                               -----------

HEALTHCARE: 1.71%
    144,300     JOHNSON & JOHNSON                                                                8,786,427
                                                                                               -----------

HEALTH SERVICES: 0.52%
     42,700     UNIVERSAL HEALTH SERVICES CLASS B                                                2,644,411
                                                                                               -----------

HOLDING & OTHER INVESTMENT OFFICES: 3.36%
     79,000     BOSTON PROPERTIES INCORPORATED                                                   5,178,450
    389,900     PROLOGIS<<                                                                       4,647,608
    106,985     SIMON PROPERTY GROUP INCORPORATED<<                                              7,428,003

                                                                                                17,254,061
                                                                                               -----------

HOUSEHOLD PRODUCTS, WARES: 1.10%
     76,500     AVERY DENNISON CORPORATION                                                       2,754,765
    182,800     NEWELL RUBBERMAID INCORPORATED<<                                                 2,868,132

                                                                                                 5,622,897
                                                                                               -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.39%
     34,900     3M COMPANY                                                                       2,575,620
    100,000     CUMMINS INCORPORATED                                                             4,481,000
    327,000     EMC CORPORATION+                                                                 5,572,080
    122,400     INGERSOLL-RAND PLC                                                               3,754,008
    279,900     SEAGATE TECHNOLOGY<<                                                             4,257,279
     92,200     SPX CORPORATION                                                                  5,649,094
    177,300     WESTERN DIGITAL CORPORATION+                                                     6,476,769

                                                                                                32,765,850
                                                                                               -----------

INSURANCE AGENTS, BROKERS & SERVICE: 1.20%
    287,900     UNUMPROVIDENT CORPORATION                                                        6,172,576
                                                                                               -----------

INSURANCE CARRIERS: 4.73%
     62,100     ARCH CAPITAL GROUP LIMITED+<<                                                    4,194,234
    181,125     PRUDENTIAL FINANCIAL INCORPORATED                                                9,039,949
    193,100     UNITEDHEALTH GROUP INCORPORATED                                                  4,835,224
    354,800     XL CAPITAL LIMITED CLASS A                                                       6,194,808

                                                                                                24,264,215
                                                                                               -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.59%
     79,900     GARMIN LIMITED<<                                                                 3,015,426
                                                                                               -----------

144 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                            VALUE
METAL MINING: 2.43%
      122,200    CLIFFS NATURAL RESOURCES INCORPORATED                                $   3,954,392
      124,200    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                    8,521,362

                                                                                         12,475,754
                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.45%
       90,800    AMERICAN EXPRESS COMPANY                                                 3,078,120
      267,400    DISCOVER FINANCIAL SERVICES                                              4,339,902

                                                                                          7,418,022
                                                                                      -------------

OIL & GAS EXTRACTION: 10.61%
      101,400    DEVON ENERGY CORPORATION                                                 6,827,262
      226,200    NEWFIELD EXPLORATION COMPANY+                                            9,627,072
      340,000    NOBLE CORPORATION                                                       12,906,400
      114,600    OCCIDENTAL PETROLEUM CORPORATION                                         8,984,640
      236,300    WHITING PETROLEUM CORPORATION+                                          13,606,154
       60,600    XTO ENERGY INCORPORATED                                                  2,503,992

                                                                                         54,455,520
                                                                                      -------------

OIL FIELD EQUIPMENT & SERVICES: 0.50%
       60,000    NATIONAL OILWELL VARCO INCORPORATED+                                     2,587,800
                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.68%
      196,000    CHEVRON CORPORATION                                                     13,804,280
      127,000    CONOCOPHILLIPS                                                           5,735,320
      215,000    EXXON MOBIL CORPORATION                                                 14,751,150

                                                                                         34,290,750
                                                                                      -------------

PHARMACEUTICALS: 3.62%
       82,100    ELI LILLY & COMPANY                                                      2,711,763
       98,100    MERCK & COMPANY INCORPORATED<<                                           3,102,903
      770,000    PFIZER INCORPORATED                                                     12,743,500

                                                                                         18,558,166
                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.52%
      219,900    GANNETT COMPANY INCORPORATED                                             2,750,949
      200,000    MCGRAW-HILL COMPANIES INCORPORATED                                       5,028,000

                                                                                          7,778,949
                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.75%
       53,700    GOLDMAN SACHS GROUP INCORPORATED<<                                       9,899,595
      410,000    INVESCO LIMITED                                                          9,331,600

                                                                                         19,231,195
                                                                                      -------------

TEXTILE MILL PRODUCTS: 0.87%
       93,100    MOHAWK INDUSTRIES INCORPORATED+<<                                        4,439,939
                                                                                      -------------

TOBACCO PRODUCTS: 1.16%
       79,956    LORILLARD INCORPORATED                                                   5,940,731
                                                                                      -------------

TRANSPORTATION EQUIPMENT: 2.50%
       81,400    GENERAL DYNAMICS CORPORATION                                             5,258,440
       73,500    ITT CORPORATION                                                          3,833,025
      196,900    TEXTRON INCORPORATED<<                                                   3,737,162

                                                                                         12,828,627
                                                                                      -------------

TOTAL COMMON STOCKS (COST $458,617,786)                                                 505,946,627
                                                                                      -------------

Portfolio of Investments--September 30, 2009                   Wells Fargo Advantage Master Portfolios 145

EQUITY VALUE PORTFOLIO

       SHARES  SECURITY NAME                                                                                      VALUE
COLLATERAL FOR SECURITIES LENDING: 11.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.54%                                 YIELD
    3,258,888   AIM STIT-LIQUID ASSETS PORTFOLIO                                 0.27%(s)                     $  3,258,888
    3,258,888   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                     0.21(s)                         3,258,888
    3,258,888   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                       0.23(s)                         3,258,888
    3,258,888   DWS MONEY MARKET SERIES INSTITUTIONAL                            0.28(s)                         3,258,888

                                                                                                                13,035,552
                                                                                                              ------------

    PRINCIPAL                                                                 INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.88%
$   1,587,664   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.23%        10/23/2009       1,587,440
    1,587,664   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.48         10/07/2009       1,587,537
    1,044,516   ANTALIS US FUNDING CORPORATION++(p)                                0.22         10/09/2009       1,044,464
    1,253,419   BANK OF IRELAND                                                    0.53         10/01/2009       1,253,419
       83,561   BELMONT FUNDING LLC++(p)                                           0.45         10/02/2009          83,560
       83,561   BELMONT FUNDING LLC++(p)                                           0.45         10/07/2009          83,555
    1,044,516   BNP PARIBAS (PARIS)                                                0.17         10/01/2009       1,044,516
      167,122   CALCASIEU PARISH LA+/-ss                                           0.47         12/01/2027         167,122
      229,793   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.30         06/01/2028         229,793
    1,253,419   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.27         10/09/2009       1,253,343
      401,062   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         02/25/2008           6,618
      308,777   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         05/19/2008           5,095
      334,245   CITIBANK CREDIT CARD ISSUANCE TRUST++                              0.21         10/08/2009         334,231
      110,614   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          0.40         10/01/2038         110,614
    1,253,419   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                             0.40         10/13/2009       1,253,252
      334,245   COOK COUNTY IL+/-ss                                                0.70         11/01/2030         334,245
      417,806   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $417,807)            0.08         10/01/2009         417,806
    1,253,419   CROWN POINT CAPITAL COMPANY LLC++(p)                               0.45         10/09/2009       1,253,293
    1,044,516   DANSKE BANK A/S COPENHAGEN                                         0.17         10/01/2009       1,044,516
      752,051   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       0.50         12/15/2037         752,051
      584,929   DEXIA DELAWARE LLC                                                 0.27         10/07/2009         584,902
      208,903   ELYSIAN FUNDING LLC++(p)                                           0.45         10/01/2009         208,903
       62,671   ELYSIAN FUNDING LLC++(p)                                           0.45         10/07/2009          62,666
    1,462,322   ERASMUS CAPITAL CORPORATION++(p)                                   0.24         10/13/2009       1,462,205
    1,462,322   FORTIS FUNDING LLC++                                               0.25         10/22/2009       1,462,108
    1,116,754   GOTHAM FUNDING CORPORATION++(p)                                    0.23         10/13/2009       1,116,669
      417,806   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
                - 102% COLLATERALIZED BY MORTGAGE BACKED
                (MATURITY VALUE $417,807)                                          0.07         10/01/2009         417,806
    1,409,814   GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/05/2010         477,927
       68,938   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.36         11/01/2042          68,938
      626,709   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.50         05/15/2034         626,709
      208,903   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss             0.35         07/01/2029         208,903
       83,561   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss            0.36         01/01/2018          83,561
    1,629,444   INTESA SANPAOLO SPA                                                0.22         10/14/2009       1,629,444
      167,122   IRISH LIFE & PERMANENT PLC++                                       0.53         10/07/2009         167,108
    1,079,611   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,079,613)          0.06         10/01/2009       1,079,611
      125,342   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.36         04/15/2025         125,342
      359,731   LLOYDS TSB BANK PLC                                                0.21         10/30/2009         359,670
      607,281   MANHATTAN ASSET FUNDING COMPANY++(p)                               0.15         10/01/2009         607,281
    1,389,206   MASSACHUSETTS HEFA+/-ss                                            0.32         10/01/2034       1,389,206
    1,462,322   MATCHPOINT MASTER TRUST++(p)                                       0.22         10/16/2009       1,462,188
      179,657   MISSISSIPPI STATE GO+/-ss                                          0.40         11/01/2028         179,657
    1,336,980   MONT BLANC CAPITAL CORPORATION++(p)                                0.24         10/14/2009       1,336,864
      158,766   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.35         02/01/2036         158,766
      626,709   NATEXIS BANQUES POPULAIRES                                         0.20         10/01/2009         626,709
       83,561   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           0.70         01/01/2018          83,561

146 Wells Fargo Advantage Master Portfolios                    Portfolio of Investments--September 30, 2009

EQUITY VALUE PORTFOLIO

   PRINCIPAL   SECURITY NAME                                           INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,044,516   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                0.23%          10/01/2009     $  1,044,516
     265,725   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                    0.36           01/01/2034          265,725
   1,462,322   ROMULUS FUNDING CORPORATION++(p)                            0.55           10/16/2009        1,461,987
   1,253,419   ROYAL BANK OF SCOTLAND CT                                   0.23           10/14/2009        1,253,419
   1,462,322   SALISBURY RECEIVABLES COMPANY++(p)                          0.22           10/21/2009        1,462,143
   1,253,419   SCALDIS CAPITAL LIMITED++(p)                                0.27           10/16/2009        1,253,278
   1,462,322   SOLITAIRE FUNDING LLC++(p)                                  0.26           10/13/2009        1,462,195
     960,954   SURREY FUNDING CORPORATION++(p)                             0.23           10/20/2009          960,838
   1,253,419   TASMAN FUNDING INCORPORATED++(p)                            0.25           10/15/2009        1,253,297
   1,462,322   THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED++(p)                                           0.22           10/19/2009        1,462,161
     376,026   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss           0.35           07/01/2032          376,026
   1,295,199   UNICREDITO ITALIANO (NEW YORK)                              0.25           10/13/2009        1,295,199
     125,342   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss           0.38           12/15/2040          125,342
     503,649   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.17           07/28/2008          231,679
     292,468   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.20           08/07/2008          134,535
     357,374   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.29           04/30/2008          164,392
     579,988   VICTORIA FINANCE LLC+++/-####(a)(i)                         0.30           02/15/2008          266,795
   1,253,419   VICTORY RECEIVABLES CORPORATION++(p)                        0.22           10/07/2009        1,253,374

                                                                                                           45,560,075
                                                                                                         ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,610,786)                                                 58,595,627
                                                                                                         ------------

      SHARES                                                             YIELD
SHORT-TERM INVESTMENTS: 1.60%
    8,206,295  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++              0.22(s)                            8,206,295
                                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,206,295)                                                              8,206,295
                                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $526,434,867)*                                          111.62%                                    $572,748,549

OTHER ASSETS AND LIABILITIES, NET                             (11.62)                                     (59,632,845)
                                                              ------                                     ------------

TOTAL NET ASSETS                                              100.00%                                    $513,115,704
                                                              ------                                     ------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $8,206,295.

* Cost for federal income tax purposes is $529,915,180 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $ 70,871,152
Gross unrealized depreciation            (28,037,783)
                                        ------------
Net unrealized appreciation             $ 42,833,369

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 147

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.56%

AEROSPACE, DEFENSE: 0.20%
     81,629     RAYTHEON COMPANY                                                                                    $  3,915,743
                                                                                                                    ------------

APPAREL & ACCESSORY STORES: 0.70%
     18,438     ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    606,241
    100,941     GAP INCORPORATED                                                                                       2,160,137
     64,060     KOHL'S CORPORATION+                                                                                    3,654,623
     55,973     LIMITED BRANDS INCORPORATED                                                                              950,981
     81,494     NIKE INCORPORATED CLASS B                                                                              5,272,662
     34,534     NORDSTROM INCORPORATED<<                                                                               1,054,668

                                                                                                                      13,699,312
                                                                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
     12,121     POLO RALPH LAUREN CORPORATION                                                                            928,711
     18,691     VF CORPORATION                                                                                         1,353,789

                                                                                                                       2,282,500
                                                                                                                    ------------

AUTO & TRUCKS: 0.25%
    675,295     FORD MOTOR COMPANY<<+                                                                                  4,868,877
                                                                                                                    ------------

AUTO PARTS & EQUIPMENT: 0.16%
    124,828     JOHNSON CONTROLS INCORPORATED                                                                          3,190,604
                                                                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.12%
     19,779     AUTONATION INCORPORATED<<+                                                                               357,604
      6,758     AUTOZONE INCORPORATED<<+                                                                                 988,155
     28,665     O'REILLY AUTOMOTIVE INCORPORATED<<+                                                                    1,035,953

                                                                                                                       2,381,712
                                                                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     11,729     RYDER SYSTEM INCORPORATED                                                                                458,135
                                                                                                                    ------------

BIOPHARMACEUTICALS: 0.93%
     96,143     CELGENE CORPORATION+                                                                                   5,374,394
     15,648     CEPHALON INCORPORATED<<+                                                                                 911,340
     56,666     GENZYME CORPORATION+                                                                                   3,214,662
    189,564     GILEAD SCIENCES INCORPORATED+                                                                          8,829,891

                                                                                                                      18,330,287
                                                                                                                    ------------

BIOTECHNOLOGY: 0.90%
    212,879     AMGEN INCORPORATED+                                                                                   12,821,702
     60,554     BIOGEN IDEC INCORPORATED+                                                                              3,059,188
     36,967     LIFE TECHNOLOGIES CORPORATION+                                                                         1,720,814

                                                                                                                      17,601,704
                                                                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
     57,833     D.R. HORTON INCORPORATED                                                                                 659,875
     15,509     KB HOME<<                                                                                                257,604
     32,328     LENNAR CORPORATION CLASS A<<                                                                             460,674
     66,260     PULTE HOMES INCORPORATED<<                                                                               728,197

                                                                                                                       2,106,350
                                                                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.93%
     27,712     FASTENAL COMPANY<<                                                                                     1,072,454
    357,335     HOME DEPOT INCORPORATED<<                                                                              9,519,404
    309,748     LOWE'S COMPANIES INCORPORATED                                                                          6,486,123

148 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
     20,477     SHERWIN-WILLIAMS COMPANY<<                                                                          $  1,231,896

                                                                                                                      18,309,877
                                                                                                                    ------------

BUSINESS SERVICES: 5.70%
    110,058     ADOBE SYSTEMS INCORPORATED+                                                                            3,636,316
     20,469     AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     1,108,806
     48,160     AUTODESK INCORPORATED+                                                                                 1,146,208
    105,268     AUTOMATIC DATA PROCESSING INCORPORATED                                                                 4,137,032
     38,570     BMC SOFTWARE INCORPORATED+                                                                             1,447,532
     83,453     CA INCORPORATED                                                                                        1,835,131
     38,372     CITRIX SYSTEMS INCORPORATED+                                                                           1,505,334
     61,467     COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,376,314
     31,801     COMPUTER SCIENCES CORPORATION+                                                                         1,676,231
     49,796     COMPUWARE CORPORATION+                                                                                   365,005
     25,753     CONVERGYS CORPORATION+                                                                                   255,985
     26,492     EQUIFAX INCORPORATED                                                                                     771,977
     65,293     FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                  1,665,624
     32,363     FISERV INCORPORATED+                                                                                   1,559,897
     38,234     IMS HEALTH INCORPORATED                                                                                  586,892
    101,906     INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           766,333
     67,725     INTUIT INCORPORATED+                                                                                   1,930,163
     37,781     IRON MOUNTAIN INCORPORATED<<+                                                                          1,007,241
    109,893     JUNIPER NETWORKS INCORPORATED<<+                                                                       2,969,309
     20,114     MASTERCARD INCORPORATED CLASS A<<                                                                      4,066,045
     32,954     MCAFEE INCORPORATED+                                                                                   1,443,056
  1,625,152     MICROSOFT CORPORATION                                                                                 42,075,185
     26,393     MONSTER WORLDWIDE INCORPORATED+                                                                          461,350
     72,700     NOVELL INCORPORATED+                                                                                     327,877
     65,147     OMNICOM GROUP INCORPORATED                                                                             2,406,530
    818,759     ORACLE CORPORATION                                                                                    17,062,938
     39,412     RED HAT INCORPORATED+                                                                                  1,089,348
     31,836     ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                 796,537
     22,875     SALESFORCE.COM INCORPORATED<<+                                                                         1,302,274
    157,931     SUN MICROSYSTEMS INCORPORATED+                                                                         1,435,591
    170,748     SYMANTEC CORPORATION<<+                                                                                2,812,220
     41,328     TOTAL SYSTEM SERVICES INCORPORATED<<                                                                     665,794
     40,432     VERISIGN INCORPORATED<<+                                                                                 957,834
    250,069     YAHOO! INCORPORATED<<+                                                                                 4,453,729

                                                                                                                     112,103,638
                                                                                                                    ------------

CASINO & GAMING: 0.12%
     62,114     INTERNATIONAL GAME TECHNOLOGY<<                                                                        1,334,209
     14,453     WYNN RESORTS LIMITED<<+                                                                                1,024,573

                                                                                                                       2,358,782
                                                                                                                    ------------

CHEMICALS & ALLIED PRODUCTS: 1.96%
     44,040     AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  3,416,623
     10,158     CF INDUSTRIES HOLDINGS INCORPORATED                                                                      875,924
    239,743     DOW CHEMICAL COMPANY                                                                                   6,250,100
    189,428     E.I. DU PONT DE NEMOURS & COMPANY                                                                      6,088,216
     15,233     EASTMAN CHEMICAL COMPANY                                                                                 815,575
     49,646     ECOLAB INCORPORATED                                                                                    2,295,135
     15,197     FMC CORPORATION                                                                                          854,831
     16,559     INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          628,083
    114,442     MONSANTO COMPANY                                                                                       8,857,811

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 149

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     34,570     PPG INDUSTRIES INCORPORATED<<                                                                       $  2,012,320
     64,315     PRAXAIR INCORPORATED                                                                                   5,253,892
     25,536     SIGMA-ALDRICH CORPORATION                                                                              1,378,433

                                                                                                                      38,726,943
                                                                                                                    ------------

COAL MINING: 0.22%
     37,881     CONSOL ENERGY INCORPORATED                                                                             1,708,812
     17,917     MASSEY ENERGY COMPANY                                                                                    499,705
     56,108     PEABODY ENERGY CORPORATION                                                                             2,088,340

                                                                                                                       4,296,857
                                                                                                                    ------------

COMMUNICATIONS: 5.17%
     82,728     AMERICAN TOWER CORPORATION CLASS A+                                                                    3,011,299
  1,236,847     AT&T INCORPORATED                                                                                     33,407,237
     62,316     CENTURYTEL INCORPORATED                                                                                2,093,818
    601,610     COMCAST CORPORATION CLASS A                                                                           10,161,193
     94,241     DIRECTV GROUP INCORPORATED<<+                                                                          2,599,167
     54,628     METROPCS COMMUNICATIONS INCORPORATED+                                                                    511,318
    471,324     NEWS CORPORATION CLASS A                                                                               5,651,175
    310,776     QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      1,184,057
     18,703     SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                691,076
    602,879     SPRINT NEXTEL CORPORATION<<+                                                                           2,381,372
     73,457     TIME WARNER CABLE INCORPORATED<<+                                                                      3,165,262
    248,546     TIME WARNER INCORPORATED                                                                               7,153,163
    595,492     VERIZON COMMUNICATIONS INCORPORATED                                                                   18,025,543
    389,619     WALT DISNEY COMPANY<<                                                                                 10,698,938
     91,549     WINDSTREAM CORPORATION                                                                                   927,391

                                                                                                                     101,662,009
                                                                                                                    ------------

COMPUTER SOFTWARE & SERVICES: 0.04%
     36,141     AKAMAI TECHNOLOGIES INCORPORATED+                                                                        711,255
                                                                                                                    ------------

COSMETICS, PERSONAL CARE: 2.41%
     89,503     AVON PRODUCTS INCORPORATED                                                                             3,039,522
    104,487     COLGATE-PALMOLIVE COMPANY                                                                              7,970,268
     24,741     ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              917,396
    611,902     PROCTER & GAMBLE COMPANY                                                                              35,441,364

                                                                                                                      47,368,550
                                                                                                                    ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.05%
     41,576     QUANTA SERVICES INCORPORATED+                                                                            920,077
                                                                                                                    ------------

DEPOSITORY INSTITUTIONS: 7.93%
  1,813,679     BANK OF AMERICA CORPORATION                                                                           30,687,442
    252,155     BANK OF NEW YORK MELLON CORPORATION                                                                    7,309,973
    142,884     BB&T CORPORATION<<                                                                                     3,892,160
  2,734,015     CITIGROUP INCORPORATED                                                                                13,232,633
     31,678     COMERICA INCORPORATED                                                                                    939,886
    166,725     FIFTH THIRD BANCORP                                                                                    1,688,924
     45,833     FIRST HORIZON NATIONAL CORPORATION<<+                                                                    606,366
     98,878     HUDSON CITY BANCORP INCORPORATED                                                                       1,300,246
    139,243     HUNTINGTON BANCSHARES INCORPORATED<<                                                                     655,835
    824,405     JPMORGAN CHASE & COMPANY                                                                              36,125,427
    184,173     KEYCORP                                                                                                1,197,125
     17,309     M&T BANK CORPORATION<<                                                                                 1,078,697
     77,169     MARSHALL & ILSLEY CORPORATION                                                                            622,754

150 Wells Fargo Advantage Master Portfolios                                      Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
     50,606     NORTHERN TRUST CORPORATION                                                                          $  2,943,245
     96,726     PNC FINANCIAL SERVICES GROUP                                                                           4,699,916
    249,086     REGIONS FINANCIAL CORPORATION<<                                                                        1,546,824
    103,662     STATE STREET CORPORATION                                                                               5,452,621
    104,571     SUNTRUST BANKS INCORPORATED                                                                            2,358,076
    400,817     US BANCORP                                                                                             8,761,860
    979,333     WELLS FARGO & COMPANY(l)                                                                              27,597,613
    147,068     WESTERN UNION COMPANY                                                                                  2,782,527
     26,505     ZIONS BANCORPORATION<<                                                                                   476,295

                                                                                                                     155,956,445
                                                                                                                    ------------

E-COMMERCE/SERVICES: 0.61%
     69,701     AMAZON.COM INCORPORATED<<+                                                                             6,507,285
    235,347     EBAY INCORPORATED+                                                                                     5,556,543

                                                                                                                      12,063,828
                                                                                                                    ------------

EATING & DRINKING PLACES: 0.88%
     29,231     DARDEN RESTAURANTS INCORPORATED                                                                          997,654
    228,784     MCDONALD'S CORPORATION                                                                                13,056,703
     97,806     YUM! BRANDS INCORPORATED                                                                               3,301,931

                                                                                                                      17,356,288
                                                                                                                    ------------

EDUCATIONAL SERVICES: 0.14%
     26,741     APOLLO GROUP INCORPORATED CLASS A+                                                                     1,970,009
     12,979     DEVRY INCORPORATED                                                                                       717,998

                                                                                                                       2,688,007
                                                                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES: 4.17%
    139,828     AES CORPORATION+                                                                                       2,072,251
     35,529     ALLEGHENY ENERGY INCORPORATED<<                                                                          942,229
     48,923     AMEREN CORPORATION                                                                                     1,236,773
     99,952     AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           3,097,512
     81,003     CENTERPOINT ENERGY INCORPORATED                                                                        1,006,867
     47,989     CMS ENERGY CORPORATION<<                                                                                 643,053
     57,646     CONSOLIDATED EDISON INCORPORATED                                                                       2,360,027
     42,059     CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,361,450
    124,785     DOMINION RESOURCES INCORPORATED                                                                        4,305,083
     34,479     DTE ENERGY COMPANY                                                                                     1,211,592
    271,839     DUKE ENERGY CORPORATION                                                                                4,278,746
    106,281     DYNEGY INCORPORATED CLASS A+                                                                             271,017
     68,301     EDISON INTERNATIONAL                                                                                   2,293,548
    146,995     EL PASO CORPORATION                                                                                    1,516,988
     41,044     ENTERGY CORPORATION<<                                                                                  3,277,774
    138,166     EXELON CORPORATION                                                                                     6,855,797
     63,904     FIRSTENERGY CORPORATION<<                                                                              2,921,691
     86,256     FPL GROUP INCORPORATED                                                                                 4,763,919
     65,481     FRONTIER COMMUNICATIONS CORPORATION<<                                                                    493,727
     16,020     INTEGRYS ENERGY GROUP INCORPORATED                                                                       574,958
      9,480     NICOR INCORPORATED                                                                                       346,873
     57,720     NISOURCE INCORPORATED                                                                                    801,731
     36,745     NORTHEAST UTILITIES                                                                                      872,326
     46,291     PEPCO HOLDINGS INCORPORATED                                                                              688,810
     77,709     PG&E CORPORATION                                                                                       3,146,437
     21,215     PINNACLE WEST CAPITAL CORPORATION                                                                        696,276
     78,944     PPL CORPORATION                                                                                        2,395,161

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 151

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     58,550     PROGRESS ENERGY INCORPORATED                                                                        $  2,286,963
    106,071     PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           3,334,872
     36,524     QUESTAR CORPORATION                                                                                    1,371,841
     67,569     REPUBLIC SERVICES INCORPORATED                                                                         1,795,308
     23,115     SCANA CORPORATION                                                                                        806,714
     51,431     SEMPRA ENERGY                                                                                          2,561,778
    135,405     SPECTRA ENERGY CORPORATION                                                                             2,564,571
     17,829     STERICYCLE INCORPORATED+                                                                                 863,815
     44,808     TECO ENERGY INCORPORATED<<                                                                               630,897
    166,880     THE SOUTHERN COMPANY                                                                                   5,285,090
    103,285     WASTE MANAGEMENT INCORPORATED<<                                                                        3,079,944
     24,508     WISCONSIN ENERGY CORPORATION                                                                           1,107,026
     95,536     XCEL ENERGY INCORPORATED                                                                               1,838,113

                                                                                                                      81,959,548
                                                                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.45%
    117,563     ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   665,407
     61,671     ALTERA CORPORATION<<                                                                                   1,264,872
     35,935     AMPHENOL CORPORATION CLASS A                                                                           1,354,031
     61,118     ANALOG DEVICES INCORPORATED                                                                            1,685,634
     90,443     BROADCOM CORPORATION CLASS A<<+                                                                        2,775,696
     19,188     CIENA CORPORATION<<+                                                                                     312,381
  1,209,151     CISCO SYSTEMS INCORPORATED+                                                                           28,463,415
    157,559     EMERSON ELECTRIC COMPANY                                                                               6,314,965
  2,227,760     GENERAL ELECTRIC COMPANY                                                                              36,579,819
     14,534     HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                           492,412
     27,476     HARRIS CORPORATION                                                                                     1,033,098
     38,656     JABIL CIRCUIT INCORPORATED                                                                               518,377
     45,491     JDS UNIPHASE CORPORATION+                                                                                323,441
     35,778     KLA-TENCOR CORPORATION<<                                                                               1,282,999
     24,438     L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,962,860
     46,600     LINEAR TECHNOLOGY CORPORATION<<                                                                        1,287,558
    136,664     LSI LOGIC CORPORATION+                                                                                   750,285
     46,864     MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  779,348
     38,352     MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    1,016,328
    177,528     MICRON TECHNOLOGY INCORPORATED<<+                                                                      1,455,730
     28,493     MOLEX INCORPORATED                                                                                       594,934
    481,189     MOTOROLA INCORPORATED                                                                                  4,133,414
     49,066     NATIONAL SEMICONDUCTOR CORPORATION                                                                       700,172
     70,513     NETAPP INCORPORATED<<+                                                                                 1,881,287
     20,457     NOVELLUS SYSTEMS INCORPORATED+                                                                           429,188
    114,838     NVIDIA CORPORATION<<+                                                                                  1,726,015
     24,757     QLOGIC CORPORATION+                                                                                      425,820
    348,478     QUALCOMM INCORPORATED                                                                                 15,674,540
     33,048     ROCKWELL COLLINS INCORPORATED                                                                          1,678,838
     83,052     TELLABS INCORPORATED+                                                                                    574,720
    264,438     TEXAS INSTRUMENTS INCORPORATED                                                                         6,264,536
     15,519     WHIRLPOOL CORPORATION<<                                                                                1,085,709
     57,862     XILINX INCORPORATED                                                                                    1,355,128

                                                                                                                     126,842,957
                                                                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.30%
     37,706     FLUOR CORPORATION                                                                                      1,917,350
     25,976     JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,193,597
     41,115     MOODY'S CORPORATION<<                                                                                    841,213

152 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     67,349     PAYCHEX INCORPORATED                                                                                $  1,956,488

                                                                                                                       5,908,648
                                                                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
     19,730     BALL CORPORATION                                                                                         970,716
     31,497     FORTUNE BRANDS INCORPORATED                                                                            1,353,741
     80,732     ILLINOIS TOOL WORKS INCORPORATED                                                                       3,448,064
     12,098     SNAP-ON INCORPORATED                                                                                     420,526

                                                                                                                       6,193,047
                                                                                                                    ------------

FINANCIAL SERVICES: 0.03%
     38,178     Janus Capital Group Incorporated                                                                         541,364
                                                                                                                    ------------

FOOD & KINDRED PRODUCTS: 4.23%
    134,594     ARCHER DANIELS MIDLAND COMPANY                                                                         3,932,837
     40,391     CAMPBELL SOUP COMPANY                                                                                  1,317,554
     66,489     COCA-COLA ENTERPRISES INCORPORATED                                                                     1,423,529
     92,678     CONAGRA FOODS INCORPORATED                                                                             2,009,259
     41,655     CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               631,073
     53,253     DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                  1,531,024
     68,218     GENERAL MILLS INCORPORATED                                                                             4,391,875
     66,074     H.J. HEINZ COMPANY                                                                                     2,626,442
     14,630     HORMEL FOODS CORPORATION                                                                                 519,658
     24,935     JM SMUCKER COMPANY                                                                                     1,321,804
     53,772     KELLOGG COMPANY                                                                                        2,647,196
    309,204     KRAFT FOODS INCORPORATED CLASS A                                                                       8,122,789
     27,396     MCCORMICK & COMPANY INCORPORATED<<                                                                       929,820
     32,871     MOLSON COORS BREWING COMPANY<<                                                                         1,600,160
     30,197     PEPSI BOTTLING GROUP INCORPORATED                                                                      1,100,379
    326,581     PEPSICO INCORPORATED                                                                                  19,157,241
    145,834     SARA LEE CORPORATION                                                                                   1,624,591
    485,817     THE COCA-COLA COMPANY                                                                                 26,088,373
     34,764     THE HERSHEY COMPANY                                                                                    1,350,929
     64,005     TYSON FOODS INCORPORATED CLASS A                                                                         808,383

                                                                                                                      83,134,916
                                                                                                                    ------------

FOOD STORES: 0.44%
    136,566     KROGER COMPANY                                                                                         2,818,722
     87,313     SAFEWAY INCORPORATED                                                                                   1,721,812
    154,522     STARBUCKS CORPORATION<<+                                                                               3,190,879
     29,449     WHOLE FOODS MARKET INCORPORATED<<+                                                                       897,900

                                                                                                                       8,629,313
                                                                                                                    ------------

FORESTRY: 0.08%
     44,307     WEYERHAEUSER COMPANY                                                                                   1,623,852
                                                                                                                    ------------

FURNITURE & FIXTURES: 0.13%
     32,731     LEGGETT & PLATT INCORPORATED                                                                             634,981
     75,300     MASCO CORPORATION                                                                                        972,876
     58,215     NEWELL RUBBERMAID INCORPORATED<<                                                                         913,393

                                                                                                                       2,521,250
                                                                                                                    ------------

GENERAL MERCHANDISE STORES: 1.94%
     17,321     BIG LOTS INCORPORATED+                                                                                   433,371
     29,291     FAMILY DOLLAR STORES INCORPORATED                                                                        773,282
     49,446     JCPENNEY COMPANY INCORPORATED                                                                          1,668,803
     88,156     MACY'S INCORPORATED                                                                                    1,612,374

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 153

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
GENERAL MERCHANDISE STORES (continued)
     10,460     SEARS HOLDINGS CORPORATION<<+                                                                       $    683,143
    157,616     TARGET CORPORATION                                                                                     7,357,515
     88,854     TJX COMPANIES INCORPORATED                                                                             3,300,926
    452,775     WAL-MART STORES INCORPORATED                                                                          22,226,725

                                                                                                                      38,056,139
                                                                                                                    ------------

HEALTHCARE: 1.87%
     33,769     HOSPIRA INCORPORATED+                                                                                  1,506,097
    577,715     JOHNSON & JOHNSON                                                                                     35,177,066

                                                                                                                      36,683,163
                                                                                                                    ------------

HEALTH SERVICES: 0.38%
     75,402     CARDINAL HEALTH INCORPORATED                                                                           2,020,774
     21,802     DAVITA INCORPORATED+                                                                                   1,234,865
     35,566     HUMANA INCORPORATED+                                                                                   1,326,612
     22,703     LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          1,491,587
     90,767     TENET HEALTHCARE CORPORATION+                                                                            533,710
     22,164     WATSON PHARMACEUTICALS INCORPORATED+                                                                     812,089

                                                                                                                       7,419,637
                                                                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES: 1.09%
     24,536     APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        361,905
     16,757     AVALONBAY COMMUNITIES INCORPORATED<<                                                                   1,218,748
     29,052     BOSTON PROPERTIES INCORPORATED                                                                         1,904,359
     57,435     EQUITY RESIDENTIAL                                                                                     1,763,255
     61,443     HCP INCORPORATED                                                                                       1,765,872
    126,598     HOST HOTELS & RESORTS INCORPORATED<<                                                                   1,490,058
     78,899     KIMCO REALTY CORPORATION                                                                               1,028,843
     34,131     PLUM CREEK TIMBER COMPANY<<                                                                            1,045,774
     92,826     PROLOGIS<<                                                                                             1,106,486
     28,428     PUBLIC STORAGE INCORPORATED                                                                            2,138,923
     59,755     SIMON PROPERTY GROUP INCORPORATED<<                                                                    4,148,768
     32,816     VENTAS INCORPORATED                                                                                    1,263,416
     32,728     VORNADO REALTY TRUST                                                                                   2,108,010

                                                                                                                      21,344,417
                                                                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
     54,901     BED BATH & BEYOND INCORPORATED<<+                                                                      2,060,984
     71,572     BEST BUY COMPANY INCORPORATED                                                                          2,685,381

                                                                                                                       4,746,365
                                                                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.17%
     52,696     MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                          1,453,883
     39,166     STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                     1,293,653
     37,444     WYNDHAM WORLDWIDE CORPORATION                                                                            611,086

                                                                                                                       3,358,622
                                                                                                                    ------------

HOUSEHOLD PRODUCTS, WARES: 0.13%
     23,635     AVERY DENNISON CORPORATION                                                                               851,096
     29,212     CLOROX COMPANY                                                                                         1,718,250

                                                                                                                       2,569,346
                                                                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.93%
    146,392     3M COMPANY                                                                                            10,803,730
    187,794     APPLE INCORPORATED+                                                                                   34,811,374
    279,593     APPLIED MATERIALS INCORPORATED                                                                         3,746,546
     64,961     BAKER HUGHES INCORPORATED<<                                                                            2,771,236

154 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     12,613     BLACK & DECKER CORPORATION                                                                          $    583,856
     46,088     CAMERON INTERNATIONAL CORPORATION+                                                                     1,743,048
    130,245     CATERPILLAR INCORPORATED<<                                                                             6,685,476
     42,305     CUMMINS INCORPORATED                                                                                   1,895,687
     88,664     DEERE & COMPANY                                                                                        3,805,459
    360,771     DELL INCORPORATED+                                                                                     5,505,365
     39,020     DOVER CORPORATION                                                                                      1,512,415
     34,715     EATON CORPORATION                                                                                      1,964,522
    423,892     EMC CORPORATION+                                                                                       7,223,120
     11,724     FLOWSERVE CORPORATION                                                                                  1,155,283
     25,670     FMC TECHNOLOGIES INCORPORATED+                                                                         1,341,001
     34,521     GAMESTOP CORPORATION CLASS A<<+                                                                          913,771
    497,059     HEWLETT-PACKARD COMPANY                                                                               23,466,155
  1,173,537     INTEL CORPORATION                                                                                     22,966,119
    274,807     INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           32,869,665
     16,370     LEXMARK INTERNATIONAL INCORPORATED+                                                                      352,610
     24,722     PALL CORPORATION                                                                                         798,026
     33,650     PARKER HANNIFIN CORPORATION                                                                            1,744,416
     43,405     PITNEY BOWES INCORPORATED                                                                              1,078,614
     47,599     SANDISK CORPORATION<<+                                                                                 1,032,898
     46,232     SMITH INTERNATIONAL INCORPORATED<<                                                                     1,326,858
     16,635     STANLEY WORKS                                                                                            710,148
     36,015     TERADATA CORPORATION+                                                                                    991,133
     47,102     WESTERN DIGITAL CORPORATION+                                                                           1,720,636

                                                                                                                     175,519,167
                                                                                                                    ------------

INFORMATION & BUSINESS SERVICES: 1.27%
     50,436     Google Incorporated Class A+                                                                          25,008,691
                                                                                                                    ------------

INSURANCE CARRIERS: 3.46%
     91,505     AETNA INCORPORATED                                                                                     2,546,584
     98,009     AFLAC INCORPORATED                                                                                     4,188,905
    112,445     ALLSTATE CORPORATION<<                                                                                 3,443,066
     28,211     AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                             1,244,387
     57,541     AON CORPORATION                                                                                        2,341,343
     24,721     ASSURANT INCORPORATED                                                                                    792,555
     73,351     CHUBB CORPORATION                                                                                      3,697,624
     57,168     CIGNA CORPORATION                                                                                      1,605,849
     34,094     CINCINNATI FINANCIAL CORPORATION                                                                         886,103
    100,878     GENWORTH FINANCIAL INCORPORATED+                                                                       1,205,492
     80,555     HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       2,134,708
     39,848     LEUCADIA NATIONAL CORPORATION                                                                            985,043
     63,329     LINCOLN NATIONAL CORPORATION                                                                           1,640,854
     76,253     LOEWS CORPORATION                                                                                      2,611,665
    109,812     MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,715,651
     33,138     MBIA INCORPORATED<<+                                                                                     257,151
    171,615     METLIFE INCORPORATED<<                                                                                 6,533,383
     66,860     PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 1,831,295
     97,061     PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    4,844,315
    142,258     THE PROGRESSIVE CORPORATION                                                                            2,358,638
    118,980     THE TRAVELERS COMPANIES INCORPORATED                                                                   5,857,385
     17,343     TORCHMARK CORPORATION                                                                                    753,217
    243,684     UNITEDHEALTH GROUP INCORPORATED                                                                        6,101,847
     69,476     UNUMPROVIDENT CORPORATION                                                                              1,489,565
     99,588     WELLPOINT INCORPORATED+                                                                                4,716,488

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios 155

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (continued)
     71,731     XL CAPITAL LIMITED CLASS A                                                                          $  1,252,423

                                                                                                                      68,035,536
                                                                                                                    ------------


LEATHER & LEATHER PRODUCTS: 0.11%
     66,681     COACH INCORPORATED                                                                                     2,195,139
                                                                                                                    ------------


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.35%
     72,347     AGILENT TECHNOLOGIES INCORPORATED+                                                                     2,013,417
     50,184     BECTON DICKINSON & COMPANY                                                                             3,500,334
    316,024     BOSTON SCIENTIFIC CORPORATION+                                                                         3,346,697
     20,463     C.R. BARD INCORPORATED                                                                                 1,608,596
     37,832     CAREFUSION CORPORATION+                                                                                  824,738
     54,292     DANAHER CORPORATION                                                                                    3,654,937
     31,150     DENTSPLY INTERNATIONAL INCORPORATED<<                                                                  1,075,921
     56,224     EASTMAN KODAK COMPANY<<                                                                                  268,751
     31,755     FLIR SYSTEMS INCORPORATED<<+                                                                             888,187
     11,644     MILLIPORE CORPORATION+                                                                                   818,923
     24,465     PERKINELMER INCORPORATED<<                                                                               470,707
     32,708     QUEST DIAGNOSTICS INCORPORATED                                                                         1,707,031
     29,759     ROCKWELL AUTOMATION PLC                                                                                1,267,733
     36,596     TERADYNE INCORPORATED<<+                                                                                 338,513
     85,563     THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                               3,736,536
     20,023     WATERS CORPORATION+                                                                                    1,118,485

                                                                                                                      26,639,506
                                                                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES: 0.74%
      7,952     INTUITIVE SURGICAL INCORPORATED<<+                                                                     2,085,412
    232,025     MEDTRONIC INCORPORATED                                                                                 8,538,520
     72,949     ST. JUDE MEDICAL INCORPORATED+                                                                         2,845,740
     26,315     VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                 1,108,651

                                                                                                                      14,578,323
                                                                                                                    ------------

MEDICAL MANAGEMENT SERVICES: 0.54%
     31,356     COVENTRY HEALTH CARE INCORPORATED+                                                                       625,866
     57,527     EXPRESS SCRIPTS INCORPORATED+                                                                          4,462,945
     99,313     MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   5,493,002

                                                                                                                      10,581,813
                                                                                                                    ------------

MEDICAL PRODUCTS: 0.81%
     64,465     ALLERGAN INCORPORATED                                                                                  3,659,033
    126,349     BAXTER INTERNATIONAL INCORPORATED                                                                      7,203,156
     59,171     STRYKER CORPORATION                                                                                    2,688,139
     44,925     ZIMMER HOLDINGS INCORPORATED+                                                                          2,401,241

                                                                                                                      15,951,569
                                                                                                                    ------------

METAL MINING: 0.53%
     86,326     FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                  5,922,827
    102,720     NEWMONT MINING CORPORATION                                                                             4,521,734

                                                                                                                      10,444,561
                                                                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
     26,202     VULCAN MATERIALS COMPANY<<                                                                             1,416,742
                                                                                                                    ------------

156 Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

     SHARES     SECURITY NAME                                                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.11%
     26,394     HASBRO INCORPORATED                                                                                 $    732,434
     75,461     MATTEL INCORPORATED                                                                                    1,393,010

                                                                                                                       2,125,444
                                                                                                                    ------------

MISCELLANEOUS RETAIL: 1.43%
     91,166     COSTCO WHOLESALE CORPORATION                                                                           5,147,232
    302,552     CVS CAREMARK CORPORATION                                                                              10,813,208
     57,594     OFFICE DEPOT INCORPORATED+                                                                               381,272
     26,240     RADIOSHACK CORPORATION<<                                                                                 434,797
    151,428     STAPLES INCORPORATED                                                                                   3,516,147
    208,037     WALGREEN COMPANY                                                                                       7,795,146

                                                                                                                      28,087,802
                                                                                                                    ------------

MISCELLANEOUS SERVICES: 0.04%
     11,060     D&B CORPORATION                                                                                          833,039
                                                                                                                    ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.85%
     65,476     FEDEX CORPORATION                                                                                      4,925,105
    208,473     UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            11,772,470

                                                                                                                      16,697,575
                                                                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.80%
    249,298     AMERICAN EXPRESS COMPANY                                                                               8,451,202
     95,376     CAPITAL ONE FINANCIAL CORPORATION<<                                                                    3,407,784
    112,302     DISCOVER FINANCIAL SERVICES                                                                            1,822,661
     73,031     PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                               1,136,362
     98,027     SLM CORPORATION+                                                                                         854,795

                                                                                                                      15,672,804
                                                                                                                    ------------

OFFICE EQUIPMENT: 0.07%
    182,189     XEROX CORPORATION                                                                                      1,410,143
                                                                                                                    ------------


OIL & GAS EXTRACTION: 4.18%
    102,831     ANADARKO PETROLEUM CORPORATION                                                                         6,450,589
     70,384     APACHE CORPORATION                                                                                     6,463,363
     61,239     BJ SERVICES COMPANY                                                                                    1,189,874
     21,727     CABOT OIL & GAS CORPORATION                                                                              776,740
    134,512     CHESAPEAKE ENERGY CORPORATION                                                                          3,820,141
     52,290     DENBURY RESOURCES INCORPORATED<<+                                                                        791,148
     93,036     DEVON ENERGY CORPORATION                                                                               6,264,114
     14,570     DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               1,391,726
     29,861     ENSCO INTERNATIONAL INCORPORATED<<                                                                     1,270,287
     52,813     EOG RESOURCES INCORPORATED                                                                             4,410,414
     27,442     EQT CORPORATION                                                                                        1,169,029
    189,031     HALLIBURTON COMPANY                                                                                    5,126,521
     59,544     NABORS INDUSTRIES LIMITED+                                                                             1,244,470
     36,349     NOBLE ENERGY INCORPORATED                                                                              2,397,580
    169,967     OCCIDENTAL PETROLEUM CORPORATION                                                                      13,325,413
     24,121     PIONEER NATURAL RESOURCES COMPANY                                                                        875,351
     32,966     RANGE RESOURCES CORPORATION                                                                            1,627,202
     23,845     ROWAN COMPANIES INCORPORATED                                                                             550,104
    251,105     SCHLUMBERGER LIMITED                                                                                  14,965,858
     72,217     SOUTHWESTERN ENERGY COMPANY+                                                                           3,082,222
    121,630     XTO ENERGY INCORPORATED                                                                                5,025,752

                                                                                                                      82,217,898
                                                                                                                    ------------

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 157

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
OIL FIELD EQUIPMENT & SERVICES: 0.19%
       87,669   NATIONAL OILWELL VARCO INCORPORATED+                                                          $    3,781,164
                                                                                                              --------------

PAPER & ALLIED PRODUCTS: 0.21%
       22,639   BEMIS COMPANY INCORPORATED                                                                           586,576
       90,721   INTERNATIONAL PAPER COMPANY                                                                        2,016,728
       35,871   MEADWESTVACO CORPORATION                                                                             800,282
       27,664   PACTIV CORPORATION+                                                                                  720,647

                                                                                                                   4,124,233
                                                                                                              --------------

PERSONAL SERVICES: 0.11%
       27,545   CINTAS CORPORATION                                                                                   834,889
       70,291   H & R BLOCK INCORPORATED                                                                           1,291,949

                                                                                                                   2,126,838
                                                                                                              --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.43%
      420,426   CHEVRON CORPORATION                                                                               29,610,603
      310,868   CONOCOPHILLIPS                                                                                    14,038,799
    1,007,462   EXXON MOBIL CORPORATION                                                                           69,121,968
       61,019   HESS CORPORATION                                                                                   3,262,076
      148,364   MARATHON OIL CORPORATION                                                                           4,732,812
       40,001   MURPHY OIL CORPORATION                                                                             2,302,858
       24,506   SUNOCO INCORPORATED<<                                                                                697,196
       29,254   TESORO PETROLEUM CORPORATION                                                                         438,225
      117,974   VALERO ENERGY CORPORATION                                                                          2,287,516

                                                                                                                 126,492,053
                                                                                                              --------------

PHARMACEUTICALS: 4.91%
      324,077   ABBOTT LABORATORIES                                                                               16,032,089
      415,271   BRISTOL-MYERS SQUIBB COMPANY                                                                       9,351,903
      211,970   ELI LILLY & COMPANY                                                                                7,001,369
       63,242   FOREST LABORATORIES INCORPORATED+                                                                  1,861,844
       52,018   KING PHARMACEUTICALS INCORPORATED+                                                                   560,234
      442,092   MERCK & COMPANY INCORPORATED<<                                                                    13,983,370
       64,008   MYLAN LABORATORIES INCORPORATED<<+                                                                 1,024,768
    1,414,858   PFIZER INCORPORATED<<                                                                             23,415,900
      342,531   SCHERING-PLOUGH CORPORATION                                                                        9,676,501
      279,874   WYETH                                                                                             13,596,279

                                                                                                                  96,504,257
                                                                                                              --------------

PIPELINES: 0.11%
      122,210   THE WILLIAMS COMPANIES INCORPORATED                                                                2,183,893
                                                                                                              --------------

PRIMARY METAL INDUSTRIES: 0.58%
       22,932   AK STEEL HOLDING CORPORATION                                                                         452,448
      204,262   ALCOA INCORPORATED<<                                                                               2,679,917
       20,559   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                  719,359
       65,966   NUCOR CORPORATION                                                                                  3,101,062
       29,395   PRECISION CASTPARTS CORPORATION                                                                    2,994,469
       17,791   TITANIUM METALS CORPORATION<<                                                                        170,616
       30,045   UNITED STATES STEEL CORPORATION<<                                                                  1,333,097

                                                                                                                  11,450,968
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.48%
      142,074   CBS CORPORATION CLASS B                                                                            1,711,992
       49,212   GANNETT COMPANY INCORPORATED<<                                                                       615,642
       65,993   MCGRAW-HILL COMPANIES INCORPORATED                                                                 1,659,064

158 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
        7,633   MEREDITH CORPORATION<<                                                                        $      228,532
       24,231   NEW YORK TIMES COMPANY CLASS A<<                                                                     196,756
       43,038   RR DONNELLEY & SONS COMPANY                                                                          914,988
      127,220   VIACOM INCORPORATED CLASS B<<+                                                                     3,567,249
        1,300   WASHINGTON POST COMPANY CLASS B                                                                      608,504

                                                                                                                   9,502,727
                                                                                                              --------------

RAILROAD TRANSPORTATION: 0.88%
       54,886   BURLINGTON NORTHERN SANTA FE CORPORATION                                                           4,381,549
       82,182   CSX CORPORATION                                                                                    3,440,139
       77,069   NORFOLK SOUTHERN CORPORATION                                                                       3,322,445
      105,720   UNION PACIFIC CORPORATION                                                                          6,168,762

                                                                                                                  17,312,895
                                                                                                              --------------

REAL ESTATE: 0.03%
       50,348   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         591,086
                                                                                                              --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
       25,132   HEALTH CARE REIT INCORPORATED<<                                                                    1,045,994
                                                                                                              --------------

RETAIL: 0.05%
       26,018   TIFFANY & COMPANY<<                                                                                1,002,474
                                                                                                              --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
       33,285   Sealed Air Corporation                                                                               653,385
       50,709   The Goodyear Tire & Rubber Company+                                                                  863,574

                                                                                                                   1,516,959
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.63%
       53,456   AMERIPRISE FINANCIAL INCORPORATED                                                                  1,942,056
      199,551   CHARLES SCHWAB CORPORATION                                                                         3,821,402
       13,925   CME GROUP INCORPORATED                                                                             4,291,546
      194,323   E*TRADE FINANCIAL CORPORATION<<+                                                                     340,065
       18,546   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                           489,058
       31,385   FRANKLIN RESOURCES INCORPORATED                                                                    3,157,331
      107,173   GOLDMAN SACHS GROUP INCORPORATED                                                                  19,757,343
       15,338   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                            1,490,700
       87,219   INVESCO LIMITED                                                                                    1,985,104
       34,043   LEGG MASON INCORPORATED                                                                            1,056,354
      284,929   MORGAN STANLEY                                                                                     8,798,608
       29,751   NASDAQ STOCK MARKET INCORPORATED+                                                                    626,259
       54,505   NYSE EURONEXT INCORPORATED                                                                         1,574,649
       53,692   T. ROWE PRICE GROUP INCORPORATED                                                                   2,453,724

                                                                                                                  51,784,199
                                                                                                              --------------

SOFTWARE: 0.07%
       67,821   ELECTRONIC ARTS INCORPORATED+                                                                      1,291,990
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
      325,895   CORNING INCORPORATED                                                                               4,989,452
       35,298   OWENS-ILLINOIS INCORPORATED+                                                                       1,302,496

                                                                                                                   6,291,948
                                                                                                              --------------

TOBACCO PRODUCTS: 1.61%
      434,229   ALTRIA GROUP INCORPORATED                                                                          7,733,618
       34,622   LORILLARD INCORPORATED                                                                             2,572,415

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 159

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
TOBACCO PRODUCTS (continued)
      405,530   PHILIP MORRIS INTERNATIONAL                                                                   $   19,765,532
       35,425   REYNOLDS AMERICAN INCORPORATED                                                                     1,577,121

                                                                                                                  31,648,686
                                                                                                              --------------

TRANSPORTATION BY AIR: 0.08%
      155,433   SOUTHWEST AIRLINES COMPANY                                                                         1,492,157
                                                                                                              --------------

TRANSPORTATION EQUIPMENT: 2.53%
      152,285   BOEING COMPANY                                                                                     8,246,233
       80,728   GENERAL DYNAMICS CORPORATION                                                                       5,215,029
       33,443   GENUINE PARTS COMPANY                                                                              1,272,841
       25,991   GOODRICH CORPORATION                                                                               1,412,351
       49,174   HARLEY-DAVIDSON INCORPORATED<<                                                                     1,131,002
      157,657   HONEYWELL INTERNATIONAL INCORPORATED                                                               5,856,958
       38,237   ITT CORPORATION                                                                                    1,994,060
       67,682   LOCKHEED MARTIN CORPORATION                                                                        5,284,611
       66,686   NORTHROP GRUMMAN CORPORATION                                                                       3,451,001
       76,164   PACCAR INCORPORATED<<                                                                              2,872,144
       56,651   TEXTRON INCORPORATED<<                                                                             1,075,236
      197,323   UNITED TECHNOLOGIES CORPORATION                                                                   12,022,890

                                                                                                                  49,834,356
                                                                                                              --------------

TRANSPORTATION SERVICES: 0.18%
       35,298   C.H. ROBINSON WORLDWIDE INCORPORATED                                                               2,038,460
       44,470   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                1,563,121

                                                                                                                   3,601,581
                                                                                                              --------------

TRAVEL & RECREATION: 0.21%
       91,853   CARNIVAL CORPORATION                                                                               3,056,868
       44,144   EXPEDIA INCORPORATED<<+                                                                            1,057,249

                                                                                                                   4,114,117
                                                                                                              --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.56%
       17,119   AIRGAS INCORPORATED                                                                                  828,046
       62,315   AMERISOURCEBERGEN CORPORATION<<                                                                    1,394,610
       23,034   BROWN-FORMAN CORPORATION CLASS B                                                                   1,110,687
       37,794   DEAN FOODS COMPANY+                                                                                  672,355
       55,792   MCKESSON CORPORATION                                                                               3,322,414
       44,440   SUPERVALU INCORPORATED                                                                               669,266
      123,897   SYSCO CORPORATION                                                                                  3,078,840

                                                                                                                  11,076,218
                                                                                                              --------------

WHOLESALE TRADE-DURABLE GOODS: 0.35%
       86,892   KIMBERLY-CLARK CORPORATION                                                                         5,124,882
       19,487   PATTERSON COMPANIES INCORPORATED<<+                                                                  531,021
       13,118   W.W. GRAINGER INCORPORATED                                                                         1,172,224

                                                                                                                   6,828,127
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $2,041,336,101)                                                                      1,957,905,036
                                                                                                              --------------

160 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

    SHARES      SECURITY NAME                                                                                     VALUE
COLLATERAL FOR SECURITIES LENDING: 6.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.38%                                  YIELD
    6,787,176   AIM STIT-LIQUID ASSETS PORTFOLIO                                  0.27%(s)                    $    6,787,176
    6,787,176   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                      0.21(s)                          6,787,176
    6,787,176   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                        0.23(s)                          6,787,176
    6,787,176   DWS MONEY MARKET SERIES INSTITUTIONAL                             0.28(s)                          6,787,176

                                                                                                                  27,148,704
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.96%
$   3,306,573   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.23%        10/23/2009          3,306,108
    3,306,573   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.48         10/07/2009          3,306,309
    2,175,377   ANTALIS US FUNDING CORPORATION++(p)                               0.22         10/09/2009          2,175,271
    2,610,452   BANK OF IRELAND                                                   0.53         10/01/2009          2,610,452
      174,030   BELMONT FUNDING LLC++(p)                                          0.45         10/02/2009            174,028
      174,030   BELMONT FUNDING LLC++(p)                                          0.45         10/07/2009            174,017
    2,175,377   BNP PARIBAS (PARIS)                                               0.17         10/01/2009          2,175,377
      348,060   CALCASIEU PARISH LA+/-ss                                          0.47         12/01/2027            348,060
      478,583   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                    0.30         06/01/2028            478,583
    2,610,452   CANCARA ASSET SECURITIZATION LIMITED++(p)                         0.27         10/09/2009          2,610,296
    1,681,282   CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00         02/25/2008             27,741
    1,294,416   CHEYNE FINANCE LLC+++/-####(a)(i)                                 0.00         05/19/2008             21,358
      696,121   CITIBANK CREDIT CARD ISSUANCE TRUST++                             0.21         10/08/2009            696,092
      230,372   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                         0.40         10/01/2038            230,372
    2,610,452   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                            0.40         10/13/2009          2,610,104
      696,121   COOK COUNTY IL+/-ss                                               0.70         11/01/2030            696,121
      870,151   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $870,153)                                                   0.08         10/01/2009            870,151
    2,610,452   CROWN POINT CAPITAL COMPANY LLC++(p)                              0.45         10/09/2009          2,610,191
    2,175,377   DANSKE BANK A/S COPENHAGEN                                        0.17         10/01/2009          2,175,377
    1,566,271   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.50         12/15/2037          1,566,271
    1,218,211   DEXIA DELAWARE LLC                                                0.27         10/07/2009          1,218,156
      435,075   ELYSIAN FUNDING LLC++(p)                                          0.45         10/01/2009            435,075
      130,523   ELYSIAN FUNDING LLC++(p)                                          0.45         10/07/2009            130,513
    3,045,528   ERASMUS CAPITAL CORPORATION++(p)                                  0.24         10/13/2009          3,045,284
    3,045,528   FORTIS FUNDING LLC++                                              0.25         10/22/2009          3,045,084
    2,325,826   GOTHAM FUNDING CORPORATION++(p)                                   0.23         10/13/2009          2,325,648
      870,151   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED (MATURITY
                VALUE  $870,153)                                                  0.07         10/01/2009            870,151
    5,910,049   GRYPHON FUNDING LIMITED(a)(i)                                     0.00         08/05/2010          2,003,507
      143,575   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss             0.36         11/01/2042            143,575
    1,305,226   HOUSTON TX UTILITY SYSTEM+/-ss                                    0.50         05/15/2034          1,305,226
      435,075   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                REVENUES+/-ss                                                     0.35         07/01/2029            435,075
      174,030   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY
                SYSTEM+/-ss                                                       0.36         01/01/2018            174,030
    3,393,588   INTESA SANPAOLO SPA                                               0.22         10/14/2009          3,393,588
      348,060   IRISH LIFE & PERMANENT PLC++                                      0.53         10/07/2009            348,030
    2,248,470   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE  $2,248,474)                                      0.06         10/01/2009          2,248,470
      261,045   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                            0.36         04/15/2025            261,045
      749,200   LLOYDS TSB BANK PLC                                               0.21         10/30/2009            749,073
    1,264,764   MANHATTAN ASSET FUNDING COMPANY++(p)                              0.15         10/01/2009          1,264,764
    2,893,252   MASSACHUSETTS HEFA+/-ss                                           0.32         10/01/2034          2,893,252
    3,045,528   MATCHPOINT MASTER TRUST++(p)                                      0.22         10/16/2009          3,045,249

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 161

INDEX PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     374,165   MISSISSIPPI STATE GO+/-ss                                         0.40%        11/01/2028     $      374,165
    2,784,483   MONT BLANC CAPITAL CORPORATION++(p)                               0.24         10/14/2009          2,784,241
      330,657   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                         0.35         02/01/2036            330,657
    1,305,226   NATEXIS BANQUES POPULAIRES                                        0.20         10/01/2009          1,305,226
      174,030   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                          0.70         01/01/2018            174,030
    2,175,377   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                      0.23         10/01/2009          2,175,377
      553,416   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                          0.36         01/01/2034            553,416
    3,045,528   ROMULUS FUNDING CORPORATION++(p)                                  0.55         10/16/2009          3,044,830
    2,610,452   ROYAL BANK OF SCOTLAND CT                                         0.23         10/14/2009          2,610,452
    3,045,528   SALISBURY RECEIVABLES COMPANY++(p)                                0.22         10/21/2009          3,045,156
    2,610,452   SCALDIS CAPITAL LIMITED++(p)                                      0.27         10/16/2009          2,610,159
    3,045,528   SOLITAIRE FUNDING LLC++(p)                                        0.26         10/13/2009          3,045,264
    2,001,347   SURREY FUNDING CORPORATION++(p)                                   0.23         10/20/2009          2,001,104
    2,610,452   TASMAN FUNDING INCORPORATED++(p)                                  0.25         10/15/2009          2,610,199
    3,045,528   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)           0.22         10/19/2009          3,045,193
      783,136   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                 0.35         07/01/2032            783,136
    2,697,468   UNICREDITO ITALIANO (NEW YORK)                                    0.25         10/13/2009          2,697,468
      261,045   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                 0.38         12/15/2040            261,045
    2,111,337   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.17         07/28/2008            971,215
    1,226,048   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.20         08/07/2008            563,982
    1,498,141   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.29         04/30/2008            689,145
    2,431,356   VICTORIA FINANCE LLC+++/-####(a)(i)                               0.30         02/15/2008          1,118,424
    2,610,452   VICTORY RECEIVABLES CORPORATION++(p)                              0.22         10/07/2009          2,610,361

                                                                                                                  97,601,319
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,608,081)                                                      124,750,023
                                                                                                              --------------

   SHARES                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.86%

MUTUAL FUNDS: 0.71%
   13,992,188   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                      0.22(s)                         13,992,188
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE
US TREASURY BILLS: 0.15%

$      50,000   US TREASURY BILL###                                               0.07         02/04/2010             49,981
    1,100,000   US TREASURY BILL###                                               0.12         02/04/2010          1,099,577
       50,000   US TREASURY BILL###                                               0.16         02/04/2010             49,981
      100,000   US TREASURY BILL###                                               0.17         02/04/2010             99,962
    1,200,000   US TREASURY BILL###                                               0.27         02/04/2010          1,199,538
      295,000   US TREASURY BILL###                                               0.30         11/08/2009            294,971

                                                                                                                   2,794,010
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,785,421)                                                                   16,786,198
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,188,729,603)*                                   106.76%                                              $2,099,441,257
OTHER ASSETS AND LIABILITIES, NET                         (6.76)                                                (132,856,882)
                                                         ------                                               --------------
TOTAL NET ASSETS                                         100.00%                                              $1,966,584,375
                                                         ------                                               --------------

162 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INDEX PORTFOLIO

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(l) Long-term security of an affiliate of the fund with a total cost of $37,568,613.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $13,992,188.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,233,819,817 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                      $ 323,885,005
Gross unrealized depreciation                                       (458,263,565)
                                                                   -------------
Net unrealized depreciation                                        $(134,378,560)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 163

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
COMMON STOCKS: 97.46%

AUSTRALIA: 1.88%
       56,430   AMP LIMITED (INSURANCE CARRIERS)                                                              $      324,582
        5,700   ASX LIMITED (BUSINESS SERVICES)                                                                      177,005
        9,903   NEWCREST MINING LIMITED (METAL MINING)                                                               278,692
            1   RIO TINTO LIMITED (METAL MINING)                                                                          26
       31,184   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                     244,293
        7,348   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                    337,928

                                                                                                                   1,362,526
                                                                                                              --------------

AUSTRIA: 0.22%
        5,543   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      158,497
                                                                                                              --------------

BELGIUM: 0.85%
       27,695   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   152,384
        6,079   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                   277,592
        3,751   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                             188,412

                                                                                                                     618,388
                                                                                                              --------------

BERMUDA: 0.41%
        2,673   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                               205,661
        1,646   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   90,135

                                                                                                                     295,796
                                                                                                              --------------

BRAZIL: 0.64%
       17,600   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                    465,532
                                                                                                              --------------

CANADA: 4.10%
        3,691   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                            250,434
       20,955   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                        475,888
       15,358   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                          1,037,111
       11,183   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                            647,594
        5,218   GOLDCORP INCORPORATED (METAL MINING)                                                                 209,471
        5,290   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  357,340

                                                                                                                   2,977,838
                                                                                                              --------------

CHINA: 2.05%
       26,112   SINA CORPORATION (BUSINESS SERVICES)                                                                 991,212
       25,509   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                              495,895

                                                                                                                   1,487,107
                                                                                                              --------------
DENMARK: 0.35%
        3,516   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                              254,695
                                                                                                              --------------

FINLAND: 0.34%
       16,595   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          244,058
                                                                                                              --------------

FRANCE: 9.47%
        6,620   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      483,112
       30,296   AXA SA (INSURANCE CARRIERS)                                                                          820,177
        7,404   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             591,575
       13,474   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   698,978
        4,967   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)            389,664
       13,481   FRANCE TELECOM SA (COMMUNICATIONS)                                                                   359,140
        5,857   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              589,077
       36,595   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                    220,632
        2,210   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  198,342

164 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
FRANCE (continued)
        4,439   PPR SA (APPAREL & ACCESSORY STORES)                                                           $      568,971
        6,963   PUBLICIS GROUPE (COMMUNICATIONS)                                                                     279,290
        8,336   SCOR REGROUPE (INSURANCE CARRIERS)                                                                   227,869
        6,585   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           529,992
        7,128   TECHNIP SA (OIL & GAS EXTRACTION)                                                                    455,305
        3,098   TOTAL SA (OIL & GAS EXTRACTION)                                                                      184,082
        8,836   VIVENDI SA (COMMUNICATIONS)                                                                          273,410

                                                                                                                   6,869,616
                                                                                                              --------------

GERMANY: 16.43%
       21,589   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                     1,142,698
        4,226   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                           115,149
        4,384   ALLIANZ SE (INSURANCE CARRIERS)                                                                      547,679
       11,282   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                597,813
        5,873   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           406,940
       52,369   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                             664,039
       23,639   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                              1,190,148
        8,891   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           682,347
       22,589   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   1,846,165
       14,459   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           270,831
       13,164   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   770,353
        3,486   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         265,572
       81,236   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                 458,272
        6,053   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                          138,702
        3,667   LANXESS (CHEMICALS)                                                                                  126,372
        2,730   METRO AG (FOOD STORES)                                                                               154,405
        4,886   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   779,561
        2,713   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                            260,041
        3,309   SAP AG (BUSINESS SERVICES)                                                                           161,150
        5,880   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                       544,495
        6,817   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                             793,967

                                                                                                                  11,916,699
                                                                                                              --------------

GREECE: 1.24%
       50,228   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          637,993
        7,257   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                 260,180

                                                                                                                     898,173
                                                                                                              --------------

HONG KONG: 1.25%
       40,474   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                    394,815
        1,473   CHINA MOBILE LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                   72,339
       11,345   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                           205,673
       32,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                  231,018

                                                                                                                     903,845
                                                                                                              --------------

IRELAND: 0.78%
       28,752   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                     137,478
       26,736   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                        133,805
       34,599   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           291,127

                                                                                                                     562,410
                                                                                                              --------------
ISRAEL: 0.42%
        6,029   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                      304,826
                                                                                                              --------------

JAPAN: 16.80%
        6,800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                  188,626
       53,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                HOME DEALERS)                                                                                        428,062

Portfolio of Investments--September 30, 2009                                   Wells Fargo Advantage Master Portfolios 165

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
JAPAN (continued)
       12,100   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                    $      489,311
       13,200   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                 173,079
      591,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                    1,250,933
      114,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           289,556
       35,900   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             672,688
       16,700   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)<<                                                                                         530,218
        6,400   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                    185,373
       60,800   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                326,470
      115,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                        229,626
        5,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                    91,461
       53,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       483,563
       99,400   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)<<                                                                              612,357
        4,450   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                              271,665
          474   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                315,771
       54,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                              363,349
           80   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                              229,845
      227,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)         1,107,625
        8,050   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                       217,919
        5,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             289,088
        4,900   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                  312,783
      196,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,028,419
       88,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             324,492
       19,300   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            767,571
        6,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                   588,470
        1,241   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                          421,662

                                                                                                                  12,189,982
                                                                                                              --------------

LUXEMBOURG: 0.89%
       17,191   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                   642,751
                                                                                                              --------------

NETHERLANDS: 5.93%
        7,372   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    216,836
        9,724   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                             332,263
        5,338   HEINEKEN NV (EATING & DRINKING PLACES)                                                               246,098
       39,767   ING GROEP NV (FINANCIAL SERVICES)                                                                    709,959
       33,215   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    1,434,589
       17,237   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                496,785
       41,661   USG PEOPLE NV (BUSINESS SERVICES)                                                                    863,873

                                                                                                                   4,300,403
                                                                                                              --------------

RUSSIA: 0.39%
       15,906   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                285,990
                                                                                                              --------------

SINGAPORE: 0.29%
       22,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 207,404
                                                                                                              --------------

SOUTH KOREA: 1.85%
          224   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        235,359
        4,458   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                 463,365
          932   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                           644,668

                                                                                                                   1,343,392
                                                                                                              --------------

SPAIN: 3.61%
       40,457   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         651,234
        8,374   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                   326,083
       80,232   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  412,102

166 Wells Fargo Advantage Master Portfolios                                   Portfolio of Investments--September 30, 2009

INTERNATIONAL CORE PORTFOLIO

    SHARES      SECURITY NAME                                                                                      VALUE
SPAIN (continued)
        9,376   GRIFOLS SA (HEALTH SERVICES)                                                                  $      178,572
        9,236   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           529,946
       18,771   TELEFONICA SA (COMMUNICATIONS)                                                                       517,922

                                                                                                                   2,615,859
                                                                                                              --------------
SWEDEN: 1.57%
        6,691   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                FABRICS & SIMILAR MATERIALS)                                                                         375,756
       57,580   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                             579,818
       12,595   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                   184,823

                                                                                                                   1,140,397
                                                                                                              --------------
SWITZERLAND: 8.84%
       34,196   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     686,362
        5,752   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                      357,176
       15,612   ADECCO SA (BUSINESS SERVICES)                                                                        830,089
       16,914   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             938,488
       17,003   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  724,551
        8,927   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            446,652
        3,965   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                     640,874
        2,956   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                 696,284
        3,621   TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                                            309,697
        3,294   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    783,529

                                                                                                                   6,413,702
                                                                                                              --------------
TAIWAN: 0.39%
       17,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                           283,439
                                                                                                              --------------

UNITED KINGDOM: 17.58%
       54,848   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            661,801
        9,431   ANGLO AMERICAN PLC (METAL MINING)                                                                    300,390
       30,202   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           366,592
      160,299   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                         220,318
      248,102   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                             1,467,074
       26,357   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  457,873
       37,227   BHP BILLITON PLC (COAL MINING)                                                                     1,016,169
       34,597   BP PLC (OIL & GAS EXTRACTION)                                                                        305,762
       20,694   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                           72,924
       32,225   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         259,306
       30,962   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                397,342
       37,701   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           247,697
      300,204   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  498,965
      134,705   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                        1,541,405
       24,325   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        164,326
       13,612   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)               176,752
        8,151   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        165,307
       51,158   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                237,999
      132,902   MAN GROUP PLC (BUSINESS SERVICES)                                                                    703,464
        4,951   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                141,792
        4,778   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                233,509
       28,518   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   118,954
       12,625   RIO TINTO PLC (METAL MINING)                                                                         538,406
       11,701   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                 333,516
       31,844   SAVILLS PLC (CONSULTING SERVICES)                                                                    169,266
       21,472   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                     529,148
       14,892   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                               198,252
      234,693   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  525,858

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 167

INTERNATIONAL CORE PORTFOLIO

 SHARES   SECURITY NAME                                                                                                  VALUE
UNITED KINGDOM (continued)
 31,621   WPP PLC (COMMUNICATION & INFORMATION)                                                                       $    271,375
 29,171   XSTRATA PLC (DIVERSIFIED MINING)                                                                                 430,069
                                                                                                                        12,751,611
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $59,634,869)                                                                                  70,700,969
                                                                                                                      ------------

                                                                                                     EXPIRATION DATE
RIGHTS: 0.02%
  7,404   BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                                10/13/2009           16,035
                                                                                                                      ------------

TOTAL RIGHTS (COST $0)                                                                                                     16,035
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 1.25%

                                                                                             YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.25%
 891,001  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                         0.04%(u)                       891,001
  19,567  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)                      0.00(u)                         15,654

                                                                                                                           906,655
                                                                                                                      ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $910,568)                                                                    906,655
                                                                                                                      ------------
SHORT-TERM INVESTMENTS: 1.04%
 753,488  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                      0.22(s)                        753,488
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $753,488)                                                                              753,488
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,815,230)*                                                           100.87%                                 $ 73,171,114

OTHER ASSETS AND LIABILITIES, NET                                              (0.87)                                     (629,129)
                                                                              ------                                  ------------
TOTAL NET ASSETS                                                              100.00%                                 $ 72,541,985
                                                                              ------                                  ------------

------------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $753,488.

* Cost for federal income tax purposes is $63,954,462 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   12,088,253
Gross unrealized depreciation                     (2,871,601)
                                              --------------
Net unrealized appreciation                   $    9,216,652

The accompanying notes are an integral part of these financial statements.

168 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.36%

 BELGIUM: 1.40%
    44,877   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                 $     2,049,267
     4,370   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         130,839

                                                                                                                      2,180,106
                                                                                                                ---------------

BRAZIL: 1.53%
    60,655   PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                       2,384,348
                                                                                                                ---------------

CANADA: 2.71%
   90,292    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                               4,221,151
                                                                                                                ---------------

CHINA: 4.33%
 3,037,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                     2,425,689
   738,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                3,213,850
   137,400   CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                             306,356
 1,039,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                            782,932
     3,150   WYNN MACAU LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)(i)                                   4,097

                                                                                                                      6,732,924
                                                                                                                ---------------

DENMARK: 0.90%
    53,549   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,402,661
                                                                                                                ---------------

FRANCE: 12.82%
    48,447   ACCOR SA (METAL MINING)                                                                                  2,696,857
    32,873   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 2,626,530
    19,359   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       1,004,268
    38,757   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               809,895
     6,364   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    383,501
   212,898   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                        1,283,569
    44,720   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                3,551,502
    38,282   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               3,081,114
     7,776   UNIBAIL (REAL ESTATE)                                                                                    1,615,259
    51,279   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 2,901,027

                                                                                                                     19,953,522
                                                                                                                ---------------

GERMANY: 15.37%
    16,938   ALLIANZ AG (INSURANCE CARRIERS)                                                                          2,116,011
    75,402   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               5,224,603
    97,506   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    4,909,117
   110,580   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               2,071,271
    11,185   FRAPORT AG (TRANSPORTATION SERVICES)                                                                       594,964
    47,566   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             5,156,417
    24,115   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       3,847,545

                                                                                                                     23,919,928
                                                                                                                ---------------

HONG KONG: 3.68%
   305,054   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)<<                                                    1,102,123
   415,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
             TRANSPORTATION & WAREHOUSING)                                                                            1,378,174
   982,582   GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                                                 781,239
    49,600   HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     575,356
   238,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                      959,671
   479,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   927,340

                                                                                                                      5,723,903
                                                                                                                ---------------

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 169

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                           VALUE
INDIA: 2.25%
    15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                        $       872,325
    17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               333,513
    59,529   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                         2,295,438

                                                                                                                      3,501,276
                                                                                                                ---------------

IRELAND: 2.29%
     4,978   ACCENTURE PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            185,530
    96,287   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                              481,886
    52,435   COVIDIEN LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)       2,268,338
    74,280   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                 625,015

                                                                                                                      3,560,769
                                                                                                                ---------------

ITALY: 3.79%
    66,573   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          1,824,678
   496,419   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                            1,062,053
   679,587   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                            3,005,812

                                                                                                                      5,892,543
                                                                                                                ---------------

JAPAN: 5.86%
    13,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        366,156
    54,997   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             1,617,469
       329   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            1,128,859
    55,300   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   723,246
     6,250   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               105,762
   513,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            1,018,843
    29,700   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,035,604
   134,211   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                    3,132,313

                                                                                                                      9,128,252
                                                                                                                ---------------

MEXICO: 0.99%
    83,089   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   1,544,625
                                                                                                                ---------------

NETHERLANDS: 8.74%
    23,924   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              1,482,121
   223,071   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                        6,561,296
    32,373   HEINEKEN HOLDING NV (BREWERY)                                                                            1,320,530
    38,157   HEINEKEN NV (BREWERY)                                                                                    1,759,155
   139,216   ING GROEP NV (FINANCIAL SERVICES)                                                                        2,485,418

                                                                                                                     13,608,520
                                                                                                                ---------------

RUSSIA: 2.40%
   157,773   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       3,729,754
                                                                                                                ---------------

SINGAPORE: 1.03%
   287,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    1,601,597
                                                                                                                ---------------

SPAIN: 2.54%
    25,871   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,484,433
    89,599   TELEFONICA SA (COMMUNICATIONS)                                                                           2,472,180

                                                                                                                      3,956,613
                                                                                                                ---------------

SWEDEN: 2.43%
    95,955   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,236,024
    54,139   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             597,976
   144,205   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                         972,213
    61,959   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    973,199

                                                                                                                      3,779,412
                                                                                                                ---------------

170 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL GROWTH PORTFOLIO

    SHARES   SECURITY NAME                                                                                             VALUE
SWITZERLAND: 10.14%
    44,018   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              $    2,442,377
    51,823   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)+                                                                                     3,555,536
    79,340   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        3,380,927
    41,043   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  2,053,536
     5,020   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)(I)                                                        839,492
    21,733   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           3,512,764

                                                                                                                       15,784,632
                                                                                                                   --------------

TAIWAN: 1.22%
   172,768   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
             (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 1,893,537
                                                                                                                   --------------

UNITED KINGDOM: 9.37%
    83,536   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      1,072,036
   220,298   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                2,520,830
    65,725   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              1,899,105
   518,482   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
             GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                       1,764,125
   243,505   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   2,350,525
   204,600   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,832,742
   321,910   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        2,055,796
   244,229   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                1,082,348

                                                                                                                       14,577,507
                                                                                                                   --------------

UNITED STATES OF AMERICA: 2.57%
    75,421   ACTIVISION BLIZZARD INCORPORATED (BUSINESS SERVICES)+                                                        934,466
    44,812   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                             2,184,137
    14,889   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                                  887,384

                                                                                                                        4,005,987
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $133,404,740)                                                                               153,083,567
                                                                                                                   --------------

                                                                                                  EXPIRATION DATE
RIGHTS: 0.05%
    32,873  BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                                            10/13/2009            71,195
                                                                                                                   --------------

TOTAL RIGHTS (COST $0)                                                                                                     71,195
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LENDING: 4.11%


                                                                                          YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 4.11%
 6,357,010   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                   0.04%(u)                       6,357,010
    57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)                0.00(u)                           46,080

                                                                                                                        6,403,090
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,414,610)                                                               6,403,090
                                                                                                                   --------------

SHORT-TERM INVESTMENTS: 1.97%
 3,064,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                 0.22(s)                       3,064,470
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,064,470)                                                                          3,064,470
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $142,883,820)*                                                            104.49%                            $  162,622,322

OTHER ASSETS AND LIABILITIES, NET                                                (4.49)                                (6,994,985)
                                                                                ------                             --------------

TOTAL NET ASSETS                                                                100.00%                            $  155,627,337
                                                                                ------                             --------------

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 171

INTERNATIONAL GROWTH PORTFOLIO

------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

+++   Short-term security of an affiliate of the Fund with a cost of $3,064,470.

* Cost for federal income tax purposes is $150,839,548 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   22,504,814
Gross unrealized depreciation                    (10,722,040)
                                              --------------
Net unrealized appreciation                   $   11,782,774

The accompanying notes are an integral part of these financial statements.

172 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.75%

AUSTRALIA: 8.12%
   3,345   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                $        40,340
  17,897   ALUMINA LIMITED (METAL MINING)                                                                                 28,893
   8,977   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       43,399
  14,622   AMP LIMITED (INSURANCE CARRIERS)                                                                               84,105
   2,525   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   11,695
   4,366   ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                        16,485
  19,750   ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                        28,836
   1,266   ASX LIMITED (BUSINESS SERVICES)                                                                                39,315
  16,736   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                       360,106
   6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                         26,906
   2,366   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 19,620
  24,089   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               801,812
   1,488   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           SIMILAR MATERIALS)                                                                                             15,753
  13,240   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               34,223
   4,324   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         23,231
  13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                           95,960
   1,012   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             10,812
  12,385   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                          21,961
   4,041   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                             34,972
     407   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             23,971
  10,802   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                      493,153
   3,194   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                      31,446
   3,519   CROWN LIMITED (CASINO & GAMING)                                                                                27,723
   4,332   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                     127,874
   8,961   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   14,862
  27,879   DB RREEF TRUST (REAL ESTATE)                                                                                   20,783
     485   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                   10,787
  15,525   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                         23,489
   9,141   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                                 30,805
  13,837   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                               67,749
   9,348   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                             13,772
  62,777   GPT GROUP (REAL ESTATE)                                                                                        37,937
  68,250   GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE)+(a)                                                             0
   3,857   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                    14,631
  11,733   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            29,293
  14,573   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                         48,597
   3,170   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            21,981
   1,099   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     35,068
   3,241   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                   30,308
   2,184   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                  22,061
     613   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                              162
   4,992   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               12,507
  43,832   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                           25,715
   2,193   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                             113,739
  16,588   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                            21,585
   5,610   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                                22,271
  18,335   MIRVAC GROUP (REAL ESTATE)                                                                                     27,174
  13,769   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     373,642
   3,472   NEWCREST MINING LIMITED (METAL MINING)                                                                         97,710
   1,156   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   11,575
   9,856   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                    26,346
   2,634   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         54,607
   6,420   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                   92,432

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 173

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                           VALUE
AUSTRALIA (continued)
  22,899   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    $        23,030
   4,076   PALADIN ENERGY LIMITED (DIVERSIFIED MINING)+                                                               16,181
     294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                   10,152
   8,060   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                     20,336
   7,446   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          158,047
   3,146   RIO TINTO LIMITED (METAL MINING)                                                                          164,415
   5,948   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                      79,759
   1,059   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                21,329
   2,690   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                 33,722
   9,623   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                               7,513
  16,383   STOCKLAND (PROPERTIES)                                                                                     58,969
   9,146   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           71,649
   4,498   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 28,293
   8,849   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                     19,829
  31,945   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               92,155
   4,798   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                            36,109
   8,608   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                         31,135
   7,257   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               169,581
   1,094   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       25,624
  14,706   WESTFIELD GROUP (PROPERTIES)                                                                              180,334
  20,896   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                     483,913
   3,584   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         164,825
   8,924   WOOLWORTHS LIMITED (FOOD STORES)                                                                          230,278
   1,190   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                  31,190

                                                                                                                   5,902,547
                                                                                                             ---------------

AUSTRIA: 0.34%
   1,277   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   57,070
   1,089   OMV AG (OIL & GAS EXTRACTION)                                                                              43,935
     393   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                           25,626
   2,363   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        42,601
     566   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                28,616
     850   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    30,338
     282   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                         16,094

                                                                                                                     244,280
                                                                                                             ---------------

BELGIUM: 0.97%
   2,600   ANHEUSER-BUSCH INBEV NV STRIP WHEN PRESENTED (FOOD & KINDRED PRODUCTS)+                                        11
   1,105   BELGACOM SA (COMMUNICATIONS)                                                                               43,045
     109   COLRUYT SA (FOOD STORES)                                                                                   25,617
     230   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                    12,514
     738   DELHAIZE GROUP (FOOD STORES)                                                                               51,233
   3,900   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         35,955
  16,223   FORTIS (DEPOSITORY INSTITUTIONS)                                                                           75,992
   9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                       27
     582   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                               53,758
   5,177   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                        236,403
   1,156   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   58,066
     220   MOBISTAR SA (COMMUNICATIONS)                                                                               15,224
     431   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    44,749
     740   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                       31,230
     813   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         24,341

                                                                                                                     708,165
                                                                                                             ---------------

174 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                          VALUE
BERMUDA: 0.00%
      50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                    $           26
                                                                                                              --------------

CYPRUS: 0.04%
   4,111   BANK OF CYPRUS PUBLIC COMPANY LTD (INSURANCE CARRIERS)                                                     31,282
                                                                                                              --------------

DENMARK: 0.89%
       4   A.P. MOLLER - MAERSK A/S - CLASS A (WATER TRANSPORTATION)                                                  26,735
       8   A.P. MOLLER - MAERSK A/S - CLASS B (WATER TRANSPORTATION)                                                  55,042
     812   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                    58,820
     167   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            13,969
   3,228   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  84,554
   1,350   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                       24,070
     400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               8,296
   3,202   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                    200,477
     306   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                    28,798
      83   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                       12,547
     178   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                              13,611
   1,548   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)+                                                                                       111,907
     120   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)+                                                                                         8,917

                                                                                                                     647,743
                                                                                                              --------------

FINLAND: 1.19%
     957   ELISA OYJ (COMMUNICATIONS)                                                                                 19,634
   3,225   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             82,683
     438   KESKO OYJ (FOOD STORES)                                                                                    14,678
   1,116   KONE OYJ (BUSINESS SERVICES)                                                                               41,024
     957   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         26,930
     940   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                               17,360
  26,876   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               395,258
     770   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                              17,950
     868   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                          9,908
   1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             8,177
     670   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                12,354
     838   OUTOKUMPU OYJ (METAL MINING)                                                                               15,770
     600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                 14,399
   3,051   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             76,838
     590   SANOMAWSOY OYJ (MULTI MEDIA)                                                                               13,028
   4,260   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                   29,673
   3,776   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                  45,310
     588   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      23,559

                                                                                                                     864,533
                                                                                                              --------------

FRANCE: 10.17%
   1,026   ACCOR SA (METAL MINING)                                                                                    57,113
     219   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                 19,706
     991   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                     18,011
   1,781   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                 202,635
  16,734   ALCATEL SA (COMMUNICATIONS)                                                                                74,859
   1,451   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           105,891
     329   ATOS ORIGIN (BUSINESS SERVICES)                                                                            16,610
  11,246   AXA SA (INSURANCE CARRIERS)                                                                               304,453
     101   BIOMERIEUX (HEALTH SERVICES)                                                                               11,101
   6,007   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  479,955
   1,620   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     82,380
     292   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                                  16,477
   1,070   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     56,048

Portfolio of Investments--September 30, 2009                                          Wells Fargo Advantage Master Portfolios 175

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                             VALUE
FRANCE (CONTINUED)
   4,554   CARREFOUR SA (FOOD STORES)                                                                              $ 206,588
     339   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                 26,887
     425   CHRISTIAN DIOR SA (APPAREL MANUFACTURERS)                                                                  41,980
     275   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       28,021
   2,641   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        137,005
   1,052   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                          24,547
   1,053   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  82,608
   6,392   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              133,572
     475   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              26,476
     295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                18,796
   1,720   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                              102,038
      39   ERAMET (METAL MINING)                                                                                      13,534
   1,456   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           82,978
     209   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                            13,679
     686   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                                   20,850
     159   FONCIERE DES REGIONS (REAL ESTATE)                                                                         18,519
  13,138   FRANCE TELECOM SA (COMMUNICATIONS)                                                                        350,002
   8,660   GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                         384,552
   1,715   GAZ DE FRANCE STRIP WHEN PRESENTED (ELECTRIC, GAS & SANITARY SERVICES)+                                         3
     128   GECINA SA (REAL ESTATE)                                                                                    15,266
   3,960   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                   238,634
     383   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             56,523
     143   ICADE (REAL ESTATE)                                                                                        15,318
     121   ILIAD SA (BUSINESS SERVICES)                                                                               13,634
     254   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         14,576
     183   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                        10,024
     497   JCDECAUX SA (BUSINESS SERVICES)                                                                            10,764
     671   KLEPIERRE (REAL ESTATE)                                                                                    26,615
   1,728   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                   171,824
   1,434   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       128,321
     857   LAGARDERE SCA (COMMUNICATIONS)                                                                             39,918
     763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               21,225
   1,768   LVMH MOET HENNESSY LOUIS VUITTON SA (DIVERSIFIED OPERATIONS)                                              177,819
     468   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   12,307
   6,038   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                          36,403
     229   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        20,552
       1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    29
     918   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  11,904
   1,392   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                 110,548
   1,105   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                33,690
     548   PPR SA (APPAREL & ACCESSORY STORES)                                                                        70,240
     853   PUBLICIS GROUPE (COMMUNICATIONS)                                                                           34,214
   1,345   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      62,717
   1,363   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                      25,540
   7,554   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           554,368
   1,685   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)   170,778
   1,196   SCOR REGROUPE (INSURANCE CARRIERS)                                                                         32,693
     195   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            13,868
     164   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                          12,496
   3,331   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                268,094
     872   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                            15,325
     685   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                              41,038
   1,956   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  44,681

176 Wells Fargo Advantage Master Portfolios                                             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

  SHARES   SECURITY NAME                                                                                           VALUE
FRANCE (continued)
     762   TECHNIP SA (OIL & GAS EXTRACTION)                                                                  $       48,673
     649   THALES SA (TRANSPORTATION BY AIR)                                                                          32,195
  15,322   TOTAL SA (OIL & GAS EXTRACTION)                                                                           910,428
      56   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                     3,327
     585   UNIBAIL (REAL ESTATE)                                                                                     121,518
     391   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                   66,258
   2,714   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                  104,015
   3,051   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  172,605
   8,403   VIVENDI SA (COMMUNICATIONS)                                                                               260,011

                                                                                                                   7,388,850
                                                                                                              --------------

GERMANY: 7.86%
   1,405   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             74,366
   3,252   ALLIANZ SE (INSURANCE CARRIERS)                                                                           406,262
   6,626   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     351,100
   5,510   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                381,788
   2,377   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              114,613
     640   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                 37,584
     618   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                 17,038
   5,088   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   64,516
   6,473   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                     325,895
   4,250   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                326,170
   1,400   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          114,420
   1,681   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                              29,789
   6,073   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                113,753
     642   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                             22,707
  20,356   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      277,923
  13,644   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               578,616
     269   FRAPORT AG (TRANSPORTATION SERVICES)                                                                       14,309
     585   FRESENIUS AG (MEDICAL PRODUCTS)                                                                            34,234
   1,379   FRESENIUS MEDICAL CARE AG (MEDICAL PRODUCTS)                                                               68,672
     210   FRESENIUS SE (MEDICAL PRODUCTS)                                                                            10,329
   1,148   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          23,956
     178   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                                   8,020
     445   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                         20,402
     943   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  34,264
   1,307   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                           56,269
     308   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               23,464
   7,943   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                     44,808
   1,072   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                       58,498
   1,088   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              117,945
     763   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            62,973
     474   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                   47,132
     832   METRO AG (FOOD STORES)                                                                                     47,057
   1,481   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        236,293
     635   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                      49,946
      31   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                  10,294
     516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                             9,884
   3,005   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                279,102
     287   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                  27,509
   6,159   SAP AG (BUSINESS SERVICES)                                                                                299,947
   5,906   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            546,903
     608   SOLARWORLD AG (ENERGY)                                                                                     14,769
     486   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     9,850
   2,428   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                 83,603

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 177

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
GERMANY (continued)
  1,067    TUI AG (TRANSPORTATION BY AIR)                                                                                 $   11,008
    922    UNITED INTERNET AG (COMMUNICATIONS)                                                                                13,910
    764    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                           88,982
    636    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                          104,545
    115    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                                     17,938

                                                                                                                           5,713,355
                                                                                                                          ----------

GREECE: 0.62%
  2,619    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                            48,290
  1,285    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                                   34,205
  2,373    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                                                37,333
    580    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                        6,586
  1,790    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                       29,599
  4,658    MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                                    20,040
  4,383    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                              157,140
  1,620    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                          41,771
  2,219    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                                                         41,141
    850    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    18,919
    430    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   14,850

                                                                                                                             449,874
                                                                                                                          ----------

HONG KONG: 2.32%
  1,500    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           10,635
 10,696    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                                38,644
 27,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                           59,225
  9,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                             14,214
 10,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                        126,902
  3,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)        10,723
  4,098    CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                                      6,927
 14,500    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                           98,412
  8,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        53,677
 15,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                    9,852
 20,000    GENTING INTERNATIONAL PLC (REAL ESTATE)+<<                                                                         15,902
  6,000    HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                              30,039
 15,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                         55,258
  5,500    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   79,270
  8,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           52,645
 28,220    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       71,296
    400    HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    4,779
  8,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                        145,031
 10,000    HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             54,838
    500    HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               307
  4,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                                    12,568
 15,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                        108,290
  4,701    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                                    11,768
  4,976    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                             26,613
 16,200    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                              65,322
  3,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               5,302
 15,835    LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                  34,857
 16,000    MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                         5,677
 10,392    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                          36,070
 18,211    NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             39,195
  8,800    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       15,305
  6,314    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                           12,221
  1,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                        6,132
 28,977    PCCW LIMITED (COMMUNICATIONS)                                                                                       7,553

178 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
HONG KONG (continued)
 10,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                   $   18,839
 11,887    SINO LAND COMPANY (REAL ESTATE)                                                                                    21,289
 10,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                     147,354
  5,500    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                          64,651
  2,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                                     8,619
  9,625    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                         51,105
  7,000    WHEELOCK & COMPANY (REAL ESTATE)                                                                                   22,942
  1,500    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   14,758
  5,000    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                                  13,871

                                                                                                                           1,688,877
                                                                                                                          ----------

IRELAND: 0.37%
  6,409    ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                                                           0
      1    BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                                           5
  4,968    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                                  137,439
  3,493    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                                25,051
  7,447    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                         62,661
  1,040    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                          29,751
    480    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                                  13,939

                                                                                                                             268,846
                                                                                                                          ----------

ITALY: 3.60%
    465    ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                        6,087
  7,668    AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                        15,070
  3,105    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                                    28,012
  7,635    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                                   209,265
  1,870    ATLANTIA SPA (SOCIAL SERVICES)                                                                                     45,343
    776    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                            9,380
  4,869    BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                                         14,535
 15,955    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                      34,135
  2,892    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                           22,007
  4,651    BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                                      44,614
    980    BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                            7,572
 47,246    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                      299,885
 18,687    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                                 467,066
    557    EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                                      10,311
  5,508    FIAT SPA (TRANSPORTATION EQUIPMENT)<<                                                                              70,849
  2,969    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                           52,481
    467    FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                            9,820
 55,283    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                         244,517
  6,841    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                      24,301
    534    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            8,221
    285    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                                   6,385
    850    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              22,016
  5,172    MEDIASET SPA (COMMUNICATIONS)                                                                                      36,177
  3,439    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                           47,000
  1,691    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                                11,766
 12,477    PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                             34,490
 20,207    PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                                   10,823
    745    PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     13,976
  1,900    SAIPEM SPA (OIL & GAS EXTRACTION)                                                                                  57,220
  2,139    SARAS SPA (OIL & GAS EXTRACTION)                                                                                    8,256
 11,001    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                           53,527
 44,198    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                            54,329
 72,032    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                               126,385

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 179

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
ITALY (continued)
  9,373    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  $   36,553
102,217    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                               399,379
  4,177    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                           64,120
  5,279    UNIPOL SPA (INSURANCE CARRIERS)                                                                                     8,011

                                                                                                                           2,613,884
                                                                                                                          ----------

JAPAN: 20.91%
  2,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                          11,408
    200    ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                               6,227
    300    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                         4,619
  1,100    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            30,513
  4,700    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                        44,976
    600    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            6,042
    500    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                            10,411
  3,000    AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                                15,307
  1,400    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                             34,156
  5,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                           50,075
    200    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                    8,155
  5,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                         14,371
  2,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     13,457
  5,000    AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       7,241
  2,800    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                                  51,218
  7,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    56,537
  9,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              45,820
  1,000    ASICS CORPORATION (FOOTWEAR)                                                                                        9,302
  3,300    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                        135,654
  2,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                                    18,381
  9,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                                 44,115
    500    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                         24,508
  4,400    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           78,966
  1,600    BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       19,179
  7,700    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              311,380
    500    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                  8,851
  1,700    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,882
     11    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                            79,040
  5,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       30,970
  4,800    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                     116,571
  1,600    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                33,100
      7    CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                                       34
  2,100    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      11,814
    400    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      7,829
  4,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                                   11,140
  1,100    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               12,940
  4,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     55,077
  2,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   12,076
  2,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       7,263
  1,000    DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                          10,216
  4,800    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       99,085
  1,700    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      61,171
  4,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                5,704
  1,000    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            10,906
    600    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                             26,202
  4,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              41,887
 12,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                           61,895
      2    DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                            5,526
  3,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                                  12,366

180 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                   VALUE
JAPAN (continued)
  3,500    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   $  102,935
  1,200    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                            27,940
  2,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             12,121
  2,400    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                            172,718
  1,800    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                67,777
    980    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                     31,060
    900    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               11,801
    400    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                            12,878
  1,400    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   125,550
    300    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        37,966
  4,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          7,397
  4,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             15,552
      3    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                               4,913
  3,500    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
           OPTICAL)                                                                                                          104,885
 13,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           85,011
  6,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     24,932
  5,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
           OPTICAL)                                                                                                           20,331
      7    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  2
  2,000    GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             18,270
  3,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       16,510
    170    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                               9,261
  7,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                     37,364
    200    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                                  4,369
  2,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                      7,598
    200    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         22,548
    500    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        20,275
    800    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     16,345
    800    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            17,174
    500    HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                                  10,455
 24,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           73,793
  1,000    HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                                  10,238
  1,300    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                         27,053
  9,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    21,055
  1,300    HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                                33,092
 11,900    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                            366,552
  3,000    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<               70,852
    900    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           33,487
    200    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              16,510
      6    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                                51,200
  2,560    ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                          29,403
 10,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      20,275
  9,000    ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                    19,050
    500    ITO EN LIMITED (EATING & DRINKING PLACES)                                                                           9,258
 11,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                             72,913
    200    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          6,161
  3,800    J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  22,902
    200    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                          6,116
  7,000    JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                                                10,294
    200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                         10,204
      4    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   9,723
      3    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   24,531
      2    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   10,851
  2,000    JAPAN STEEL WORKS (MACHINERY)                                                                                      22,993
     32    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                     109,798
  3,500    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                              120,091

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 181

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  1,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               $  20,453
  5,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       24,564
  1,300    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                     26,647
  1,400    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                      16,314
     18    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                       17,405
  6,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               15,373
  2,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                                16,332
  2,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  14,371
  5,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                   132,958
  1,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         7,798
  3,900    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                     96,452
 10,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        25,400
  4,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                              14,839
     21    KDDI CORPORATION (COMMUNICATIONS)                                                                                118,376
  3,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         25,433
  4,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                        27,316
  2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 13,279
    300    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             64,101
  1,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    12,455
  1,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                8,366
 12,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                    46,388
  6,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                           91,973
 18,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       31,482
  6,800    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         127,417
    700    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       14,271
  3,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        33,181
  8,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       66,574
  2,500    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                   27,293
    800    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                      28,697
  1,200    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<          111,357
  2,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   25,333
  2,700    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    61,210
    500    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                                  23,227
    900    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                             7,229
    200    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                        10,182
    800    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<            25,400
 12,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                          60,558
  1,700    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                                12,177
    300    MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                             5,999
    900    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                            7,339
 14,100    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRICAL & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                       207,813
  3,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             35,860
  7,000    MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                                15,674
    500    MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED (FOOD STORES)                                                          9,998
  1,100    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                       15,477
    500    MEIJI HOLDINGS COMPANY LIMITED (FOOD MANUFACTURERS & PURVEYORS)                                                   21,333
  5,200    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                150,615
  3,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         13,769
  8,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            35,320
  9,700    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                       196,237
 14,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         106,055
  8,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                                  125,840
  3,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        16,309
 22,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      83,329
  1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     12,109
  8,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       22,102
 26,000    MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                         42,867

182 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

SHARES     SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  4,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                       $  13,725
 66,870    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            359,064
    430    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    12,982
 12,500    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                         163,482
  4,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                       14,259
  5,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      12,978
  6,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                     101,532
  4,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                           10,249
  8,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                                47,413
  3,000    MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                        82,716
  7,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                      25,968
    600    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                        12,954
 90,300    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                    179,061
 11,000    MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                  11,642
  1,500    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                        71,186
  1,500    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                              15,357
 14,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 43,982
  2,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          46,343
  1,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         12,767
  1,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                              8,255
    800    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                                 64,970
  2,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               36,584
    700    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       179,357
      4    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                         35,693
  3,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    27,371
  6,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       24,397
  1,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                        12,856
  6,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                        32,006
  9,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                     50,532
    600    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                         17,312
  5,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            16,710
 37,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                              135,197
  3,700    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                        171,470
  8,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                              30,925
  5,000    NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                          31,304
  5,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          12,644
  1,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  14,415
 17,900    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    121,042
  1,000    NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 5,113
  1,500    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                       20,988
  5,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             8,912
  1,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                         10,639
    500    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    19,217
    250    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           21,306
  1,200    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             36,763
    800    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                        11,924
 18,100    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                     111,506
    400    NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                             6,501
      2    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                            13,301
    700    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        16,649
  3,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                            18,615
  3,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                          12,432
      9    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            28,835
    111    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                         177,323
      9    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                    8,262

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 183

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  5,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          $  21,890
     50    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      8,461
  4,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 36,094
  6,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                               27,071
  1,600    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                                  42,422
  1,500    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               28,307
    600    ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  31,215
  1,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         7,442
    300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 13,368
    400    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   28,162
    640    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                           39,071
 14,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     49,128
    100    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        5,982
    500    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       2,729
     51    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                             33,975
  3,500    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                            45,034
  5,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           72,857
    300    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            14,170
    700    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            48,972
    400    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        25,043
    500    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               18,381
 12,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          28,474
  2,200    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     7,818
  2,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                               10,204
    122    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                                    24,167
  1,500    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           75,531
  1,300    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                                16,915
  1,000    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         14,995
  3,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 17,446
  4,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            36,094
  5,520    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                                 132,212
      3    SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                       7,419
  7,200    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<             80,049
  1,300    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                   39,681
  2,000    SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            14,482
    200    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                            19,629
    500    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             21,612
  4,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              15,730
  2,900    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 178,332
    500    SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                       8,907
  4,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   14,571
  7,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    10,761
  2,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          47,346
  3,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             52,303
  4,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   42,244
  9,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                      18,348
  1,400    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                      15,300
    400    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          49,195
  5,400    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                        118,690
  9,000    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   17,145
  6,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                           40,372
  7,200    SONY CORPORATION (ELECTRONIC)                                                                                    212,956
      6    SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                           17,238
    500    SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                                   13,535
  1,000    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         20,275
    800    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               18,181
 11,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   45,831

184 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
  8,100    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             $  83,468
  5,500    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        71,932
  4,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        19,518
 24,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)        59,088
  4,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  65,683
  6,500    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           226,647
  3,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                                     54,910
  1,300    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                     12,266
    100    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                             2,863
 10,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                53,139
  2,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                     18,916
    500    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         17,267
  2,500    SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                               58,347
  1,600    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                    43,313
  6,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               8,021
  7,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               13,881
  1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
           & OPTICAL)                                                                                                        20,219
  2,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      23,818
  2,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          15,997
  5,400    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              224,987
  2,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      26,670
    800    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          46,254
  7,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                            21,835
  1,200    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              66,039
  1,000    THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                12,666
  2,000    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               43,982
  3,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              16,710
  4,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              16,532
  2,000    THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    18,047
    900    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      17,626
  6,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                            36,629
    800    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                      13,555
  3,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                13,702
  3,100    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    69,069
  2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                14,661
    300    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                            5,103
  8,700    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                    228,246
  1,200    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          76,600
 17,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     70,640
    700    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                                   8,578
  2,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                               9,781
  8,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                       38,322
  3,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                              11,998
  2,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                     19,540
  4,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        37,877
 10,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                             60,603
 28,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     146,917
  4,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                   10,115
  1,800    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          31,582
  2,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     12,522
  1,100    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               21,163
  1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                              27,071
    500    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           14,622
    500    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                              9,865
  1,300    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                          35,699
 19,800    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        787,456
  1,500    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                     22,626

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 185

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                    VALUE
JAPAN (continued)
    800    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             $    29,856
    400    TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                                    14,438
  7,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                         18,404
    300    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                                 28,474
  1,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                          7,486
    800    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               13,948
    170    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               10,132
     12    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                               45,452
    107    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                        36,356
    700    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                            18,677
    630    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      42,671
  2,000    YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                                20,743
  1,100    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                13,014
  1,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                            18,498
    300    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                             8,455
  3,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                         49,295
  1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          13,546
  2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         14,438
  1,700    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                         15,056

                                                                                                                          15,194,992
                                                                                                                         -----------

KAZAKHSTAN: 0.03%
  1,774    EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                              24,850
                                                                                                                         -----------

LUXEMBOURG: 0.55%
  6,784    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   253,646
    548    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                               40,011
  2,055    SES FDR (COMMUNICATIONS)                                                                                           46,612
  3,389    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                              60,405

                                                                                                                             400,674
                                                                                                                         -----------

MEXICO: 0.02%
  1,302    FRESNILLO PLC (MINING)                                                                                             16,064
                                                                                                                         -----------

NETHERLANDS: 3.47%
 10,557    AEGON NV (INSURANCE CARRIERS)                                                                                      89,619
  1,682    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                       104,202
  3,132    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                                  92,133
    418    BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                      14,277
    358    CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                   24,691
  2,941    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                                66,041
    478    FUGRO NV (OIL FIELD SERVICES)                                                                                      27,605
    813    HEINEKEN HOLDING NV (BREWERY)                                                                                      33,163
  1,779    HEINEKEN NV (BREWERY)                                                                                              82,017
 14,068    ING GROEP NV (FINANCIAL SERVICES)                                                                                 251,155
 12,376    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                       205,283
  7,020    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                        170,939
  8,555    KONINKLIJKE AHOLD NV (FOOD STORES)                                                                                102,909
  1,103    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                   46,082
  1,453    QIAGEN NV (HEALTH SERVICES)+                                                                                       30,831
    739    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    31,918
  5,069    REED ELSEVIER NV (COMMUNICATIONS)                                                                                  57,191
 21,494    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                           614,914
  1,114    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          23,687
  2,680    TNT NV (TRANSPORTATION SERVICES)                                                                                   71,926

186 Wells Fargo Advantage Master Portfolios             Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                                                 VALUE
NETHERLANDS (continued)
 11,692    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      $  336,973
  2,012    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   42,972

                                                                                                                       2,520,528
                                                                                                                      ----------
NEW ZEALAND: 0.11%
  7,762    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                10,427
  2,204    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                                     9,168
  4,149    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  25,020
  4,301    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      10,095
 13,729    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                    26,374

                                                                                                                          81,084
                                                                                                                      ----------
NORWAY: 0.71%
  5,214    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                          60,390
    450    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                       10,463
  5,063    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         33,694
  5,604    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                               52,828
  2,492    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           21,874
  2,029    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     42,364
  8,102    STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    182,208
  6,093    TELENOR ASA (COMMUNICATIONS)                                                                                   70,570
  1,400    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                 44,064

                                                                                                                          518,455
                                                                                                                       ----------
PORTUGAL: 0.32%
  2,592    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          9,149
 17,216    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                         25,470
  3,852    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                              27,335
  1,307    BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                              12,872
  1,748    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        14,440
 13,198    ENERGIAS DE PORTUGAL SA (ELECTRIC & GAS SERVICES)                                                              60,451
  1,120    GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                                    19,373
  1,637    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                           14,337
  4,288    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      45,399

                                                                                                                          228,826
                                                                                                                       ----------
SINGAPORE: 1.28%
  9,000    ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          12,331
 18,000    CAPITALAND LIMITED (REAL ESTATE)                                                                               47,535
 16,670    CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       21,893
  4,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                        29,305
 14,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                    16,001
  7,000    COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                      5,963
 12,500    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          117,843
  7,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                              19,728
 48,672    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                          14,857
  1,122    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           19,355
     40    K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                34
  9,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                 51,752
  7,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             8,845
  8,500    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                             15,085
 17,756    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                          98,949
  6,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   16,798
  6,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                             13,545
  3,600    SINGAPORE AIRLINES LIMITED (AIRLINES)                                                                          35,217

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      187

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SINGAPORE (continued)
       2,628      SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                $         4,216
       6,000      SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                          35,864
      11,000      SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             30,142
      10,000      SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                     19,522
      57,000      SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  131,509
       4,000      STARHUB LIMITED (COMMUNICATIONS)                                                                         6,162
       9,000      UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 107,209
       4,000      UOL GROUP LIMITED (REAL ESTATE)                                                                          9,768
       9,000      WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                  40,379

                                                                                                                         929,807
                                                                                                                 ---------------

SPAIN: 4.66%
       2,066      ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                           46,882
         183      ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              24,905
       1,027      ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    22,077
       1,035      ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                 53,979
      25,558      BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           453,666
       6,601      BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                        48,829
       1,562      BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                          14,652
       5,353      BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                    53,656
      58,288      BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           938,258
       2,054      BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                25,924
       1,315      CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                       15,307
       6,105      CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     31,358
       1,635      EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                  17,980
       1,331      ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           27,814
         258      FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                 12,081
       1,325      GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   29,685
       1,626      GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  35,929
         733      GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)<<                                             9,246
         938      GRIFOLS SA (HEALTH SERVICES)                                                                            17,865
         423      GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                    20,235
       6,203      IBERDROLA RENOVABLES (PIPELINES)                                                                        30,499
      26,390      IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       258,934
       3,541      IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                               11,016
         722      INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              18,004
       1,584      INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              90,887
       5,199      MAPFRE SA (INSURANCE CARRIERS)                                                                          23,256
         786      RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                             40,222
       5,258      REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                 143,038
         604      SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                     11,425
      30,394      TELEFONICA SA (COMMUNICATIONS)                                                                         838,619
         976      ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                21,181

                                                                                                                       3,387,409
                                                                                                                 ---------------

SWAZILAND: 0.02%
          83      BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                   7,200
         135      SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            9,510

                                                                                                                          16,710
                                                                                                                 ---------------

SWEDEN: 2.41%
       2,468      ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                28,959
       2,287      ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              37,169
       4,876      ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         62,809
       2,878      ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         32,820
       1,723      ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     39,421

188   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SWEDEN (continued)
       1,592      GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                       $        26,718
       3,680      HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                     206,663
         331      HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                              9,116
           1      HUSQVARNA AB A SHARES (MACHINERY)                                                                            6
       2,958      HUSQVARNA AB B SHARES (MACHINERY)                                                                       20,537
       3,200      INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                        58,410
       1,616      LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                             13,097
         532      METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                 72
      23,356      NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                               235,190
       7,322      SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          80,873
       2,292      SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            28,439
       2,307      SECURITAS AB (BUSINESS SERVICES)                                                                        22,271
      11,038      SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                      74,420
       2,840      SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      41,675
       2,840      SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 44,608
       1,392      SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                               21,565
         675      SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                                                9,537
       4,077      SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                  55,266
       3,514      SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                              89,723
       2,400      SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                   22,894
       1,625      SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                     32,634
       2,250      TELE2 AB (COMMUNICATIONS)                                                                               29,854
      21,587      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               216,761
      15,911      TELIASONERA AB (COMMUNICATIONS)                                                                        104,531
       3,200      VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                             28,689
       7,895      VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             73,046

                                                                                                                       1,747,773
                                                                                                                 ---------------

SWITZERLAND: 7.62%
      15,839      ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                       317,911
         726      ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                         45,082
         893      ADECCO SA (BUSINESS SERVICES)                                                                           47,481
         589      ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                    23,871
         370      BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                35,347
       3,747      COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                105,869
       8,078      CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               448,215
         300      GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          46,087
          49      GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                  36,739
       1,761      HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                       120,821
       1,532      JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        76,504
         392      KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                               34,063
           6      LINDT & SPRUENGLI AG PARTICIPATION CERTIFICATE (FOOD & KINDRED PRODUCTS)                                14,567
           1      LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                          27,753
       1,335      LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     24,335
         333      LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                            36,311
      26,116      NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  1,112,885
         912      NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                             30,186
      15,180      NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              759,513
         198      PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                 17,100
         337      PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                33,983
       5,043      ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       815,114
         375      SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                25,710
          34      SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                     45,769
       4,958      STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     46,717
          57      STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                      14,755
         294      SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                            13,362

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      189

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SWITZERLAND (continued)
         224      SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                           $        52,763
         212      SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                 25,081
       2,479      SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 111,905
         174      SWISSCOM AG (COMMUNICATIONS)                                                                            62,251
         700      SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                              160,832
         435      SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                      52,428
      25,537      UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   467,468
       1,055      ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      250,948

                                                                                                                       5,539,726
                                                                                                                 ---------------
UNITED KINGDOM: 19.27%
       6,848      3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       31,585
       1,284      ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                  23,742
       2,452      AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               29,586
       9,449      ANGLO AMERICAN PLC (METAL MINING)                                                                      300,974
       2,864      ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                              34,763
       2,587      ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                  35,019
      10,392      ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          465,690
       1,579      AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                           41,108
      19,514      AVIVA PLC (INSURANCE CARRIERS)                                                                         139,747
      25,365      BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                141,556
       3,552      BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     18,279
      79,193      BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 468,283
         674      BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)+                                                                                               9,544
      24,116      BG GROUP PLC (OIL & GAS EXTRACTION)                                                                    418,943
      15,841      BHP BILLITON PLC (COAL MINING)                                                                         432,405
     134,460      BP PLC (OIL & GAS EXTRACTION)                                                                        1,188,333
       4,271      BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                             15,051
      14,329      BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        449,527
       6,117      BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                  46,455
       8,273      BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           75,561
      55,589      BT GROUP PLC (COMMUNICATIONS)                                                                          115,492
       2,376      BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      24,093
       3,218      BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                              25,894
       9,803      CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  125,806
         972      CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                                43,294
       4,517      CAPITA GROUP PLC (PERSONAL SERVICES)                                                                    52,156
       1,178      CARNIVAL PLC (WATER TRANSPORTATION)                                                                     40,138
       2,987      CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                     9,127
         128      CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                                         14
      36,943      CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       148,547
       8,411      COBHAM PLC (TRANSPORTATION BY AIR)                                                                      29,425
      13,413      COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             81,950
      17,941      DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   275,257
       2,650      DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      19,969
       3,538      FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                23,392
      17,064      FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                              22,689
      37,240      GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      731,742
       9,204      GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                 32,449
       5,051      HAMMERSON PLC (REAL ESTATE)                                                                             31,830
       6,372      HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                          27,689
     124,278      HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          1,422,091
       3,817      ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           25,785
       7,296      IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          210,816
       1,887      INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                  24,503
      11,048      INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             51,027
       5,513      INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   25,648

190   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL INDEX PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
       2,868      INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                              $        20,993
       6,976      J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                               36,233
       1,559      JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                       34,582
       1,471      KAZAKHMYS PLC (METAL MINING)                                                                            25,249
      16,780      KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      57,094
       4,431      LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                        13,271
       5,366      LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                 53,598
      42,073      LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          59,036
       3,286      LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                 25,207
     116,980      LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         193,870
       1,106      LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                             15,137
       1,120      LONMIN PLC (METAL MINING)                                                                               29,964
      12,124      MAN GROUP PLC (BUSINESS SERVICES)                                                                       64,174
      11,462      MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                  66,330
      16,901      NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    163,143
       1,431      NEXT PLC (APPAREL & ACCESSORY STORES)                                                                   40,982
      38,317      OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                     61,237
       5,881      PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  72,465
       1,520      PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                 23,988
      18,439      PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                    177,256
         570      RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   39,863
       4,349      RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  212,543
       8,313      REED ELSEVIER PLC (COMMUNICATIONS)                                                                      62,216
       6,437      REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      26,850
       9,839      RIO TINTO PLC (METAL MINING)                                                                           419,603
      13,298      ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             100,058
     121,152      ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             102,522
       7,039      ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                                                 200,634
      18,341      ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)<<                                                 508,853
       6,643      SABMILLER PLC (EATING & DRINKING PLACES)                                                               160,204
       9,519      SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 35,507
         902      SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      15,756
       6,607      SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                     123,857
       4,964      SEGRO PLC (REAL ESTATE)                                                                                 29,155
       3,574      SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              28,845
       1,740      SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    26,988
       4,068      SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             70,474
       6,280      SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                        56,254
       2,825      SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                     40,119
      14,427      STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       355,533
      16,231      STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                 56,808
      56,702      TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    362,113
       3,116      THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                         11,568
       6,611      TOMKINS PLC (BUSINESS SERVICES)                                                                         19,926
       4,059      TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                     16,516
       5,753      TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  103,711
       9,213      UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                 261,786
       4,949      UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          36,115
         959      VEDANTA RESOURCES PLC (METAL MINING)                                                                    29,151
     376,736      VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    844,121
       1,295      WHITBREAD PLC (EATING & DRINKING PLACES)                                                                25,167
      15,277      WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                             67,703
       2,061      WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                            49,638
       9,098      WPP PLC (COMMUNICATION & INFORMATION)                                                                   78,080
      13,684      XSTRATA PLC (DIVERSIFIED MINING)                                                                       201,740

                                                                                                                      14,000,760
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $68,781,204)                                                                                71,040,938
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      191

INTERNATIONAL INDEX PORTFOLIO

      SHARES     SECURITY NAME                                                            EXPIRATION DATE               VALUE
RIGHTS: 0.02%
       6,007      BNP PARIBAS (DIVERSIFIED FINANCIAL SERVICES)+                              10/13/2009             $        13,010
      19,265      FORTIS (INSURANCE-LIFE)+(a)                                                07/01/2014                           0
       4,000      GENTING SINGAPORE PLC (REAL ESTATE)+                                       10/12/2009                         894
       2,400      SWEDBANK AB (DIVERSIFIED FINANCIAL SERVICES)+                              10/06/2009                       4,734

TOTAL RIGHTS(COST $10,830)                                                                                                   18,638
                                                                                                                    ---------------
WARRANTS: 0.01%
       4,000      DOWA MINING (MINING)+(a)                                                   01/29/2010                       1,212
       2,828      GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)+                     07/16/2009                         261
       3,725      MEDIOBANCA BANCA DI CREDIT (HOLDING & OTHER INVESTMENTS)+(a)               09/28/2009                       1,853
       4,711      UNIONE DI BANCHE ITALIANE SCPA (HOLDING & OTHER INVESTMENTS)+              07/10/2009                         561

TOTAL WARRANTS(COST $0)                                                                                                       3,887
                                                                                                                    ---------------

                                                                                YIELD
PREFERRED STOCKS: 0.05%
         379      BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)         0.32%(t)                                   12,606
         286      RWE AG (ELECTRIC, GAS, & SANITARY SERVICES)                    4.50(t)                                    23,550

TOTAL PREFERRED STOCKS (COST $60,616)                                                                                       36,156
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING: 1.16%

COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.16%
     817,000      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A      0.04(u)                                   817,000
      28,993      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)   0.00(u)                                    23,194

                                                                                                                           840,194
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $845,993)                                                                    840,194
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 1.00%
     727,589      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22(s)                                   727,589
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $727,589)                                                                               727,589
                                                                                                                   ---------------



TOTAL INVESTMENTS IN SECURITIES
(COST $70,426,232)*                                                   100.11%                                      $    72,756,384

OTHER ASSETS AND LIABILITIES, NET                                      (0.11)                                              (79,941)
                                                                      ------                                       ---------------

TOTAL NET ASSETS                                                      100.00%                                      $    72,676,443
                                                                      ------                                       ---------------

----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)   Rate shown is the 1-day annualized yield at period end.

(t)   Rate shown is the annual yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $727,589.

* Cost for federal income tax purposes is $71,602,575 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $        11,490,226
Gross unrealized depreciation                    (10,336,417)
                                         -------------------
Net unrealized appreciation              $         1,153,809

The accompanying notes are an integral part of these financial statements.

192   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 96.87%

AUSTRALIA: 6.85%
     515,233      AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                       $     2,490,871
     448,500      AWB LIMITED (AGRICULTURAL SERVICES)                                                                    504,475
     404,900      BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     1,046,604
     755,171      CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                           2,271,782
     340,400      DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                                            2,459,464
   1,718,600      GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                   2,531,969
      29,469      MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,528,396
     494,200      METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      1,961,925
     700,300      MINCOR RESOURCES NL (METAL MINING)                                                                   1,532,156
     627,300      QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                               1,582,736
     368,800      SALLY MALAY MINING LIMITED (METAL MINING)                                                              813,388
     210,400      TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                           1,323,434
     527,300      TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         1,521,152

                                                                                                                      21,568,352
                                                                                                                 ---------------

AUSTRIA: 0.44%
      39,300      VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              1,402,668
                                                                                                                 ---------------

BELGIUM: 1.28%
      37,700      DELHAIZE GROUP (FOOD STORES)                                                                         2,617,197
      37,000      TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                  1,426,159

                                                                                                                       4,043,356
                                                                                                                 ---------------

DENMARK: 1.48%
      45,600      DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                            1,194,445
      93,000      H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                        1,928,721
      26,367      NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             1,539,399

                                                                                                                       4,662,565
                                                                                                                 ---------------

FINLAND: 1.32%
      85,800      NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          1,261,839
      51,800      RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                           1,243,151
      82,700      TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,645,867

                                                                                                                       4,150,857
                                                                                                                 ---------------

FRANCE: 10.74%
      89,100      AXA SA (INSURANCE CARRIERS)                                                                          2,412,125
      17,000      BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             1,358,288
      31,998      CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                           2,537,889
      74,700      CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,560,987
     102,800      FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,738,636
      31,800      LAGARDERE SCA (COMMUNICATIONS)                                                                       1,481,202
      45,600      RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                             1,621,184
      92,500      SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                1,733,292
      88,300      SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      6,480,106
     103,600      SCOR REGROUPE (INSURANCE AGENTS, BROKERS & SERVICE)                                                  2,831,960
       4,300      SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                          117,012
      17,600      SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           1,416,530
      51,900      THALES SA (TRANSPORTATION BY AIR)                                                                    2,574,646
      48,200      TOTAL SA (OIL & GAS EXTRACTION)                                                                      2,864,026
      68,000      VIVENDI SA (COMMUNICATIONS)                                                                          2,104,103

                                                                                                                      33,831,986
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                    Wells Fargo Advantage Master Portfolios      193

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
GERMANY: 7.57%
      69,900      BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                          $     3,703,874
      25,000      DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                1,258,670
      20,100      DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           1,542,590
      77,800      DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                        1,378,714
     126,300      E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          5,356,143
      31,000      HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                   1,421,257
      22,800      MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   3,637,737
      25,900      NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,079,419
      19,000      RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,764,707
      78,400      THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           2,699,532

                                                                                                                      23,842,643
                                                                                                                 ---------------

GREECE: 0.01%
      55,200      ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS
                  (HOLDING & OTHER INVESTMENT OFFICES)                                                                    48,466
                                                                                                                 ---------------

HONG KONG: 2.26%
   2,260,000      CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                            1,364,740
   1,834,000      NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         3,189,792
     271,000      ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                         1,384,714
     524,000      UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                       1,185,923

                                                                                                                       7,125,169
                                                                                                                 ---------------

IRELAND: 0.77%
      79,300      ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                       372,154
     225,000      BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                        1,126,054
     111,500      IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        916,984

                                                                                                                       2,415,192
                                                                                                                 ---------------

ITALY: 2.52%
     141,055      BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                           1,428,384

     421,400      ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,674,758
     152,900      ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    3,821,605

                                                                                                                       7,924,747
                                                                                                                 ---------------

JAPAN: 21.12%
     240,000      ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      2,400,936
      36,900      AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               371,610
      13,500      ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              77,903
     206,000      AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                     1,386,108
      89,600      ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           3,683,217
     315,000      CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                             1,400,156
     293,000      CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,814,828
     156,800      COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)<<                                                                                          1,718,835
     161,000      COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       448,393
      72,500      EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,728,402
      46,000      FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 178,845
     378,000      FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       1,570,701
      57,700      HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                     708,354
      42,400      HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                  1,249,351
      36,100      HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               1,111,976
     214,000      ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               1,418,482
      40,300      JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                 1,382,766
      82,000      KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       589,205
         500      KDDI CORPORATION (COMMUNICATIONS)                                                                    2,818,470

194   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
JAPAN (continued)
      23,900      KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                  $       487,239
      43,000      KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   730,519
     458,000      MARUBENI CORPORATION (BUSINESS SERVICES)                                                             2,311,302
      52,200      MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           1,703,849
      64,100      MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           1,296,782
      97,000      MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             1,268,624
     699,600      MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                        1,387,276
     131,300      NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                 1,344,229
      55,500      NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        1,107,341
     213,000      NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            866,095
     406,500      NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                           2,001,593
     303,300      NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                        1,702,927
      74,600      NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            3,457,205
     192,100      NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        1,299,000
       1,200      NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                             1,917,006
      11,000      OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             207,586
     111,000      RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,617,423
      40,000      RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,029,354
     229,000      SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)<<                                                                           785,741
     384,000      SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                             1,321,852
      13,000      SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            112,527
      94,500      SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         1,032,747
     678,000      SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                      1,291,572
      58,000      SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        307,559
     267,100      SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   2,752,381
      88,700      TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  3,695,627
      64,200      TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                            226,003
      62,000      THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       317,028
     234,000      TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,094,859
      27,900      TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            1,109,597
      90,000      UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             673,759
       3,000      ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          13,736

                                                                                                                      66,528,876
                                                                                                                 ---------------

NETHERLANDS: 3.30%
     151,800      AEGON NV (INSURANCE CARRIERS)                                                                        1,288,621
      82,761      CSM (FOOD & KINDRED PRODUCTS)                                                                        2,089,134
     104,100      ING GROEP NV (FINANCIAL SERVICES)                                                                    1,858,493
      52,700      KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                     2,201,746
      39,063      NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                         1,900,103
      37,100      ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                              1,061,381

                                                                                                                      10,399,478
                                                                                                                 ---------------

NORWAY: 1.22%
      62,400      CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                   505,587
     132,000      DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                1,528,852
      63,600      NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 423,259
      61,700      STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           1,387,583

                                                                                                                       3,845,281
                                                                                                                 ---------------

PORTUGAL: 0.89%
     148,465      BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                 524,025
     131,400      BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                      932,583
     126,300      PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                            1,337,188

                                                                                                                       2,793,796
                                                                                                                 ---------------

Portfolio of Investments--September 30, 2009                                  Wells Fargo Advantage Master Portfolios      195

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
SINGAPORE: 1.07%
   4,073,200      GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                          $     1,243,372
     606,490      MOBILONE LIMITED (COMMUNICATIONS)                                                                      762,068
     126,000      SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                 1,232,584
      91,980      SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                        147,570

                                                                                                                       3,385,594
                                                                                                                 ---------------

SPAIN: 5.81%
     236,000      BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         4,189,124
     100,300      BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                1,367,941
     468,500      BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         7,541,413
     123,800      REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                               3,367,832
      66,500      TELEFONICA SA (COMMUNICATIONS)                                                                       1,834,842

                                                                                                                      18,301,152
                                                                                                                 ---------------

SWEDEN: 2.30%
      58,700      ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                  1,343,018
      74,800      SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                   895,924
     101,800      SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                               1,379,948
      88,210      SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                           2,252,273
     137,500      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             1,380,651

                                                                                                                       7,251,814
                                                                                                                 ---------------

SWITZERLAND: 6.61%
      28,800      BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                             2,751,327
     209,944      CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                            1,910,424
      27,500      CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,525,861
       3,700      GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            970,255
      76,700      NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            3,837,590
       3,700      RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        837,972
      28,900      SWISS REINSURANCE (INSURANCE CARRIERS)                                                               1,304,586
       7,500      SWISSCOM AG (COMMUNICATIONS)                                                                         2,683,224
       2,000      VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         476,696
       7,800      VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               909,235
      15,200      ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    3,615,555

                                                                                                                      20,822,725
                                                                                                                 ---------------

UNITED KINGDOM: 19.31%
     190,400      AMLIN PLC (INSURANCE CARRIERS)                                                                       1,166,950
     116,900      ASTRAZENECA PLC (PHARMACEUTICALS)                                                                    5,238,567
     220,500      AVIVA PLC (INSURANCE CARRIERS)                                                                       1,579,078
     583,400      BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               3,449,754
     785,400      BP PLC (OIL & GAS EXTRACTION)                                                                        6,941,223
     332,100      BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                     1,082,196
   1,092,100      BT GROUP PLC (COMMUNICATIONS)                                                                        2,268,954
     328,700      CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,321,692
     181,087      DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,364,548
     390,000      DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 668,782
     569,500      GKN PLC (TRANSPORTATION EQUIPMENT)                                                                   1,034,842
     185,000      GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    3,635,133
     184,200      GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                            1,240,815
     323,800      IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     2,316,258
     799,947      LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                       1,325,745
     814,400      LOGICACMG PLC (BUSINESS SERVICES)                                                                    1,693,304
     632,790      MARSTON'S PLC (EATING & DRINKING PLACES)                                                               984,500
     271,300      MEGGITT PLC (TRANSPORTATION BY AIR)                                                                  1,010,676

196   Wells Fargo Advantage Master Portfolios                                     Portfolio of Investments--September 30, 2009

INTERNATIONAL VALUE PORTFOLIO

      SHARES      SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
     237,100      NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                   $       266,952
   1,123,200      OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                  1,795,052
     315,100      PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                      211,504
     443,900      ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          949,208
     261,478      ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             221,269
     264,000      ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                 7,324,429
     124,200      SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               1,402,341
     319,900      TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                            2,161,569
     389,400      THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)<<                                                    1,445,657
     433,500      TOMKINS PLC (BUSINESS SERVICES)                                                                      1,306,624
   1,698,900      VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  3,806,581
     223,600      WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                 1,611,641

                                                                                                                      60,825,844
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $350,823,547)                                                                              305,170,561
                                                                                                                 ---------------

                                                                                           EXPIRATION DATE
RIGHTS: 0.05%
     448,500      AWB LIMITED (CONSUMER STAPLES)+(a)                                          10/21/2009                 110,787
      17,000      BNP PARIBAS (DIVERSIFIED BANKING SERVICES)+                                 10/13/2009                  36,818
      99,600      FORTIS (INSURANCE-LIFE)(a)+                                                 07/01/2014                       0

TOTAL RIGHTS (COST $173,943)                                                                                             147,605
                                                                                                                 ---------------



COLLATERAL FOR SECURITIES LENDING: 2.63%

                                                                                  YIELD
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.63%
   8,144,012      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A      0.04%(u)                              8,144,012
     176,180      BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B(a)   0.00(u)                                 140,944

                                                                                                                       8,284,956
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,320,192)                                                              8,284,956
                                                                                                                 ---------------

SHORT-TERM INVESTMENTS: 1.22%
   3,858,180      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                   0.22(s)                               3,858,180
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,858,180)                                                                         3,858,180
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,175,862)*                                         100.77%                                             $   317,461,302
OTHER ASSETS AND LIABILITIES, NET                             (0.77)                                                  (2,419,138)
                                                             ------                                              ---------------

TOTAL NET ASSETS                                             100.00%                                             $   315,042,164
                                                             ------                                              ---------------

----------
<<    All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+     Non-income earning securities.

(s)   Rate shown is the 1-day annualized yield at period end.

(u)   Rate shown is the daily yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $3,858,180.

* Cost for federal income tax purposes is $364,260,871 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                           $  20,672,298
Gross unrealized depreciation                                             (67,471,867)
                                                                        -------------
Net unrealized depreciation                                             $ (46,799,569)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 197

LARGE CAP APPRECIATION PORTFOLIO

           SHARES   SECURITY NAME                                                   VALUE
COMMON STOCKS: 98.76%

AEROSPACE, DEFENSE: 1.18%
           23,170   RAYTHEON COMPANY                                             $ 1,111,465
                                                                                 -----------

APPAREL & ACCESSORY STORES: 2.51%
           55,020   GAP INCORPORATED                                               1,177,428
           39,300   NORDSTROM INCORPORATED<<                                       1,200,222

                                                                                   2,377,650
                                                                                 -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.31%
           16,220   POLO RALPH LAUREN CORPORATION<<                                1,242,776
                                                                                 -----------

AUTO PARTS & EQUIPMENT: 1.30%
           48,270   JOHNSON CONTROLS INCORPORATED                                  1,233,781
                                                                                 -----------

BIOPHARMACEUTICALS: 1.19%
           24,150   GILEAD SCIENCES INCORPORATED+                                  1,124,907
                                                                                 -----------

BIOTECHNOLOGY: 1.10%
           17,300   AMGEN INCORPORATED+                                            1,041,979
                                                                                 -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.91%
            1,350   NVR INCORPORATED<<+                                              860,450
                                                                                 -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.15%
           40,670   HOME DEPOT INCORPORATED                                        1,083,449
                                                                                 -----------

BUSINESS SERVICES: 6.78%
           28,410   BMC SOFTWARE INCORPORATED+                                     1,066,227
           62,330   CA INCORPORATED                                                1,370,637
           37,800   INTUIT INCORPORATED<<+                                         1,077,300
           37,480   LENDER PROCESSING SERVICES INCORPORATED                        1,430,612
           70,430   ORACLE CORPORATION                                             1,467,761

                                                                                   6,412,537
                                                                                 -----------

CHEMICALS & ALLIED PRODUCTS: 2.45%
           13,790   CF INDUSTRIES HOLDINGS INCORPORATED                            1,189,112
           19,240   CLOROX COMPANY                                                 1,131,697

                                                                                   2,320,809
                                                                                 -----------

COMMUNICATIONS: 1.32%
           73,880   COMCAST CORPORATION CLASS A                                    1,247,833
                                                                                 -----------

DEPOSITORY INSTITUTIONS: 1.31%
           21,370   NORTHERN TRUST CORPORATION                                     1,242,879
                                                                                 -----------

E-COMMERCE/SERVICES: 2.67%
           56,450   EBAY INCORPORATED+                                             1,332,785
            7,220   PRICELINE.COM INCORPORATED<<+                                  1,197,220

                                                                                   2,530,005
                                                                                 -----------

EATING & DRINKING PLACES: 1.29%
           21,450   MCDONALD'S CORPORATION<<                                       1,224,152
                                                                                 -----------

ELECTRIC, GAS & SANITARY SERVICES: 0.95%
           18,060   EXELON CORPORATION                                               896,137
                                                                                 -----------

198 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

          SHARES  SECURITY NAME                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
          41,610  BROADCOM CORPORATION CLASS A+                                          $ 1,277,011
          98,960  CISCO SYSTEMS INCORPORATED+                                              2,329,518
          30,320  COOPER INDUSTRIES PLC                                                    1,139,122
          67,940  MARVELL TECHNOLOGY GROUP LIMITED+                                        1,099,949
          50,560  NETAPP INCORPORATED+                                                     1,348,941
          28,750  QUALCOMM INCORPORATED                                                    1,293,175
          50,510  TEXAS INSTRUMENTS INCORPORATED                                           1,196,582

                                                                                           9,684,298
                                                                                         -----------

ENGINEERING CONSTRUCTION: 1.24%
          23,090  FLUOR CORPORATION                                                        1,174,127
                                                                                         -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.53%
          43,300  CROWN HOLDINGS INCORPORATED+                                             1,177,760
          37,860  SHAW GROUP INCORPORATED+                                                 1,214,927

                                                                                           2,392,687
                                                                                         -----------

FOOD & KINDRED PRODUCTS: 5.06%
          40,530  ARCHER DANIELS MIDLAND COMPANY                                           1,184,287
          18,840  GENERAL MILLS INCORPORATED                                               1,212,919
          33,660  HANSEN NATURAL CORPORATION+                                              1,236,668
          23,630  MOLSON COORS BREWING COMPANY<<                                           1,150,308

                                                                                           4,784,182
                                                                                         -----------

FOOD STORES: 1.26%
          57,930  STARBUCKS CORPORATION+                                                   1,196,255
                                                                                         -----------

GENERAL MERCHANDISE STORES: 1.72%
          33,080  WAL-MART STORES INCORPORATED                                             1,623,897
                                                                                         -----------

HEALTHCARE: 1.42%
          30,230  HOSPIRA INCORPORATED+                                                    1,348,258
                                                                                         -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.25%
          31,590  BED BATH & BEYOND INCORPORATED+                                          1,185,889
                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.16%
          15,640  3M COMPANY                                                               1,154,232
          15,660  APPLE INCORPORATED+                                                      2,902,894
          34,040  CAMERON INTERNATIONAL CORPORATION+                                       1,287,393
          71,680  EMC CORPORATION+                                                         1,221,427
          33,130  HEWLETT-PACKARD COMPANY                                                  1,564,067
          15,690  INTERNATIONAL BUSINESS MACHINES CORPORATION                              1,876,681
          30,600  JOY GLOBAL INCORPORATED                                                  1,497,564

                                                                                          11,504,258
                                                                                         -----------

INFORMATION & BUSINESS SERVICES: 1.28%
           2,450  GOOGLE INCORPORATED CLASS A+                                             1,214,833
                                                                                         -----------


INSURANCE CARRIERS: 4.73%
          46,530  CNA FINANCIAL CORPORATION<<+                                             1,123,234
          39,750  PRINCIPAL FINANCIAL GROUP INCORPORATED                                   1,088,753
          25,780  PRUDENTIAL FINANCIAL INCORPORATED                                        1,286,680
          20,670  WELLPOINT INCORPORATED+                                                    978,931

                                                                                           4,477,598
                                                                                         -----------

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 199

LARGE CAP APPRECIATION PORTFOLIO

           SHARES  SECURITY NAME                                                            VALUE
LEATHER & LEATHER PRODUCTS: 1.44%
           41,300  COACH INCORPORATED                                                    $  1,359,596
                                                                                         ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 3.36%
           98,290  BOSTON SCIENTIFIC CORPORATION<<+                                         1,040,891
           14,580  MILLIPORE CORPORATION+                                                   1,025,411
           19,840  WATERS CORPORATION+                                                      1,108,262

                                                                                            3,174,564
                                                                                         ------------

MEDICAL MANAGEMENT SERVICES: 1.31%
           22,360  MEDCO HEALTH SOLUTIONS INCORPORATED+                                     1,236,732
                                                                                         ------------

METAL MINING: 1.34%
           39,190  CLIFFS NATURAL RESOURCES INCORPORATED                                    1,268,188
                                                                                         ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.22%
           32,410  CAPITAL ONE FINANCIAL CORPORATION<<                                      1,158,009
                                                                                         ------------

OIL & GAS EXTRACTION: 2.43%
           11,870  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                 1,133,822
           14,910  OCCIDENTAL PETROLEUM CORPORATION                                         1,168,944

                                                                                            2,302,766
                                                                                         ------------

PHARMACEUTICALS: 3.44%
           50,140  BRISTOL-MYERS SQUIBB COMPANY                                             1,129,153
           29,680  ELI LILLY & COMPANY                                                        980,330
           40,610  SCHERING-PLOUGH CORPORATION                                              1,147,233

                                                                                            3,256,716
                                                                                         ------------

RAILROAD TRANSPORTATION: 1.13%
           24,690  NORFOLK SOUTHERN CORPORATION                                             1,064,386
                                                                                         ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.04%
            6,700  BLACKROCK INCORPORATED<<                                                 1,452,694
            6,800  GOLDMAN SACHS GROUP INCORPORATED                                         1,253,580
           56,820  TD AMERITRADE HOLDING CORPORATION+                                       1,114,808

                                                                                            3,821,082
                                                                                         ------------

TOBACCO PRODUCTS: 1.45%
           28,160  PHILIP MORRIS INTERNATIONAL                                              1,372,518
                                                                                         ------------

TRANSPORTATION EQUIPMENT: 1.27%
           22,100  GOODRICH CORPORATION                                                     1,200,914
                                                                                         ------------

TRANSPORTATION SERVICES: 1.12%
           30,190  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                      1,061,179
                                                                                         ------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.50%
           21,300  MCKESSON CORPORATION                                                     1,268,415
           44,260  SYSCO CORPORATION                                                        1,099,861

                                                                                            2,368,276
                                                                                         ------------

WHOLESALE TRADE-DURABLE GOODS: 2.41%
           18,820  KIMBERLY-CLARK CORPORATION                                               1,110,004
           13,060  W.W. GRAINGER INCORPORATED                                               1,167,040

                                                                                            2,277,044
                                                                                         ------------

TOTAL COMMON STOCKS (COST $81,910,061)                                                     93,459,061
                                                                                         ------------

200 Wells Fargo Advantage Master Portfolios  Portfolio of Investments--September 30, 2009

LARGE CAP APPRECIATION PORTFOLIO

           SHARES   SECURITY NAME                                                                              VALUE
COLLATERAL FOR SECURITIES LENDING: 10.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.29%                                     YIELD
          542,258   AIM STIT-LIQUID ASSETS PORTFOLIO                                0.27%(s)                $   542,258
          542,258   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                    0.21(s)                     542,258
          542,258   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                      0.23(s)                     542,258
          542,258   DWS MONEY MARKET SERIES INSTITUTIONAL                           0.28(s)                     542,258

                                                                                                              2,169,032
                                                                                                            -----------


                                                                                  INTEREST
        PRINCIPAL                                                                   RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.34%
$         264,177   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                     0.23%       10/23/2009      264,140
          264,177   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                 0.48        10/07/2009      264,156
          173,801   ANTALIS US FUNDING CORPORATION++(p)                             0.22        10/09/2009      173,792
          208,561   BANK OF IRELAND                                                 0.53        10/01/2009      208,561
           13,904   BELMONT FUNDING LLC++(p)                                        0.45        10/02/2009       13,904
           13,904   BELMONT FUNDING LLC++(p)                                        0.45        10/07/2009       13,903
          173,801   BNP PARIBAS (PARIS)                                             0.17        10/01/2009      173,801
           27,808   CALCASIEU PARISH LA+/-ss                                        0.47        12/01/2027       27,808
           38,236   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                    AUTHORITY+/-ss                                                  0.30        06/01/2028       38,236
          208,561   CANCARA ASSET SECURITIZATION LIMITED++(p)                       0.27        10/09/2009      208,548
          163,698   CHEYNE FINANCE LLC++ +/-####(a)(i)                              0.00        02/25/2008        2,701
          126,030   CHEYNE FINANCE LLC++ +/-####(a)(i)                              0.00        05/19/2008        2,080
           55,616   CITIBANK CREDIT CARD ISSUANCE TRUST++                           0.21        10/08/2009       55,614
           18,406   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                       0.40        10/01/2038       18,406
          208,561   CONCORD MINUTEMAN CAPITAL Company++(p)                          0.40        10/13/2009      208,533
           55,616   COOK COUNTY IL+/-ss                                             0.70        11/01/2030       55,616
           69,520   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                    COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $69,520)             0.08        10/01/2009       69,520
          208,561   CROWN POINT CAPITAL COMPANY LLC++(p)                            0.45        10/09/2009      208,540
          173,801   DANSKE BANK A/S COPENHAGEN                                      0.17        10/01/2009      173,801
          125,137   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.50        12/15/2037      125,137
           97,328   DEXIA DELAWARE LLC                                              0.27        10/07/2009       97,324
           34,760   ELYSIAN FUNDING LLC++(p)                                        0.45        10/01/2009       34,760
           10,428   ELYSIAN FUNDING LLC++(p)                                        0.45        10/07/2009       10,427
          243,321   ERASMUS CAPITAL CORPORATION++(p)                                0.24        10/13/2009      243,302
          243,321   FORTIS FUNDING LLC++                                            0.25        10/22/2009      243,286
          185,821   GOTHAM FUNDING CORPORATION++(p)                                 0.23        10/13/2009      185,807
           69,520   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
                    AGREEMENT - 102%
                    COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $69,520)      0.07        10/01/2009       69,520
          575,430   GRYPHON FUNDING LIMITED(a)(i)                                   0.00        08/05/2010      195,071
           11,471   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss           0.36        11/01/2042       11,471
          104,280   HOUSTON TX UTILITY SYSTEM+/-ss                                  0.50        05/15/2034      104,280
           34,760   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss          0.35        07/01/2029       34,760
           13,904   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss         0.36        01/01/2018       13,904
          271,129   INTESA SANPAOLO SPA                                             0.22        10/14/2009      271,129
           27,808   IRISH LIFE & PERMANENT PLC++                                    0.53        10/07/2009       27,806
          179,640   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $179,640)            0.06        10/01/2009      179,640
           20,856   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                          0.36        04/15/2025       20,856
           59,857   LLOYDS TSB BANK PLC                                             0.21        10/30/2009       59,847
          101,048   MANHATTAN ASSET FUNDING COMPANY++(p)                            0.15        10/01/2009      101,048
          231,155   MASSACHUSETTS HEFA+/-ss                                         0.32        10/01/2034      231,155
          243,321   MATCHPOINT MASTER TRUST++(p)                                    0.22        10/16/2009      243,299
           29,894   MISSISSIPPI STATE GO+/-ss                                       0.40        11/01/2028       29,894
          222,465   MONT BLANC CAPITAL CORPORATION++(p)                             0.24        10/14/2009      222,446
           26,418   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                       0.35        02/01/2036       26,418
          104,280   NATEXIS BANQUES POPULAIRES                                      0.20        10/01/2009      104,280

Portfolio of Investments--September 30, 2009    Wells Fargo Advantage Master Portfolios 201

LARGE CAP APPRECIATION PORTFOLIO

      PRINCIPAL   SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        13,904   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.70%        01/01/2018    $     13,904
        173,801   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                          0.23         10/01/2009         173,801
         44,215   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.36         01/01/2034          44,215
        243,321   ROMULUS FUNDING CORPORATION++(p)                                      0.55         10/16/2009         243,265
        208,561   ROYAL BANK OF SCOTLAND CT                                             0.23         10/14/2009         208,561
        243,321   SALISBURY RECEIVABLES COMPANY++(p)                                    0.22         10/21/2009         243,291
        208,561   SCALDIS CAPITAL LIMITED++(p)                                          0.27         10/16/2009         208,537
        243,321   SOLITAIRE FUNDING LLC++(p)                                            0.26         10/13/2009         243,300
        159,897   SURREY FUNDING CORPORATION++(p)                                       0.23         10/20/2009         159,877
        208,561   TASMAN FUNDING INCORPORATED++(p)                                      0.25         10/15/2009         208,541
        243,321   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.22         10/19/2009         243,294
         62,568   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.35         07/01/2032          62,568
        215,513   UNICREDITO ITALIANO (NEW YORK)                                        0.25         10/13/2009         215,513
         20,856   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.38         12/15/2040          20,856
        205,570   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.17         07/28/2008          94,562
        119,374   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.20         08/07/2008          54,912
        145,866   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.29         04/30/2008          67,098
        236,728   VICTORIA FINANCE LLC++ +/-####(a)(i)                                  0.30         02/15/2008         108,895
        208,561   VICTORY RECEIVABLES CORPORATION++(p)                                  0.22         10/07/2009         208,555

                                                                                                                      7,892,072
                                                                                                                   ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,276,190)                                                           10,061,104
                                                                                                                   ------------

         SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.45%
       2,319,166  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22(s)                       2,319,166
                                                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,319,166)                                                                        2,319,166
                                                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $94,505,417)*                                                        111.84%                                 $105,839,331

OTHER ASSETS AND LIABILITIES, NET                                          (11.84)                                  (11,207,264)
                                                                           ------                                  ------------

TOTAL NET ASSETS                                                           100.00%                                 $ 94,632,067
                                                                           ------                                  ------------

-----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,319,166.

* Cost for federal income tax purposes is $95,873,903 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $   13,127,313
Gross unrealized depreciation       (3,161,885)
                                --------------
Net unrealized appreciation     $    9,965,428

The accompanying notes are an integral part of these financial statements.

202 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

          SHARES   SECURITY NAME                                                               VALUE
COMMON STOCKS: 99.90%

APPAREL & ACCESSORY STORES: 2.04%
          351,700  KOHL'S CORPORATION+                                                    $     20,064,485
                                                                                          ----------------

BIOPHARMACEUTICALS: 2.91%
          505,040  GENZYME CORPORATION+                                                         28,650,919
                                                                                          ----------------

BIOTECHNOLOGY: 1.70%
          278,600  AMGEN INCORPORATED+                                                          16,780,078
                                                                                          ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.70%
          565,900  FASTENAL COMPANY<<                                                           21,900,330
        1,162,800  LOWE'S COMPANIES INCORPORATED                                                24,349,032

                                                                                                46,249,362
                                                                                          ----------------

BUSINESS SERVICES: 10.12%
          368,100  AUTOMATIC DATA PROCESSING INCORPORATED                                       14,466,330
          207,000  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                      13,711,680
        2,236,598  MICROSOFT CORPORATION                                                        57,905,522
          196,300  VISA INCORPORATED CLASS A SHARES<<                                           13,566,293

                                                                                                99,649,825
                                                                                          ----------------

DEPOSITORY INSTITUTIONS: 1.04%
          542,700  WESTERN UNION COMPANY                                                        10,267,884
                                                                                          ----------------

E-COMMERCE/SERVICES: 4.76%
          344,700  AMAZON.COM INCORPORATED+<<                                                   32,181,192
          624,570  EBAY INCORPORATED+                                                           14,746,098

                                                                                                46,927,290
                                                                                          ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:13.55%
        2,734,943  CISCO SYSTEMS INCORPORATED+                                                  64,380,558
          563,800  LINEAR TECHNOLOGY CORPORATION<<                                              15,577,794
          875,700  NOKIA OYJ ADR                                                                12,802,734
          905,200  QUALCOMM INCORPORATED                                                        40,715,896

                                                                                               133,476,982
                                                                                          ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.56%
        1,207,700  PAYCHEX INCORPORATED<<                                                       35,083,685
                                                                                          ----------------

GENERAL MERCHANDISE STORES: 7.01%
          913,360  TARGET CORPORATION                                                           42,635,645
          536,900  WAL-MART STORES INCORPORATED                                                 26,356,421

                                                                                                68,992,066
                                                                                          ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.78%
          281,500  APPLE INCORPORATED+                                                          52,181,655
          956,600  EMC CORPORATION+                                                             16,300,464
        1,923,370  INTEL CORPORATION                                                            37,640,351

                                                                                               106,122,470
                                                                                          ----------------

INFORMATION & BUSINESS SERVICES: 6.44%
          127,900  GOOGLE INCORPORATED CLASS A+<<                                               63,419,215
                                                                                          ----------------

MEDICAL EQUIPMENT & SUPPLIES: 3.52%
          942,210  MEDTRONIC INCORPORATED                                                       34,673,328
                                                                                          ----------------

Portfolio of Investments--September 30, 2009     Wells Fargo Advantage Master Portfolios 203

LARGE COMPANY GROWTH PORTFOLIO

     SHARES  SECURITY NAME                                                                               VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.83%
  2,936,637  CHARLES SCHWAB CORPORATION<<                                                            $ 56,236,599
     47,500  CME GROUP INCORPORATED<<                                                                  14,639,025
    324,800  FRANKLIN RESOURCES INCORPORATED                                                           32,674,880
    508,390  GOLDMAN SACHS GROUP INCORPORATED                                                          93,721,697
    604,400  T. ROWE PRICE GROUP INCORPORATED<<                                                        27,621,080

                                                                                                      224,893,281
                                                                                                     ------------

TRANSPORTATION SERVICES: 4.94%
    449,600  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                    25,964,400
    644,700  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                       22,661,205

                                                                                                       48,625,605
                                                                                                     ------------

TOTAL COMMON STOCKS (COST $916,391,293)                                                               983,876,475
                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING: 7.82%

                                                                           YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.71%
  4,223,528  AIM STIT-LIQUID ASSETS PORTFOLIO                             0.27%(s)                      4,223,528
  4,223,528  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                 0.21(s)                       4,223,528
  4,223,528  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                   0.23(s)                       4,223,528
  4,223,528  DWS MONEY MARKET SERIES INSTITUTIONAL                        0.28(s)                       4,223,528

                                                                                                       16,894,112
                                                                                                     ------------

  PRINCIPAL                                                            INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.11%
$ 2,057,616  ABN AMRO NORTH AMERICA FINANCE  INCORPORATED                   0.23%      10/23/2009       2,057,327
  2,057,616  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                0.48       10/07/2009       2,057,452
  1,353,695  ANTALIS US FUNDING CORPORATION++(p)                            0.22       10/09/2009       1,353,629
  1,624,434  BANK OF IRELAND                                                0.53       10/01/2009       1,624,434
    108,296  BELMONT FUNDING LLC++(p)                                       0.45       10/02/2009         108,294
    108,296  BELMONT FUNDING LLC++(p)                                       0.45       10/07/2009         108,287
  1,353,695  BNP PARIBAS (PARIS)                                            0.17       10/01/2009       1,353,695
    216,591  CALCASIEU PARISH LA+/-ss                                       0.47       12/01/2027         216,591
    297,813  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
             AUTHORITY+/-ss                                                 0.30       06/01/2028         297,813
  1,624,434  CANCARA ASSET SECURITIZATION LIMITED++(p)                      0.27       10/09/2009       1,624,336
    866,038  CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00       02/25/2008          14,290
    666,761  CHEYNE FINANCE LLC++ +/-####(a)(i)                             0.00       05/19/2008          11,002
    433,182  CITIBANK CREDIT CARD ISSUANCE TRUST++                          0.21       10/08/2009         433,165
    143,356  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                      0.40       10/01/2038         143,356
  1,624,434  CONCORD MINUTEMAN CAPITAL COMPANY++(p)                         0.40       10/13/2009       1,624,217
    433,182  COOK COUNTY IL+/-ss                                            0.70       11/01/2030         433,182
    541,478  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 541,479)          0.08       10/01/2009         541,478
  1,624,434  CROWN POINT CAPITAL COMPANY LLC++(p)                           0.45       10/09/2009       1,624,271
  1,353,695  DANSKE BANK A/S COPENHAGEN                                     0.17       10/01/2009       1,353,695
    974,660  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                   0.50       12/15/2037         974,660
    758,069  DEXIA DELAWARE LLC                                             0.27       10/07/2009         758,035
    270,739  ELYSIAN FUNDING LLC++(p)                                       0.45       10/01/2009         270,739
     81,222  ELYSIAN FUNDING LLC++(p)                                       0.45       10/07/2009          81,216
  1,895,173  ERASMUS CAPITAL CORPORATION++(p)                               0.24       10/13/2009       1,895,021
  1,895,173  FORTIS FUNDING LLC++                                           0.25       10/22/2009       1,894,896
  1,447,316  GOTHAM FUNDING CORPORATION++(p)                                0.23       10/13/2009       1,447,205
    541,478  GREENWICH CAPITAL MARKETS INCORPORATED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY
             VALUE $ 541,479)                                               0.07       10/01/2009         541,478
  3,044,300  GRYPHON FUNDING LIMITED(a)(i)                                  0.00       08/05/2010       1,032,018

204 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--September 30, 2009

LARGE COMPANY GROWTH PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    89,344   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.36%      11/01/2042    $       89,344
    812,217   HOUSTON TX UTILITY SYSTEM+/-ss                                              0.50       05/15/2034           812,217
    270,739   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                      0.35       07/01/2029           270,739
    108,296   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.36       01/01/2018           108,296
  2,111,764   INTESA SANPAOLO SPA                                                         0.22       10/14/2009         2,111,764
    216,591   IRISH LIFE & PERMANENT PLC++                                                0.53       10/07/2009           216,572
  1,399,179   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,399,181)                      0.06       10/01/2009         1,399,179
    162,443   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.36       04/15/2025           162,443
    466,213   LLOYDS TSB BANK PLC                                                         0.21       10/30/2009           466,134
    787,038   MANHATTAN ASSET FUNDING COMPANY++(p)                                        0.15       10/01/2009           787,038
  1,800,414   MASSACHUSETTS HEFA+/-ss                                                     0.32       10/01/2034         1,800,414
  1,895,173   MATCHPOINT MASTER TRUST++(p)                                                0.22       10/16/2009         1,894,999
    232,836   MISSISSIPPI STATE GO+/-ss                                                   0.40       11/01/2028           232,836
  1,732,729   MONT BLANC CAPITAL CORPORATION++(p)                                         0.24       10/14/2009         1,732,579
    205,762   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.35       02/01/2036           205,762
    812,217   NATEXIS BANQUES POPULAIRES                                                  0.20       10/01/2009           812,217
    108,296   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.70       01/01/2018           108,296
  1,353,695   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.23       10/01/2009         1,353,695
    344,380   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.36       01/01/2034           344,380
  1,895,173   ROMULUS FUNDING CORPORATION++(p)                                            0.55       10/16/2009         1,894,739
  1,624,434   ROYAL BANK OF SCOTLAND CT                                                   0.23       10/14/2009         1,624,434
  1,895,173   SALISBURY RECEIVABLES COMPANY++(p)                                          0.22       10/21/2009         1,894,941
  1,624,434   SCALDIS CAPITAL LIMITED++(p)                                                0.27       10/16/2009         1,624,251
  1,895,173   SOLITAIRE FUNDING LLC++(p)                                                  0.26       10/13/2009         1,895,009
  1,245,399   SURREY FUNDING CORPORATION++(p)                                             0.23       10/20/2009         1,245,248
  1,624,434   TASMAN FUNDING INCORPORATED++(p)                                            0.25       10/15/2009         1,624,276
  1,895,173   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                     0.22       10/19/2009         1,894,964
    487,330   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.35       07/01/2032           487,330
  1,678,582   UNICREDITO ITALIANO (NEW YORK)                                              0.25       10/13/2009         1,678,582
    162,443   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.38       12/15/2040           162,443
  1,087,562   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.17       07/28/2008           500,278
    631,544   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.20       08/07/2008           290,510
    771,701   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.29       04/30/2008           354,983
  1,252,406   VICTORIA FINANCE LLC++ +/-####(a)(i)                                        0.30       02/15/2008           576,107
  1,624,434   VICTORY RECEIVABLES CORPORATION++(p)                                        0.22       10/07/2009         1,624,375

                                                                                                                       60,157,156
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,675,574)                                                             77,051,268
                                                                                                                   --------------


                                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.80%
  7,822,958  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                0.22(s)                       7,822,958
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,822,958)                                                                          7,822,958
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,004,889,825)*                                                      108.52%                                $1,068,750,701
OTHER ASSETS AND LIABILITIES, NET                                            (8.52)                                   (83,895,017)
                                                                            ------                                 --------------

TOTAL NET ASSETS                                                            100.00%                                $  984,855,684
                                                                            ------                                 --------------

Portfolio of Investments--September 30, 2009                    Wells Fargo Advantage Master Portfolios 205

LARGE COMPANY GROWTH PORTFOLIO

-------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $7,822,958.

* Cost for federal income tax purposes is $1,046,010,572 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  149,885,364
Gross unrealized depreciation             (127,145,235)
                                        --------------
Net unrealized appreciation             $   22,740,129

The accompanying notes are an integral part of these financial statements.

206 Wells Fargo Advantage Master Portfolios                     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

             SHARES   SECURITY NAME                                               VALUE
COMMON STOCKS: 99.88%

AEROSPACE DEFENSE: 0.22%
             24,372   AAR CORPORATION+<<
                                                                                $   534,722
                                                                                -----------

AMUSEMENT & RECREATION SERVICES: 0.15%
             16,989   MULTIMEDIA GAMES INCORPORATED+                                 86,984
             23,739   TICKETMASTER+                                                 277,509

                                                                                    364,493
                                                                                -----------

APPAREL & ACCESSORY STORES: 1.96%
             35,622   CARTER'S INCORPORATED+                                        951,107
             17,160   CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                514,114
             22,547   CHRISTOPHER & BANKS CORPORATION                               152,643
             28,278   DRESS BARN INCORPORATED+<<                                    507,025
             34,463   FINISH LINE INCORPORATED CLASS A                              350,144
             27,651   HOT TOPIC INCORPORATED+                                       207,106
             11,474   JOS. A. BANK CLOTHIERS INCORPORATED+<<                        513,691
             23,890   STAGE STORES INCORPORATED                                     309,614
             15,967   THE BUCKLE INCORPORATED<<                                     545,113
             18,539   THE CATO CORPORATION CLASS A                                  376,156
             15,597   TWEEN BRANDS INCORPORATED+                                    130,859
             13,052   ZUMIEZ INCORPORATED+<<                                        214,183

                                                                                  4,771,755
                                                                                -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS: 1.05%
             18,735   GYMBOREE CORPORATION+<<                                       906,399
             59,650   LIZ CLAIBORNE INCORPORATED+<<                                 294,075
             12,292   MAIDENFORM BRANDS INCORPORATED+                               197,410
             80,233   QUIKSILVER INCORPORATED+                                      220,641
             20,952   SKECHERS U.S.A. INCORPORATED CLASS A+                         359,117
             15,900   TRUE RELIGION APPAREL INCORPORATED+<<                         412,287
             10,397   VOLCOM INCORPORATED+<<                                        171,343

                                                                                  2,561,272
                                                                                -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.17%
             10,884   LITHIA MOTORS INCORPORATED CLASS A                            169,682
             22,500   SONIC AUTOMOTIVE INCORPORATED<<                               236,250

                                                                                    405,932
                                                                                -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.33%
              8,938   MIDAS INCORPORATED+                                            84,017
             23,939   WRIGHT EXPRESS CORPORATION+                                   706,440

                                                                                    790,457
                                                                                -----------

BIOTECHNOLOGY: 0.49%
             36,238   CUBIST PHARMACEUTICALS INCORPORATED+                          732,008
             20,851   MARTEK BIOSCIENCES CORPORATION+<<                             471,024

                                                                                  1,203,032
                                                                                -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
             11,611   M/I HOMES INCORPORATED+<<                                     157,793
             58,637   STANDARD-PACIFIC CORPORATION+                                 216,371

                                                                                    374,164
                                                                                -----------

BUSINESS SERVICES: 9.48%
             29,120   ABM INDUSTRIES INCORPORATED                                   612,685

Portfolio of Investments--September 30, 2009        Wells Fargo Advantage Master Portfolios 207

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
BUSINESS SERVICES (continued)
   13,935          ADMINISTAFF INCORPORATED                                                  $     366,072
   20,469          AMN HEALTHCARE SERVICES INCORPORATED+                                           194,660
   16,631          ARBITRON INCORPORATED                                                           345,260
   27,505          BLACKBAUD INCORPORATED                                                          638,116
   25,069          BLUE COAT SYSTEMS INCORPORATED+                                                 566,309
   32,811          BRADY CORPORATION CLASS A                                                       942,332
   18,830          CACI INTERNATIONAL INCORPORATED CLASS A+<<                                      890,094
    9,124          CAPELLA EDUCATION COMPANY+<<                                                    614,410
   43,628          CIBER INCORPORATED+                                                             174,512
   24,881          COGNEX CORPORATION                                                              407,551
   26,207          COMMVAULT SYSTEMS INCORPORATED+                                                 543,795
    6,126          COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                      253,678
   15,123          COMSCORE INCORPORATED+                                                          272,365
   26,554          CONCUR TECHNOLOGIES INCORPORATED+<<                                           1,055,787
   22,029          CSG SYSTEMS INTERNATIONAL INCORPORATED+                                         352,684
   43,547          CYBERSOURCE CORPORATION+<<                                                      725,928
   25,282          DEALERTRACK HOLDINGS INCORPORATED+<<                                            478,083
    5,770          EBIX INCORPORATED+<<                                                            319,427
   35,444          ECLIPSYS CORPORATION+                                                           684,069
   28,731          EPICOR SOFTWARE CORPORATION+                                                    183,016
    9,383          FORRESTER RESEARCH INCORPORATED+                                                249,963
   15,437          GERBER SCIENTIFIC INCORPORATED+                                                  92,313
   27,264          HEALTHCARE SERVICES GROUP                                                       500,567
   23,500          HEARTLAND PAYMENT SYSTEMS INCORPORATED                                          340,985
   10,679          HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                 248,394
   16,419          HMS HOLDINGS CORPORATION+                                                       627,698
   22,144          INFOSPACE INCORPORATED+                                                         171,395
   10,872          INTEGRAL SYSTEMS INCORPORATED MD+                                                75,017
   17,649          JDA SOFTWARE GROUP INCORPORATED+                                                387,219
   11,337          LOJACK CORPORATION+                                                              57,705
   14,120          MANHATTAN ASSOCIATES INCORPORATED+<<                                            285,224
   21,254          NETSCOUT SYSTEMS INCORPORATED+                                                  287,142
   18,430          NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                      133,249
   19,859          OMNICELL INCORPORATED+                                                          221,229
   22,740          ON ASSIGNMENT INCORPORATED+                                                     133,029
   11,778          PCTEL INCORPORATED+                                                              73,613
   19,681          PERFICIENT INCORPORATED+                                                        162,762
   27,111          PHASE FORWARD INCORPORATED+                                                     380,638
   21,962          PHOENIX TECHNOLOGIES LIMITED+                                                    80,161
    9,659          PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                   437,842
   25,151          PROGRESS SOFTWARE CORPORATION+                                                  569,670
   11,826          QUALITY SYSTEMS INCORPORATED<<                                                  728,127
   17,150          RADIANT SYSTEMS INCORPORATED+                                                   184,191
   14,769          RADISYS CORPORATION+<<                                                          128,343
    5,468          REWARDS NETWORK INCORPORATED+                                                    75,130
   18,089          SMITH MICRO SOFTWARE INCORPORATED+                                              223,580
   32,278          SPHERION CORPORATION+                                                           200,446
   11,496          SPSS INCORPORATED+                                                              574,225
    7,456          STARTEK INCORPORATED+                                                            64,718
   12,689          STRATASYS INCORPORATED+<<                                                       217,743
   22,034          SYKES ENTERPRISES INCORPORATED+                                                 458,748
   12,690          SYNNEX CORPORATION+                                                             386,791
   50,922          TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                   570,836
   19,812          TALEO CORPORATION CLASS A+                                                      448,544
   20,235          TELETECH HOLDINGS INCORPORATED+                                                 345,209
   18,836          THE KNOT INCORPORATED+                                                          205,689
   42,322          THQ INCORPORATED+<<                                                             289,482
   20,991          TRADESTATION GROUP INCORPORATED+                                                171,077

208 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
BUSINESS SERVICES (continued)
   27,457          TRUEBLUE INCORPORATED+                                                    $     386,320
   52,594          UNITED ONLINE INCORPORATED                                                      422,856
   12,914          VIAD CORPORATION                                                                257,118
    7,583          VOLT INFORMATION SCIENCE INCORPORATED+                                           92,664
   27,722          WEBSENSE INCORPORATED+<<                                                        465,730

                                                                                                23,034,215
                                                                                             -------------

CASINO & GAMING: 0.16%
   37,680          PINNACLE ENTERTAINMENT INCORPORATED+                                            383,959
                                                                                             -------------

CHEMICALS & ALLIED PRODUCTS: 2.54%
   12,922          AMERICAN VANGUARD CORPORATION                                                   107,382
   15,709          ARCH CHEMICALS INCORPORATED                                                     471,113
   17,656          ARQULE INCORPORATED+                                                             80,158
   11,641          BALCHEM CORPORATION                                                             306,158
   34,346          CALGON CARBON CORPORATION+                                                      509,351
   18,342          CAMBREX CORPORATION+                                                            115,555
   11,929          CHATTEM INCORPORATED+<<                                                         792,205
   30,489          HB FULLER COMPANY                                                               637,220
    9,793          MANNATECH INCORPORATED<<                                                         37,507
    7,344          NEWMARKET CORPORATION                                                           683,286
   19,271          OM GROUP INCORPORATED+                                                          585,646
   36,248          PAREXEL INTERNATIONAL CORPORATION+                                              492,610
    7,067          PENFORD CORPORATION                                                              50,670
   58,001          POLYONE CORPORATION+                                                            386,867
    6,931          QUAKER CHEMICAL CORPORATION                                                     151,997
    4,680          STEPAN COMPANY                                                                  281,174
   10,962          SURMODICS INCORPORATED+<<                                                       269,665
   13,529          ZEP INCORPORATED                                                                219,846

                                                                                                 6,178,410
                                                                                             -------------

COAL MINING: 0.27%
   28,471          PENN VIRGINIA CORPORATION                                                       652,271
                                                                                             -------------

COMMERCIAL SERVICES: 0.44%
   32,178          GEO GROUP INCORPORATED+                                                         649,030
   52,452          LIVE NATION INCORPORATED+<<                                                     429,582

                                                                                                 1,078,612
                                                                                             -------------

COMMUNICATIONS: 1.34%
   18,604          ANIXTER INTERNATIONAL INCORPORATED+<<                                           746,206
   11,618          AUDIOVOX CORPORATION CLASS A+                                                    79,583
   43,215          BRIGHTPOINT INCORPORATED+                                                       378,131
   16,126          CBEYOND INCORPORATED+<<                                                         260,112
   27,002          GENERAL COMMUNICATION INCORPORATED CLASS A+                                     185,234
   20,521          IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                   258,565
   28,268          J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                        650,447
   20,996          NEUTRAL TANDEM INCORPORATION+<<                                                 477,869
   19,228          NOVATEL WIRELESS INCORPORATED+                                                  218,430

                                                                                                 3,254,577
                                                                                             -------------

COMPUTERS-INTEGRATED SYSTEMS: 0.03%
   12,569          AGILYSYS INCORPORATED                                                            82,830
                                                                                             -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.17%
   14,112          CHEMED CORPORATION                                                              619,376
   24,053          COMFORT SYSTEMS USA INCORPORATED                                                278,774

Portfolio of Investments--September 30, 2009        Wells Fargo Advantage Master Portfolios 209

SMALL CAP INDEX PORTFOLIO

   SHARES           SECURITY NAME                                                               VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
   11,644           DREW INDUSTRIES INCORPORATED+<<                                          $     252,558
   41,329           EMCOR GROUP INCORPORATED+                                                    1,046,450
   24,359           INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                466,231
   16,432           MATRIX SERVICE COMPANY+                                                        178,616

                                                                                                 2,842,005
                                                                                             -------------

DEPOSITORY INSTITUTIONS: 6.26%
   29,219           BANK MUTUAL CORPORATION                                                        258,296
    8,149           BANK OF THE OZARKS INCORPORATED                                                216,193
   40,668           BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                               264,749
   37,031           BROOKLINE BANCORP INCORPORATED                                                 359,941
   17,659           CASCADE BANCORP<<                                                               21,367
   18,036           CENTRAL PACIFIC FINANCIAL CORPORATION<<                                         45,451
   17,616           COLUMBIA BANKING SYSTEM INCORPORATED<<                                         291,545
   20,539           COMMUNITY BANK SYSTEM INCORPORATED                                             375,248
   15,964           DIME COMMUNITY BANCSHARES                                                      182,469
   57,490           EAST WEST BANCORP INCORPORATED<<                                               477,167
   47,605           FIRST BANCORP PUERTO RICO<<                                                    145,195
   47,489           FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                     269,738
   27,748           FIRST FINANCIAL BANCORP                                                        334,363
   13,058           FIRST FINANCIAL BANKSHARE<<                                                    645,849
   30,842           FIRST MIDWEST BANCORP INCORPORATED<<                                           347,589
   29,567           FRONTIER FINANCIAL CORPORATION<<                                                32,228
   38,593           GLACIER BANCORP INCORPORATED<<                                                 576,579
   15,377           HANCOCK HOLDING COMPANY                                                        577,714
   28,948           HANMI FINANCIAL CORPORATION+<<                                                  47,475
   11,866           HOME BANCSHARES INCORPORATED<<                                                 260,103
   13,122           INDEPENDENT BANK CORPORATION (MASSACHUSETTS)<<                                 290,390
   12,512           INDEPENDENT BANK CORPORATION (MICHIGAN)                                         23,773
   13,855           NARA BANK NATIONAL ASSOCIATION                                                  96,292
   76,717           NATIONAL PENN BANCSHARES INCORPORATED<<                                        468,741
   21,513           NBT BANCORP INCORPORATED                                                       484,903
   52,967           OLD NATIONAL BANCORP<<                                                         593,230
   20,659           PINNACLE FINANCIAL PARTNERS INCORPORATED+<<                                    262,576
   24,448           PRIVATEBANCORP INCORPORATED<<                                                  597,998
   28,939           PROSPERITY BANCSHARES INCORPORATED                                           1,006,788
   15,093           S&T BANCORP INCORPORATED                                                       195,605
   25,465           SIGNATURE BANK+<<                                                              738,485
    7,924           SIMMONS FIRST NATIONAL CORPORATION                                             228,290
  106,918           SOUTH FINANCIAL GROUP INCORPORATED                                             157,169
   11,358           STERLING BANCORPORATION (NEW YORK)                                              82,005
   50,996           STERLING BANCSHARES INCORPORATED (TEXAS)<<                                     372,781
   32,870           STERLING FINANCIAL CORPORATION+<<                                               65,740
   54,154           SUSQUEHANNA BANCSHARES INCORPORATED<<                                          318,967
    4,390           TOMPKINS TRUST COMPANY INCORPORATED<<                                          191,843
   48,013           TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                     300,081
   75,553           UCBH HOLDINGS INCORPORATED<<                                                    60,442
   18,854           UMB FINANCIAL CORPORATION                                                      762,456
   52,266           UMPQUA HOLDINGS CORPORATION                                                    554,020
   23,965           UNITED BANKSHARES INCORPORATED<<                                               469,474
   48,585           UNITED COMMUNITY BANKS INCORPORATED+<<                                         242,927
   42,465           WHITNEY HOLDING CORPORATION                                                    405,116
   12,178           WILSHIRE BANCORP INCORPORATED                                                   89,387
   15,094           WINTRUST FINANCIAL CORPORATION<<                                               422,028

                                                                                                15,210,766
                                                                                             -------------

210 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
DURABLE GOODS - CONSUMER: 0.06%
   11,958          STURM, RUGER & COMPANY INCORPORATED<<                                     $     154,737
                                                                                             -------------

EATING & DRINKING PLACES: 2.04%
   15,148          CALIFORNIA PIZZA KITCHEN INCORPORATED+<<                                        236,612
   14,482          CEC ENTERTAINMENT INCORPORATED+                                                 374,505
   34,242          CKE RESTAURANTS INCORPORATED                                                    359,199
   14,185          CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                 487,964
    9,494          DINEEQUITY INCORPORATED<<                                                       234,977
   35,898          JACK IN THE BOX INCORPORATED+                                                   735,550
    5,063          LANDRY'S RESTAURANTS INCORPORATED+<<                                             53,162
   11,732          O'CHARLEYS INCORPORATED+                                                        109,929
   14,655          P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                       497,830
   13,732          PAPA JOHNS INTERNATIONAL INCORPORATED+                                          337,395
    9,757          RED ROBIN GOURMET BURGERS INCORPORATED+                                         199,238
   40,797          RUBY TUESDAY INCORPORATED+<<                                                    343,511
   12,582          RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                           53,096
   38,294          SONIC CORPORATION+<<                                                            423,532
   15,363          STEAK N SHAKE COMPANY+                                                          180,823
   32,128          TEXAS ROADHOUSE INCORPORATED CLASS A+                                           341,199

                                                                                                 4,968,522
                                                                                             -------------

EDUCATIONAL SERVICES: 0.27%
   11,411          AMERICAN PUBLIC EDUCATION INCORPORATED+                                         396,418
   12,637          UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                     248,949

                                                                                                   645,367
                                                                                             -------------

ELECTRIC, GAS & SANITARY SERVICES: 4.19%
   18,183          ALLETE INCORPORATED                                                             610,403
   11,604          AMERICAN STATES WATER COMPANY                                                   419,833
   57,885          ATMOS ENERGY CORPORATION                                                      1,631,199
   34,309          AVISTA CORPORATION<<                                                            693,728
    7,322          CENTRAL VERMONT PUBLIC SERVICE                                                  141,315
    9,905          CH ENERGY GROUP INCORPORATED                                                    438,891
   28,210          EL PASO ELECTRIC COMPANY+                                                       498,471
   13,906          LACLEDE GROUP INCORPORATED                                                      447,217
   26,357          NEW JERSEY RESOURCES                                                            957,023
   16,632          NORTHWEST NATURAL GAS COMPANY                                                   692,889
   45,864          PIEDMONT NATURAL GAS COMPANY                                                  1,097,984
   18,691          SOUTH JERSEY INDUSTRIES INCORPORATED                                            659,792
   28,118          SOUTHWEST GAS CORPORATION                                                       719,258
   18,775          UIL HOLDINGS CORPORATION                                                        495,472
   22,432          UNISOURCE ENERGY CORPORATION                                                    689,784

                                                                                                10,193,259
                                                                                             -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.42%
   16,395          ACTEL CORPORATION+                                                              199,527
   27,029          ACUITY BRANDS INCORPORATED<<                                                    870,604
   75,268          ADAPTEC INCORPORATED+                                                           251,395
   20,818          ADVANCED ENERGY INDUSTRIES INCORPORATED+                                        296,448
   14,188          AO SMITH CORPORATION                                                            540,563
    8,261          APPLIED SIGNAL TECHNOLOGY INCORPORATED                                          192,233
   78,470          ARRIS GROUP INCORPORATED+<<                                                   1,020,895
   19,682          ATMI INCORPORATED+                                                              357,228
    7,716          AZZ INCORPORATED+                                                               309,952

Portfolio of Investments--September 30, 2009           Wells Fargo Advantage Master Portfolios 211

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
  (continued)
   26,295          BALDOR ELECTRIC COMPANY                                                   $     718,905
    7,214          BEL FUSE INCORPORATED CLASS B                                                   137,282
   40,726          BENCHMARK ELECTRONICS INCORPORATED+                                             733,068
   16,500          C&D TECHNOLOGIES INCORPORATED+<<                                                 35,475
   16,119          CERADYNE INCORPORATED+<<                                                        295,461
   24,396          CHECKPOINT SYSTEMS INCORPORATED+                                                401,070
   17,660          COMTECH TELECOMMUNICATIONS CORPORATION+<<                                       586,665
   21,249          CTS CORPORATION                                                                 197,616
    9,726          CUBIC CORPORATION                                                               383,885
   18,659          CYMER INCORPORATED+                                                             725,089
   97,176          CYPRESS SEMICONDUCTOR CORPORATION+<<                                          1,003,828
   21,324          DIODES INCORPORATED+                                                            385,751
   11,106          DIONEX CORPORATION+                                                             721,557
   14,366          DSP GROUP INCORPORATED+                                                         116,939
   10,966          DTS INCORPORATED+                                                               300,249
   17,138          ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                     229,478
    9,564          EMS TECHNOLOGIES INCORPORATED+                                                  199,122
   27,318          EXAR CORPORATION+                                                               200,787
   14,544          GREATBATCH INCORPORATED+                                                        326,804
   60,288          HARMONIC INCORPORATED+                                                          402,724
   18,863          HELEN OF TROY LIMITED+                                                          366,508
   13,395          HITTITE MICROWAVE CORPORATION+                                                  492,668
   14,646          HUTCHINSON TECHNOLOGY INCORPORATED+<<                                           103,987
   13,634          LITTELFUSE INCORPORATED+                                                        357,756
   19,410          MAGNETEK INCORPORATED+                                                           30,280
   14,209          MERCURY COMPUTER SYSTEMS INCORPORATED+                                          140,101
   23,538          METHODE ELECTRONICS INCORPORATED                                                204,074
   26,975          MICREL INCORPORATED                                                             219,846
   51,041          MICROSEMI CORPORATION+                                                          805,937
   28,305          MOOG INCORPORATED CLASS A+                                                      834,998
    3,010          NATIONAL PRESTO INDUSTRIES INCORPORATED                                         260,395
   12,885          PARK ELECTROCHEMICAL CORPORATION                                                317,615
   15,875          PERICOM SEMICONDUCTOR+                                                          155,734
   24,766          PLEXUS CORPORATION+                                                             652,336
   22,472          REGAL-BELOIT CORPORATION                                                      1,027,195
    9,838          ROGERS CORPORATION+                                                             294,845
  107,374          SKYWORKS SOLUTIONS INCORPORATED+                                              1,421,632
   13,818          STANDARD MICROSYSTEMS CORPORATION+                                              320,716
    8,091          SUPERTEX INCORPORATED+<<                                                        242,730
   27,422          SYMMETRICOM INCORPORATED+                                                       142,046
   21,289          SYNAPTICS INCORPORATED+<<                                                       536,483
   25,808          TECHNITROL INCORPORATED                                                         237,692
   42,116          TEKELEC<<                                                                       691,966
    7,955          TOLLGRADE COMMUNICATIONS INCORPORATED+                                           51,548
   94,473          TRIQUINT SEMICONDUCTOR INCORPORATED+                                            729,332
   27,055          TTM TECHNOLOGIES INCORPORATED+                                                  310,321
    8,579          UNIVERSAL ELECTRONICS INCORPORATED+                                             175,183
   45,997          VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                       1,510,541
   17,450          VIASAT INCORPORATED+                                                            463,821
   12,284          VICOR CORPORATION+                                                               94,832

                                                                                                25,333,718
                                                                                             -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
    7,966          CDI CORPORATION                                                                 111,922
   26,459          ERESEARCH TECHNOLOGY INCORPORATED+                                              185,213
    8,546          EXPONENT INCORPORATED+                                                          240,741

212 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
    5,867          LANDAUER INCORPORATED                                                     $     322,568
   10,989          MAXMUS INCORPORATED                                                             512,087
   39,735          REGENERON PHARMACEUTICAL INCORPORATED+                                          766,886
   10,087          STANLEY INCORPORATED+                                                           259,438
   37,995          TETRA TECH INCORPORATED+                                                      1,008,007

                                                                                                 3,406,862
                                                                                             -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.98%
   27,631          GRIFFON CORPORATION+                                                            278,244
    8,966          GULF ISLAND FABRICATION INCORPORATED                                            168,023
   22,252          MOBILE MINI INCORPORATED+                                                       386,295
   12,538          NCI BUILDING SYSTEMS INCORPORATED+<<                                             40,122
   23,618          QUANEX BUILDING PRODUCTS CORPORATION                                            339,154
   24,001          SIMPSON MANUFACTURING COMPANY INCORPORATED                                      606,265
   18,376          WATTS WATER TECHNOLOGIES INCORPORATED<<                                         555,874

                                                                                                 2,373,977
                                                                                             -------------

FOOD & KINDRED PRODUCTS: 1.67%
    6,303          BOSTON BEER COMPANY INCORPORATED+<<                                             233,715
    7,909          CAL-MAINE FOODS INCORPORATED<<                                                  211,724
   51,583          DARLING INTERNATIONAL INCORPORATED+                                             379,135
   10,340          DIAMOND FOODS INCORPORATED                                                      327,985
    8,910          J & J SNACK FOODS CORPORATION                                                   384,823
   20,062          LANCE INCORPORATED                                                              518,001
    8,138          PEET'S COFFEE & TEA INCORPORATED+<<                                             229,736
   10,967          SANDERSON FARMS INCORPORATED                                                    412,798
   19,963          TREEHOUSE FOODS INCORPORATED+                                                   712,080
   26,974          UNITED NATURAL FOODS INCORPORATED+                                              645,218

                                                                                                 4,055,215
                                                                                             -------------

FOOD STORES: 0.07%
   18,107          GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                            161,333
                                                                                             -------------

FOOTWEAR: 0.43%
   53,824          CROCS INCORPORATED+<<                                                           357,930
    8,239          DECKERS OUTDOOR CORPORATION+<<                                                  699,079

                                                                                                 1,057,009
                                                                                             -------------

FURNITURE & FIXTURES: 0.23%
   16,326          ETHAN ALLEN INTERIORS INCORPORATED                                              269,379
   32,294          LA-Z-BOY INCORPORATED<<                                                         279,343

                                                                                                   548,722
                                                                                             -------------

GENERAL MERCHANDISE STORES: 0.77%
   25,242          CABELA'S INCORPORATED+<<                                                        336,728
   31,917          CASEY'S GENERAL STORES INCORPORATED                                           1,001,555
   25,122          FRED'S INCORPORATED                                                             319,803
   16,382          STEIN MART INCORPORATED+<<                                                      208,215

                                                                                                 1,866,301
                                                                                             -------------

HEALTH SERVICES: 2.91%
   17,427          AMEDISYS INCORPORATED+<<                                                        760,340
   19,235          AMSURG CORPORATION+                                                             408,359
    7,460          BIO-REFERENCE LABORATORIES INCORPORATED+                                        256,624
    4,770          CORVEL CORPORATION+                                                             135,468
   19,326          CROSS COUNTRY HEALTHCARE INCORPORATED+                                          179,925

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 213

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                 VALUE
HEALTH SERVICES (continued)
   17,810          CRYOLIFE INCORPORATED+                                                    $     141,946
   20,897          ENZO BIOCHEM INCORPORATED+                                                      147,951
   10,690          GENOPTIX INCORPORATED+<<                                                        371,798
   18,262          GENTIVA HEALTH SERVICES INCORPORATED+                                           456,733
   21,150          HEALTHWAYS INCORPORATED+                                                        324,018
   21,067          INVENTIV HEALTH INCORPORATED+                                                   352,451
    8,492          IPC THE HOSPITALIST COMPANY+                                                    267,073
   11,670          LCA-VISION INCORPORATED+<<                                                       81,807
    9,490          LHC GROUP INCORPORATED+<<                                                       284,036
   22,125          MAGELLAN HEALTH SERVICES INCORPORATED+                                          687,203
   11,089          MEDCATH CORPORATION+                                                             97,251
   29,094          MEDNAX INCORPORATED+                                                          1,597,842
   12,867          NAUTILUS GROUP INCORPORATED+                                                     21,874
   20,661          ODYSSEY HEALTHCARE INCORPORATED+                                                258,263
   11,574          REHABCARE GROUP INCORPORATED+                                                   251,040

                                                                                                 7,082,002
                                                                                             -------------

HOLDING & OTHER INVESTMENT OFFICES: 5.14%
   24,891          ACADIA REALTY TRUST                                                             375,109
   61,551          BIOMED REALTY TRUST INCORPORATED                                                849,404
   31,325          COLONIAL PROPERTIES TRUST<<                                                     304,792
   67,734          DIAMONDROCK HOSPITALITY+                                                        548,645
   16,286          EASTGROUP PROPERTIES INCORPORATED                                               622,451
   21,925          ENTERTAINMENT PROPERTIES TRUST                                                  748,520
   41,356          FRANKLIN STREET PROPERTIES CORPORATION<<                                        541,764
   37,235          HEALTHCARE REALTY TRUST INCORPORATED                                            786,776
   20,726          HOME PROPERTIES INCORPORATED<<                                                  893,083
   44,420          INLAND REAL ESTATE CORPORATION                                                  389,119
   27,068          KILROY REALTY CORPORATION                                                       750,866
   39,501          KITE REALTY GROUP TRUST                                                         164,719
   39,869          LASALLE HOTEL PROPERTIES                                                        783,825
   14,539          LTC PROPERTIES INCORPORATED                                                     349,518
   50,290          MEDICAL PROPERTIES TRUST INCORPORATED                                           392,765
   17,705          MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                  799,027
   50,634          NATIONAL RETAIL PROPERTIES INCORPORATED<<                                     1,087,112
   13,563          PARKWAY PROPERTIES INCORPORATED                                                 267,191
   30,038          POST PROPERTIES INCORPORATED                                                    540,684
   11,295          PS BUSINESS PARKS INCORPORATED                                                  579,659
   16,882          SOVRAN SELF STORAGE INCORPORATED<<                                              513,719
   13,441          URSTADT BIDDLE PROPERTIES INCORPORATED                                          196,104

                                                                                                12,484,852
                                                                                             -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
   11,694          HAVERTY FURNITURE COMPANIES INCORPORATED+                                       138,106
   19,617          TUESDAY MORNING CORPORATION+                                                     81,607

                                                                                                   219,713
                                                                                             -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
   13,109          MARCUS CORPORATION                                                              167,664
    7,079          MONARCH CASINO & RESORT INCORPORATED+<<                                          76,170

                                                                                                   243,834
                                                                                             -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.31%
    7,859          AAON INCORPORATED                                                               157,809
   42,472          ACTUANT CORPORATION CLASS A                                                     682,100
   12,436          ASTEC INDUSTRIES INCORPORATED+<<                                                316,745

214 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   11,008          BLACK BOX CORPORATION                                                     $     276,191
   31,367          BRIGGS & STRATTON CORPORATION<<                                                 608,833
   40,395          BROOKS AUTOMATION INCORPORATED+                                                 312,253
    5,734          CASCADE CORPORATION                                                             153,327
   18,608          DRIL-QUIP INCORPORATED+                                                         923,701
   12,659          ENPRO INDUSTRIES INCORPORATED+<<                                                289,385
   32,619          GARDNER DENVER INCORPORATED+                                                  1,137,751
   31,167          INTERMEC INCORPORATED+                                                          439,455
   13,761          INTEVAC INCORPORATED+                                                           184,948
   17,301          JOHN BEAN TECHNOLOGIES CORPORATION                                              314,359
   20,843          KAYDON CORPORATION                                                              675,730
   43,478          KULICKE & SOFFA INDUSTRIES INCORPORATED+                                        262,172
    7,722          LINDSAY MANUFACTURING COMPANY<<                                                 304,092
    9,323          LUFKIN INDUSTRIES INCORPORATED                                                  495,797
   12,492          NATCO GROUP INCORPORATED+                                                       553,146
   21,615          NETGEAR INCORPORATED+                                                           396,635
   31,148          OIL STATES INTERNATIONAL INCORPORATED+<<                                      1,094,229
   20,600          ROBBINS & MYERS INCORPORATED                                                    483,688
   16,667          SCANSOURCE INCORPORATED+                                                        472,009
   16,690          SIGMA DESIGNS INCORPORATED+<<                                                   242,506
   21,469          TORO COMPANY                                                                    853,822
   14,809          ULTRATECH INCORPORATED+                                                         195,923
   19,952          WATSCO INCORPORATED<<                                                         1,075,612

                                                                                                12,902,218
                                                                                             -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.19%
   15,538          EHEALTH INCORPORATED+                                                           225,612
   26,484          NATIONAL FINANCIAL PARTNERS CORPORATION+                                        230,940

                                                                                                   456,552
                                                                                             -------------

INSURANCE CARRIERS: 3.77%
    6,074          AMERICAN PHYSICIANS CAPITAL INCORPORATED                                        174,992
   32,929          AMERIGROUP CORPORATION+                                                         730,036
   11,835          AMERISAFE INCORPORATED+                                                         204,154
   23,997          CATALYST HEALTH SOLUTIONS INCORPORATED+<<                                       699,513
   26,968          CENTENE CORPORATION+                                                            510,774
   29,430          DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                     666,001
   28,429          EMPLOYERS HOLDINGS INCORPORATED                                                 440,081
   30,702          HEALTHSPRING INCORPORATED+                                                      376,100
    8,532          INFINITY PROPERTY & CASUALTY CORPORATION                                        362,439
    8,329          MOLINA HEALTHCARE INCORPORATED+<<                                               172,327
   12,987          PRESIDENTIAL LIFE CORPORATION                                                   134,545
   20,514          PROASSURANCE CORPORATION+                                                     1,070,626
   11,121          RLI CORPORATION                                                                 586,966
    9,623          SAFETY INSURANCE GROUP INCORPORATED                                             316,789
   33,255          SELECTIVE INSURANCE GROUP INCORPORATED                                          523,101
   11,440          STEWART INFORMATION SERVICES CORPORATION                                        141,513
    8,399          THE NAVIGATORS GROUP INCORPORATED+                                              461,945
   25,406          TOWER GROUP INCORPORATED                                                        619,652
   14,012          UNITED FIRE & CASUALTY COMPANY                                                  250,815
   23,430          ZENITH NATIONAL INSURANCE CORPORATION                                           723,987

                                                                                                 9,166,356
                                                                                             -------------

LEATHER & LEATHER PRODUCTS: 0.29%
   26,889          BROWN SHOE COMPANY INCORPORATED                                                 215,650
   14,223          GENESCO INCORPORATED+                                                           342,348

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 215

SMALL CAP INDEX PORTFOLIO

   SHARES          SECURITY NAME                                                                VALUE
LEATHER & LEATHER PRODUCTS (continued)
   16,847          K-SWISS INCORPORATED+                                                     $     148,085
                                                                                                   706,083
                                                                                             -------------

LEGAL SERVICES: 0.10%
    4,608          PRE-PAID LEGAL SERVICES INCORPORATED+<<                                         234,086
                                                                                             -------------

LEISURE: 0.13%
   24,747          INTERVAL LEISURE GROUP INCORPORATED+                                            308,843
                                                                                             -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.36%
    6,711          DELTIC TIMBER CORPORATION                                                       307,162
    4,263          SKYLINE CORPORATION                                                              96,173
   12,113          UNIVERSAL FOREST PRODUCTS<<                                                     477,979

                                                                                                   881,314
                                                                                             -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 5.97%
   13,800          ABAXIS INCORPORATED+<<                                                          369,150
   41,817          ALIGN TECHNOLOGY INCORPORATED+<<                                                594,638
   46,602          AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                 788,506
    5,556          AMERICAN SCIENCE & ENGINEERING INCORPORATED<<                                   378,030
    8,032          ANALOGIC CORPORATION                                                            297,345
    9,340          BADGER METER INCORPORATED<<                                                     361,365
   14,688          COHU INCORPORATED                                                               199,169
   18,245          CONMED CORPORATION+                                                             349,757
   28,343          COOPER COMPANIES INCORPORATED<<                                                 842,637
   14,968          CYBERONICS INCORPORATED+                                                        238,590
   16,496          ESCO TECHNOLOGIES INCORPORATED+                                                 649,942
   18,666          ESTERLINE TECHNOLOGIES CORPORATION+                                             731,894
   10,089          FARO TECHNOLOGIES INCORPORATED+                                                 173,329
   23,569          FEI COMPANY+                                                                    580,976
   16,114          HAEMONETICS CORPORATION+                                                        904,318
   19,752          HANGER ORTHOPEDIC GROUP INCORPORATED+                                           273,960
    7,974          ICU MEDICAL INCORPORATED+                                                       293,922
   15,558          II-VI INCORPORATED+                                                             395,796
   12,844          INTEGRA LIFESCIENCES HOLDINGS+                                                  438,623
   74,243          ION GEOPHYSICAL CORPORATION+                                                    261,335
    8,482          KEITHLEY INSTRUMENTS INCORPORATED                                                46,990
    7,122          KENSEY NASH CORPORATION+<<                                                      206,182
   41,538          KOPIN CORPORATION+                                                              199,382
   25,420          MERIDIAN DIAGNOSTICS INCORPORATED<<                                             635,754
   17,542          MERIT MEDICAL SYSTEMS INCORPORATED+                                             304,003
   31,025          MKS INSTRUMENTS INCORPORATED+                                                   598,472
   10,465          MTS SYSTEMS CORPORATION                                                         305,683
   17,786          NATUS MEDICAL INCORPORATED+                                                     274,438
    9,286          NEOGEN CORPORATION+<<                                                           299,845
   22,717          NEWPORT CORPORATION+                                                            199,001
   11,310          OSTEOTECH INCORPORATED+                                                          50,330
   11,295          PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                      183,092
   19,403          RUDOLPH TECHNOLOGIES INCORPORATED+                                              143,582
   16,704          SONIC SOLUTIONS+                                                                 99,055
   22,465          SYMMETRY MEDICAL INCORPORATED+                                                  232,962
   22,591          TELEDYNE TECHNOLOGIES INCORPORATED+                                             813,050
   21,007          THERAGENICS CORPORATION+                                                         33,611
   20,415          VEECO INSTRUMENTS INCORPORATED+<<                                               476,078
   13,235          ZOLL MEDICAL CORPORATION+                                                       284,817

                                                                                                14,509,609
                                                                                             -------------

216 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

        SHARES      SECURITY NAME                                                               VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.52%
        20,155      INVACARE CORPORATION                                                     $     449,053
        37,324      PSS WORLD MEDICAL INCORPORATED+<<                                              814,783

                                                                                                 1,263,836
                                                                                             -------------

METAL FABRICATE, HARDWARE: 0.12%
        10,648      CIRCOR INTERNATIONAL INCORPORATED                                              300,912
                                                                                             -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
        15,554      AMCOL INTERNATIONAL CORPORATION<<                                              356,031
                                                                                             -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.02%
        43,757      CENTRAL GARDEN & PET COMPANY CLASS A+                                          478,264
        21,487      DAKTRONICS INCORPORATED<<                                                      184,144
        38,786      HILLENBRAND INCORPORATED                                                       790,071
        17,520      JAKKS PACIFIC INCORPORATED+                                                    250,886
        10,653      KID BRANDS INCORPORATED+                                                        66,049
        10,561      LYDALL INCORPORATED+                                                            55,551
        13,065      RC2 CORPORATION+                                                               186,176
        33,637      SHUFFLE MASTER INCORPORATED+                                                   316,861
         7,720      STANDEX INTERNATIONAL CORPORATION                                              153,088

                                                                                                 2,481,090
                                                                                             -------------

MISCELLANEOUS RETAIL: 1.54%
        13,503      BIG 5 SPORTING GOODS CORPORATION                                               203,895
         9,113      BLUE NILE INCORPORATED+<<                                                      566,100
        18,483      CASH AMERICA INTERNATIONAL INCORPORATED                                        557,447
        17,969      HIBBETT SPORTS INCORPORATED+<<                                                 327,575
        24,746      HSN INCORPORATED+                                                              402,865
        16,658      JO ANN STORES INCORPORATED+<<                                                  446,934
        11,202      NORTH AMERICAN WATCH CORPORATION                                               162,765
        19,405      NUTRI SYSTEM INCORPORATED<<                                                    296,120
        47,859      OFFICEMAX INCORPORATED+                                                        602,066
         7,492      STAMPS.COM INCORPORATED+                                                        69,301
        14,847      ZALE CORPORATION+<<                                                            106,156

                                                                                                 3,741,224
                                                                                             -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.78%
        15,863      ARKANSAS BEST CORPORATION                                                      474,938
        18,173      FORWARD AIR CORPORATION                                                        420,705
        32,997      HEARTLAND EXPRESS INCORPORATED                                                 475,157
        17,542      OLD DOMINION FREIGHT LINE INCORPORATED+                                        533,803

                                                                                                 1,904,603
                                                                                             -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.39%
        16,233      FINANCIAL FEDERAL CORPORATION                                                  400,630
        16,650      FIRST CASH FINANCIAL SERVICES INCORPORATED+                                    285,215
        10,182      WORLD ACCEPTANCE CORPORATION+<<                                                256,688

                                                                                                   942,533
                                                                                             -------------
OIL & GAS EXTRACTION: 2.51%
        35,438      ATWOOD OCEANICS INCORPORATED+                                                1,249,898
        14,298      BASIC ENERGY SERVICES INCORPORATED+                                            121,390
        12,056      PETROLEUM DEVELOPMENT CORPORATION+                                             224,965
        32,845      PETROQUEST ENERGY INCORPORATED+                                                213,164
        31,563      PIONEER DRILLING COMPANY+                                                      231,672
        12,674      SEACOR HOLDINGS INCORPORATED+<<                                              1,034,579
         7,259      SEAHAWK DRILLING INCORPORATED+                                                 225,682

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 217

SMALL CAP INDEX PORTFOLIO

        SHARES    SECURITY NAME                                                                 VALUE
OIL & GAS EXTRACTION (continued)
        39,206    ST. MARY LAND & EXPLORATION COMPANY                                        $   1,272,627
        26,215    STONE ENERGY CORPORATION+                                                        427,567
         8,957    SUPERIOR WELL SERVICES+                                                           86,704
        23,462    SWIFT ENERGY COMPANY+                                                            555,580
        47,261    TETRA TECHNOLOGIES INCORPORATED+                                                 457,959

                                                                                                 6,101,787
                                                                                             -------------

PAPER & ALLIED PRODUCTS: 1.10%
        24,296    BUCKEYE TECHNOLOGIES INCORPORATED+                                               260,696
         7,127    CLEARWATER PAPER CORPORATION+                                                    294,559
         9,193    NEENAH PAPER INCORPORATED                                                        108,202
        24,207    ROCK-TENN COMPANY CLASS A                                                      1,140,392
         9,610    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                    522,400
         7,961    STANDARD REGISTER COMPANY                                                         46,811
        30,687    WAUSAU PAPER CORPORATION                                                         306,870

                                                                                                 2,679,930
                                                                                             -------------

PERSONAL SERVICES: 0.53%
        19,132    COINSTAR INCORPORATED+<<                                                         630,973
        11,610    G&K SERVICES INCORPORATED CLASS A                                                257,278
         8,980    UNIFIRST CORPORATION                                                             399,161

                                                                                                 1,287,412
                                                                                             -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.81%
        31,771    HEADWATERS INCORPORATED+<<                                                       122,954
        25,846    HOLLY CORPORATION                                                                662,175
        10,353    WD-40 COMPANY                                                                    294,025
        18,589    WORLD FUEL SERVICES CORPORATION                                                  893,573

                                                                                                 1,972,727
                                                                                             -------------

PHARMACEUTICALS: 1.11%
         9,327    KENDLE INTERNATIONAL INCORPORATED+                                               155,947
        21,811    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                     469,155
        19,158    PHARMERICA CORPORATION+<<                                                        355,764
        30,628    SALIX PHARMACEUTICALS LIMITED+<<                                                 651,151
        38,657    SAVIENT PHARMACEUTICALS INCORPORATED+<<                                          587,586
        48,579    VIROPHARMA INCORPORATED+                                                         467,330

                                                                                                 2,686,933
                                                                                             -------------

PRIMARY METAL INDUSTRIES: 2.00%
        29,237    BELDEN CDT INCORPORATED                                                          675,375
        12,670    BRUSH ENGINEERED MATERIALS INCORPORATED+                                         309,908
        28,844    CENTURY ALUMINUM COMPANY+<<                                                      269,691
        28,579    CURTISS-WRIGHT CORPORATION                                                       975,401
        11,830    ENCORE WIRE CORPORATION                                                          264,282
        18,907    GIBRALTAR INDUSTRIES INCORPORATED                                                250,896
        23,398    MUELLER INDUSTRIES INCORPORATED                                                  558,510
         5,666    OLYMPIC STEEL INCORPORATED                                                       162,558
        18,267    RTI INTERNATIONAL METALS INCORPORATED+                                           455,031
        17,389    TEXAS INDUSTRIES INCORPORATED<<                                                  730,164
        13,644    TREDEGAR CORPORATION                                                             197,838

                                                                                                 4,849,654
                                                                                             -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.20%
        24,014    BOWNE & COMPANY INCORPORATED                                                     184,908
         7,002    CONSOLIDATED GRAPHICS INCORPORATED+                                              174,700

218 Wells Fargo Advantage Master Portfolios                 Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

        SHARES     SECURITY NAME                                                                VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

        18,071     EW SCRIPPS COMPANY+                                                       $     135,533

                                                                                                   495,141
                                                                                             -------------

REAL ESTATE: 0.33%
        22,494     FORESTAR REAL ESTATE GROUP INCORPORATED+                                        386,447
        19,869     MERITAGE CORPORATION+                                                           403,341

                                                                                                   789,788
                                                                                             -------------

REAL ESTATE INVESTMENT TRUST (REIT): 1.53%
        28,270     CEDAR SHOPPING CENTERS INCORPORATED                                             182,342
        54,225     EXTRA SPACE STORAGE INCORPORATED                                                572,074
        59,727     LEXINGTON CORPORATE PROPERTIES TRUST                                            304,607
        24,161     PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                     183,865
        79,648     SENIOR HOUSING PROPERTIES TRUST                                               1,522,073
        25,258     TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                    943,134

                                                                                                 3,708,095
                                                                                             -------------

RESTAURANTS: 0.19%
        11,307     BUFFALO WILD WINGS INCORPORATED+<<                                              470,484
                                                                                             -------------

RETAIL, TRADE & SERVICES: 0.49%
        13,349     MARINEMAX INCORPORATED+<<                                                       104,256
        32,728     MEN'S WEARHOUSE INCORPORATED<<                                                  808,382
        14,321     PETMED EXPRESS INCORPORATED<<                                                   269,951

                                                                                                 1,182,589
                                                                                             -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
        16,353     A. SCHULMAN INCORPORATED                                                        325,915
        20,633     WEST PHARMACEUTICAL SERVICES INCORPORATED                                       837,906

                                                                                                 1,163,821
                                                                                             -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.74%
        12,833     GREENHILL & COMPANY INCORPORATED<<                                            1,149,580
        27,337     INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                       763,249
        33,640     LABRANCHE & COMPANY INCORPORATED+                                               114,376
        26,801     OPTIONSXPRESS HOLDINGS INCORPORATED                                             463,121
        10,212     PIPER JAFFRAY COMPANIES INCORPORATED+<<                                         487,317
        18,802     STIFEL FINANCIAL CORPORATION+<<                                               1,032,230
        15,222     SWS GROUP INCORPORATED                                                          219,197

                                                                                                 4,229,070
                                                                                             -------------

SOCIAL SERVICES: 0.15%
         4,566     ALMOST FAMILY INCORPORATED+<<                                                   135,839
        16,090     RES-CARE INCORPORATED+                                                          228,639

                                                                                                   364,478
                                                                                             -------------

SOFTWARE: 0.12%
        20,414     EPIQ SYSTEMS INCORPORATED+<<                                                    296,003
                                                                                             -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.89%
        17,104     APOGEE ENTERPRISES INCORPORATED                                                 256,902
        14,697     CABOT MICROELECTRONICS CORPORATION+                                             512,337
        11,999     CARBO CERAMICS INCORPORATED<<                                                   618,548
        27,352     EAGLE MATERIALS INCORPORATED                                                    781,720

                                                                                                 2,169,507
                                                                                             -------------

Portfolio of Investments--September 30, 2009            Wells Fargo Advantage Master Portfolios 219

SMALL CAP INDEX PORTFOLIO

        SHARES         SECURITY NAME                                                            VALUE
TECHNOLOGY: 0.10%
        17,823         AVID TECHNOLOGY INCORPORATED+<<                                       $     251,126
                                                                                             -------------

TEXTILE MILL PRODUCTS: 0.64%
        17,189         ALBANY INTERNATIONAL CORPORATION CLASS A                                    333,467
        35,281         INTERFACE INCORPORATED                                                      292,832
         8,704         OXFORD INDUSTRIES INCORPORATED                                              171,469
        30,921         WOLVERINE WORLD WIDE INCORPORATED                                           768,078

                                                                                                 1,565,846
                                                                                             -------------

TEXTILES - PRODUCTS: 0.23%
        44,728         ICONIX BRAND GROUP INCORPORATED+                                            557,758
                                                                                             -------------

TOBACCO PRODUCTS: 0.10%
        55,933         ALLIANCE ONE INTERNATIONAL INCORPORATED+<<                                  250,580
                                                                                             -------------

TRANSPORTATION  BY AIR: 0.55%
         6,796         AIR METHODS CORPORATION+                                                    221,346
        18,418         BRISTOW GROUP INCORPORATED+                                                 546,830
        34,882         SKYWEST INCORPORATED                                                        578,344

                                                                                                 1,346,520
                                                                                             -------------

TRANSPORTATION EQUIPMENT: 2.39%
         9,293         AEROVIRONMENT INCORPORATED+                                                 261,040
         7,660         ARCTIC CAT INCORPORATED                                                      54,080
        12,454         ATC TECHNOLOGY CORPORATION+                                                 246,091
        55,369         BRUNSWICK CORPORATION                                                       663,321
        31,951         CLARCOR INCORPORATED                                                      1,001,983
        31,927         GENCORP INCORPORATED+<<                                                     171,129
        15,158         GROUP 1 AUTOMOTIVE INCORPORATED<<                                           406,992
        14,402         HORNBECK OFFSHORE+                                                          396,919
        35,432         ORBITAL SCIENCES CORPORATION+                                               530,417
        20,475         POLARIS INDUSTRIES INCORPORATED<<                                           834,971
        20,631         SPARTAN MOTORS INCORPORATED                                                 106,043
         9,940         STANDARD MOTOR PRODUCTS INCORPORATED                                        151,088
        14,554         SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                              206,667
        10,455         TRIUMPH GROUP INCORPORATED                                                  501,735
        18,245         WINNEBAGO INDUSTRIES INCORPORATED+<<                                        268,384

                                                                                                 5,800,860
                                                                                             -------------

TRANSPORTATION SERVICES: 0.22%
        23,726         HUB GROUP INCORPORATED CLASS A+<<                                           542,139
                                                                                             -------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.16%
        21,811         GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                            1,610,524
        25,532         HAIN CELESTIAL GROUP INCORPORATED+<<                                        489,448
        17,703         MYERS INDUSTRIES INCORPORATED                                               190,661
         8,055         NASH FINCH COMPANY                                                          220,224
         6,389         PERRY ELLIS INTERNATIONAL INCORPORATED+                                     102,480
        10,043         SCHOOL SPECIALTY INCORPORATED+                                              238,220
        14,070         SPARTAN STORES INCORPORATED                                                 198,809
        11,480         THE ANDERSONS INCORPORATED                                                  404,096
        22,600         TRACTOR SUPPLY COMPANY+<<                                                 1,094,292
        14,884         UNITED STATIONERS INCORPORATED+                                             708,627

                                                                                                 5,257,381
                                                                                             -------------

WHOLESALE TRADE-DURABLE GOODS: 1.69%
        10,491         A.M. CASTLE & COMPANY+                                                      104,281
        23,361         APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                494,319

220    Wells Fargo Advantage Master Portfolios     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

      SHARES     SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      26,327     BARNES GROUP INCORPORATED                                                                            $    449,928
      15,471     DIGI INTERNATIONAL INCORPORATED+                                                                          131,813
      28,771     INSIGHT ENTERPRISES INCORPORATED+                                                                         351,294
      16,101     KAMAN CORPORATION CLASS A                                                                                 353,900
      36,508     KNIGHT TRANSPORTATION INCORPORATED<<                                                                      612,604
       2,512     LAWSON PRODUCTS INCORPORATED                                                                               43,734
       7,603     MWI VETERINARY SUPPLY INCORPORATED+                                                                       303,740
      29,212     PEP BOYS-MANNY, MOE & JACK                                                                                285,401
      30,566     POOL CORPORATION<<                                                                                        679,172
      17,525     TYLER TECHNOLOGIES INCORPORATED+                                                                          299,502

                                                                                                                         4,109,688
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $278,202,017)                                                                                242,803,502
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 22.36%

                                                                                    YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.93%
   2,995,525     AIM STIT-LIQUID ASSETS PORTFOLIO                                  0.27%(s)                              2,995,525
   2,995,525     BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                      0.21(s)                               2,995,525
   2,995,525     DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                        0.23(s)                               2,995,525
   2,995,525     DWS MONEY MARKET SERIES INSTITUTIONAL                             0.28(s)                               2,995,525

                                                                                                                        11,982,100
                                                                                                                      ------------

   PRINCIPAL                                                                    INTEREST RATE       MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.43%
$  1,459,358     ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.23%              10/23/2009         1,459,153
   1,459,358     ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.48               10/07/2009         1,459,242
     960,104     ANTALIS US FUNDING CORPORATION++(p)                               0.22               10/09/2009           960,057
   1,152,125     BANK OF IRELAND                                                   0.53               10/01/2009         1,152,125
      76,808     BELMONT FUNDING LLC++(p)                                          0.45               10/02/2009            76,807
      76,808     BELMONT FUNDING LLC++(p)                                          0.45               10/07/2009            76,803
     960,104     BNP PARIBAS (PARIS)                                               0.17               10/01/2009           960,104
     153,617     CALCASIEU PARISH LA+/-ss                                          0.47               12/01/2027           153,617
     211,223     CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss       0.30               06/01/2028           211,223
   1,152,125     CANCARA ASSET SECURITIZATION LIMITED++(p)                         0.27               10/09/2009         1,152,056
     519,615     CHEYNE FINANCE LLC++ +/-####(a)(i)                                0.00               02/25/2008             8,574
     400,050     CHEYNE FINANCE LLC++ +/-####(a)(i)                                0.00               05/19/2008             6,601
     307,233     CITIBANK CREDIT CARD ISSUANCE TRUST++                             0.21               10/08/2009           307,221
     101,675     COLORADO HOUSING & FINANCE AUTHORITY+/-ss                         0.40               10/01/2038           101,675
   1,152,125     CONCORD MINUTEMAN CAPITAL COMPANY++(p)                            0.40               10/13/2009         1,151,971
     307,233     COOK COUNTY IL+/-ss                                               0.70               11/01/2030           307,233
     384,042     CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $384,043)                                         0.08               10/01/2009           384,042
   1,152,125     CROWN POINT CAPITAL COMPANY LLC++(p)                              0.45               10/09/2009         1,152,010
     960,104     DANSKE BANK A/S COPENHAGEN                                        0.17               10/01/2009           960,104
     691,275     DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.50               12/15/2037           691,275
     537,658     DEXIA DELAWARE LLC                                                0.27               10/07/2009           537,634
     192,021     ELYSIAN FUNDING LLC++(p)                                          0.45               10/01/2009           192,021
      57,606     ELYSIAN FUNDING LLC++(P)                                          0.45               10/07/2009            57,602
   1,344,146     ERASMUS CAPITAL CORPORATION++(p)                                  0.24               10/13/2009         1,344,038
   1,344,146     FORTIS FUNDING LLC++                                              0.25               10/22/2009         1,343,950
   1,026,505     GOTHAM FUNDING CORPORATION++(p)                                   0.23               10/13/2009         1,026,426
     384,042     GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED BY MORTGAGE BACKED
                 (MATURITY VALUE $384,043)                                         0.07               10/01/2009           384,042
   1,826,552     GRYPHON FUNDING LIMITED(a)(i)                                     0.00               08/05/2010           619,201
      63,367     HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss             0.36               11/01/2042            63,367
     576,063     HOUSTON TX UTILITY SYSTEM+/-ss                                    0.50               05/15/2034           576,063


Portfolio of Investments--September 30, 2009       Wells Fargo Advantage Master Portfolios    221

SMALL CAP INDEX PORTFOLIO

      PRINCIPAL  SECURITY NAME                                                  INTEREST RATE      MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       192,021  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss            0.35%            07/01/2029    $   192,021
         76,808  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss           0.36             01/01/2018         76,808
      1,497,763  INTESA SANPAOLO SPA                                               0.22             10/14/2009      1,497,763
        153,617  IRISH LIFE & PERMANENT PLC++                                      0.53             10/07/2009        153,603
        992,364  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $992,366)              0.06             10/01/2009        992,364
        115,213  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                            0.36             04/15/2025        115,213
        330,660  LLOYDS TSB BANK PLC                                               0.21             10/30/2009        330,604
        558,205  MANHATTAN ASSET FUNDING COMPANY++(p)                              0.15             10/01/2009        558,205
      1,276,939  MASSACHUSETTS HEFA+/-ss                                           0.32             10/01/2034      1,276,939
      1,344,146  MATCHPOINT MASTER TRUST++(p)                                      0.22             10/16/2009      1,344,023
        165,138  MISSISSIPPI STATE GO+/-ss                                         0.40             11/01/2028        165,138
      1,228,933  MONT BLANC CAPITAL CORPORATION++(p)                               0.24             10/14/2009      1,228,827
        145,936  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                         0.35             02/01/2036        145,936
        576,063  NATEXIS BANQUES POPULAIRES                                        0.20             10/01/2009        576,063
         76,808  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                          0.70             01/01/2018         76,808
        960,104  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                      0.23             10/01/2009        960,104
        244,251  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                          0.36             01/01/2034        244,251
      1,344,146  ROMULUS FUNDING CORPORATION++(p)                                  0.55             10/16/2009      1,343,838
      1,152,125  ROYAL BANK OF SCOTLAND CT                                         0.23             10/14/2009      1,152,125
      1,344,146  SALISBURY RECEIVABLES COMPANY++(p)                                0.22             10/21/2009      1,343,982
      1,152,125  SCALDIS CAPITAL LIMITED++(p)                                      0.27             10/16/2009      1,151,995
      1,344,146  SOLITAIRE FUNDING LLC++(p)                                        0.26             10/13/2009      1,344,029
        883,296  SURREY FUNDING CORPORATION++(p)                                   0.23             10/20/2009        883,189
      1,152,125  TASMAN FUNDING INCORPORATED++(p)                                  0.25             10/15/2009      1,152,013
      1,344,146  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)           0.22             10/19/2009      1,343,998
        345,638  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                 0.35             07/01/2032        345,638
      1,190,529  UNICREDITO ITALIANO (NEW YORK)                                    0.25             10/13/2009      1,190,529
        115,213  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                 0.38             12/15/2040        115,213
        652,527  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.17             07/28/2008        300,162
        378,921  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.20             08/07/2008        174,304
        463,014  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.29             04/30/2008        212,986
        751,432  VICTORIA FINANCE LLC++ +/-####(a)(i)                              0.30             02/15/2008        345,659
      1,152,125  VICTORY RECEIVABLES CORPORATION++(p)                              0.22             10/07/2009      1,152,080

                                                                                                                   42,362,647
                                                                                                                  -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,036,657)                                                         54,344,747
                                                                                                                  -----------

         SHARES                                                                    YIELD
SHORT-TERM INVESTMENTS: 1.40%

MUTUAL FUNDS: 1.20%
      2,910,724  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                      0.22(s)                          2,910,724
                                                                                                                  -----------

      PRINCIPAL                                                                   INTEREST RATE
US TREASURY BILLS: 0.20%
$        55,000  US TREASURY BILL# ##                                                 0.19          11/05/2009         54,995
        100,000  US TREASURY BILL# ##                                                 0.27          11/05/2009         99,991
        175,000  US TREASURY BILL# ##                                                 0.30          11/05/2009        174,984
         50,000  US TREASURY BILL# ##                                                 0.16          02/04/2010         49,981
         90,000  US TREASURY BILL# ##                                                 0.18          02/04/2010         89,965
         30,000  US TREASURY BILL# ##                                                 0.22          02/04/2010         29,988

                                                                                                                      499,904
                                                                                                                  -----------

TOTAL SHORT-TERM INVESTMENTS (COST $3,410,530)                                                                      3,410,628
                                                                                                                  -----------

222   Wells Fargo Advantage Master Portfolios     Portfolio of Investments--September 30, 2009

SMALL CAP INDEX PORTFOLIO

                                                                                                                    VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $337,649,204)*                                                              123.64%                        $300,558,877

OTHER ASSETS AND LIABILITIES, NET                                                 (23.64)                         (57,464,287)
                                                                                  ------                         ------------

TOTAL NET ASSETS                                                                  100.00%                        $243,094,590
                                                                                  ------                         ------------

------------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#    Security pledged as collateral for futures transactions.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,910,724.

* Cost for federal income tax purposes is $343,210,394 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 27,396,700
Gross unrealized depreciation    (70,048,217)
                                ------------
Net unrealized depreciation     $(42,651,517)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                  Wells Fargo Advantage Master Portfolios 223

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                            VALUE
COMMON STOCKS: 100.04%

AMUSEMENT & RECREATION SERVICES: 0.93%

      95,040    BALLY TECHNOLOGIES INCORPORATED+                                                     $  3,646,685
                                                                                                     ------------

APPAREL & ACCESSORY STORES: 3.36%
     633,750    CHARMING SHOPPES INCORPORATED+<<                                                        3,111,713
     458,090    FINISH LINE INCORPORATED CLASS A                                                        4,654,194
   1,431,660    WET SEAL INCORPORATED CLASS A+                                                          5,411,675

                                                                                                       13,177,582
                                                                                                     ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.23%
     145,080    COPART INCORPORATED+                                                                    4,818,107
                                                                                                     ------------

BIOPHARMACEUTICALS: 0.46%
      40,660    ALEXION PHARMACEUTICALS INCORPORATED+                                                   1,810,996
                                                                                                     ------------

BIOTECHNOLOGY: 1.71%
     195,350    ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                 4,430,538
      94,180    TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                           1,789,420
      34,540    TRANSCEPT PHARMACEUTICALS INCORPORATED+<<                                                 477,688

                                                                                                        6,697,646
                                                                                                     ------------

BUSINESS SERVICES: 12.95%
     135,920    ARBITRON INCORPORATED                                                                   2,821,699
     223,140    BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                   2,878,506
     288,830    COGENT INCORPORATED+                                                                    2,917,183
     177,050    COMMVAULT SYSTEMS INCORPORATED+                                                         3,673,788
      90,362    CONCUR TECHNOLOGIES INCORPORATED+<<                                                     3,592,793
     145,440    CONSTANT CONTACT INCORPORATED+<<                                                        2,799,720
     340,670    HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                  4,943,122
     189,680    OMNICELL INCORPORATED+                                                                  2,113,035
     349,640    PARAMETRIC TECHNOLOGY CORPORATION+                                                      4,832,025
     303,700    S1 CORPORATION+                                                                         1,876,866
     385,890    SKILLSOFT PLC ADR+                                                                      3,704,544
     183,430    SOLARWINDS INCORPORATED+<<                                                              4,040,963
     254,250    SPHERION CORPORATION+                                                                   1,578,893
     360,840    SUCCESSFACTORS INCORPORATED+<<                                                          5,077,019
     135,570    ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                 3,893,570

                                                                                                       50,743,726
                                                                                                     ------------

CHEMICALS & ALLIED PRODUCTS: 3.19%
     180,770    CALGON CARBON CORPORATION+                                                              2,680,819
     141,260    CRUCELL NV ADR+<<                                                                       3,233,441
     241,500    OLIN CORPORATION                                                                        4,211,760
      55,340    SCOTTS MIRACLE-GRO COMPANY                                                              2,376,853

                                                                                                       12,502,873
                                                                                                     ------------

COMMUNICATIONS: 3.43%
     362,740    BRIGHTPOINT INCORPORATED+<<                                                             3,173,975
     216,670    NEUSTAR INCORPORATED CLASS A+                                                           4,896,742
     235,686    NEUTRAL TANDEM INCORPORATION+<<                                                         5,364,213

                                                                                                       13,434,930
                                                                                                     ------------

DEPOSITORY INSTITUTIONS: 3.43%
     648,160    FBR CAPITAL MARKETS CORPORATION+<<(i)                                                   3,843,589
      96,880    HOME BANCSHARES INCORPORATED<<                                                          2,123,610
      97,100    SIGNATURE BANK+<<                                                                       2,815,900
     163,870    TCF FINANCIAL CORPORATION<<                                                             2,136,865

224 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
      89,650    WINTRUST FINANCIAL CORPORATION<<                                                     $  2,506,614

                                                                                                       13,426,578
                                                                                                     ------------

EATING & DRINKING PLACES: 1.63%
     891,610    DENNYS CORPORATION+                                                                     2,371,683
     378,870    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                   4,023,599

                                                                                                        6,395,282
                                                                                                     ------------

EDUCATIONAL SERVICES: 0.71%
     150,020    CORINTHIAN COLLEGES INCORPORATED+<<                                                     2,784,371
                                                                                                     ------------

ELECTRIC, GAS & SANITARY SERVICES: 0.71%
      49,110    CLEAN HARBORS INCORPORATED+<<                                                           2,762,929
                                                                                                     ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.40%
     427,290    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                            1,696,341
   1,011,610    ATMEL CORPORATION+                                                                      4,238,646
     516,170    MICREL INCORPORATED                                                                     4,206,786
     202,570    MICROSEMI CORPORATION+                                                                  3,198,580
      82,610    NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                   3,717,450
     219,290    OSI SYSTEMS INCORPORATED+                                                               4,010,814
     274,970    PMC-SIERRA INCORPORATED+                                                                2,628,713
     139,560    POLYCOM INCORPORATED+<<                                                                 3,733,230
      79,825    SILICON LABORATORIES INCORPORATED+<<                                                    3,700,687
     224,660    TESSERA TECHNOLOGIES INCORPORATED+                                                      6,265,767
     101,540    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                               3,334,574

                                                                                                       40,731,588
                                                                                                     ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.41%
      59,520    GEN-PROBE INCORPORATED+                                                                 2,466,509
     154,330    LUMINEX CORPORATION+                                                                    2,623,610
     372,420    RTI BIOLOGICS INCORPORATION+                                                            1,620,027
     193,980    SEATTLE GENETICS INCORPORATED+                                                          2,721,539

                                                                                                        9,431,685
                                                                                                     ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.06%
     362,470    MUELLER WATER PRODUCTS INCORPORATED                                                     1,986,336
      66,930    SHAW GROUP INCORPORATED+<<                                                              2,147,784

                                                                                                        4,134,120
                                                                                                     ------------

FOOD & KINDRED PRODUCTS: 1.83%
     391,060    SMART BALANCE INCORPORATED+                                                             2,401,108
     175,030    SMITHFIELD FOODS INCORPORATED+<<                                                        2,415,414
      97,890    UNITED NATURAL FOODS INCORPORATED+                                                      2,341,529

                                                                                                        7,158,051
                                                                                                     ------------

GENERAL MERCHANDISE STORES: 0.84%
     245,780    99 CENTS ONLY STORES+<<                                                                 3,305,741
                                                                                                     ------------

HEALTHCARE: 1.27%
     128,130    INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                           4,962,475
                                                                                                     ------------

HEALTH SERVICES: 4.12%
     153,110    GENOPTIX INCORPORATED+<<                                                                5,325,166
      75,840    IPC THE HOSPITALIST COMPANY+                                                            2,385,168
     140,700    LHC GROUP INCORPORATED+<<                                                               4,211,151
      65,100    LINCARE HOLDINGS INCORPORATED+<<                                                        2,034,375
     224,000    NEKTAR THERAPEUTICS+                                                                    2,181,760

                                                                                                       16,137,620
                                                                                                     ------------

Portfolio of Investments--September 30, 2009                                           Wells Fargo Advantage Master Portfolios 225

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                            VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.09%
     207,150    ORION MARINE GROUP INCORPORATED+                                                     $  4,254,861
                                                                                                     ------------

HOLDING & OTHER INVESTMENT OFFICES: 0.63%
     116,130    SILVER STANDARD RESOURCES INCORPORATED+<<                                               2,480,537
                                                                                                     ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.54%
     195,400    MONARCH CASINO & RESORT INCORPORATED+                                                   2,102,504
                                                                                                     ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.91%
     428,140    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                            3,365,180
     275,280    INTERMEC INCORPORATED+                                                                  3,881,448
     109,350    KAYDON CORPORATION<<                                                                    3,545,127
     130,790    NATURAL GAS SERVICES GROUP INCORPORATED+                                                2,304,520
     256,470    NETEZZA CORPORATION+<<                                                                  2,882,723
     148,570    RIVERBED TECHNOLOGY INCORPORATED+                                                       3,262,597

                                                                                                       19,241,595
                                                                                                     ------------

INSURANCE CARRIERS: 3.70%
     119,510    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+<<                                            4,025,097
      43,370    ENSTAR GROUP LIMITED+<<                                                                 2,700,650
     157,320    GENWORTH FINANCIAL INCORPORATED+                                                        1,879,974
     228,380    VALIDUS HOLDINGS LIMITED                                                                5,892,204

                                                                                                       14,497,925
                                                                                                     ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.18%
     255,550    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                       4,323,906
     145,520    ARGON ST INCORPORATED+                                                                  2,772,156
     552,860    DEXCOM INCORPORATED+<<                                                                  4,384,180
     227,910    EMDEON INCORPORATED+                                                                    3,692,142
     330,690    ENDOLOGIX INCORPORATED+                                                                 2,046,971
      49,070    HEARTWARE INTERNATIONAL INCORPORATED+<<                                                 1,471,609
     762,098    INFINERA CORPORATION+<<                                                                 6,058,679
     166,145    SONOSITE INCORPORATED+<<                                                                4,396,197
     446,500    SPECTRANETICS CORPORATION+                                                              2,862,065
     162,410    THORATEC CORPORATION+<<                                                                 4,916,151
     137,540    ZOLL MEDICAL CORPORATION+                                                               2,959,861

                                                                                                       39,883,917
                                                                                                     ------------

MISCELLANEOUS RETAIL: 1.10%
     192,700    DICK'S SPORTING GOODS INCORPORATED+<<                                                   4,316,480
                                                                                                     ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
     281,620    HEARTLAND EXPRESS INCORPORATED<<                                                        4,055,328
                                                                                                     ------------

OIL & GAS EXTRACTION: 4.41%
      90,320    ATWOOD OCEANICS INCORPORATED+                                                           3,185,586
      98,480    CONCHO RESOURCES INCORPORATED+                                                          3,576,794
     230,390    MCMORAN EXPLORATION COMPANY+                                                            1,739,445
     172,490    PETROHAWK ENERGY CORPORATION+                                                           4,175,983
   1,375,660    VANTAGE DRILLING COMPANY+<<                                                             2,517,458
     135,910    WILLBROS GROUP INCORPORATED+<<                                                          2,069,909

                                                                                                       17,265,175
                                                                                                     ------------

PERSONAL SERVICES: 1.62%
      65,910    COINSTAR INCORPORATED+<<                                                                2,173,712
     253,030    ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                        4,177,525

                                                                                                        6,351,237
                                                                                                     ------------

226 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

      SHARES    SECURITY NAME                                                                           VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.28%
     152,859    GREEN PLAINS RENEWABLE ENERGY INCORPORATED+<<                                        $  1,085,299
                                                                                                     ------------

PHARMACEUTICALS: 1.84%
     434,955    INSPIRE PHARMACEUTICALS INCORPORATED+                                                   2,270,465
     240,120    ISIS PHARMACEUTICALS INCORPORATED+<<                                                    3,498,548
      87,660    KENDLE INTERNATIONAL INCORPORATED+                                                      1,465,675

                                                                                                        7,234,688
                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 1.75%
     341,060    HORSEHEAD HOLDING CORPORATION+                                                          3,997,223
     187,650    STEEL DYNAMICS INCORPORATED                                                             2,878,551

                                                                                                        6,875,774
                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.53%
     275,830    BOWNE & COMPANY INCORPORATED                                                            2,123,891
     310,260    DOLAN MEDIA COMPANY+                                                                    3,720,017
     237,290    ROVI CORPORATION+                                                                       7,972,944

                                                                                                       13,816,852
                                                                                                    ------------

RAILROAD TRANSPORTATION: 0.57%
      73,120    GENESEE & WYOMING INCORPORATED+<<                                                       2,216,998
                                                                                                     ------------

RENTAL AUTO/EQUIPMENT: 0.79%
     284,440    HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                   3,080,485
                                                                                                     ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.79%
     250,240    JARDEN CORPORATION                                                                      7,024,237
                                                                                                     ------------

SATELLITE: 0.41%
     142,300    IRADIUM COMMUNICATIONS INCORPORATED+                                                    1,623,643
                                                                                                     ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.82%
     144,760    EVERCORE PARTNERS INCORPORATED CLASS A                                                  4,229,887
     133,880    KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                              2,911,890

                                                                                                        7,141,777
                                                                                                     ------------

TRANSPORTATION EQUIPMENT: 0.49%
     284,590    DANA HOLDING CORPORATION+                                                               1,938,058
                                                                                                     ------------

TRANSPORTATION SERVICES: 1.11%
     189,570    HUB GROUP INCORPORATED CLASS A+<<                                                       4,331,675
                                                                                                     ------------

WHOLESALE TRADE-DURABLE GOODS: 0.78%
      73,170    TECH DATA CORPORATION+                                                                  3,044,603
                                                                                                     ------------

TOTAL COMMON STOCKS (COST $328,614,427)                                                               391,926,633
                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING: 12.30%

                                                                                           YIELD
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.67%
   2,614,657    AIM STIT-LIQUID ASSETS PORTFOLIO                                          0.27%(s)      2,614,657
   2,614,657    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                              0.21(s)       2,614,657
   2,614,657    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                0.23(s)       2,614,657
   2,614,657    DWS MONEY MARKET SERIES INSTITUTIONAL                                     0.28(s)       2,614,657

                                                                                                       10,458,628
                                                                                                     ------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 227

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 9.63%
$   1,273,807   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.23%        10/23/2009       $   1,273,628
    1,273,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.48         10/07/2009           1,273,705
      838,031   ANTALIS US FUNDING CORPORATION++(p)                                    0.22         10/09/2009             837,990
    1,005,637   BANK OF IRELAND                                                        0.53         10/01/2009           1,005,637
       67,042   BELMONT FUNDING LLC++(p)                                               0.45         10/02/2009              67,042
       67,042   BELMONT FUNDING LLC++(p)                                               0.45         10/07/2009              67,037
      838,031   BNP PARIBAS (PARIS)                                                    0.17         10/01/2009             838,031
      134,085   CALCASIEU PARISH LA+/-ss                                               0.47         12/01/2027             134,085
      184,367   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.30         06/01/2028             184,367
    1,005,637   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.27         10/09/2009           1,005,577
      689,048   CHEYNE FINANCE LLC++ +/-####(a)(i)                                     0.00         02/25/2008              11,369
      530,496   CHEYNE FINANCE LLC++ +/-####(a)(i)                                     0.00         05/19/2008               8,753
      268,170   CITIBANK CREDIT CARD ISSUANCE TRUST++                                  0.21         10/08/2009             268,159
       88,747   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.40         10/01/2038              88,747
    1,005,637   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.40         10/13/2009           1,005,503
      268,170   COOK COUNTY IL+/-ss                                                    0.70         11/01/2030             268,170
      335,212   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $335,213)                                              0.08         10/01/2009             335,212
    1,005,637   CROWN POINT CAPITAL COMPANY LLC++(p)                                   0.45         10/09/2009           1,005,537
      838,031   DANSKE BANK A/S COPENHAGEN                                             0.17         10/01/2009             838,031
      603,382   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.50         12/15/2037             603,382
      469,297   DEXIA DELAWARE LLC                                                     0.27         10/07/2009             469,276
      167,606   ELYSIAN FUNDING LLC++(p)                                               0.45         10/01/2009             167,606
       50,282   ELYSIAN FUNDING LLC++(p)                                               0.45         10/07/2009              50,278
    1,173,243   ERASMUS CAPITAL CORPORATION++(p)                                       0.24         10/13/2009           1,173,149
    1,173,243   FORTIS FUNDING LLC++                                                   0.25         10/22/2009           1,173,072
      895,989   GOTHAM FUNDING CORPORATION++(p)                                        0.23         10/13/2009             895,920
      335,212   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED BY MORTGAGE BACKED
                (MATURITY VALUE $335,213)                                              0.07         10/01/2009             335,212
    2,422,143   GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/05/2010             821,106
       55,310   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.36         11/01/2042              55,310
      502,819   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.50         05/15/2034             502,819
      167,606   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                 0.35         07/01/2029             167,606
       67,042   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                0.36         01/01/2018              67,042
    1,307,328   INTESA SANPAOLO SPA                                                    0.22         10/14/2009           1,307,328
      134,085   IRISH LIFE & PERMANENT PLC++                                           0.53         10/07/2009             134,073
      866,189   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 886,190)                  0.06         10/01/2009             866,189
      100,564   KANSAS CITY MO SPERCIAL OBLIGATION+/-ss                                0.36         04/15/2025             100,564
      288,618   LLOYDS TSB BANK PLC                                                    0.21         10/30/2009             288,569
      487,231   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.15         10/01/2009             487,231
    1,114,581   MASSACHUSETTS HEFA+/-ss                                                0.32         10/01/2034           1,114,581
    1,173,243   MATCHPOINT MASTER TRUST++(p)                                           0.22         10/16/2009           1,173,136
      144,141   MISSISSIPPI STATE GO+/-ss                                              0.40         11/01/2028             144,141
    1,072,680   MONT BLANC CAPITAL CORPORATION++(p)                                    0.24         10/14/2009           1,072,587
      127,381   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35         02/01/2036             127,381
      502,819   NATEXIS BANQUES POPULAIRES                                             0.20         10/01/2009             502,819
       67,042   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.70         01/01/2018              67,042
      838,031   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.23         10/01/2009             838,031
      213,195   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.36         01/01/2034             213,195
    1,173,243   ROMULUS FUNDING CORPORATION++(p)                                       0.55         10/16/2009           1,172,974
    1,005,637   ROYAL BANK OF SCOTLAND CT                                              0.23         10/14/2009           1,005,637
    1,173,243   SALISBURY RECEIVABLES COMPANY++(p)                                     0.22         10/21/2009           1,173,100
    1,005,637   SCALDIS CAPITAL LIMITED++(p)                                           0.27         10/16/2009           1,005,524
    1,173,243   SOLITAIRE FUNDING LLC++(p)                                             0.26         10/13/2009           1,173,142

228 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     770,988   SURREY FUNDING CORPORATION++(p)                                        0.23%        10/20/2009       $     770,895
    1,005,637   TASMAN FUNDING INCORPORATED++(p)                                       0.25         10/15/2009           1,005,539
    1,173,243   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.22         10/19/2009           1,173,114
      301,691   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.35         07/01/2032             301,691
    1,039,158   UNICREDITO ITALIANO (NEW YORK)                                         0.25         10/13/2009           1,039,158
      100,564   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.38         12/15/2040             100,564
      865,299   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.17         07/28/2008             398,038
      502,477   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.20         08/07/2008             231,139
      613,990   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.29         04/30/2008             282,435
      996,454   VICTORIA FINANCE LLC++ +/-####(a)(i)                                   0.30         02/15/2008             458,369
    1,005,637   VICTORY RECEIVABLES CORPORATION++(p)                                   0.22         10/07/2009           1,005,604

                                                                                                                        37,732,148
                                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,041,669)                                                              48,190,776
                                                                                                                     -------------

       SHARES                                                                       YIELD
SHORT-TERM INVESTMENTS: 1.00%
    3,924,570   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.22(s)                               3,924,570
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,924,570)                                                                           3,924,570
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $382,580,666)*                                                  113.34%                                        $ 444,041,979

OTHER ASSETS AND LIABILITIES, NET                                     (13.34)                                          (52,253,739)
                                                                      ------                                         -------------

TOTAL NET ASSETS                                                      100.00%                                        $ 391,788,240
                                                                      ------                                         -------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers under rule 144A or securities offered pursuant to section 4(2) of the Securities" Act of 1933, as amended.

(p)   Asset-backed commercial paper.

+/-   Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(s)   Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++   Short-term security of an affiliate of the Fund with a cost of $3,924,570.

* Cost for federal income tax purposes is $399,030,001 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                  $   72,634,452
Gross unrealized depreciation                     (27,622,474)
                                               --------------
Net unrealized appreciation                    $   45,011,978

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 229

SMALL COMPANY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.18%

APPAREL & ACCESSORY STORES: 2.73%
       69,900   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                 $  2,298,312
       60,830   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                           1,822,467
      150,380   DSW INCORPORATED CLASS A<<+                                                                              2,401,569

                                                                                                                         6,522,348
                                                                                                                      ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.20%
      137,000   HANESBRANDS INCORPORATED+                                                                                2,931,800
      140,790   VOLCOM INCORPORATED<<+                                                                                   2,320,219

                                                                                                                         5,252,019
                                                                                                                      ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.90%
      169,920   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                    2,154,586
                                                                                                                      ------------

BIOTECHNOLOGY 0.45%
       57,170   TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION                                                            1,086,230
                                                                                                                      ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.98%
      109,890   TUTOR PRINI CORPORATION<<+                                                                               2,340,657
                                                                                                                      ------------

BUSINESS SERVICES: 8.01%
      215,840   AIRCASTLE LIMITED                                                                                        2,087,173
       55,540   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                               2,625,376
      269,840   EARTHLINK INCORPORATED                                                                                   2,269,354
       33,870   MICROSTRATEGY INCORPORATED CLASS A+                                                                      2,423,060
      192,600   NCR CORPORATION+                                                                                         2,661,732
       44,320   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            2,009,026
      105,640   SYNNEX CORPORATION<<+                                                                                    3,219,907
      131,100   TAL INTERNATIONAL GROUP INCORPORATED                                                                     1,864,242

                                                                                                                        19,159,870
                                                                                                                      ------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
       73,900   CYTEC INDUSTRIES INCORPORATED<<                                                                          2,399,533
      190,530   ELIZABETH ARDEN INCORPORATED+                                                                            2,242,538
      122,200   OLIN CORPORATION                                                                                         2,131,168
      163,910   ROCKWOOD HOLDINGS INCORPORATED+                                                                          3,371,629
      334,920   USEC INCORPORATED<<+                                                                                     1,570,775

                                                                                                                        11,715,643
                                                                                                                      ------------

COMMERCIAL SERVICES: 0.60%
       76,610   RENT-A-CENTER INCORPORATED<<+                                                                            1,446,397
                                                                                                                      ------------

COMMUNICATIONS: 1.26%
      858,540   CINCINNATI BELL INCORPORATED+                                                                            3,004,890
                                                                                                                      ------------

COMMUNICATIONS EQUIPMENT: 1.02%
       81,150   COMMSCOPE INCORPORATED<<+                                                                                2,428,820
                                                                                                                      ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.01%
       54,930   CHEMED CORPORATION                                                                                       2,410,878
                                                                                                                      ------------

DEPOSITORY INSTITUTIONS: 11.42%
      178,700   ASSOCIATED BANC-CORP<<                                                                                   2,040,754
       61,250   BANK OF THE OZARKS INCORPORATED                                                                          1,624,963
      141,590   CARDINAL FINANCIAL CORPORATION                                                                           1,165,286
       51,700   CITY NATIONAL CORPORATION<<                                                                              2,012,681
      170,040   EAST WEST BANCORP INCORPORATED<<                                                                         1,411,332

230 Wells Fargo Advantage Master Portfolios                                            Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

       SHARES   SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      164,776   FIRST HORIZON NATIONAL CORPORATION<<+                                                                 $  2,179,988
      137,410   PACWEST BANCORP<<                                                                                        2,617,661
      117,200   PINNACLE FINANCIAL PARTNERS INCORPORATED<<+                                                              1,489,612
       70,540   PRIVATEBANCORP INCORPORATED<<                                                                            1,725,408
       49,600   SVB FINANCIAL GROUP<<+                                                                                   2,146,192
      121,200   TCF FINANCIAL CORPORATION<<                                                                              1,580,448
      193,850   UMPQUA HOLDINGS CORPORATION                                                                              2,054,810
      141,910   WASHINGTON FEDERAL INCORPORATED                                                                          2,392,603
      154,120   WESTERN ALLIANCE BANCORP<<+                                                                                972,497
       67,990   WINTRUST FINANCIAL CORPORATION<<                                                                         1,901,000

                                                                                                                        27,315,235
                                                                                                                      ------------
EATING & DRINKING PLACES: 1.82%
      262,180   CKE RESTAURANTS INCORPORATED                                                                             2,750,268
      145,510   SONIC CORPORATION<<+                                                                                     1,609,341

                                                                                                                         4,359,609
                                                                                                                      ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.67%
       77,200   ENERGEN CORPORATION                                                                                      3,327,320
      126,830   GREAT PLAINS ENERGY INCORPORATED<<                                                                       2,276,599
       96,060   PORTLAND GENERAL ELECTRIC COMPANY<<                                                                      1,894,303
       57,480   UNITIL CORPORATION                                                                                       1,290,426

                                                                                                                         8,788,648
                                                                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.64%
       80,480   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                2,673,546
      144,500   GRAFTECH INTERNATIONAL LIMITED+                                                                          2,124,150
      221,700   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                            1,551,900
      335,420   RF MICRO DEVICES INCORPORATED+                                                                           1,821,331
      256,060   TTM TECHNOLOGIES INCORPORATED+                                                                           2,937,008

                                                                                                                        11,107,935
                                                                                                                      ------------

FOOD & KINDRED PRODUCTS: 1.69%
       67,840   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                               2,222,438
       63,980   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,824,710

                                                                                                                         4,047,148
                                                                                                                      ------------

GENERAL MERCHANDISE STORES: 0.72%
      129,970   CABELA'S INCORPORATED<<+                                                                                 1,733,800
                                                                                                                      ------------

HEALTH SERVICES: 1.11%
      173,220   HEALTHWAYS INCORPORATED+                                                                                 2,653,730
                                                                                                                      ------------

HOLDING & OTHER INVESTMENT OFFICES: 7.26%
       81,850   AMERICAN CAMPUS COMMUNITIES                                                                              2,197,673
      180,790   BIOMED REALTY TRUST INCORPORATED                                                                         2,494,902
       61,690   CORPORATE OFFICE PROPERTIES TRUST                                                                        2,275,127
      200,950   FIRST POTOMAC REALTY TRUST                                                                               2,322,982
      161,880   LASALLE HOTEL PROPERTIES                                                                                 3,182,561
      165,800   NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED+                                                               1,198,734
      130,000   REDWOOD TRUST INCORPORATED                                                                               2,015,000
      235,794   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                                  1,674,137

                                                                                                                        17,361,116
                                                                                                                      ------------

Portfolio of Investments--September 30, 2009                                            Wells Fargo Advantage Master Portfolios 231

SMALL COMPANY VALUE PORTFOLIO

       SHARES      SECURITY NAME                                                                                 VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.84%
      140,610      AMERISTAR CASINOS INCORPORATED<<                                                          $     2,218,826
      207,500      BOYD GAMING CORPORATION+                                                                        2,267,975
      114,610      GAYLORD ENTERTAINMENT COMPANY<<+                                                                2,303,661

                                                                                                                   6,790,462
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.77%
      164,120      ALTRA HOLDINGS INCORPORATED+                                                                    1,836,503
       59,610      BLACK BOX CORPORATION                                                                           1,495,615
       68,790      BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                      2,450,300
       83,460      LEXMARK INTERNATIONAL INCORPORATED<<+                                                           1,797,728
      123,630      VERIGY LIMITED<<+                                                                               1,436,581

                                                                                                                   9,016,727
                                                                                                             ---------------

INSURANCE CARRIERS: 3.63%
       99,760      AMERIGROUP CORPORATION+                                                                         2,211,679
       72,571      ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                                    2,444,197
      109,750      ASSURED GUARANTY LIMITED<<                                                                      2,131,345
      105,910      UNITED FIRE & CASUALTY COMPANY                                                                  1,895,789

                                                                                                                   8,683,010
                                                                                                             ---------------

INVESTMENT COMPANIES: 1.19%
      297,100      APOLLO INVESTMENT CORPORATION                                                                   2,837,305
                                                                                                             ---------------

LEISURE, SPORTING & RECREATION: 0.94%
      296,790      CALLAWAY GOLF COMPANY                                                                           2,258,572
                                                                                                             ---------------

METAL FABRICATE, HARDWARE: 1.78%
      197,360      CHART INDUSTRIES INCORPORATED+                                                                  4,261,002
                                                                                                             ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.71%
      120,010      RC2 CORPORATION+                                                                                1,710,143
                                                                                                             ---------------

OIL & GAS EXTRACTION: 4.88%
      150,810      BERRY PETROLEUM COMPANY CLASS A<<                                                               4,038,692
      235,500      GLOBAL INDUSTRIES LIMITED<<+                                                                    2,237,250
       51,400      UNIT CORPORATION+                                                                               2,120,250
       56,820      WHITING PETROLEUM CORPORATION<<+                                                                3,271,696

                                                                                                                  11,667,888
                                                                                                             ---------------

PAPER & ALLIED PRODUCTS: 1.50%
      217,950      TEMPLE-INLAND INCORPORATED                                                                      3,578,739
                                                                                                             ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.02%
       94,800      HOLLY CORPORATION                                                                               2,428,776
                                                                                                             ---------------

PHARMACEUTICALS: 0.55%
      225,100      ALLION HEALTHCARE INCORPORATED+                                                                 1,316,835
                                                                                                             ---------------

PRIMARY METAL INDUSTRIES: 0.80%
       82,810      BELDEN CDT INCORPORATED                                                                         1,912,911
                                                                                                             ---------------

RAILROAD TRANSPORTATION: 1.33%
      119,900      KANSAS CITY SOUTHERN<<+                                                                         3,176,151
                                                                                                             ---------------


REAL ESTATE INVESTMENT TRUST (REIT): 0.90%
      162,200      DUPONT FABROS TECHNOLOGY INCORPORATION+                                                         2,162,126

                        232 Wells Fargo Advantage Master


                                    Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                                VALUE
----------   ----------------------------------------------------------------------                                   -------------
RETAIL: 0.80%
    79,380   GENESCO INCORPORATED+                                                                                    $   1,910,677
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.74%
   152,880   COOPER TIRE & RUBBER COMPANY                                                                                 2,687,630
   166,670   TITAN INTERNATIONAL INCORPORATED                                                                             1,483,363
                                                                                                                          4,170,993
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.00%
    59,300   LAZARD LIMITED                                                                                               2,449,683
   100,700   RAYMOND JAMES FINANCIAL INCORPORATED                                                                         2,344,296
                                                                                                                          4,793,979
                                                                                                                      -------------
SOCIAL SERVICES: 0.71%
   120,080   RES-CARE INCORPORATED+                                                                                       1,706,337
                                                                                                                      -------------
TRANSPORTATION BY AIR: 2.60%
   402,040   AIRTRAN HOLDINGS INCORPORATED<<+                                                                             2,512,750
   115,940   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                   3,706,602
                                                                                                                          6,219,352
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 1.19%
   158,080   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    2,854,925
                                                                                                                      -------------
TRANSPORTATION SERVICES: 0.76%
    64,870   GATX CORPORATION                                                                                             1,813,117
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 2.15%
   133,190   A.M. CASTLE & COMPANY+                                                                                       1,323,909
   123,480   BARNES GROUP INCORPORATED                                                                                    2,110,273
    59,020   WESCO INTERNATIONAL INCORPORATED<<+                                                                          1,699,769
                                                                                                                          5,133,951
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $175,650,794)                                                                                 225,293,537
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 17.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.91%                                          YIELD
                                                                                      -------------
 2,340,439   AIM STIT-LIQUID ASSETS PORTFOLIO                                              0.27%(S)                       2,340,439
 2,340,439   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                  0.21(S)                        2,340,439
 2,340,439   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                    0.23(S)                        2,340,439
 2,340,439   DWS MONEY MARKET SERIES INSTITUTIONAL                                         0.28(S)                        2,340,439
                                                                                                                          9,361,756
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
----------                                                                            -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.94%
$1,140,214   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                   0.23%        10/23/2009         1,140,053
 1,140,214   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.48         10/07/2009         1,140,122
   750,141   ANTALIS US FUNDING CORPORATION++(p)                                           0.22         10/09/2009           750,104
   900,169   BANK OF IRELAND                                                               0.53         10/01/2009           900,169
    60,011   BELMONT FUNDING LLC++(p)                                                      0.45         10/02/2009            60,010
    60,011   BELMONT FUNDING LLC++(p)                                                      0.45         10/07/2009            60,007
   750,141   BNP PARIBAS (PARIS)                                                           0.17         10/01/2009           750,141
   120,022   CALCASIEU PARISH LA+/-ss                                                      0.47         12/01/2027           120,022
   165,031   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.30         06/01/2028           165,031
   900,169   CANCARA ASSET SECURITIZATION LIMITED++(p)                                     0.27         10/09/2009           900,115
   482,407   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         02/25/2008             7,960
   371,404   CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00         05/19/2008             6,128

                   Wells Fargo Advantage Master Portfolios 233


Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
----------   ----------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  240,045   CITIBANK CREDIT CARD ISSUANCE TRUST++                                         0.21%        10/08/2009    $     240,035
    79,440   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     0.40         10/01/2038           79,440
   900,169   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                        0.40         10/13/2009          900,049
   240,045   COOK COUNTY IL+/-ss                                                           0.70         11/01/2030          240,045
   300,056   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $300,057)        0.08         10/01/2009          300,056
   900,169   CROWN POINT CAPITAL COMPANY LLC++(p)                                          0.45         10/09/2009          900,079
   750,141   DANSKE BANK A/S COPENHAGEN                                                    0.17         10/01/2009          750,141
   540,101   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  0.50         12/15/2037          540,101
   420,079   DEXIA DELAWARE LLC                                                            0.27         10/07/2009          420,060
   150,028   ELYSIAN FUNDING LLC++(p)                                                      0.45         10/01/2009          150,028
    45,008   ELYSIAN FUNDING LLC++(p)                                                      0.45         10/07/2009           45,005
 1,050,197   ERASMUS CAPITAL CORPORATION++(p)                                              0.24         10/13/2009        1,050,113
 1,050,197   FORTIS FUNDING LLC++                                                          0.25         10/22/2009        1,050,044
   802,020   GOTHAM FUNDING CORPORATION++(p)                                               0.23         10/13/2009          801,959
   300,056   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $300,057)                   0.07         10/01/2009          300,056
 1,695,758   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010          574,862
    49,509   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.36         11/01/2042           49,509
   450,084   HOUSTON TX UTILITY SYSTEM+/-ss                                                0.50         05/15/2034          450,084
   150,028   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                        0.35         07/01/2029          150,028
    60,011   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       0.36         01/01/2018           60,011
 1,170,219   INTESA SANPAOLO SPA                                                           0.22         10/14/2009        1,170,219
   120,022   IRISH LIFE & PERMANENT PLC++                                                  0.53         10/07/2009          120,012
   775,345   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $775,346)                          0.06         10/01/2009          775,345
    90,017   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.36         04/15/2025           90,017
   258,348   LLOYDS TSB BANK PLC                                                           0.21         10/30/2009          258,305
   436,132   MANHATTAN ASSET FUNDING COMPANY++(p)                                          0.15         10/01/2009          436,132
   997,687   MASSACHUSETTS HEFA+/-ss                                                       0.32         10/01/2034          997,687
 1,050,197   MATCHPOINT MASTER TRUST++(p)                                                  0.22         10/16/2009        1,050,101
   129,024   MISSISSIPPI STATE GO+/-ss                                                     0.40         11/01/2028          129,024
   960,180   MONT BLANC CAPITAL CORPORATION++(p)                                           0.24         10/14/2009          960,097
   114,021   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.35         02/01/2036          114,021
   450,084   NATEXIS BANQUES POPULAIRES                                                    0.20         10/01/2009          450,084
    60,011   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.70         01/01/2018           60,011
   750,141   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.23         10/01/2009          750,141
   190,836   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.36         01/01/2034          190,836
 1,050,197   ROMULUS FUNDING CORPORATION++(p)                                              0.55         10/16/2009        1,049,956
   900,169   ROYAL BANK OF SCOTLAND CT                                                     0.23         10/14/2009          900,169
 1,050,197   SALISBURY RECEIVABLES COMPANY++(p)                                            0.22         10/21/2009        1,050,068
   900,169   SCALDIS CAPITAL LIMITED++(p)                                                  0.27         10/16/2009          900,067
 1,050,197   SOLITAIRE FUNDING LLC++(p)                                                    0.26         10/13/2009        1,050,106
   690,129   SURREY FUNDING CORPORATION++(p)                                               0.23         10/20/2009          690,046
   900,169   TASMAN FUNDING INCORPORATED++(p)                                              0.25         10/15/2009          900,081
 1,050,197   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.22         10/19/2009        1,050,081
   270,051   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35         07/01/2032          270,051
   930,174   UNICREDITO ITALIANO (NEW YORK)                                                0.25         10/13/2009          930,174
    90,017   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.38         12/15/2040           90,017
   605,802   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.17         07/28/2008          278,669
   351,787   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.20         08/07/2008          161,822
   429,859   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.29         04/30/2008          197,735
   697,624   VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.30         02/15/2008          320,907
   900,169   VICTORY RECEIVABLES CORPORATION++(p)                                          0.22         10/07/2009          900,133
                                                                                                                         33,343,681
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,939,640)                                                               42,705,437
                                                                                                                      -------------

                   234 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

SMALL COMPANY VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                YIELD                           VALUE
----------   ----------------------------------------------------------------------   -------------                   -------------
SHORT-TERM INVESTMENTS: 7.52%
   17,992,408 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                               0.22%(S)                     $  17,992,408
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,992,408)                                                                          17,992,408
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $237,582,842)*                                               119.55%                                            $ 285,991,382
OTHER ASSETS AND LIABILITIES, NET                                  (19.55)                                             (46,759,519)
                                                                   ------                                             -------------
TOTAL NET ASSETS                                                   100.00%                                            $ 239,231,863
                                                                   ------                                             -------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $17,992,408.

* Cost for federal income tax purposes is $262,951,019 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  57,607,896
Gross unrealized depreciation             (34,567,533)
                                        -------------
Net unrealized appreciation             $  23,040,363

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 235


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                                VALUE
----------   ----------------------------------------------------------------------                                   -------------
COMMON STOCKS: 90.49%
AMUSEMENT & RECREATION SERVICES: 0.40%
   151,355   CENTURY CASINOS INCORPORATED+                                                                            $     438,930
    15,700   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                     432,849
                                                                                                                            871,779
                                                                                                                      -------------
APPAREL & ACCESSORY STORES: 3.93%
     4,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                                            157,824
    42,200   ANN TAYLOR STORES CORPORATION+                                                                                 670,558
    54,400   BEBE STORES INCORPORATED                                                                                       400,384
    39,811   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                          696,693
   191,300   CHARMING SHOPPES INCORPORATED+                                                                                 939,283
     4,500   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                   134,820
    44,700   CHRISTOPHER & BANKS CORPORATION                                                                                302,619
    17,900   CITI TRENDS INCORPORATED+                                                                                      509,613
   130,500   COLDWATER CREEK INCORPORATED+                                                                                1,070,100
    61,020   COLLECTIVE BRANDS INCORPORATED+                                                                              1,057,477
    95,116   DELIA*S INCORPORATED+                                                                                          204,499
   207,800   NEW YORK AND COMPANY INCORPORATED+                                                                           1,063,936
    14,200   STAGE STORES INCORPORATED                                                                                      184,032
    43,100   THE CATO CORPORATION CLASS A                                                                                   874,499
    89,700   WET SEAL INCORPORATED CLASS A+                                                                                 339,066
                                                                                                                          8,605,403
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.96%
     6,800   COLUMBIA SPORTSWEAR COMPANY                                                                                    279,888
    22,900   DESTINATION MATERNITY CORPORATION+                                                                             415,177
    89,100   LIZ CLAIBORNE INCORPORATED+                                                                                    439,263
    42,300   MAIDENFORM BRANDS INCORPORATED+                                                                                679,338
    16,400   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                          281,096
                                                                                                                          2,094,762
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.66%
     5,461   MIDAS INCORPORATED+                                                                                             51,333
    43,790   MONRO MUFFLER BRAKE INCORPORATED                                                                             1,392,084
                                                                                                                          1,443,417
                                                                                                                      -------------
BIOPHARMACEUTICALS: 0.06%
     2,400   CEPHALON INCORPORATED+                                                                                         139,776
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.60%
    22,151   CAVCO INDUSTRIES INCORPORATED+                                                                                 786,361
    86,975   PALM HARBOR HOMES INCORPORATED+                                                                                251,358
    13,124   TUTOR PRINI CORPORATION+                                                                                       279,541
                                                                                                                          1,317,260
                                                                                                                      -------------
BUSINESS SERVICES: 9.55%
   219,580   3COM CORPORATION+                                                                                            1,148,403
    45,710   ABM INDUSTRIES INCORPORATED                                                                                    961,738
    46,100   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                         301,033
   145,100   APAC CUSTOMER SERVICES INCORPORATED+                                                                           857,541
    56,887   ARBITRON INCORPORATED                                                                                        1,180,974
   222,092   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                        1,610,167
    11,900   BARRETT BUSINESS SERVICES INCORPORATED                                                                         125,902
    20,700   CAI INTERNATIONAL INCORPORATED+                                                                                152,559
    41,100   COMSYS IT PARTNERS INCORPORATED+                                                                               263,040

                   236 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
BUSINESS SERVICES (continued)
   108,500   CONVERGYS CORPORATION+                                                         $  1,078,490
    47,900   FAIR ISAAC CORPORATION                                                            1,029,371
    53,350   GERBER SCIENTIFIC INCORPORATED+                                                     319,033
    31,400   GSE SYSTEMS INCORPORATED+                                                           195,308
    52,900   HACKETT GROUP INCORPORATED+                                                         153,410
    55,223   HEALTHCARE SERVICES GROUP                                                         1,013,894
   236,520   HILL INTERNATIONAL INCORPORATED+                                                  1,679,292
    56,500   I2 TECHNOLOGIES INCORPORATED+                                                       906,260
    37,300   INFOGROUP INCORPORATED                                                              261,473
    68,200   JDA SOFTWARE GROUP INCORPORATED+                                                  1,496,308
    38,100   LAWSON SOFTWARE INCORPORATED+                                                       237,744
   145,000   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                               377,000
    24,800   MENTOR GRAPHICS CORPORATION+                                                        230,888
    92,000   MONSTER WORLDWIDE INCORPORATED+                                                   1,608,160
    43,100   NOVELL INCORPORATED+                                                                194,381
    49,491   PLATO LEARNING INCORPORATED+                                                        213,801
    17,200   PROS HOLDINGS INCORPORATED+                                                         144,824
   105,230   REALNETWORKS INCORPORATED+                                                          391,456
    14,400   ROLLINS INCORPORATED                                                                271,440
    78,200   SUPPORT.COM INCORPORATED+                                                           187,680
    11,833   SYBASE INCORPORATED+                                                                460,304
    18,000   SYKES ENTERPRISES INCORPORATED+                                                     374,760
   132,605   TIER TECHNOLOGIES INCORPORATED CLASS B+                                           1,124,490
    54,000   WEB.COM GROUP INCORPORATED+                                                         382,860
                                                                                              20,933,984
                                                                                            ------------
CHEMICALS & ALLIED PRODUCTS: 1.69%
     4,100   CHATTEM INCORPORATED+                                                               272,281
    40,700   ELIZABETH ARDEN INCORPORATED+                                                       479,039
    59,400   ICO INCORPORATED+                                                                   277,398
     3,570   INTERNATIONAL FLAVORS & Fragrances Incorporated                                     135,410
    29,900   LANDEC CORPORATION+                                                                 191,360
    85,855   OLIN CORPORATION                                                                  1,497,311
    96,655   ORASURE TECHNOLOGIES INCORPORATED+                                                  280,300
    20,000   ROCKWOOD HOLDINGS INCORPORATED+                                                     411,400
     9,100   RPM INTERNATIONAL INCORPORATED                                                      168,259
                                                                                               3,712,758
                                                                                            ------------
COMMUNICATIONS: 1.42%
   140,330   CHINA GRENTECH CORPORATION LIMITED ADR+                                             666,568
   144,930   CINCINNATI BELL INCORPORATED+                                                       507,255
    75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                        525,000
    11,700   KRATOS DEFENSE & Security Solutions Incorporated+                                   102,375
    92,880   Outdoor Channel Holdings Incorporated+                                              607,435
    36,000   Premiere Global Services Incorporated+                                              299,160
   349,015   Sandvine Corporation+                                                               417,596
                                                                                               3,125,389
                                                                                            ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.65%
   131,059   CHAMPION ENTERPRISES INCORPORATED+                                                   60,287
    26,500   CHICAGO BRIDGE & Iron Company NV                                                    495,020
    16,800   COMFORT SYSTEMS USA INCORPORATED                                                    194,712
    35,100   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                       671,814
                                                                                               1,421,833
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 237


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
DEPOSITORY INSTITUTIONS: 6.87%
    25,500   1ST UNITED BANCORP INCORPORATED+                                               $    146,625
    65,421   ASSOCIATED BANC-CORP                                                                747,108
    22,100   ASTORIA FINANCIAL CORPORATION                                                       243,984
    23,000   BANCORP INCORPORATED+                                                               131,560
     7,900   BANK OF THE OZARKS INCORPORATED                                                     209,587
    37,900   BANNER CORPORATION                                                                  103,467
    31,800   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                      207,018
    45,400   BROOKLINE BANCORP INCORPORATED                                                      441,288
     8,605   CITY NATIONAL CORPORATION                                                           334,993
    14,500   COLUMBIA BANKING SYSTEM INCORPORATED                                                239,975
    22,700   COMMERCE BANCSHARES INCORPORATED                                                    845,348
     6,500   COMMONWEALTH BANKSHARES INCORPORATION                                                33,930
    12,800   COMMUNITY TRUST BANCORP                                                             334,976
     4,600   CULLEN FROST BANKERS INCORPORATED                                                   237,544
     3,200   EAGLE BANCORP INCORPORATED+                                                          30,656
    10,200   EAST WEST BANCORP INCORPORATED                                                       84,660
    36,500   FIRST BUSEY CORPORATION                                                             171,550
     4,200   FIRST FINANCIAL CORPORATION                                                         128,688
    20,059   FIRST HORIZON NATIONAL CORPORATION+                                                 265,380
    11,100   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                          136,863
    58,458   FIRST SECURITY GROUP INCORPORATED                                                   225,063
    19,785   FIRSTMERIT CORPORATION                                                              376,515
    37,700   GLACIER BANCORP INCORPORATED                                                        563,238
     8,000   GREAT SOUTHERN BANCORP INCORPORATION                                                189,680
    77,300   HUDSON CITY BANCORP INCORPORATED                                                  1,016,495
     4,930   IBERIABANK CORPORATION                                                              224,611
     8,600   NBT BANCORP INCORPORATED                                                            193,844
    90,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                           1,031,226
    19,400   NEWALLIANCE BANCSHARES INCORPORATED                                                 207,580
    19,600   NEWBRIDGE BANCORPORATION+                                                            53,704
     6,500   NORTHRIM BANCORP INCORPORATED                                                        99,125
     6,800   PACIFIC CONTINENTAL CORPORATION                                                      71,604
    22,400   PACWEST BANCORP                                                                     426,720
    14,200   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                           199,368
    14,300   STELLARONE CORPORATION                                                              210,925
    49,000   STERLING BANCSHARES INCORPORATED (TEXAS)                                            358,190
    11,000   TCF FINANCIAL CORPORATION                                                           143,440
     8,800   TEXAS CAPITAL BANCSHARES INCORPORATED+                                              148,192
    26,200   UMB FINANCIAL CORPORATION                                                         1,059,528
    71,000   UMPQUA HOLDINGS CORPORATION                                                         752,600
    23,149   UNITED COMMUNITY BANKS INCORPORATED+                                                115,745
     7,950   UNIVEST CORPORATION OF PENNSYLVANIA                                                 172,277
    86,150   WASHINGTON FEDERAL INCORPORATED                                                   1,452,489
    20,800   WEST COAST BANCORP (OREGON)                                                          51,584
     9,900   WESTAMERICA BANCORPORATION                                                          514,800
    12,400   WHITNEY HOLDING CORPORATION                                                         118,296
                                                                                              15,052,039
                                                                                            ------------
EATING & DRINKING PLACES: 1.13%
    58,500   CEC ENTERTAINMENT INCORPORATED+                                                   1,512,810
    37,900   MORTON'S RESTAURANT GROUP INCORPORATED+                                             161,454
    29,100   O'CHARLEYS INCORPORATED+                                                            272,667
    40,698   RUBY TUESDAY INCORPORATED+                                                          342,677
    40,800   WENDY'S ARBY'S GROUP INCORPORATED                                                   192,984
                                                                                               2,482,592
                                                                                            ------------

                  238 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
EDUCATIONAL SERVICES: 0.09%
    17,100   LEARNING TREE INTERNATIONAL INCORPORATED+                                      $    194,769
                                                                                            ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.41%
    11,500   ALLETE INCORPORATED                                                                 386,055
    73,800   AQUA AMERICA INCORPORATED                                                         1,301,832
    12,400   BLACK HILLS CORPORATION                                                             312,108
    39,000   CLEAN HARBORS INCORPORATED+                                                       2,194,140
    17,025   EL PASO CORPORATION                                                                 175,698
    32,605   NEWALTA INCORPORATED                                                                232,969
     8,800   NICOR INCORPORATED                                                                  321,992
    59,809   NISOURCE INCORPORATED                                                               830,747
    21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                   420,036
    39,000   REPUBLIC SERVICES INCORPORATED                                                    1,036,230
     3,600   UNISOURCE ENERGY CORPORATION                                                        110,700
     4,400   WGL HOLDINGS INCORPORATED                                                           145,816
                                                                                               7,468,323
                                                                                            ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.14%
    67,900   ADAPTEC INCORPORATED+                                                               226,786
    25,300   ADC TELECOMMUNICATIONS INCORPORATED+                                                211,002
    19,800   ARRIS GROUP INCORPORATED+                                                           257,598
   154,183   ATMI INCORPORATED+                                                                2,798,421
    25,800   CTS CORPORATION                                                                     239,940
     9,000   DIODES INCORPORATED+                                                                162,810
    37,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                 380,556
    18,165   GRAFTECH INTERNATIONAL LIMITED+                                                     267,026
    16,500   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                       115,500
    18,400   HELEN OF TROY LIMITED+                                                              357,512
    19,800   HOUSTON WIRE & CABLE COMPANY                                                        218,790
    29,600   IMATION CORPORATION                                                                 274,392
    20,440   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                        164,542
    11,600   INTERNATIONAL RECTIFIER CORPORATION+                                                226,084
   135,300   JABIL CIRCUIT INCORPORATED                                                        1,814,373
    80,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                            1,451,200
    69,000   MOLEX INCORPORATED CLASS A                                                        1,296,510
   615,970   MRV COMMUNICATIONS INCORPORATED+                                                    566,692
    27,920   OSI SYSTEMS INCORPORATED+                                                           510,657
   189,580   POWER-ONE INCORPORATED+                                                             369,681
    50,875   RICHARDSON ELECTRONICS LIMITED                                                      259,463
    18,800   SPECTRUM BRANDS INCORPORATED+                                                       432,400
    32,200   TELLABS INCORPORATED+                                                               222,824
   112,125   TRIDENT MICROSYSTEMS INCORPORATED+                                                  290,404
    16,400   UNIVERSAL ELECTRONICS INCORPORATED+                                                 334,888
                                                                                              13,450,051
                                                                                            ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.34%
    85,918   CRA INTERNATIONAL INCORPORATED+                                                   2,344,702
    18,270   INFINITY PHARMACEUTICALS INCORPORATED+                                              113,822
    72,040   SYMYX TECHNOLOGIES INCORPORATED+                                                    476,905
                                                                                               2,935,429
                                                                                            ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.02%
     9,300   CROWN HOLDINGS INCORPORATED+                                                        252,960
    34,100   ILLINOIS TOOL WORKS INCORPORATED                                                  1,456,411
    36,700   QUANEX BUILDING PRODUCTS CORPORATION                                                527,012
                                                                                               2,236,383
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 239


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
FINANCIAL SERVICES: 0.17%
    17,665   KBW REGIONAL BANKING ETF                                                       $    376,618
                                                                                            ------------
FOOD & KINDRED PRODUCTS: 0.47%
     7,700   AMERICAN ITALIAN PASTA COMPANY CLASS A+                                             209,286
    11,927   CORN PRODUCTS INTERNATIONAL INCORPORATED                                            340,158
    40,890   DEL MONTE FOODS COMPANY                                                             473,506
                                                                                               1,022,950
                                                                                            ------------
FOOD STORES: 0.70%
     9,900   INGLES MARKETS INCORPORATED CLASS A                                                 156,717
   104,900   WINN-DIXIE STORES INCORPORATED+                                                   1,376,288
                                                                                               1,533,005
                                                                                            ------------
FOOTWEAR: 0.08%
     2,100   DECKERS OUTDOOR CORPORATION+                                                        178,185
                                                                                            ------------
FURNITURE & FIXTURES: 0.34%
    43,200   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                         238,896
    15,300   HNI CORPORATION                                                                     361,080
    21,200   LSI INDUSTRIES INCORPORATED                                                         140,980
                                                                                                 740,956
                                                                                            ------------
HEALTHCARE: 0.03%
    23,052   SERACARE LIFE SCIENCES INCORPORATED+                                                 57,630
                                                                                            ------------
HEALTH SERVICES: 2.91%
    74,400   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                       208,320
    18,500   AMERICAN DENTAL PARTNERS INCORPORATED+                                              259,000
    82,700   BIOSCRIP INCORPORATED+                                                              559,052
    31,100   CARDIAC SCIENCE CORPORATION+                                                        124,400
    44,380   CROSS COUNTRY HEALTHCARE INCORPORATED+                                              413,178
    17,700   EMERITUS CORPORATION+                                                               388,515
    40,210   ENSIGN GROUP INCORPORATED                                                           564,146
    62,000   FIVE STAR QUALITY CARE INCORPORATED+                                                226,920
    24,355   GENTIVA HEALTH SERVICES INCORPORATED+                                               609,119
    11,340   HEALTHSOUTH REHABILITATION CORPORATION+                                             177,358
 1,058,200   HOOPER HOLMES INCORPORATED+                                                       1,026,454
    20,700   LHC GROUP INCORPORATED+                                                             619,551
    27,505   MDS INCORPORATED+                                                                   225,266
    22,100   NAUTILUS GROUP INCORPORATED+                                                         37,570
   116,423   NOVAMED INCORPORATED+                                                               527,396
    18,900   REHABCARE GROUP INCORPORATED+                                                       409,941
                                                                                               6,376,186
                                                                                            ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.38%
     4,020   MYR GROUP INCORPORATED                                                               84,782
    41,455   STERLING CONSTRUCTION COMPANY INCORPORATED+                                         742,459
                                                                                                 827,241
                                                                                            ------------
HOLDING & OTHER INVESTMENT OFFICES: 5.99%
    17,000   AGREE REALTY CORPORATION                                                            389,810
    69,920   ANNALY CAPITAL MANAGEMENT INCORPORATED                                            1,268,349
   254,400   ANWORTH MORTGAGE ASSET CORPORATION                                                2,004,672
    70,935   CAPSTEAD MORTGAGE CORPORATION                                                       986,706
    31,600   CARE INVESTMENT TRUST INCORPORATED                                                  242,372
     3,500   COLONIAL PROPERTIES TRUST                                                            34,055
   122,900   EXTERRAN HOLDINGS INCORPORATED+                                                   2,917,646

                  240 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
    10,200   FRANKLIN STREET PROPERTIES CORPORATION                                         $    133,620
    10,285   GLOBAL CONSUMER ACQUISITION CORPORATION+                                            100,176
    69,295   HILLTOP HOLDINGS INCORPORATED+                                                      849,557
    20,000   LASALLE HOTEL PROPERTIES                                                            393,200
    61,850   MEDICAL PROPERTIES TRUST INCORPORATED                                               483,049
   161,485   MFA MORTGAGE INVESTMENTS INCORPORATED                                             1,285,421
   202,765   ORIGEN FINANCIAL INCORPORATED+                                                      324,424
    90,061   PRIMORIS SERVICES CORPORATION                                                       649,340
    11,480   REDWOOD TRUST INCORPORATED                                                          177,940
     7,165   SILVER STANDARD RESOURCES INCORPORATED+                                             153,044
    32,500   U-STORE-IT TRUST                                                                    203,125
    65,540   UMH PROPERTIES INCORPORATED                                                         534,151
                                                                                              13,130,657
                                                                                            ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
    91,625   EMPIRE RESORTS INCORPORATED+                                                        275,791
                                                                                            ------------
HOUSEHOLD PRODUCTS, WARES: 0.31%
    97,200   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                              684,288
                                                                                            ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.42%
    41,255   ACTUANT CORPORATION CLASS A                                                         662,555
    29,200   BLOUNT INTERNATIONAL INCORPORATED+                                                  276,524
    58,375   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                        458,828
    23,600   COLUMBUS MCKINNON CORPORATION+                                                      357,540
    53,240   CRAY INCORPORATED+                                                                  443,489
     6,800   DIEBOLD INCORPORATED                                                                223,924
    34,200   FLANDER CORPORATION+                                                                176,472
     8,400   GARDNER DENVER INCORPORATED+                                                        292,992
   238,120   INTERMEC INCORPORATED+                                                            3,357,492
    26,200   INTEVAC INCORPORATED+                                                               352,128
    35,800   KENNAMETAL INCORPORATED                                                             881,038
    47,000   LEXMARK INTERNATIONAL INCORPORATED+                                               1,012,380
    40,850   MODINE MANUFACTURING COMPANY+                                                       378,680
    26,100   NN INCORPORATED+                                                                    121,104
   338,765   QUANTUM CORPORATION+                                                                426,844
    37,200   ROBBINS & MYERS INCORPORATED                                                        873,456
    55,300   SPARTECH CORPORATION                                                                595,581
     9,500   TENNANT COMPANY                                                                     276,070
    10,100   TIMKEN COMPANY                                                                      236,643
   101,265   VOYAGER LEARNING COMPANY+                                                           481,009
                                                                                              11,884,749
                                                                                            ------------
INSURANCE CARRIERS: 3.82%
    48,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                     343,278
    13,700   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                            216,460
    22,950   AMERISAFE INCORPORATED+                                                             395,888
    26,481   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                          891,880
    56,800   BROWN & BROWN INCORPORATED                                                        1,088,288
    61,800   CRM HOLDINGS LIMITED+                                                                61,182
    28,000   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                         633,640
    27,700   DONEGAL GROUP INCORPORATED CLASS A                                                  427,688
     4,400   EMC INSURANCE GROUP INCORPORATED                                                     92,972
    23,900   HALLMARK FINANCIAL SERVICES INCORPORATED+                                           192,395
    20,100   KINGSWAY FINANCIAL SERVICES INCORPORATED                                             85,827
   110,182   MEADOWBROOK INSURANCE GROUP INCORPORATED                                            815,346
    12,780   MERCURY GENERAL CORPORATION                                                         462,380

                   Wells Fargo Advantage Master Portfolios 241


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
INSURANCE CARRIERS (CONTINUED)
    14,100   NYMAGIC INCORPORATED                                                           $    243,366
    23,200   ONEBEACON INSURANCE GROUP LIMITED                                                   318,768
    40,700   PMA CAPITAL CORPORATION CLASS A+                                                    231,583
    58,100   SEABRIGHT INSURANCE HOLDINGS+                                                       663,502
    12,000   STANCORP FINANCIAL GROUP INCORPORATED                                               484,440
     7,500   STATE AUTO FINANCIAL CORPORATION                                                    134,475
    11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                            454,630
     4,300   ZENITH NATIONAL INSURANCE CORPORATION                                               132,870
                                                                                               8,370,858
                                                                                            ------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.61%
    66,209   GEO GROUP INCORPORATED+                                                           1,335,436
                                                                                            ------------
LEATHER & LEATHER PRODUCTS: 0.18%
   131,494   BAKERS FOOTWEAR GROUP INCORPORATED+                                                  92,046
    10,700   SHOE CARNIVAL INCORPORATED+                                                         164,994
     5,600   WEYCO GROUP INCORPORATED                                                            128,240
                                                                                                 385,280
                                                                                            ------------
LEGAL SERVICES: 0.37%
    19,600   RAYONIER INCORPORATED                                                               801,836
                                                                                            ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.42%
    28,610   NOBILITY HOMES INCORPORATED                                                         259,779
    29,261   SKYLINE CORPORATION                                                                 660,128
                                                                                                 919,907
                                                                                            ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.47%
   156,564   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                            735,851
    60,600   CANTEL INDUSTRIES+                                                                  912,636
    22,096   COHERENT INCORPORATED+                                                              515,279
    17,000   HANGER ORTHOPEDIC GROUP INCORPORATED+                                               235,790
    68,200   HEALTHTRONICS INCORPORATED+                                                         167,772
   102,653   HERLEY INDUSTRIES INCORPORATED+                                                   1,339,622
    20,300   HOME DIAGNOSTICS INCORPORATION+                                                     137,228
     3,500   ICU MEDICAL INCORPORATED+                                                           129,010
   142,000   ION GEOPHYSICAL CORPORATION+                                                        499,840
   199,069   LTX-CREDENCE CORPORATION+                                                           328,464
    20,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                             247,435
    11,100   MILLIPORE CORPORATION+                                                              780,663
    93,800   NEWPORT CORPORATION+                                                                821,688
     8,200   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                          132,922
   117,500   PERKINELMER INCORPORATED                                                          2,260,700
    39,200   WATERS CORPORATION+                                                               2,189,712
    25,300   ZOLL MEDICAL CORPORATION+                                                           544,456
                                                                                              11,979,068
                                                                                            ------------
METAL MINING: 2.08%
    21,435   ELDORADO GOLD CORPORATION+                                                          244,359
    14,105   GOLDCORP INCORPORATED                                                               569,419
   367,200   GREAT BASIN GOLD LIMITED+                                                           561,816
   235,570   PETAQUILLA MINERALS LIMITED+                                                         87,868
    41,350   RANDGOLD RESOURCES LIMITED ADR                                                    2,889,538
    18,731   YAMANA GOLD INCORPORATED                                                            200,613
                                                                                               4,553,613
                                                                                            ------------

                   242 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.76%
   118,860   ACCO BRANDS CORPORATION+                                                       $    858,169
    25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                            882,176
    10,995   BLYTH INCORPORATED                                                                  425,836
    22,700   KID BRANDS INCORPORATED+                                                            140,740
   251,614   LEAPFROG ENTERPRISES INCORPORATED+                                                1,034,134
    21,200   LYDALL INCORPORATED+                                                                111,512
    15,100   RC2 CORPORATION+                                                                    215,175
     9,300   STANDEX INTERNATIONAL CORPORATION                                                   184,419
                                                                                               3,852,161
                                                                                            ------------
MISCELLANEOUS RETAIL: 0.40%
    24,700   AC MOORE ARTS & CRAFTS INCORPORATED+                                                 88,920
    87,400   OFFICE DEPOT INCORPORATED+                                                          578,588
    30,100   PC MALL INCORPORATED+                                                               206,486
                                                                                                 873,994
                                                                                            ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
    13,520   YRC WORLDWIDE INCORPORATED+                                                          60,164
                                                                                            ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.55%
   451,071   CAPITALSOURCE INCORPORATED                                                        1,957,648
    85,258   MCG CAPITAL CORPORATION+                                                            357,231
    69,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                            1,076,752
                                                                                               3,391,631
                                                                                            ------------
OIL & GAS EXTRACTION: 5.45%
     8,800   ATWOOD OCEANICS INCORPORATED+                                                       310,376
     7,400   BJ SERVICES COMPANY                                                                 143,782
    55,000   BRIGHAM EXPLORATION COMPANY+                                                        499,400
     5,600   COMSTOCK RESOURCES INCORPORATED+                                                    224,448
     6,100   DEVON ENERGY CORPORATION                                                            410,713
    15,575   FOREST OIL CORPORATION+                                                             304,803
   135,265   GLOBAL INDUSTRIES LIMITED+                                                        1,285,018
    40,995   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                          614,105
    11,145   HELMERICH & PAYNE INCORPORATED                                                      440,562
    29,065   HERCULES OFFSHORE INCORPORATED+                                                     142,709
    70,110   KEY ENERGY SERVICES INCORPORATED+                                                   609,957
   102,295   MCMORAN EXPLORATION COMPANY+                                                        772,327
   306,555   NEWPARK RESOURCES INCORPORATED+                                                     984,042
    10,605   OCEANEERING INTERNATIONAL INCORPORATED+                                             601,834
     6,465   PRIDE INTERNATIONAL INCORPORATED+                                                   196,795
    26,375   RANGE RESOURCES CORPORATION                                                       1,301,870
    21,885   SANDRIDGE ENERGY INCORPORATED+                                                      283,630
       451   SEAHAWK DRILLING INCORPORATED+                                                       14,022
    75,400   STONE ENERGY CORPORATION+                                                         1,229,774
    12,800   SUPERIOR ENERGY SERVICES INCORPORATED+                                              288,256
    51,410   TRILOGY ENERGY TRUST                                                                367,815
     5,100   UNIT CORPORATION+                                                                   210,375
    25,900   WARREN RESOURCES INCORPORATED+                                                       76,664
    41,305   WILLBROS GROUP INCORPORATED+                                                        629,075
                                                                                              11,942,352
                                                                                            ------------
PAPER & ALLIED PRODUCTS: 0.22%
     8,300   SONOCO PRODUCTS COMPANY                                                             228,582
    14,700   STANDARD REGISTER COMPANY                                                            86,436
    17,655   WAUSAU PAPER CORPORATION                                                            176,550
                                                                                                 491,568
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 243


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
PERSONAL SERVICES: 0.45%
     7,900   COINSTAR INCORPORATED+                                                         $    260,542
    37,500   REGIS CORPORATION                                                                   581,250
    21,400   SERVICE CORPORATION INTERNATIONAL US                                                150,014
                                                                                                 991,806
                                                                                            ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.47%
    20,000   DELEK US HOLDINGS INCORPORATED                                                      171,400
    53,250   INTEROIL CORPORATION+                                                             2,091,660
    34,000   WD-40 COMPANY                                                                       965,600
                                                                                               3,228,660
                                                                                            ------------
PHARMACEUTICALS: 0.18%
    21,000   PHARMERICA CORPORATION+                                                             389,970
                                                                                            ------------
PIPELINES: 0.13%
     6,200   ENBRIDGE ENERGY PARTNERS LP                                                         279,372
                                                                                            ------------
PRIMARY METAL INDUSTRIES: 0.08%
     7,200   BELDEN CDT INCORPORATED                                                             166,320
                                                                                            ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.44%
    15,600   AMERICAN GREETINGS CORPORATION CLASS A                                              347,880
    13,300   ENNIS INCORPORATED                                                                  214,529
    17,270   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                          63,554
    33,680   MCCLATCHY COMPANY CLASS A                                                            86,221
     5,900   MULTI-COLOR CORPORATION                                                              91,037
    72,000   PRESSTEK INCORPORATED+                                                              151,920
                                                                                                 955,141
                                                                                            ------------
PROPERTY - CASUALTY INSURANCE: 0.08%
     7,400   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                      170,496
                                                                                            ------------
REAL ESTATE: 1.43%
   476,310   CHIMERA INVESTMENT CORPORATION                                                    1,819,504
    32,504   FORESTAR REAL ESTATE GROUP INCORPORATED+                                            558,419
    22,090   HATTERAS FINANCIAL CORPORATION                                                      662,258
    34,400   THOMAS PROPERTIES GROUP INCORPORATED                                                 99,416
                                                                                               3,139,597
                                                                                            ------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.24%
    33,700   CEDAR SHOPPING CENTERS INCORPORATED+                                                217,365
    60,621   LEXINGTON CORPORATE PROPERTIES TRUST                                                309,168
                                                                                                 526,533
                                                                                            ------------
RESTAURANTS: 0.12%
    36,100   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                         268,584
                                                                                            ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.77%
   197,198   INTERTAPE POLYMER GROUP INCORPORATED+                                               522,575
    12,921   JARDEN CORPORATION                                                                  362,692
    40,900   SEALED AIR CORPORATION                                                              802,867
                                                                                               1,688,134
                                                                                            ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.35%
    28,504   ALLIANCE BERNSTEIN HOLDING LP                                                       777,589
                                                                                            ------------

                  244 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                                      VALUE
----------   -------------------------------------------------------------------            ------------
SOFTWARE: 0.97%
   107,900   ELECTRONIC ARTS INCORPORATED+                                                  $  2,055,495
     4,700   EPIQ SYSTEMS INCORPORATED+                                                           68,150
                                                                                               2,123,645
                                                                                            ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.53%
    81,615   GENTEX CORPORATION                                                                1,154,852
                                                                                            ------------
TEXTILE MILL PRODUCTS: 0.13%
    14,782   ALBANY INTERNATIONAL CORPORATION CLASS A                                            286,771
                                                                                            ------------
TRANSPORTATION BY AIR: 0.71%
    96,895   AIRTRAN HOLDINGS INCORPORATED+                                                      605,594
     9,950   ALASKA AIR GROUP INCORPORATED+                                                      266,561
    46,620   JETBLUE AIRWAYS CORPORATION+                                                        278,788
     5,906   PHI INCORPORATED+                                                                   123,554
    14,455   PHI INCORPORATED (NON-VOTING)+                                                      293,147
                                                                                               1,567,644
                                                                                            ------------
TRANSPORTATION EQUIPMENT: 0.58%
    23,100   ATC TECHNOLOGY CORPORATION+                                                         456,456
    36,598   EXIDE TECHNOLOGIES+                                                                 291,686
    49,000   SPARTAN MOTORS INCORPORATED                                                         251,860
     7,400   WABTEC CORPORATION                                                                  277,722
                                                                                               1,277,724
                                                                                            ------------
TRANSPORTATION SERVICES: 0.63%
    14,100   DYNAMEX INCORPORATED+                                                               230,253
     8,400   GATX CORPORATION                                                                    234,780
    63,400   UTI WORLDWIDE INCORPORATED                                                          918,032
                                                                                               1,383,065
                                                                                            ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.82%
    18,500   BARE ESCENTUALS INCORPORATED+                                                       219,965
   111,100   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                    1,114,333
    19,600   SCHOOL SPECIALTY INCORPORATED+                                                      464,912
                                                                                               1,799,210
                                                                                            ------------
WHOLESALE TRADE-DURABLE GOODS: 1.18%
     7,200   BARNES GROUP INCORPORATED                                                           123,048
    11,000   INTERLINE BRANDS INCORPORATED+                                                      185,350
    50,800   KAMAN CORPORATION CLASS A                                                         1,116,584
    14,900   LKQ CORPORATION+                                                                    276,246
     7,000   OWENS & MINOR INCORPORATED                                                          316,750
    64,868   PATRICK INDUSTRIES INCORPORATED+                                                    228,335
    18,700   POMEROY IT SOLUTIONS INCORPORATED+                                                  120,615
    16,300   WILLIS LEASE FINANCE CORPORATION+                                                   222,814
                                                                                               2,589,742
                                                                                            ------------
TOTAL COMMON STOCKS (COST $207,355,270)                                                      198,296,926
                                                                                            ------------
INVESTMENT COMPANIES: 2.54%
    46,500   ISHARES RUSSELL 2000 INDEX FUND                                                   2,800,695
    49,000   ISHARES RUSSELL 2000 VALUE INDEX FUND                                             2,769,970
TOTAL INVESTMENT COMPANIES (COST $5,478,418)                                                   5,570,665
                                                                                            ------------

                   Wells Fargo Advantage Master Portfolios 245


Portfolio of Investments--September 30, 2009

STRATEGIC SMALL CAP VALUE PORTFOLIO

  SHARES     SECURITY NAME                                                         YIELD        VALUE
----------   -------------------------------------------------------------------   -----    ------------
PREFERRED STOCKS: 0.16%
     4,625   ANWORTH MORTGAGE (REAL ESTATE INVESTMENT TRUST)                       0.40%(t) $    109,381
     1,600   CARRIAGE SERVICES INCORPORATED (COMMERCIAL SERVICES)(A)               0.87(t)        42,400
     4,300   LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)               0.50(t)        93,568
     4,978   SVB CAPITAL II (BANK)                                                 0.44(t)        94,930
TOTAL PREFERRED STOCKS (COST $275,129)                                                           340,279
                                                                                            ------------
SHORT-TERM INVESTMENTS: 4.49%
 9,836,256   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22%(s)    9,836,256
                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,836,256)                                                 9,836,256
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $222,945,073)*                                                       97.68%           $214,044,126
OTHER ASSETS AND LIABILITIES, NET                                           2.32               5,085,332
                                                                          ------            ------------
TOTAL NET ASSETS                                                          100.00%           $219,129,458
                                                                          ------            ------------

----------
+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

(t)  Rate shown is the annual yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $9,836,256.

* Cost for federal income tax purposes is $227,028,479 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 31,805,151
Gross unrealized depreciation    (44,789,504)
                                ------------
Net unrealized depreciation     $(12,984,353)

The accompanying notes are an integral part of these financial statements.

                   246 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2009

                                                                        C&B Large    Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio     Portfolio
                                                                      ------------   -----------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......   $628,330,765   $87,511,667
      Collateral received for securities loaned ...................     45,991,630     9,995,668
      In affiliates ...............................................     13,510,700     1,804,522
                                                                      ------------   -----------
   Total investments at value (see cost below) ....................    687,833,095    99,311,857
                                                                      ------------   -----------
   Foreign currency, at value .....................................              0             0
   Receivable for investments sold ................................      3,817,171             0
   Receivables for dividends and interest .........................      1,614,985       101,648
   Unrealized appreciation on forward foreign currency contracts ..              0             0
                                                                      ------------   -----------
Total assets ......................................................    693,265,251    99,413,505
                                                                      ------------   -----------
LIABILITIES
   Payable for daily variation margin on futures contracts ........              0             0
   Foreign taxes payable ..........................................              0             0
   Payable for investments purchased ..............................      8,952,628             0
   Unrealized depreciation on forward foreign currency contracts ..              0             0
   Payable upon receipt of securities loaned ......................     48,117,436    10,441,634
   Payable to investment advisor and affiliates ...................        300,601        48,642
   Accrued expenses and other liabilities .........................         23,346        27,298
                                                                      ------------   -----------
Total liabilities .................................................     57,394,011    10,517,574
                                                                      ------------   -----------
TOTAL NET ASSETS ..................................................   $635,871,240   $88,895,931
                                                                      ============   ===========
Investments at cost ...............................................   $743,996,572   $91,038,191
                                                                      ------------   -----------
Foreign currencies at cost ........................................   $          0   $         0
                                                                      ------------   -----------
Securities on loan, at value ......................................   $ 45,710,588   $10,132,360
                                                                      ------------   -----------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 247


Statements of Assets and Liabilities--September 30, 2009

  Emerging        Equity         Equity                       International   International
   Growth         Income          Value           Index            Core           Growth
  Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------   ------------   ------------   --------------   -------------   -------------
$ 86,671,034   $262,079,175   $505,946,627   $1,933,101,433    $71,510,971     $153,154,762
  33,923,415     10,609,707     58,595,627      124,750,023        906,655        6,403,090
   2,292,503      2,278,347      8,206,295       41,589,801        753,488        3,064,470
------------   ------------   ------------   --------------    -----------     ------------
 122,886,952    274,967,229    572,748,549    2,099,441,257     73,171,114      162,622,322
------------   ------------   ------------   --------------    -----------     ------------
           0              0              0                0            173               98
   2,395,251              0      9,706,851                0      2,362,754        1,010,470
       6,709        223,120        325,790        2,421,891        100,544          352,654
           0              0              0                0          5,799                0
------------   ------------   ------------   --------------    -----------     ------------
 125,288,912    275,190,349    582,781,190    2,101,863,148     75,640,384      163,985,544
------------   ------------   ------------   --------------    -----------     ------------

           0              0              0           29,325              0                0
           0              0              0                0         12,594           53,752
   1,456,419              0      8,840,552                0      1,652,268        1,732,006
           0              0              0                0        448,374                0
  35,117,114     11,721,343     60,542,916      135,109,900        906,655        6,414,610
      61,640        130,857        259,837          102,624         33,210          123,453
      28,266         35,777         22,181           36,924         45,298           34,386
------------   ------------   ------------   --------------    -----------     ------------
  36,663,439     11,887,977     69,665,486      135,278,773      3,098,399        8,358,207
------------   ------------   ------------   --------------    -----------     ------------
$ 88,625,473   $263,302,372   $513,115,704   $1,966,584,375    $72,541,985     $155,627,337
============   ============   ============   ==============    ===========     ============
$108,401,274   $277,788,299   $526,434,867   $2,188,729,603    $61,815,230     $142,883,820
------------   ------------   ------------   --------------    -----------     ------------
$          0   $          0   $          0   $            0    $         0     $         98
------------   ------------   ------------   --------------    -----------     ------------
$ 34,696,880   $ 10,714,489   $ 60,030,999   $  124,528,356    $   754,673     $  6,134,520
------------   ------------   ------------   --------------    -----------     ------------

                   248 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2009

                                                                      International   International
                                                                          Index           Value
                                                                        Portfolio       Portfolio
                                                                      -------------   -------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......    $71,188,601     $305,318,166
      Collateral received for securities loaned ...................        840,194        8,284,956
      In affiliates ...............................................        727,589        3,858,180
                                                                       -----------     ------------
   Total investments at value (see cost below) ....................     72,756,384      317,461,302
                                                                       -----------     ------------
   Foreign currency, at value .....................................        321,992        5,065,398
   Variation margin receivable on futures contracts ...............        245,129                0
   Receivable for investments sold ................................              0          429,710
   Receivables for dividends and interest .........................        246,402        1,325,542
   Receivable from investment advisor and affiliates ..............          6,468                0
   Unrealized appreciation on forward foreign currency contracts ..          2,564                0
                                                                       -----------     ------------
Total assets ......................................................     73,578,939      324,281,952
                                                                       -----------     ------------
LIABILITIES
   Payable for daily variation margin on futures contracts ........              0                0
   Payable for investments purchased ..............................              0          654,524
   Unrealized depreciation on forward foreign currency contracts ..          6,098                0
   Payable upon receipt of securities loaned ......................        845,993        8,320,192
   Payable to investment advisor and affiliates ...................              0          230,631
   Accrued expenses and other liabilities .........................         50,405           34,441
                                                                       -----------     ------------
Total liabilities .................................................        902,496        9,239,788
                                                                       -----------     ------------
TOTAL NET ASSETS ..................................................    $72,676,443     $315,042,164
                                                                       ===========     ============
Investments at cost ...............................................    $70,426,232     $363,175,862
                                                                       -----------     ------------
Foreign currencies at cost ........................................    $   321,230     $  4,936,099
                                                                       -----------     ------------
Securities on loan, at value ......................................    $   779,810     $  7,846,188
                                                                       -----------     ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 249


Statements of Assets and Liabilities--September 30, 2009

  Large Cap     Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth           Value          Small Cap
  Portfolio       Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   --------------   ------------   -------------   -------------   ---------------
$ 93,459,061   $  983,876,475   $243,303,406    $391,926,633    $225,293,537     $204,207,870
  10,061,104       77,051,268     54,344,747      48,190,776      42,705,437                0
   2,319,166        7,822,958      2,910,724       3,924,570      17,992,408        9,836,256
------------   --------------   ------------    ------------    ------------     ------------
 105,839,331    1,068,750,701    300,558,877     444,041,979     285,991,382      214,044,126
------------   --------------   ------------    ------------    ------------     ------------
           0                0              0               0               0                0
           0                0              0               0               0                0
           0                0        230,030       3,376,980          48,373        5,789,099
      81,316          232,146        215,995          59,418         288,543          317,470
           0                0              0               0               0                0
           0                0              0               0               0                0
------------   --------------   ------------    ------------    ------------     ------------
 105,920,647    1,068,982,847    301,004,902     447,478,377     286,328,298      220,150,695
------------   --------------   ------------    ------------    ------------     ------------

           0                0         20,140               0               0                0
     760,800                0        409,700       3,983,979       2,104,954          847,605
           0                0              0               0               0                0
  10,459,872       83,619,946     57,415,794      51,436,784      44,809,919                0
      45,346          469,155         35,443         239,630         155,196          147,786
      22,562           38,062         29,235          29,744          26,366           25,846
------------   --------------   ------------    ------------    ------------     ------------
  11,288,580       84,127,163     57,910,312      55,690,137      47,096,435        1,021,237
------------   --------------   ------------    ------------    ------------     ------------
$ 94,632,067   $  984,855,684   $243,094,590    $391,788,240    $239,231,863     $219,129,458
============   ==============   ============    ============    ============     ============
$ 94,505,417   $1,004,889,825   $337,649,204    $382,580,666    $237,582,842     $222,945,073
------------   --------------   ------------    ------------    ------------     ------------
$          0   $            0   $          0    $          0    $          0     $          0
------------   --------------   ------------    ------------    ------------     ------------
$ 10,034,240   $   78,579,237   $ 54,662,157    $ 48,095,393    $ 42,408,914     $          0
------------   --------------   ------------    ------------    ------------     ------------

                   250 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                        C&B Large     Disciplined
                                                                        Cap Value       Growth
                                                                        Portfolio     Portfolio
                                                                      ------------   ------------
INVESTMENT INCOME
   Dividends(1) ...................................................   $ 14,400,583   $    992,477
   Interest .......................................................              0              0
   Income from affiliated securities ..............................        129,865         20,529
   Securities lending income ......................................         36,761         12,086
                                                                      ------------   ------------
Total investment income ...........................................     14,567,209      1,025,092
                                                                      ------------   ------------
EXPENSES
   Advisory fees ..................................................      3,590,969        545,777
   Custody fees ...................................................        103,097         15,594
   Professional fees ..............................................         53,286         42,450
   Shareholder reports ............................................          4,088            318
   Trustees' fees .................................................         10,578         10,578
   Other fees and expenses ........................................         10,353          3,671
                                                                      ------------   ------------
Total expenses ....................................................      3,772,371        618,388
                                                                      ------------   ------------
LESS
   Waived fees ....................................................       (491,838)       (16,782)
   Expense reductions .............................................              0              0
   Net expenses ...................................................      3,280,533        601,606
                                                                      ------------   ------------
Net investment income (loss) ......................................     11,286,676        423,486
                                                                      ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................    (71,033,035)   (31,136,170)
   Collateral received for securities loaned ......................       (171,132)       (26,706)
   Forward foreign currency contracts .............................              0              0
   Futures transactions ...........................................              0              0
                                                                      ------------   ------------
Net realized loss from investments ................................    (71,204,167)   (31,162,876)
                                                                      ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................     25,600,915     10,008,749
   Collateral received for securities loaned ......................       (300,723)      (124,970)
   Forward foreign currency contracts .............................              0              0
   Futures transactions ...........................................              0              0
                                                                      ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................     25,300,192      9,883,779
                                                                      ------------   ------------
Net realized and unrealized gain (loss) on investments ............    (45,903,975)   (21,279,097)
                                                                      ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $(34,617,299)  $(20,855,611)
                                                                      ============   ============
1 Net of foreign withholding taxes of .............................   $     83,520   $          0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 251


Statements of Operations--For the Year Ended September 30, 2009

  Emerging        Equity          Equity                      International   International
   Growth          Income         Value           Index           Core            Growth
  Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------   ------------   -------------   -------------   -------------   -------------
$    165,834   $  8,021,787   $  11,520,515   $  44,088,674    $  1,798,315    $  3,041,873
           0              0               0          15,947               0               0
      17,134         13,215          78,160         128,109          15,691          41,687
      96,807        229,975         104,085       1,258,310          41,903         115,787
------------   ------------   -------------   -------------    ------------    ------------
     279,775      8,264,977      11,702,760      45,491,040       1,855,909       3,199,347
------------   ------------   -------------   -------------    ------------    ------------

     619,330      1,712,419       3,171,153       1,507,054         603,773       1,079,532
      14,572         48,926          90,650         335,214          63,555         113,635
      38,650         51,825          37,814          46,156          86,677          77,290
         202          1,187           2,118           2,924             216           1,083
      10,578         10,578          10,578          10,578          10,578          10,578
       1,916          5,641           9,287          28,157          19,843          17,122
------------   ------------   -------------   -------------    ------------    ------------
     685,248      1,830,576       3,321,600       1,930,083         784,642       1,299,240
------------   ------------   -------------   -------------    ------------    ------------

     (21,870)      (151,553)       (183,703)       (256,887)        (53,385)        (43,318)
           0         (1,020)              0               0               0               0
     663,378      1,678,003       3,137,897       1,673,196         731,257       1,255,922
------------   ------------   -------------   -------------    ------------    ------------
    (383,603)     6,586,974       8,564,863      43,817,844       1,124,652       1,943,425
------------   ------------   -------------   -------------    ------------    ------------



 (23,441,760)    (8,221,289)   (171,390,152)        518,297     (36,886,368)    (41,563,740)
     (83,936)       (55,270)       (135,575)       (899,927)              0               0
           0              0               0               0        (290,791)              0
           0              0               0        (825,173)              0               0
------------   ------------   -------------   -------------    ------------    ------------
 (23,525,696)    (8,276,559)   (171,525,727)     (1,206,803)    (37,177,159)    (41,563,740)
------------   ------------   -------------   -------------    ------------    ------------


  17,189,983    (42,040,278)    110,385,397    (220,791,647)     27,344,690      49,986,007
    (289,313)      (114,588)       (374,168)     (1,721,328)         (3,913)        (11,520)
           0              0               0               0        (442,240)        (21,709)
           0              0               0         769,714               0               0
------------   ------------   -------------   -------------    ------------    ------------

  16,900,670    (42,154,866)    110,011,229    (221,743,261)     26,898,537      49,952,778
------------   ------------   -------------   -------------    ------------    ------------
  (6,625,026)   (50,431,425)    (61,514,498)   (222,950,064)    (10,278,622)      8,389,038
------------   ------------   -------------   -------------    ------------    ------------
$ (7,008,629)  $(43,844,451)  $ (52,949,635)  $(179,132,220)   $ (9,153,970)   $ 10,332,463
============   ============   =============   =============    ============    ============
$        690   $     12,098   $      26,641   $      12,647    $    221,668    $    310,172

                   252 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2009

                                                                      International   International
                                                                           Index          Value
                                                                        Portfolio         Portfolio
                                                                      -------------   -------------
INVESTMENT INCOME
   Dividends(1) ...................................................    $ 2,080,240     $  9,569,634
   Interest .......................................................          2,465            1,391
   Income from affiliated securities ..............................          3,948           89,150
   Securities lending income ......................................         49,133          237,940
                                                                       -----------     ------------
Total investment income ...........................................      2,135,786        9,898,115
                                                                       -----------     ------------
EXPENSES
   Advisory fees ..................................................        224,862        2,506,886
   Custody fees ...................................................         64,246          263,883
   Professional fees ..............................................         46,077           44,579
   Shareholder reports ............................................            518            2,394
   Trustees' fees .................................................         10,578           10,578
   Other fees and expenses ........................................          6,088            8,573
                                                                       -----------     ------------
Total expenses ....................................................        352,369        2,836,893
                                                                       -----------     ------------
LESS
   Waived fees ....................................................        (55,622)        (127,468)
   Expense reductions .............................................              0                0
   Net expenses ...................................................        296,747        2,709,425
                                                                       -----------     ------------
Net investment income (loss) ......................................      1,839,039        7,188,690
                                                                       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................     (3,496,629)     (35,211,563)
   Collateral received for securities loaned ......................              0                0
   Forward foreign currency contracts .............................          8,796                0
   Futures transactions ...........................................       (372,450)               0
                                                                       -----------     ------------
Net realized loss from investments ................................     (3,860,283)     (35,211,563)
                                                                       -----------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................         85,359       48,041,215
   Collateral received for securities loaned ......................         (5,799)         (35,236)
   Forward foreign currency contracts .............................         42,868              882
   Futures transactions ...........................................        150,758                0
                                                                       -----------     ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................        273,186       48,006,861
                                                                       -----------     ------------
Net realized and unrealized gain (loss) on investments ............     (3,587,097)      12,795,298
                                                                       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $(1,748,058)    $ 19,983,988
                                                                       ===========     ============
1 Net of foreign withholding taxes of .............................    $   202,559     $  1,014,069

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 253


Statements of Operations--For the Year Ended September 30, 2009

  Large Cap    Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth          Index          Growth          Value          Small Cap
  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   -------------   ------------   -------------   -------------   ---------------
$  1,486,847    $ 13,704,994   $  3,076,870    $    765,952   $   4,872,411     $  3,668,285
           0               0          3,994               0               0                0
      20,273          91,326         24,700          94,133          78,973           48,120
      12,656         590,591        317,552         272,001         396,468                0
------------    ------------   ------------    ------------   -------------     ------------
   1,519,776      14,386,911      3,423,116       1,132,086       5,347,852        3,716,405
------------    ------------   ------------    ------------   -------------     ------------

     668,437       6,134,564        402,627       2,821,668       2,230,040        1,543,858
      19,098         181,243         40,263          66,392          52,471           36,326
      39,531          44,027         57,157          46,646          50,357           55,720
         173           1,311          1,069           1,533           1,286            1,862
      10,578          10,578         10,578          10,578          10,578           10,578
       4,427           9,279          5,058           7,205           8,263            4,495
------------    ------------   ------------    ------------   -------------     ------------
     742,244       6,381,002        516,752       2,954,022       2,352,995        1,652,839
------------    ------------   ------------    ------------   -------------     ------------

     (62,985)       (775,003)       (40,280)        (74,502)        (41,561)        (314,713)
           0          (3,195)             0            (463)              0                0
     679,259       5,602,804        476,472       2,879,057       2,311,434        1,338,126
------------    ------------   ------------    ------------   -------------     ------------
     840,517       8,784,107      2,946,644      (1,746,971)      3,036,418        2,378,279
------------    ------------   ------------    ------------   -------------     ------------



 (46,491,580)    (72,769,879)    (9,040,861)    (90,868,800)   (190,501,525)     (63,513,017)
     (38,038)       (387,124)      (196,050)       (231,103)       (147,632)               0
           0               0              0               0               0                0
           0               0       (139,639)              0               0                0
------------    ------------   ------------    ------------   -------------     ------------
 (46,529,618)    (73,157,003)    (9,376,550)    (91,099,903)   (190,649,157)     (63,513,017)
------------    ------------   ------------    ------------   -------------     ------------


  27,558,267      (2,728,760)   (23,986,416)     73,757,190     129,155,401       36,276,909
     (75,375)     (1,213,939)      (670,642)       (893,103)       (622,161)               0
           0               0              0               0               0                0
           0               0         83,728               0               0                0
------------    ------------   ------------    ------------   -------------     ------------

  27,482,892      (3,942,699)   (24,573,330)     72,864,087     128,533,240       36,276,909
------------    ------------   ------------    ------------   -------------     ------------
 (19,046,726)    (77,099,702)   (33,949,880)    (18,235,816)    (62,115,917)     (27,236,108)
------------    ------------   ------------    ------------   -------------     ------------
$(18,206,209)   $(68,315,595)  $(31,003,236)   $(19,982,787)  $ (59,079,499)    $(24,857,829)
============    ============   ============    ============   =============     ============
$          0    $    121,342   $      1,083    $          0   $           0     $     11,188

                   254 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       C&B LARGE CAP VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 676,445,814        $1,241,289,608
OPERATIONS
   Net investment income (loss) ...............................................        11,286,676            15,681,846
   Net realized gain (loss) on investments ....................................       (71,204,167)          (36,158,229)
   Net change in unrealized appreciation (depreciation) of investments ........        25,300,192          (191,820,188)
                                                                                    -------------        --------------
Net decrease in net assets resulting from operations ..........................       (34,617,299)         (212,296,571)
                                                                                    -------------        --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................       114,730,358            98,602,518
   Withdrawals ................................................................      (120,687,633)         (451,149,741)
                                                                                    -------------        --------------
Net increase (decrease) from transactions in investors' beneficial interests ..        (5,957,275)         (352,547,223)
                                                                                    -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (40,574,574)         (564,843,794)
                                                                                    =============        ==============
ENDING NET ASSETS .............................................................     $ 635,871,240        $  676,445,814
                                                                                    =============        ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 255


Statements of Changes in Net Assets

      DISCIPLINED GROWTH PORTFOLIO               EMERGING GROWTH PORTFOLIO                  EQUITY INCOME PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

   $108,621,365         $183,601,568         $ 99,217,350        $ 86,519,880          $358,051,926        $ 665,234,283

        423,486               98,805             (383,603)           (496,932)            6,586,974           10,407,639
    (31,162,876)           4,027,210          (23,525,696)        (18,166,474)           (8,276,559)          15,018,976
      9,883,779          (42,219,547)          16,900,670         (16,577,253)          (42,154,866)        (147,450,348)
   ------------         ------------         ------------        ------------          ------------        -------------
    (20,855,611)         (38,093,532)          (7,008,629)        (35,240,659)          (43,844,451)        (122,023,733)
   ------------         ------------         ------------        ------------          ------------        -------------


     19,431,523           14,240,316           14,074,802          80,290,432            15,470,818           20,691,701
    (18,301,346)         (51,126,987)         (17,658,050)        (32,352,303)          (66,375,921)        (205,850,325)
   ------------         ------------         ------------        ------------          ------------        -------------
      1,130,177          (36,886,671)          (3,583,248)         47,938,129           (50,905,103)        (185,158,624)
   ------------         ------------         ------------        ------------          ------------        -------------
    (19,725,434)         (74,980,203)         (10,591,877)         12,697,470           (94,749,554)        (307,182,357)
   ============         ============         ============        ============          ============        =============
   $ 88,895,931         $108,621,365         $ 88,625,473        $ 99,217,350          $263,302,372        $ 358,051,926
   ============         ============         ============        ============          ============        =============

                   256 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009    September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 610,647,019        $ 639,562,611
OPERATIONS
   Net investment income ......................................................         8,564,863           10,760,217
   Net realized gain (loss) on investments ....................................      (171,525,727)         (62,847,876)
   Net change in unrealized appreciation (depreciation) of investments ........       110,011,229         (144,189,397)
                                                                                    -------------        -------------
Net increase (decrease) in net assets resulting from operations ...............       (52,949,635)        (196,277,056)
                                                                                    -------------        -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        73,995,358          292,223,804
   Withdrawals ................................................................      (118,577,038)        (124,862,340)
                                                                                    -------------        -------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (44,581,680)         167,361,464
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (97,531,315)         (28,915,592)
                                                                                    =============        =============
ENDING NET ASSETS .............................................................     $ 513,115,704        $ 610,647,019
                                                                                    =============        =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 257


Statements of Changes in Net Assets

            INDEX PORTFOLIO                     INTERNATIONAL CORE PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $2,237,608,527       $2,814,355,166        $ 85,536,172         $159,894,926         $131,370,011        $ 300,626,325

      43,817,844           51,460,370           1,124,652            1,892,029            1,943,425            2,786,152
      (1,206,803)          76,537,197         (37,177,159)           9,186,889          (41,563,740)          23,560,876
    (221,743,261)        (637,057,378)         26,898,537          (50,501,625)          49,952,778          (91,471,624)
  --------------       --------------        ------------         ------------         ------------        -------------
    (179,132,220)        (509,059,811)         (9,153,970)         (39,422,707)          10,332,463          (65,124,596)
  --------------       --------------        ------------         ------------         ------------        -------------


     168,953,827          283,521,466          12,972,699           16,890,599           47,353,096           30,221,875
    (260,845,759)        (351,208,294)        (16,812,916)         (51,826,646)         (33,428,233)        (134,353,593)
  --------------       --------------        ------------         ------------         ------------        -------------
     (91,891,932)         (67,686,828)         (3,840,217)         (34,936,047)          13,924,863         (104,131,718)
  --------------       --------------        ------------         ------------         ------------        -------------
    (271,024,152)        (576,746,639)        (12,994,187)         (74,358,754)          24,257,326         (169,256,314)
  ==============       ==============        ============         ============         ============        =============
  $1,966,584,375       $2,237,608,527        $ 72,541,985         $ 85,536,172         $155,627,337        $ 131,370,011
  ==============       ==============        ============         ============         ============        =============

                   258 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                       INTERNATIONAL INDEX PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................      $ 86,405,709         $160,036,146
Operations
   Net investment income ......................................................         1,839,039            3,354,207
   Net realized gain (loss) on investments ....................................        (3,860,283)          17,016,130
   Net change in unrealized appreciation (depreciation) of investments ........           273,186          (57,329,089)
                                                                                     ------------         ------------
Net increase (decrease) in net assets resulting from operations ...............        (1,748,058)         (36,958,752)
                                                                                     ------------         ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         9,195,379           15,602,378
   Withdrawals ................................................................       (21,176,587)         (52,274,063)
                                                                                     ------------         ------------
Net increase (decrease) from transactions in investors' beneficial interests ..       (11,981,208)         (36,671,685)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (13,729,266)         (73,630,437)
                                                                                     ============         ============
ENDING NET ASSETS .............................................................      $ 72,676,443         $ 86,405,709
                                                                                     ============         ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 259


Statements of Changes in Net Assets

     INTERNATIONAL VALUE PORTFOLIO           LARGE CAP APPRECIATION PORTFOLIO            LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $ 312,461,025        $ 447,175,488         $145,700,178         $179,028,956        $1,373,797,607      $ 2,759,101,141

      7,188,690           14,851,071              840,517              668,662             8,784,107            9,918,465
    (35,211,563)          (2,062,179)         (46,529,618)          (2,070,369)          (73,157,003)         198,708,968
     48,006,861         (174,524,214)          27,482,892          (45,905,064)           (3,942,699)        (726,009,112)
  -------------        -------------         ------------         ------------        --------------      ---------------
     19,983,988         (161,735,322)         (18,206,209)         (47,306,771)          (68,315,595)        (517,381,679)
  -------------        -------------         ------------         ------------        --------------      ---------------


     52,555,498           97,350,699           12,075,054           48,967,685            29,275,266           74,224,168
    (69,958,347)         (70,329,840)         (44,936,956)         (34,989,692)         (349,901,594)        (942,146,023)
  -------------        -------------         ------------         ------------        --------------      ---------------
    (17,402,849)          27,020,859          (32,861,902)          13,977,993          (320,626,328)        (867,921,855)
  -------------        -------------         ------------         ------------        --------------      ---------------
      2,581,139         (134,714,463)         (51,068,111)         (33,328,778)         (388,941,923)      (1,385,303,534)
  =============        =============         ============         ============        ==============      ===============
  $ 315,042,164        $ 312,461,025         $ 94,632,067         $145,700,178        $  984,855,684      $ 1,373,797,607
  =============        =============         ============         ============        ==============      ===============

                   260 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                         SMALL CAP INDEX PORTFOLIO
                                                                                  ---------------------------------------
                                                                                        For the              For the
                                                                                      Year Ended           Year Ended
                                                                                  September 30, 2009   September 30, 2008
                                                                                  ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................      $282,510,520        $ 415,372,828
Operations
   Net investment income (loss) ...............................................         2,946,644            4,573,295
   Net realized gain (loss) on investments ....................................        (9,376,550)          45,121,036
   Net change in unrealized appreciation (depreciation) of investments ........       (24,573,330)        (104,930,060)
                                                                                     ------------        -------------
Net decrease in net assets resulting from operations ..........................       (31,003,236)         (55,235,729)
                                                                                     ------------        -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................        23,376,006           20,072,159
   Withdrawals ................................................................       (31,788,700)         (97,698,738)
                                                                                     ------------        -------------
Net increase (decrease) from transactions in investors' beneficial interests ..        (8,412,694)         (77,626,579)
                                                                                     ------------        -------------
NET DECREASE IN NET ASSETS ....................................................       (39,415,930)        (132,862,308)
                                                                                     ============        =============
ENDING NET ASSETS .............................................................      $243,094,590        $ 282,510,520
                                                                                     ============        =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 261


Statements of Changes in Net Assets

     SMALL COMPANY GROWTH PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO          STRATEGIC SMALL CAP VALUE PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008   September 30, 2009   September 30, 2008
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $ 481,304,784        $ 833,747,672        $ 439,963,198        $ 513,730,741         $255,355,235        $ 371,760,563

     (1,746,971)          (3,251,575)           3,036,418            4,303,467            2,378,279            2,407,756
    (91,099,903)        (115,124,931)        (190,649,157)         (44,271,727)         (63,513,017)         (13,730,330)
     72,864,087          (84,950,731)         128,533,240          (75,379,939)          36,276,909          (45,354,009)
  -------------        -------------        -------------        -------------         ------------        -------------
    (19,982,787)        (203,327,237)         (59,079,499)        (115,348,199)         (24,857,829)         (56,676,583)
  -------------        -------------        -------------        -------------         ------------        -------------


     71,091,475           38,634,147           64,432,062          168,578,933           17,652,796           22,945,270
   (140,625,232)        (187,749,798)        (206,083,898)        (126,998,277)         (29,020,744)         (82,674,015)
  -------------        -------------        -------------        -------------         ------------        -------------
    (69,533,757)        (149,115,651)        (141,651,836)          41,580,656          (11,367,948)         (59,728,745)
  -------------        -------------        -------------        -------------         ------------        -------------
    (89,516,544)        (352,442,888)        (200,731,335)         (73,767,543)         (36,225,777)        (116,405,328)
  =============        =============        =============        =============         ============        =============
  $ 391,788,240        $ 481,304,784        $ 239,231,863        $ 439,963,198         $219,129,458        $ 255,355,235
  =============        =============        =============        =============         ============        =============

                  262 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                               Ratio to Average Net Assets
                                                      (Annualized)
                                           ----------------------------------             Portfolio
                                           Net Investment    Gross      Net      Total     Turnover
                                            Income (Loss)  Expenses  Expenses  Return(1)    Rate
                                           --------------  --------  --------  ---------  ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.19%        0.73%     0.64%     (5.53)%      28%
October 1, 2007 to September 30, 2008 ...       1.71%        0.73%     0.68%    (20.18)%      21%
October 1, 2006 to September 30, 2007 ...       1.48%        0.74%     0.68%     11.88%       24%
October 1, 2005 to September 30, 2006 ...       1.77%        0.76%     0.66%     15.30%       29%
December 6, 2004(2) to
   September 30, 2005 ...................       0.98%        0.77%     0.71%      1.51%       19%
DISCIPLINED GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.54%        0.79%     0.77%    (18.88)%     104%
October 1, 2007 to September 30, 2008 ...       0.07%        0.77%     0.76%    (25.19)%     103%
October 1, 2006 to September 30, 2007 ...       0.10%        0.79%     0.79%     21.22%       68%
October 1, 2005 to September 30, 2006 ...       0.12%        0.79%     0.78%      1.41%       90%
October 1, 2004 to September 30, 2005 ...       0.44%        0.79%     0.78%     11.76%       45%
EMERGING GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...      (0.53)%       0.94%     0.91%     (5.70)%     147%
October 1, 2007 to September 30, 2008 ...      (0.49)%       0.93%     0.92%    (30.95)%     191%
January 31, 2007(2) to
   September 30, 2007 ...................      (0.54)%       1.01%     0.99%     24.40%      125%
EQUITY INCOME PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.69%        0.75%     0.69%     (9.66)%      11%
October 1, 2007 to September 30, 2008 ...       2.16%        0.75%     0.57%    (23.18)%       8%
October 1, 2006 to September 30, 2007 ...       1.91%        0.76%     0.57%     15.91%       16%
October 1, 2005 to September 30, 2006 ...       1.84%        0.75%     0.70%     11.21%        7%
October 1, 2004 to September 30, 2005 ...       2.04%        0.73%     0.60%     13.30%       20%
EQUITY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.89%        0.73%     0.69%     (7.21)%     142%
October 1, 2007 to September 30, 2008 ...       1.68%        0.74%     0.70%    (27.44)%     152%
October 1, 2006 to September 30, 2007 ...       1.29%        0.77%     0.69%     20.21%      108%
October 1, 2005 to September 30, 2006 ...       1.18%        0.78%     0.77%     10.73%      107%
October 1, 2004 to September 30, 2005 ...       1.22%        0.78%     0.76%     21.61%      145%
INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.61%        0.12%     0.10%     (7.00)%      10%
October 1, 2007 to September 30, 2008 ...       2.07%        0.11%     0.11%    (22.28)%       5%
October 1, 2006 to September 30, 2007 ...       1.86%        0.11%     0.10%     16.35%        8%
October 1, 2005 to September 30, 2006 ...       1.86%        0.11%     0.11%     10.70%        9%
October 1, 2004 to September 30, 2005 ...       2.08%        0.12%     0.04%     12.23%        8%
INTERNATIONAL CORE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.77%        1.23%     1.15%    (10.14)%     212%
October 1, 2007 to September 30, 2008 ...       1.60%        1.14%     1.12%    (31.42)%      55%
October 1, 2006 to September 30, 2007 ...       1.27%        1.09%     1.08%     23.70%       66%
October 1, 2005 to September 30, 2006 ...       1.99%        1.09%     1.03%     14.58%       39%
October 1, 2004 to September 30, 2005 ...       1.51%        1.09%     1.08%     18.69%      108%
INTERNATIONAL GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.71%        1.14%     1.11%      6.23%       95%
October 1, 2007 to September 30, 2008 ...       1.17%        1.08%     1.05%    (28.68)%      57%
October 1, 2006 to September 30, 2007 ...       1.09%        1.06%     1.03%     27.40%       73%
October 1, 2005 to September 30, 2006 ...       0.87%        1.07%     0.98%     19.95%       62%
October 6, 2004(2) to
   September 30, 2005 ...................       1.02%        1.08%     1.06%     22.30%       67%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 263


Financial Highlights

                                               Ratio to Average Net Assets
                                                      (Annualized)
                                           ----------------------------------             Portfolio
                                           Net Investment    Gross      Net      Total     Turnover
                                            Income (Loss)  Expenses  Expenses  Return(1)    Rate
                                           --------------  --------  --------  ---------  ---------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.86%        0.55%     0.46%      1.65%       13%
October 1, 2007 to September 30, 2008 ...       2.84%        0.51%     0.50%    (29.67)%      14%
October 1, 2006 to September 30, 2007 ...       2.15%        0.49%     0.49%     24.52%        3%
October 1, 2005 to September 30, 2006 ...       2.59%        0.49%     0.37%     19.44%        7%
October 6, 2004(2) to
   September 30, 2005 ...................       2.41%        0.49%     0.46%     21.90%       21%
INTERNATIONAL VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       2.72%        1.08%     1.03%      5.26%       41%
October 1, 2007 to September 30, 2008 ...       3.68%        1.07%     1.01%    (34.21)%      23%
October 1, 2006 to September 30, 2007 ...       2.47%        1.07%     1.03%     21.91%       19%
October 1, 2005 to September 30, 2006 ...       2.34%        1.09%     1.09%     19.32%       31%
October 1, 2004 to September 30, 2005 ...       2.21%        1.11%     1.10%     25.92%       14%
LARGE CAP APPRECIATION PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.88%        0.78%     0.71%    (10.97)%     144%
October 1, 2007 to September 30, 2008 ...       0.41%        0.74%     0.69%    (25.49)%     151%
October 1, 2006 to September 30, 2007 ...       0.57%        0.74%     0.69%     21.80%      145%
October 1, 2005 to September 30, 2006 ...       0.65%        0.75%     0.72%      3.34%      155%
October 1, 2004 to September 30, 2005 ...       0.83%        0.74%     0.74%     20.02%      133%
LARGE COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...       0.97%        0.70%     0.62%      3.31%       13%
October 1, 2007 to September 30, 2008 ...       0.48%        0.68%     0.67%    (22.59)%       7%
October 1, 2006 to September 30, 2007 ...       0.46%        0.70%     0.68%     17.80%       10%
October 1, 2005 to September 30, 2006 ...       0.14%        0.70%     0.61%      1.41%        6%
October 1, 2004 to September 30, 2005 ...       0.69%        0.69%     0.68%     11.03%       18%
SMALL CAP INDEX PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.46%        0.26%     0.24%    (10.87)%      20%
October 1, 2007 to September 30, 2008 ...       1.36%        0.23%     0.18%    (14.30)%      22%
October 1, 2006 to September 30, 2007 ...       1.10%        0.23%     0.18%     14.78%       24%
October 1, 2005 to September 30, 2006 ...       0.95%        0.24%     0.23%      6.89%       20%
October 1, 2004 to September 30, 2005 ...       1.00%        0.23%     0.18%     21.03%       14%
SMALL COMPANY GROWTH PORTFOLIO
October 1, 2008 to September 30, 2009 ...      (0.53)%       0.89%     0.87%      1.75%      169%
October 1, 2007 to September 30, 2008 ...      (0.53)%       0.89%     0.89%    (27.50)%     150%
October 1, 2006 to September 30, 2007 ...      (0.46)%       0.90%     0.90%     17.74%      138%
October 1, 2005 to September 30, 2006 ...      (0.33)%       0.91%     0.90%      7.02%      125%
October 1, 2004 to September 30, 2005 ...      (0.45)%       0.91%     0.91%     16.51%      142%
SMALL COMPANY VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.16%        0.90%     0.88%     (6.28)%      99%
October 1, 2007 to September 30, 2008 ...       1.02%        0.90%     0.89%    (22.01)%      82%
October 1, 2006 to September 30, 2007 ...       0.53%        0.93%     0.92%      6.53%       69%
October 1, 2005 to September 30, 2006 ...       0.64%        0.92%     0.79%      6.70%      114%
October 1, 2004 to September 30, 2005 ...       0.61%        0.92%     0.82%     24.77%       70%
STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2008 to September 30, 2009 ...       1.31%        0.91%     0.74%     (8.76)%      50%
October 1, 2007 to September 30, 2008 ...       0.80%        0.91%     0.83%    (16.47)%      46%
October 1, 2006 to September 30, 2007 ...       0.30%        0.93%     0.92%      8.65%       64%
January 31, 2006(2) to
   September 30, 2006 ...................       0.75%        0.94%     0.75%      0.60%       37%

                  264 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio"), and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 25, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

                   Wells Fargo Advantage Master Portfolios 265


Notes to Financial Statements

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A. ("WFB") acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended September 30, 2009, WFB waived its share of revenues earned on securities lending

                   266 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

activities. Such waivers by WFB have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2009, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                   Defaulted SIVs ($ Value)   % of Net Assets
                                   ------------------------   ---------------
C&B Large Cap Value Portfolio             $1,162,965               0.18%
Disciplined Growth Portfolio                 259,380               0.29%
Emerging Growth Portfolio                    502,093               0.57%
Equity Income Portfolio                      162,700               0.06%
Equity Value Portfolio                       809,114               0.16%
Index Portfolio                            3,391,865               0.17%
Large Cap Appreciation Portfolio             330,248               0.35%
Large Company Growth Portfolio             1,747,170               0.18%
Small Cap Index Portfolio                  1,048,286               0.43%
Small Company Growth Portfolio             1,390,103               0.35%
Small Company Value Portfolio                973,221               0.41%

                   Wells Fargo Advantage Master Portfolios 267


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                Significant Other      Significant
                                                Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                         Level 1           Level 2             Level 3              Total
--------------------------                      -------------   -----------------   -------------------   ------------
C&B Large Cap Value Portfolio
   Equity securities
      COMMON STOCKS                              $617,738,755      $         0           $        0       $617,738,755
      PREFERRED STOCKS                             10,592,010                0                    0         10,592,010
   Corporate debt securities                                0       28,554,757            1,849,905         30,404,662
   Debt securities issued by states in
      the U.S. and its political subdivisions               0        4,071,185                    0          4,071,185
   Short-term investments                          23,551,288        1,475,195                    0         25,026,483
   TOTAL                                         $651,882,053      $34,101,137           $1,849,905       $687,833,095

                  268 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                       Level 1           Level 2               Level 3             Total
--------------------------                   --------------   -----------------   -------------------   --------------
DISCIPLINED GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $   87,511,667      $         0           $        0       $   87,511,667
   Corporate debt securities                              0        6,199,176              412,591            6,611,767
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0          883,848                    0              883,848
   Short-term investments                         3,984,314          320,261                    0            4,304,575
   TOTAL                                     $   91,495,981      $ 7,403,285           $  412,591       $   99,311,857
EMERGING GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $   85,328,538      $         0           $        0       $   85,328,538
      MUTUAL FUND SHARES                          1,342,496                0                    0            1,342,496
   Corporate debt securities                              0       21,428,007              798,669           22,226,676
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        3,055,090                    0            3,055,090
   Short-term investments                         9,827,139        1,107,013                    0           10,934,152
   TOTAL                                     $   96,498,173      $25,590,110           $  798,669       $  122,886,952
EQUITY INCOME PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  262,079,175      $         0           $        0       $  262,079,175
   Corporate debt securities                              0        6,695,876              258,803            6,954,679
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0          954,662                    0              954,662
   Short-term investments                         4,632,791          345,922                    0            4,978,713
   TOTAL                                     $  266,711,966      $ 7,996,460           $  258,803       $  274,967,229
EQUITY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  505,946,627      $         0           $        0       $  505,946,627
   Corporate debt securities                              0       37,072,250            1,287,041           38,359,291
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        5,285,561                    0            5,285,561
   Short-term investments                        21,241,847        1,915,223                    0           23,157,070
   TOTAL                                     $  527,188,474      $44,273,034           $1,287,041       $  572,748,549
INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                          $1,957,905,036      $         0           $        0       $1,957,905,036
   Corporate debt securities                              0       77,209,116            5,395,372           82,604,488
   Debt securities issued by states in the
      U.S. and its political subdivisions         2,794,010       11,008,059                    0           13,802,069
   Short-term investments                        41,140,892        3,988,772                    0           45,129,664
   TOTAL                                     $2,001,839,938      $92,205,947           $5,395,372       $2,099,441,257

                  Wells Fargo Advantage Master Portfolios 269


Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                        Level 1          Level 2              Level 3              Total
--------------------------                   --------------   -----------------   -------------------   --------------
INTERNATIONAL CORE PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 70,700,969        $        0            $      0         $ 70,700,969
      PREFERRED STOCKS                             793,967                 0                   0              793,967
      RIGHTS                                        16,035                 0                   0               16,035
   Short-term investments                        1,644,489                 0              15,654            1,660,143
   TOTAL                                      $ 73,155,460        $        0            $ 15,654         $ 73,171,114
INTERNATIONAL GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                           $153,083,567        $        0            $      0         $153,083,567
      RIGHTS                                        71,195                 0                   0               71,195
   Short-term investments                        9,421,480                 0              46,080            9,467,560
   TOTAL                                      $162,576,242        $        0            $ 46,080         $162,622,322
INTERNATIONAL INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 71,040,924        $        0            $     14         $ 71,040,938
      PREFERRED STOCKS                             125,138                 0                   0              125,138
      RIGHTS                                        18,638                 0                   0               18,638
      WARRANTS                                         822                 0               3,065                3,887
   Short-term investments                        1,544,589                 0              23,194            1,567,783
   TOTAL                                      $ 72,730,111        $        0            $ 26,273         $ 72,756,384
INTERNATIONAL VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                           $305,170,561        $        0            $      0         $305,170,561
      RIGHTS                                        36,818                 0             110,787              147,605
   Short-term investments                       12,002,192                 0             140,944           12,143,136
   TOTAL                                      $317,209,571        $        0            $251,731         $317,461,302
LARGE CAP APPRECIATION PORTFOLIO
   Equity securities
      COMMON STOCKS                           $ 93,459,061        $        0            $      0         $ 93,459,061
   Corporate debt securities                             0         6,168,589             525,319            6,693,908
   Debt securities issued by states in the
      U.S. and its political subdivisions                0           879,484                   0              879,484
   Short-term investments                        4,488,198           318,680                   0            4,806,878
   TOTAL                                      $ 97,947,259        $7,366,753            $525,319         $105,839,331

                  270 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*                       Level 1           Level 2               Level 3            Total
--------------------------                   --------------   -----------------   -------------------   --------------
LARGE COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  983,876,475      $         0           $        0       $  983,876,475
   Corporate debt securities                              0       48,045,731            2,779,188           50,824,919
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        6,850,102                    0            6,850,102
   Short-term investments                        24,717,070        2,482,135                    0           27,199,205
   TOTAL                                     $1,008,593,545      $57,377,968           $2,779,188       $1,068,750,701
SMALL CAP INDEX PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  242,803,502      $         0           $        0       $  242,803,502
   Corporate debt securities                              0       34,076,294            1,667,487           35,743,781
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        4,858,418                    0            4,858,418
   Debt securities issued by U.S. Treasury
      and U.S. Government agencies                  499,904                0                    0              499,904
   Short-term investments                        14,892,824        1,760,448                    0           16,653,272
   TOTAL                                     $  258,196,230      $40,695,160           $1,667,487       $  300,558,877
SMALL COMPANY GROWTH PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  391,926,633      $         0           $        0       $  391,926,633
   Corporate debt securities                              0       29,743,639            2,211,209           31,954,848
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        4,240,687                    0            4,240,687
   Short-term investments                        14,383,198        1,536,613                    0           15,919,811
   TOTAL                                     $  406,309,831      $35,520,939           $2,211,209       $  444,041,979
SMALL COMPANY VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                          $  225,293,537      $         0           $        0       $  225,293,537
   Corporate debt securities                              0       26,624,206            1,548,083           28,172,289
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        3,795,935                    0            3,795,935
   Short-term investments                        27,354,164        1,375,457                    0           28,729,621
   TOTAL                                     $  252,647,701      $31,795,598           $1,548,083       $  285,991,382

                   Wells Fargo Advantage Master Portfolios 271


Notes to Financial Statements

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES*               Level 1           Level 2              Level 3             Total
--------------------------            -------------   -----------------   -------------------   ------------
STRATEGIC SMALL CAP VALUE PORTFOLIO
   Equity securities
      COMMON STOCKS                    $198,296,926           $0                $     0         $198,296,926
      PREFERRED STOCKS                      297,879            0                 42,400              340,279
      MUTUAL FUND SHARES                  5,570,665            0                      0            5,570,665
   Short-term investments                 9,836,256            0                      0            9,836,256
   TOTAL                               $214,001,726           $0                $42,400         $214,044,126

* Further details on the major security types listed above for each portfolio can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in other financial instruments*:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
                                         Level 1           Level 2              Level 3             Total
                                      -------------   -----------------   -------------------   ------------
Index Portfolio                          $500,014         $       0                $0            $ 500,014
International Core Portfolio                    0          (442,575)                0             (442,575)
International Index Portfolio              15,432            (3,534)                0               11,898
Small Cap Index Portfolio                 126,960                 0                 0              126,960

* Other financial instruments include futures and forward foreign currency transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                            C&B Large  Disciplined    Emerging      Equity       Equity                  International International
                            Cap Value     Growth       Growth       Income       Value         Index          Core         Growth
                            Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                           ----------  -----------  -----------  -----------  -----------  ------------  ------------- -------------
CORPORATE DEBT SECURITIES
   BALANCE AS OF
      09/30/2008           $2,955,104   $ 705,227   $ 2,728,377  $ 1,588,457  $ 6,755,343  $ 28,528,691     $     0       $     0
      Accrued discounts
         (premiums)                 0           0             0            0            0             0           0             0
         Realized gain
            (loss)           (171,132)    (26,706)      (83,936)     (55,270)    (135,575)     (899,927)          0             0
      Change in unrealized
          appreciation
         (depreciation)      (300,723)   (124,970)     (289,313)    (114,588)    (374,168)   (1,721,328)          0             0
      Net purchases
        (sales)              (633,344)   (140,960)   (1,556,459)  (1,159,796)  (4,958,559)  (20,512,064)          0             0
      Net transfer in
         (out) of Level 3           0           0             0            0            0             0           0             0
   BALANCE AS OF
      09/30/2009            1,849,905     412,591       798,669      258,803    1,287,041     5,395,372           0             0
SHORT-TERM SECURITIES
   BALANCE AS OF
      09/30/2008                    0           0             0            0            0             0           0             0
      Accrued discounts
         (premiums)                 0           0             0            0            0             0           0             0
         Realized gain
            (loss)                  0           0             0            0            0             0           0             0
      Change in unrealized
         appreciation
         (depreciation)             0           0             0            0            0             0           0             0
      Net transfer in
         (out) of Level 3           0           0             0            0            0             0      15,654        46,080
   BALANCE AS OF
      09/30/2009                    0           0             0            0            0             0      15,654        46,080
TOTAL                      $1,849,905   $ 412,591   $   798,669  $   258,803  $ 1,287,041  $  5,395,372     $15,654       $46,080

                   272 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                  C&B Large  Disciplined  Emerging    Equity     Equity                International International
                                  Cap Value     Growth     Growth     Income     Value       Index          Core         Growth
                                  Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
                                  ---------  ----------- ---------  ---------  ---------  -----------  ------------- -------------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
   CORPORATE DEBT SECURITIES      $(211,807)  $(105,139) $(250,925) $(102,149) $(312,307) $(1,461,998)       $0            $0

                                                                                     Large     Small     Small     Small   Strategic
                                          International International   Large Cap   Company     Cap     Company   Company  Small Cap
                                              Index         Value     Appreciation   Growth    Index     Growth    Value     Value
                                            Portfolio     Portfolio     Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                          ------------- ------------- ------------ --------- --------- --------- --------- ---------
EQUITY SECURITIES
   COMMON STOCKS
      BALANCE AS OF 09/30/2008               $     0          $0           $0          $0        $0        $0        $0     $     0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)         (486)          0            0           0         0         0         0           0
         Net purchases (sales)                   500           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0           0
      BALANCE AS OF 09/30/2009                    14           0            0           0         0         0         0           0
   PREFERRED STOCKS
      BALANCE AS OF 09/30/2008                     0           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)            0           0            0           0         0         0         0           0
         Net purchases (sales)                     0           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0      42,400
      BALANCE AS OF 09/30/2009                     0           0            0           0         0         0         0      42,400
   WARRANTS
      BALANCE AS OF 09/30/2008                   826           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)        2,239           0            0           0         0         0         0           0
         Net purchases (sales)                     0           0            0           0         0         0         0           0
         Net transfer in (out) of Level 3          0           0            0           0         0         0         0           0
      BALANCE AS OF 09/30/2009                 3,065           0            0           0         0         0         0           0
   RIGHTS
      BALANCE AS OF 09/30/2008                     0           0            0           0         0         0         0           0
         Accrued discounts (premiums)              0           0            0           0         0         0         0           0
            Realized gain (loss)                   0           0            0           0         0         0         0           0
         Change in unrealized
            appreciation (depreciation)            0           0            0           0         0         0         0           0

                   Wells Fargo Advantage Master Portfolios 273


Notes to Financial Statements

                                                                                     Large               Small     Small   Strategic
                                          International International   Large Cap   Company  Small Cap  Company   Company  Small Cap
                                              Index         Value     Appreciation   Growth    Index     Growth    Value     Value
                                            Portfolio     Portfolio     Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                          ------------- ------------- ------------ --------- --------- --------- --------- ---------
   Net purchases (sales)                        0                0          0          0         0         0         0         0
   Net transfer in (out) of Level 3             0          110,787          0          0         0         0         0         0
BALANCE AS OF 09/30/2009                        0          110,787          0          0         0         0         0         0

                                                                         Large                      Small        Small     Strategic
                            International International   Large Cap     Company     Small Cap      Company      Company    Small Cap
                                Index         Value     Appreciation     Growth       Index        Growth        Value       Value
                              Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                            ------------- ------------- ------------ ------------  -----------  ------------  -----------  ---------
CORPORATE DEBT SECURITIES
   BALANCE AS OF 09/30/2008    $     0       $      0    $1,273,322  $ 14,495,731  $ 5,674,386  $ 10,030,449  $ 5,219,257   $     0
      Accrued discounts
        (premiums)                   0              0             0             0            0             0            0         0
         Realized gain
            (loss)                   0              0       (38,038)     (387,124)    (196,050)     (231,103)    (147,632)        0
      Change in unrealized
         appreciation
         (depreciation)              0              0       (75,375)   (1,213,939)    (670,642)     (893,103)    (622,161)        0
      Net purchases (sales)          0              0      (634,590)  (10,115,480)  (3,140,207)   (6,695,034)  (2,901,381)        0
      Net transfer in (out)
         of Level 3                  0              0             0             0            0             0            0         0
   BALANCE AS OF 09/30/2009          0              0       525,319     2,779,188    1,667,487     2,211,209    1,548,083         0
SHORT-TERM SECURITIES
   BALANCE AS OF 09/30/2008    $     0       $      0    $        0  $          0  $         0  $          0  $         0   $     0
      Accrued discounts
         (premiums)                  0              0             0             0            0             0            0         0
         Realized gain
            (loss)                   0              0             0             0            0             0            0         0
      Change in unrealized
         appreciation
         (depreciation)              0              0             0             0            0             0            0         0
      Net purchases (sales)          0              0             0             0            0             0            0         0
      Net transfer in (out)
         of Level 3             23,194        140,944             0             0            0             0            0         0
   BALANCE AS OF 09/30/2009     23,194        140,944             0             0            0             0            0         0
TOTAL                          $26,273       $251,731    $  525,319  $  2,779,188  $ 1,667,487  $  2,211,209  $ 1,548,083   $42,400

                                                                              Large                  Small      Small    Strategic
                                  International International   Large Cap    Company    Small Cap   Company    Company   Small Cap
                                      Index         Value     Appreciation    Growth      Index      Growth     Value      Value
                                    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                                  ------------- ------------- ------------  ---------  ----------  ---------  ---------  ---------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period
   EQUITY SECURITIES
      COMMON STOCKS                  $  (486)        $0         $      0   $         0  $       0  $       0  $       0      $0
      WARRANTS                         2,239          0                0             0          0          0          0       0
   CORPORATE DEBT SECURITIES               0                     (50,125)   (1,080,357)  (590,494)  (786,821)  (547,752)      0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                   274 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                              Advisory
                                                             Fees (% of
                                         Average Daily     Average Daily
                                          Net Assets        Net Assets)
                                      ------------------   -------------
C&B LARGE CAP VALUE PORTFOLIO         First $500 million       0.700
DISCIPLINE GROWTH PORTFOLIO            Next $500 million       0.650
EQUITY INCOME PORTFOLIO                  Next $2 billion       0.600
EQUITY VALUE PORTFOLIO                   Next $2 billion       0.575
                                         Over $5 billion       0.550
EMERGING GROWTH PORTFOLIO             First $500 million       0.850
SMALL COMPANY GROWTH PORTFOLIO         Next $500 million       0.825
SMALL COMPANY VALUE PORTFOLIO            Next $1 billion       0.800
STRATEGIC SMALL CAP VALUE PORTFOLIO      Next $1 billion       0.775
                                         Over $3 billion       0.750
INDEX PORTFOLIO                       First $500 million       0.100
                                       Next $500 million       0.100
                                         Next $2 billion       0.075
                                         Next $2 billion       0.075
                                         Over $5 billion       0.050
INTERNATIONAL CORE PORTFOLIO          First $500 million       0.950
INTERNATIONAL GROWTH PORTFOLIO         Next $500 million       0.900
INTERNATIONAL VALUE PORTFOLIO            Next $2 billion       0.850
                                         Next $2 billion       0.825
                                         Over $5 billion       0.800
INTERNATIONAL INDEX PORTFOLIO         First $500 million       0.350
                                       Next $500 million       0.350
                                         Next $2 billion       0.325
                                         Next $2 billion       0.325
                                         Over $5 billion       0.300
LARGE CAP APPRECIATION PORTFOLIO      First $500 million       0.700
LARGE COMPANY GROWTH PORTFOLIO         Next $500 million       0.650
                                         Next $2 billion       0.600
                                         Next $2 billion       0.575
                                         Over $5 billion       0.550
SMALL CAP INDEX PORTFOLIO             First $500 million       0.200
                                       Next $500 million       0.200
                                         Next $2 billion       0.175
                                         Next $2 billion       0.175
                                         Over $5 billion       0.150

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned

                   Wells Fargo Advantage Master Portfolios 275


Notes to Financial Statements

subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio. Prior to March 2, 2009, New Star Institutional Managers Limited served as sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Systematic Financial Management LP is the sub-adviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived advisory fees during the year ended September 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB") whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. WFB is paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2009, were as follows:

                                      Purchases at Cost   Sales Proceeds
                                      -----------------   --------------
C&B LARGE CAP VALUE PORTFOLIO            $160,927,009      $143,646,475
DISCIPLINED GROWTH PORTFOLIO               85,167,383        82,199,417
EMERGING GROWTH PORTFOLIO                 110,515,810       114,524,768
EQUITY INCOME PORTFOLIO                    28,740,788        69,748,144
EQUITY VALUE PORTFOLIO                    652,944,312       692,389,939
INDEX PORTFOLIO                           170,034,226       226,582,331
INTERNATIONAL CORE PORTFOLIO              135,021,342       135,721,277
INTERNATIONAL GROWTH PORTFOLIO            129,167,908       107,876,764
INTERNATIONAL INDEX PORTFOLIO               8,508,478        17,418,402
INTERNATIONAL VALUE PORTFOLIO             114,625,396       104,522,089
LARGE CAP APPRECIATION PORTFOLIO          139,466,103       168,400,608
LARGE COMPANY GROWTH PORTFOLIO            124,502,947       418,526,595
SMALL CAP INDEX PORTFOLIO                  40,963,852        46,668,988
SMALL COMPANY GROWTH PORTFOLIO            569,719,372       626,807,573
SMALL COMPANY VALUE PORTFOLIO             264,922,622       407,487,049
STRATEGIC SMALL CAP VALUE PORTFOLIO        92,080,323       109,324,671

6. DERIVATIVE TRANSACTIONS

At September 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                                 Net Unrealized
                                                                                Initial Contract    Value at      Appreciation/
                                Expiration Date              Type                   Amount          9/30/2009    (Depreciation)
                                ---------------   ---------------------------   ----------------   -----------   --------------
INDEX PORTFOLIO                  December 2009          64 Long S&P 500            $16,346,386     $16,846,400      $500,014
INTERNATIONAL INDEX PORTFOLIO    December 2009    12 Long Dow Jones Euro STOX      $   490,349     $   501,133      $ 10,784
                                 December 2009        8 Long FTSE 1001DX           $   635,112     $   651,387      $ 16,275
                                 December 2009        4 Long TOPIX Index           $   418,172     $   406,545      $(11,627)
SMALL CAP INDEX PORTFOLIO        December 2009       53 Long Russell 2000          $ 3,068,940     $ 3,195,900      $126,960

                   276 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $15,906,100, $2,134,727, and $3,007,536 respectively, in futures contracts during the year ended September 30, 2009.

At September 30, 2009, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                Net Unrealized
                                                   Contracts      U.S. Value at   In Exchange    Appreciation/
                                Exchange Date      to Deliver       9/30/2009      for U.S. $   (Depreciation)
                                -------------   ---------------   -------------   -----------   --------------
INTERNATIONAL CORE PORTFOLIO      12/22/2009      3,166,000 CHF     $3,057,193     $3,062,992      $   5,799
                                  10/29/2009    656,600,000 JPY      7,316,085      6,867,711       (448,374)

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                Net Unrealized
                                                   Contracts      U.S. Value at   In Exchange    Appreciation/
                                Exchange Date      to Receive       9/30/2009      for U.S. $   (Depreciation)
                                -------------   ---------------   -------------   -----------   --------------
INTERNATIONAL INDEX PORTFOLIO     12/29/2009        300,000 EUR      $439,008       $442,890       $(3,882)
                                  12/29/2009        150,000 GBP       239,724        241,940        (2,216)
                                  12/29/2009     20,000,000 JPY       222,804        220,240         2,564

For Index Portfolio, International Core Portfolio, International Growth Portfolio, International Value Portfolio and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2009 was as follows for International Index Portfolio:

                                                ASSET DERIVATIVES                           LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     ---------------------------------------   -----------------------------------------------
HEDGING INSTRUMENTS                    Balance Sheet Location     Fair Value         Balance Sheet Location         Fair Value
--------------------------------     --------------------------   ----------   ----------------------------------   ----------
Equity contracts                     Unrealized appreciation
                                     on futures contracts           $15,432

Forward foreign currency contracts   Unrealized appreciation on                Unrealized depreciation on
                                     forward currency contracts       2,564    forward foreign currency contracts     $6,098

                                                                    $17,996                                           $6,098

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009 was as follows for International Index Portfolio:

                                       AMOUNT OF REALIZED GAIN OR LOSS ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     --------------------------------------------------
HEDGING INSTRUMENTS                   Futures    Forward Currency Contracts     Total
--------------------------------     ---------   --------------------------   ---------
Equity contracts                     $(372,450)            $    0             $(372,450)
Forward foreign currency contracts           0             $8,796             $   8,796
                                     $(372,450)            $8,796             $(363,654)

                                     CHANGE IN UNREALIZED GAINS OR LOSSES ON DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS     ---------------------------------------------------
HEDGING INSTRUMENTS                    Futures    Forward Currency Contracts     Total
--------------------------------      ---------   --------------------------   --------
Equity contracts                       $150,758             $     0            $150,758
Forward foreign currency contracts            0             $42,868            $ 42,868
                                       $150,758             $42,868            $193,626

                  Wells Fargo Advantage Master Portfolios 277


Notes to Financial Statements

7. IN KIND TRANSACTIONS

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Fund" (each a "Acquisition", and collectively the "Acquisitions"), as shown in the table below.

Target Fund                                Acquiring Fund
-----------                                --------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND    Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND           Wells Fargo Advantage C&B Large Cap Value Fund

The Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

8. EXPENSE REDUCTION

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                  278 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Philadelphia, Pennsylvania
November 25, 2009

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2008, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2008 and September 30, 2009 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended September 30, 2008 and September 30, 2009, the Audit Fees were $524,400 and $557,740 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2008 and September 30, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2008 and September 30, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Tax Fees were $ 31,680 and $33,000, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Tax Fees were $ 74,490 and $78,170 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2008 and September 30, 2009

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2008 and September 30, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended September 30, 2008 and September 30, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year ended September 30, 2008 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended September 30, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

          For the fiscal year ended September 30, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended September 30, 2008 consist of procedure reviews for mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
     CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       Wells Fargo Master Trust

                                       By:   /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President

Date: November 23, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                       By:      /s/ Karla M. Rabusch


                                                Karla M. Rabusch
                                                President

Date: November 23, 2009


                                       By:    /s/ Jeremy M. DePalma


                                              Jeremy M. DePalma
                                              Treasurer

Date: November 23, 2009


                                       By:    /s/ David S. Berardi


                                              David S. Berardi
                                              Treasurer

Date: November 23, 2009

  WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Jeremy DePalma, Treasurer of each Trust







Exhibit A amended:  August 4, 2009

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------



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